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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Active Portfolios® Multi-Manager Alternative Strategies Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 47.2%
CONSUMER DISCRETIONARY 8.3%
Auto Components 0.2%
Visteon Corp. (a)	12,180	$1,333,954
Automobiles 0.6%
General Motors Co.	135,501	4,873,971
Hotels, Restaurants & Leisure 2.3%
Bob Evans Farms, Inc. (b)	35,703	1,639,839
Life Time Fitness, Inc. (a)	56,958	4,095,280
McDonald’s Corp.	51,346	4,925,622
MGM Resorts International (a)	210,385	4,218,219
Starwood Hotels & Resorts Worldwide, Inc.	41,353	3,422,374
Total		18,301,334
Household Durables —%
Ethan Allen Interiors, Inc.	4,117	103,337
Media 3.5%
Charter Communications Inc., Class A (a)	15,247	2,729,518
DIRECTV (a)(b)	130,627	11,892,282
DISH Network Corp., Class A (a)(b)	54,227	3,838,729
Interpublic Group of Companies, Inc. (The)	192,203	3,924,785
Liberty Global PLC, Class A (a)(c)	1	28
Liberty Global PLC, Class C (a)(c)	—	4
Media General, Inc. (a)	134,844	2,233,017
Viacom, Inc., Class B	41,276	2,760,539
Total		27,378,902
Multiline Retail 0.6%
Target Corp.	54,434	4,317,705
Specialty Retail 1.1%
ANN, Inc. (a)	61,724	2,885,597
CST Brands, Inc.	95,092	3,781,809
Staples, Inc. (d)	135,212	2,226,265
Total		8,893,671
TOTAL CONSUMER DISCRETIONARY		65,202,874
CONSUMER STAPLES 1.3%
Beverages 0.2%
Molson Coors Brewing Co., Class B	21,982	1,613,039

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 1.1%
Safeway, Inc. Casa Ley CVR (e)(f)	287,209	$291,488
Safeway, Inc. PDC CVR (e)(f)	287,209	14,016
Wal-Mart Stores, Inc.	108,478	8,056,661
Total		8,362,165
Food Products —%
Kraft Foods Group, Inc. (d)	2,118	178,865
Personal Products —%
Coty, Inc. Class A	12,945	322,719
TOTAL CONSUMER STAPLES		10,476,788
ENERGY 4.1%
Energy Equipment & Services 2.2%
Ensco PLC, Class A	165,872	3,897,992
Exterran Holdings, Inc. (b)	74,060	2,448,424
Halliburton Co.	132,596	6,019,858
Unit Corp. (a)	119,685	3,773,668
Weatherford International PLC (a)(b)	85,950	1,187,829
Total		17,327,771
Oil, Gas & Consumable Fuels 1.9%
Bill Barrett Corp. (a)	413,414	3,650,446
Cloud Peak Energy, Inc. (a)(d)	64,415	371,675
Cobalt International Energy, Inc. (a)	14,119	143,449
CONSOL Energy, Inc.	17,056	474,839
Denbury Resources, Inc.	998,439	7,358,495
Peabody Energy Corp.	86,322	291,768
Southwestern Energy Co. (a)	93,157	2,400,656
Yancoal Australia Ltd. (a)	74,338	8,667
Total		14,699,995
TOTAL ENERGY		32,027,766
FINANCIALS 7.1%
Banks 0.6%
Citigroup, Inc. (b)	85,714	4,635,413
Hudson Valley Holding Corp.	10,802	279,124
Total		4,914,537
Diversified Financial Services 0.3%
Leucadia National Corp.	106,455	2,621,987

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 2.4%
Aon PLC (b)	23,816	$2,410,656
CNA Financial Corp.	59,625	2,305,102
Loews Corp.	213,971	8,584,516
PartnerRe Ltd.	26,635	3,500,638
XL Group PLC	58,176	2,192,072
Total		18,992,984
Real Estate Investment Trusts (REITs) 3.3%
American Campus Communities, Inc.	83,900	3,272,939
InfraREIT, Inc. (a)	14,458	438,077
Investors Real Estate Trust	262,436	1,900,037
Iron Mountain, Inc.	248,160	9,050,395
Macerich Co. (The)	41,423	3,401,243
Outfront Media, Inc.	92,659	2,567,581
Plum Creek Timber Co., Inc. (b)	48,142	1,986,339
Ventas, Inc. (b)	40,389	2,686,676
Total		25,303,287
Real Estate Management & Development 0.5%
Forest City Enterprises, Inc., Class A (a)	154,015	3,551,586
TOTAL FINANCIALS		55,384,381
HEALTH CARE 7.6%
Biotechnology 0.6%
Prosensa Holdings CVR (f)(g)	16,099	—
Synageva Biopharma Corp. (a)	21,957	4,685,843
Trius Therapeutics, Inc. (e)(f)(h)	186,725	31,725
Total		4,717,568
Health Care Equipment & Supplies 0.6%
Arthrocare Corp. (e)(f)	82,114	27,722
Medtronic PLC (b)	33,800	2,579,616
Stryker Corp. (b)	20,300	1,951,439
Total		4,558,777
Health Care Providers & Services 2.1%
Catamaran Corp. (a)(d)	50,145	3,001,178
Express Scripts Holding Co. (a)	70,183	6,115,747
Omnicare, Inc.	49,405	4,707,802
Synergy Health PLC	92,307	2,571,925
Total		16,396,652

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 4.3%
AbbVie, Inc.	96,581	$6,431,329
Actavis PLC (a)(d)	12,478	3,828,375
Hospira, Inc. (a)(b)(d)	96,107	8,497,781
Mylan NV (a)(d)	14,123	1,025,753
Novartis AG, ADR (b)	26,743	2,747,308
Perrigo Co. PLC	11,911	2,266,663
Teva Pharmaceutical Industries Ltd., ADR	78,305	4,706,131
Zoetis, Inc.	82,563	4,109,161
Total		33,612,501
TOTAL HEALTH CARE		59,285,498
INDUSTRIALS 6.2%
Aerospace & Defense 0.8%
B/E Aerospace, Inc. (b)	66,359	3,805,025
KLX, Inc. (a)(b)	56,175	2,462,712
Total		6,267,737
Air Freight & Logistics 0.9%
TNT Express NV	52,408	442,059
United Parcel Service, Inc., Class B	43,865	4,352,285
XPO Logistics, Inc. (a)	39,368	1,935,331
Total		6,729,675
Commercial Services & Supplies 0.3%
Republic Services, Inc.	55,821	2,249,028
Construction & Engineering 0.2%
HC2 Holdings, Inc. (a)	119,584	1,335,753
Electrical Equipment 0.9%
Polypore International, Inc. (a)	116,069	6,953,694
Machinery 1.6%
Pall Corp. (d)	62,425	7,768,167
SPX Corp.	60,618	4,504,524
Total		12,272,691
Marine 0.6%
Kirby Corp. (a)(b)	58,030	4,451,481

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 0.8%
NOW, Inc. (a)(b)	290,485	$6,716,013
Transportation Infrastructure 0.1%
Ansaldo STS SpA	105,959	1,093,341
TOTAL INDUSTRIALS		48,069,413
INFORMATION TECHNOLOGY 7.4%
Communications Equipment 2.0%
Cisco Systems, Inc.	108,242	3,172,573
Harris Corp.	53,414	4,231,465
QUALCOMM, Inc. (b)	116,053	8,086,573
Total		15,490,611
Internet Software & Services 0.6%
Borderfree, Inc. (a)	42,849	599,458
Yahoo!, Inc. (a)(b)	96,902	4,160,487
Total		4,759,945
Semiconductors & Semiconductor Equipment 0.3%
Broadcom Corp., Class A	47,057	2,675,190
Software 2.0%
ClickSoftware Technologies, Ltd. (a)	6,853	86,211
Cyan, Inc. (a)	240,797	1,273,816
Informatica Corp. (a)	26,611	1,287,972
Microsoft Corp.	89,147	4,177,428
Oracle Corp.	159,431	6,933,654
salesforce.com, inc. (a)(d)	21,366	1,554,377
Total		15,313,458
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. (b)	31,328	4,081,412
EMC Corp. (b)	324,390	8,544,432
Hewlett-Packard Co. (b)	113,209	3,781,181
NetApp, Inc.	53,993	1,803,366
Silicon Graphics International Corp. (a)	253,240	1,625,801
Total		19,836,192
TOTAL INFORMATION TECHNOLOGY		58,075,396

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.4%
Chemicals 1.8%
Axalta Coating Systems Ltd. (a)	85,683	$2,934,643
Mosaic Co. (The)	172,488	7,908,575
Sigma-Aldrich Corp.	17,078	2,378,965
Zep, Inc.	30,165	602,093
Total		13,824,276
Containers & Packaging 1.0%
Ball Corp.	64,046	4,546,626
Berry Plastics Corp. (a)	102,106	3,417,488
Total		7,964,114
Metals & Mining 0.6%
RTI International Metals, Inc. (a)	136,351	4,809,100
TOTAL MATERIALS		26,597,490
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.0%
Frontier Communications Corp.	396,169	2,040,270
Verizon Communications, Inc.	107,527	5,316,135
Total		7,356,405
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. (a)(d)	60,917	2,368,453
TOTAL TELECOMMUNICATION SERVICES		9,724,858
UTILITIES 0.5%
Gas Utilities 0.1%
Atmos Energy Corp. (b)	18,799	1,015,522
Independent Power and Renewable Electricity Producers 0.4%
Dynegy, Inc. (a)	97,787	3,162,432
TOTAL UTILITIES		4,177,954
Total Common Stocks (Cost: $370,560,383)		$369,022,418

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(i) 5.7%

Automotive 0.2%
TRW Automotive, Inc. (h)
03/01/21	4.500%	$1,380,000	$1,397,250

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (i) (continued)
Banking 0.3%
Ally Financial, Inc.
03/15/20	8.000%	$1,257,000		$1,486,402
Wells Fargo Capital X
12/15/36	5.950%		615,000	625,763
Total				2,112,165
Cable and Satellite 0.1%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%		702,000	729,641

Chemicals 0.4%
Ashland, Inc.
04/15/18	3.875%		773,000	796,345
LSB Industries, Inc.
08/01/19	7.750%		2,281,000	2,423,562
Total				3,219,907
Diversified Manufacturing 0.2%
Manitowoc Co., Inc. (The)
10/15/22	5.875%		1,490,000	1,609,200

Food and Beverage 0.6%
HJ Heinz Co. (h)
02/15/25	4.875%		1,473,000	1,587,158
U.S. Foods, Inc. (b)
06/30/19	8.500%		3,137,000	3,278,165
Total				4,865,323
Gaming 0.2%
Pinnacle Entertainment, Inc.
04/01/22	7.750%		1,519,000	1,678,495

Health Care 1.2%
Biomet, Inc. (b)
10/01/20	6.500%		6,183,000	6,494,005
Medimpact Holdings, Inc. (h)
02/01/18	10.500%		2,743,000	2,893,865
Total				9,387,870
Independent Energy —%
Southern Pacific Resource Corp. (h)(j)
01/25/18	8.750%	CAD	1,734,000	77,107

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (i) (continued)
Media and Entertainment 0.2%
Univision Communications, Inc. (h)
05/15/21	8.500%	$1,359,000	$1,449,034

Oil Field Services —%
Exterran Holdings, Inc.
12/01/18	7.250%	126,000	130,095

Other Financial Institutions 0.2%
Prospect Holding Co. LLC/Finance Co. (h)
10/01/18	10.250%	2,498,000	1,723,620

Property & Casualty 0.4%
Ambac Assurance Corp. (h)
06/07/20	5.100%	2,048,771	2,381,697
Ambac Assurance Corp. (h)(k)
08/28/39	0.000%	756,000	612,360
Total			2,994,057
Technology 0.6%
Freescale Semiconductor, Inc.
08/01/20	10.750%	1,783,000	1,905,581
Viasystems, Inc. (b)(h)
05/01/19	7.875%	2,843,000	3,013,580
Total			4,919,161
Transportation Services 0.2%
Overseas Shipholding Group, Inc.
03/30/18	8.125%	1,014,000	1,058,996

Wireless 0.8%
NII Capital Corp. (j)
04/01/21	7.625%	4,191,000	1,173,480
NII International Telecom SCA (h)(j)
08/15/19	7.875%	2,978,000	2,754,650
T-Mobile USA, Inc.
04/28/19	6.464%	2,213,000	2,286,306
Total			6,214,436
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%	987,000	1,001,320

Total Corporate Bonds & Notes (Cost: $46,014,168)			$44,567,677

Issuer	Coupon Rate		Principal Amount	Value

Convertible Bonds(i) 0.3%
Building Materials 0.1%
Aecon Group, Inc.
10/31/15	6.250%	CAD	$697,000	$568,877
Metals 0.2%
Primero Mining Corp.
03/31/16	6.500%		1,484,000	1,483,258
Oil Field Services —%
Cal Dive International, Inc. (j)
07/15/17	5.000%		1,749,000	180,365
Total Convertible Bonds (Cost: $3,339,154)				$2,232,500

Issuer			Shares	Value

Exchange-Traded Notes —%
FINANCIALS —%
iPath S&P 500 VIX Short Term ETN (a)			5,329	$101,251
TOTAL FINANCIALS				101,251
Total Exchange-Traded Notes (Cost: $126,959)				$101,251

Limited Partnerships 0.2%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Williams Partners LP			31,713	$1,772,122
TOTAL ENERGY				1,772,122
Total Limited Partnerships (Cost: $1,797,546)				$1,772,122

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 9.9%
UNITED STATES 9.9%
U.S. Treasury Bills
06/04/15	0.020%	$8,950,000	$8,949,974
07/30/15	0.000%	53,038,000	53,038,000
08/06/15	0.000%	11,167,000	11,166,900
10/01/15	0.010%	1,988,000	1,987,899

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills (continued)
UNITED STATES (CONTINUED)
10/08/15	0.030%	$1,988,000	$1,987,769
Total			77,130,542
Total Treasury Bills (Cost: $77,121,836)			$77,130,542

Issuer	Notional ($)/ Contracts		Exercise Price ($)	Expiration Date	Value

Options Purchased Calls 0.1%
AT&T, Inc.
	2,649	USD	35.00	06/19/15	$100,662
Altera Corp.
	237	USD	45.00	06/19/15	126,795
	535	USD	50.00	06/19/15	109,675
Amat Us 01/15/16 C22
	222	USD	22.00	01/15/16	20,091
Catamaran Corp.
	11	USD	62.50	10/16/15	55
CommScope Holding Co., Inc.
	173	USD	35.00	06/19/15	3,027
Expedia, Inc.
	24	USD	116.00	06/19/15	1,080
	121	USD	117.00	06/19/15	4,235
	355	USD	120.00	06/19/15	6,212
Kraft Foods Group, Inc.
	238	USD	90.00	06/19/15	1,190
Krft Us 09/18/15 C90
	9	USD	90.00	09/18/15	585
Mylan NV
	629	USD	72.50	07/17/15	257,890
Omnicare, Inc.
	15	USD	100.00	09/18/15	113
Peabody Energy Corp.
	42	USD	3.50	06/19/15	651
	42	USD	4.00	06/19/15	189
Staples, Inc.
	248	USD	17.00	01/15/16	32,860
Total Options Purchased Calls (Cost: $655,078)					$665,310

Options Purchased Puts 0.1%
Actavis PLC
	117	USD	275.00	06/19/15	$2,925
Alcoa, Inc.
	5,914	USD	12.00	06/19/15	68,011
Associated Estates Realty Corp.
	335	USD	22.50	06/19/15	838

Issuer	Notional ($)/ Contracts		Exercise Price ($)	Expiration Date	Value

Options Purchased Puts (continued)
Avago Technologies Ltd.
	7	USD	135.00	06/19/15	$508
	7	USD	140.00	06/19/15	1,085
Axalta Coating Systems Ltd.
	257	USD	25.00	06/19/15	2,570
	601	USD	30.00	07/17/15	30,050
Axis Capital Holdings Ltd.
	57	USD	50.00	09/18/15	3,278
B/E Aerospace, Inc.
	369	USD	55.00	06/19/15	23,985
Ball Corp.
	341	USD	65.00	06/19/15	4,263
Berry Plastics Corp.
	717	USD	30.00	06/19/15	14,340
Bob Evans Farms, Inc.
	445	USD	40.00	06/19/15	12,237
Catamaran Corp.
	5	USD	57.50	10/16/15	425
Charter Communications Inc., Class A
	112	USD	175.00	06/19/15	24,080
Cobalt International Energy, Inc.
	453	USD	9.00	06/19/15	5,663
DISH Network Corp., Class A
	612	USD	60.00	06/19/15	3,060
Dynegy, Inc.
	428	USD	30.00	06/19/15	14,980
	183	USD	30.00	07/17/15	14,182
EMC Corp.
	931	USD	24.00	06/19/15	2,793
	465	USD	25.00	06/19/15	3,255
Exterran Holdings, Inc.
	212	USD	30.00	06/19/15	9,010
Family Dollar Stores, Inc.
	145	USD	72.50	07/17/15	5,438
Harris Corp.
	221	USD	70.00	06/19/15	3,315
Hewlett-Packard Co.
	638	USD	30.00	06/19/15	3,190
	246	USD	32.00	07/17/15	13,038
Juniper Networks, Inc.
	88	USD	23.00	06/19/15	572
KLX, Inc.
	605	USD	40.00	06/19/15	15,125
Kraft Foods Group, Inc.
	76	USD	82.50	09/18/15	16,150
MGM Resorts International
	1,238	USD	18.00	06/19/15	12,380
Media General, Inc.
	588	USD	12.50	06/19/15	10,290
	172	USD	15.00	06/19/15	2,150
Molson Coors Brewing Co., Class B
	143	USD	67.50	06/19/15	1,788

Issuer	Notional ($)/ Contracts		Exercise Price ($)	Expiration Date	Value

Options Purchased Puts (continued)
Mylan NV
	223	USD	62.50	07/17/15	$17,394
Nokia OYJ, ADR
	1,181	USD	6.00	06/19/15	1,181
Perrigo Co. PLC
	280	USD	170.00	06/19/15	7,700
Royal Dutch Shell PLC, ADR, Class B
	189	USD	57.50	10/16/15	37,327
SPX Corp.
	195	USD	70.00	06/19/15	10,725
Sdlp Us 06/19/15 P10
	111	USD	10.00	06/19/15	555
Starwood Hotels & Resorts Worldwide, Inc.
	247	USD	77.50	06/19/15	7,039
Synageva Biopharma Corp.
	169	USD	165.00	07/17/15	98,865
	74	USD	170.00	07/17/15	47,730
T-Mobile USA, Inc.
	457	USD	30.00	06/19/15	5,712
	248	USD	35.00	07/17/15	10,292
TRW Automotive Holdings Corp.(f)(g)
	2	USD	98.00	07/17/15	—
Teva Pharmaceutical Industries Ltd., ADR
	696	USD	55.00	06/19/15	11,832
Viacom, Inc., Class B
	228	USD	62.50	06/19/15	5,700
	285	USD	65.00	06/19/15	19,950
Weatherford International PLC
	332	USD	12.00	06/19/15	2,324
	899	USD	13.00	06/19/15	17,530
XPO Logistics, Inc.
	223	USD	44.00	06/19/15	8,920
	223	USD	45.00	06/19/15	10,592
salesforce.com, inc.
	352	USD	67.50	07/17/15	55,968

Total Options Purchased Puts (Cost: $1,169,227)					$702,310

	Shares	Value

Money Market Funds 33.7%
Columbia Short-Term Cash Fund, 0.114% (l)(m)(n)	262,202,644	$262,202,644
JPMorgan Prime Money Market Fund, 0.010% (b)(l)	1,410,760	1,410,760
Total Money Market Funds (Cost: $263,613,404)		$263,613,404
Total Investments
(Cost: $764,397,755) (o)		$759,807,534

Issuer	Shares	Value

Investments Sold Short (13.3)%

Common Stocks (10.9)%
CONSUMER DISCRETIONARY (2.1)%
Auto Components (0.1)%
Autoliv, Inc.	(1,474)	$(185,945)
BorgWarner, Inc.	(2,771)	(166,676)
Delphi Automotive PLC	(1,571)	(136,646)
Total		(489,267)
Hotels, Restaurants & Leisure (0.2)%
Cracker Barrel Old Country Store, Inc.	(1,599)	(225,587)
Denny’s Corp. (a)	(13,757)	(143,486)
Melco Crown Entertainment Ltd., ADR	(15,560)	(300,930)
Texas Roadhouse, Inc.	(4,157)	(145,578)
Wynn Resorts Ltd.	(6,690)	(673,616)
Total		(1,489,197)
Household Durables (0.4)%
Harman International	(1,437)	(173,187)
Jarden Corp. (a)	(55,778)	(2,959,581)
Total		(3,132,768)
Internet & Catalog Retail (0.4)%
Expedia, Inc.	(31,438)	(3,372,040)
Media (0.1)%
Gannett Co., Inc.	(5,953)	(213,058)
Nexstar Broadcasting Group, Inc., Class A	(4,369)	(248,552)
Sinclair Broadcast Group, Inc., Class A	(5,124)	(153,925)
Total		(615,535)
Multiline Retail (0.3)%
JCPenney Co., Inc. (a)	(315,080)	(2,706,537)
Specialty Retail (0.5)%
Ascena Retail Group, Inc. (a)	(41,972)	(620,346)
Five Below, Inc. (a)	(52,752)	(1,754,004)
Tiffany & Co.	(19,091)	(1,789,400)
Total		(4,163,750)
Textiles, Apparel & Luxury Goods (0.1)%
Kate Spade & Co. (a)	(33,976)	(841,925)
TOTAL CONSUMER DISCRETIONARY		(16,811,019)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (1.4)%
Beverages —%
Anheuser-Busch InBev NV, ADR	(974)	$(117,426)
Food & Staples Retailing (1.0)%
Kroger Co.	(28,592)	(2,081,498)
Sprouts Farmers Market, Inc. (a)	(91,672)	(2,749,243)
SYSCO Corp.	(74,097)	(2,753,444)
Total		(7,584,185)
Food Products (0.1)%
ConAgra Foods, Inc.	(1,866)	(72,046)
Hormel Foods Corp.	(2,565)	(146,769)
Kraft Foods Group, Inc.	(11,708)	(988,741)
Total		(1,207,556)
Household Products (0.3)%
Procter & Gamble Co. (The)	(26,524)	(2,079,216)
TOTAL CONSUMER STAPLES		(10,988,383)
ENERGY (0.6)%
Energy Equipment & Services (0.3)%
Enerflex Ltd.	(34,147)	(387,984)
Frank’s International NV	(6,244)	(123,756)
RPC, Inc.	(62,422)	(902,622)
Schlumberger Ltd.	(3,867)	(351,008)
Superior Energy Services, Inc.	(18,198)	(420,192)
Total		(2,185,562)
Oil, Gas & Consumable Fuels (0.3)%
Synergy Resources Corp. (a)	(95,868)	(1,103,441)
Williams Cos, Inc.	(35,362)	(1,806,998)
Total		(2,910,439)
TOTAL ENERGY		(5,096,001)
FINANCIALS (0.6)%
Banks (0.1)%
Sterling Bancorp	(20,720)	(279,927)
Real Estate Investment Trusts (REITs) (0.5)%
American Tower Corp.	(24,374)	(2,261,664)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	(10,513)	$(1,907,058)
Total		(4,168,722)
TOTAL FINANCIALS		(4,448,649)
HEALTH CARE (1.7)%
Biotechnology (0.3)%
Alexion Pharmaceuticals, Inc. (a)	(14,437)	(2,365,358)
Health Care Equipment & Supplies (0.4)%
STERIS Corp.	(39,718)	(2,654,354)
Health Care Technology (0.2)%
Veeva Systems Inc., Class A (a)	(58,701)	(1,591,971)
Pharmaceuticals (0.8)%
AbbVie, Inc.	(96,582)	(6,431,396)
TOTAL HEALTH CARE		(13,043,079)
INDUSTRIALS (0.4)%
Aerospace & Defense (0.3)%
Boeing Co. (The)	(2,355)	(330,925)
Hexcel Corp.	(7,100)	(349,604)
Rockwell Collins, Inc.	(3,650)	(347,443)
Spirit AeroSystems Holdings, Inc., Class A (a)	(6,968)	(380,383)
Transdigm Group, Inc.	(1,593)	(360,082)
Triumph Group, Inc.	(4,479)	(298,705)
Total		(2,067,142)
Commercial Services & Supplies —%
Healthcare Services Group, Inc.	(10,524)	(317,930)
Trading Companies & Distributors (0.1)%
WESCO International, Inc. (a)	(5,612)	(403,278)
Transportation Infrastructure —%
Wesco Aircraft Holdings, Inc. (a)	(12,125)	(178,965)
TOTAL INDUSTRIALS		(2,967,315)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (1.9)%
Communications Equipment (0.4)%
Ciena Corp. (a)	(53,911)	$(1,300,333)
CommScope Holding Co., Inc. (a)	(10,941)	(341,031)
Harris Corp.	(23,184)	(1,836,637)
Total		(3,478,001)
Electronic Equipment, Instruments & Components (0.2)%
Cognex Corp. (a)	(23,744)	(1,198,360)
Internet Software & Services (0.4)%
Alibaba Group Holding Ltd., ADR (a)	(39,235)	(3,504,470)
IT Services (0.1)%
Syntel, Inc. (a)	(13,205)	(627,369)
Semiconductors & Semiconductor Equipment (0.2)%
Avago Technologies Ltd.	(12,076)	(1,788,093)
Software (0.6)%
Electronic Arts, Inc. (a)	(37,839)	(2,374,587)
VMware, Inc., Class A (a)	(24,398)	(2,130,433)
Total		(4,505,020)
TOTAL INFORMATION TECHNOLOGY		(15,101,313)
MATERIALS (0.8)%
Containers & Packaging (0.7)%
AptarGroup, Inc.	(6,892)	(439,503)
Ball Corp.	(3,012)	(213,822)
Bemis Co., Inc.	(1,654)	(75,985)
Crown Holdings, Inc. (a)	(47,096)	(2,603,938)
Sealed Air Corp.	(26,118)	(1,271,946)
Silgan Holdings, Inc.	(8,781)	(477,159)
Total		(5,082,353)
Metals & Mining (0.1)%
Alcoa, Inc.	(90,400)	(1,130,000)
TOTAL MATERIALS		(6,212,353)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
TELECOMMUNICATION SERVICES (1.1)%
Diversified Telecommunication Services (1.1)%
AT&T, Inc.	(248,870)	$(8,595,970)
TOTAL TELECOMMUNICATION SERVICES		(8,595,970)
UTILITIES (0.3)%
Electric Utilities (0.3)%
Exelon Corp.	(65,792)	(2,225,743)
TOTAL UTILITIES		(2,225,743)
Total Common Stocks (Proceeds: $85,062,843)		$(85,489,825)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (0.9)%
CHEMICALS (0.2)%
Ashland, Inc.
08/15/22	4.750%	$(1,650,000)	$(1,683,000)
METALS (0.1)%
Vale SA
09/11/42	5.625%	(757,000)	(661,451)
OIL FIELD SERVICES (0.3)%
Ensco Plc
03/15/21	4.700%	(1,842,000)	(1,905,076)
National Oilwell Varco, Inc.
12/01/22	2.600%	(565,000)	(548,386)
Total			(2,453,462)
WIRELINES (0.3)%
AT&T, Inc.
03/11/24	3.900%	(1,822,000)	(1,879,118)
Total Corporate Bonds & Notes (Proceeds: $6,637,021)			$(6,677,031)

Issuer		Shares	Value

Exchange-Traded Funds (1.4)%
Alerian MLP ETF		(16,133)	$(267,001)
Consumer Staples Select Sector SPDR Fund		(5,549)	(270,736)
Health Care Select Sector SPDR Fund		(1,663)	(124,725)
SPDR Barclays High Yield Bond ETF		(37,843)	(1,491,771)

Issuer	Shares	Value

Investments Sold Short (continued)

Exchange-Traded Funds (continued)
SPDR S&P 500 ETF Trust	(5,723)	$(1,208,297)
SPDR S&P Retail ETF	(9,558)	(934,677)
Utilities Select Sector SPDR Fund	(35,692)	(1,588,294)
Vanguard REIT ETF	(34,191)	(2,705,876)
iShares Nasdaq Biotechnology ETF	(1,954)	(713,268)
iShares Russell 2000 Growth ETF	(11,177)	(1,703,375)
Total Exchange-Traded Funds (Proceeds: $10,926,965)		$(11,008,020)

Limited Partnerships (0.1)%
ENERGY (0.1)%
Exterran Partners LP	(35,132)	$(909,567)
TOTAL ENERGY		(909,567)
Total Limited Partnerships (Proceeds: $832,917)		$(909,567)
Total Investments Sold Short (Proceeds: $103,459,746)		$(104,084,443)
Total Investments, Net of Investments Sold Short		655,723,091(p)
Other Assets & Liabilities, Net		125,826,824
Net Assets		$781,549,915

At May 31, 2015, securities and cash totaling $195,119,829 were pledged as collateral.

Investment in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	24,404,639 AUD	18,692,343 USD	48,661	—
Citibank	06/17/2015	1,600,000 AUD	1,240,390 USD	18,086	—
Citibank	06/17/2015	5,238,219 AUD	4,011,936 USD	10,250	—
Citibank	06/17/2015	849,000 AUD	654,451 USD	5,866	—
Citibank	06/17/2015	1,519,000 AUD	1,164,892 USD	4,467	—
Citibank	06/17/2015	779,000 AUD	597,431 USD	2,322	—
Citibank	06/17/2015	32,881,361 AUD	24,822,008 USD	—	(297,382)
Citibank	06/17/2015	1,913,000 AUD	1,458,638 USD	—	(2,780)
Citibank	06/17/2015	4,390,000 AUD	3,334,158 USD	—	(19,539)
Citibank	06/17/2015	2,198,000 AUD	1,671,875 USD	—	(7,266)
Citibank	06/17/2015	662,000 AUD	499,729 USD	—	(5,999)
Citibank	06/17/2015	6,584,000 AUD	5,025,798 USD	—	(3,983)
Citibank	06/17/2015	1,916,000 AUD	1,450,053 USD	—	(13,656)
Citibank	06/17/2015	2,792,000 AUD	2,113,819 USD	—	(19,102)
Citibank	06/17/2015	1,300,000 BRL	443,230 USD	37,421	—
Citibank	06/17/2015	17,180,000 BRL	5,392,318 USD	29,403	—
Citibank	06/17/2015	800,000 BRL	268,725 USD	18,997	—
Citibank	06/17/2015	600,000 BRL	200,401 USD	13,105	—
Citibank	06/17/2015	400,000 BRL	135,020 USD	10,156	—
Citibank	06/17/2015	200,000 BRL	67,330 USD	4,898	—
Citibank	06/17/2015	2,700,000 BRL	845,834 USD	3,001	—
Citibank	06/17/2015	200,000 BRL	64,949 USD	2,516	—
Citibank	06/17/2015	100,000 BRL	32,556 USD	1,340	—
Citibank	06/17/2015	100,000 BRL	30,623 USD	—	(593)
Citibank	06/17/2015	700,000 BRL	212,518 USD	—	(5,994)
Citibank	06/17/2015	1,478,000 CAD	1,235,497 USD	47,308	—
Citibank	06/17/2015	1,681,000 CAD	1,387,780 USD	36,396	—
Citibank	06/17/2015	2,107,000 CAD	1,728,193 USD	34,340	—
Citibank	06/17/2015	2,367,000 CAD	1,932,703 USD	29,832	—
Citibank	06/17/2015	174,000 CAD	144,286 USD	4,405	—
Citibank	06/17/2015	158,000 CAD	130,669 USD	3,651	—
Citibank	06/17/2015	3,356,567 CAD	2,693,941 USD	—	(4,459)
Citibank	06/17/2015	8,036,312 CAD	6,429,701 USD	—	(30,825)
Citibank	06/17/2015	1,266,000 CAD	1,003,299 USD	—	(14,459)
Citibank	06/17/2015	712,121 CAD	563,563 USD	—	(8,923)
Citibank	06/17/2015	2,302,000 CAD	1,819,545 USD	—	(31,071)
Citibank	06/17/2015	1,475,000 CAD	1,161,323 USD	—	(24,455)
Citibank	06/17/2015	1,435,000 CAD	1,128,509 USD	—	(25,111)
Citibank	06/17/2015	434,000 CAD	340,798 USD	—	(8,102)
Citibank	06/17/2015	465,000 CAD	366,398 USD	—	(7,423)
Citibank	06/17/2015	963,000 CAD	763,357 USD	—	(10,815)
Citibank	06/17/2015	716,000 CAD	565,780 USD	—	(9,824)
Citibank	06/17/2015	2,391,000 CAD	1,878,746 USD	—	(43,419)
Citibank	06/17/2015	1,453,000 CAD	1,145,843 USD	—	(22,248)
Citibank	06/17/2015	427,000 CAD	338,282 USD	—	(4,991)
Citibank	06/17/2015	24,233,502 CAD	19,397,972 USD	—	(83,746)
Citibank	06/17/2015	14,646,418 CAD	11,715,447 USD	—	(59,053)
Citibank	06/17/2015	29,000 CHF	31,081 USD	209	—
Citibank	06/17/2015	2,000 CHF	2,184 USD	55	—
Citibank	06/17/2015	11,000 CHF	11,567 USD	—	(143)
Citibank	06/17/2015	22,000 CHF	22,914 USD	—	(506)
Citibank	06/17/2015	23,280 CHF	24,391 USD	—	(392)
Citibank	06/17/2015	23,740 CHF	24,382 USD	—	(891)
Citibank	06/17/2015	22,980 CHF	23,224 USD	—	(1,240)
Citibank	06/17/2015	1,000 CHF	1,032 USD	—	(33)
Citibank	06/17/2015	1,000 CHF	1,046 USD	—	(18)
Citibank	06/17/2015	43,000 CHF	44,102 USD	—	(1,675)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	1,020,399,637 CLP	1,633,147 USD	—	(15,335)
Citibank	06/17/2015	464,600,363 CLP	728,327 USD	—	(22,247)
Citibank	06/17/2015	100,000,000 COP	39,968 USD	514	—
Citibank	06/17/2015	100,000,000 COP	39,098 USD	—	(355)
Citibank	06/17/2015	1,132,375,427 COP	437,652 USD	—	(9,111)
Citibank	06/17/2015	860,868,271 COP	328,188 USD	—	(11,456)
Citibank	06/17/2015	646,756,302 COP	245,447 USD	—	(9,721)
Citibank	06/17/2015	19,000,000 CZK	788,774 USD	27,687	—
Citibank	06/17/2015	28,000,000 CZK	1,148,138 USD	26,536	—
Citibank	06/17/2015	27,000,000 CZK	1,107,043 USD	25,499	—
Citibank	06/17/2015	12,000,000 CZK	498,717 USD	18,031	—
Citibank	06/17/2015	29,000,000 CZK	1,153,050 USD	—	(8,609)
Citibank	06/17/2015	17,000,000 CZK	678,954 USD	—	(2,019)
Citibank	06/17/2015	12,000,000 CZK	480,526 USD	—	(161)
Citibank	06/17/2015	27,000,000 CZK	1,066,164 USD	—	(15,381)
Citibank	06/17/2015	18,000,000 CZK	702,788 USD	—	(18,242)
Citibank	06/17/2015	23,000,000 CZK	899,010 USD	—	(22,305)
Citibank	06/17/2015	19,000,000 CZK	752,439 USD	—	(8,648)
Citibank	06/17/2015	12,974,000 EUR	14,530,932 USD	278,800	—
Citibank	06/17/2015	10,165,000 EUR	11,404,100 USD	237,696	—
Citibank	06/17/2015	10,701,601 EUR	11,986,810 USD	230,942	—
Citibank	06/17/2015	9,625,418 EUR	10,788,072 USD	214,408	—
Citibank	06/17/2015	9,508,000 EUR	10,654,459 USD	209,780	—
Citibank	06/17/2015	9,856,000 EUR	11,026,361 USD	199,399	—
Citibank	06/17/2015	8,611,000 EUR	9,646,687 USD	187,376	—
Citibank	06/17/2015	8,855,000 EUR	9,878,999 USD	151,650	—
Citibank	06/17/2015	7,123,000 EUR	7,923,782 USD	99,061	—
Citibank	06/17/2015	2,859,000 EUR	3,212,642 USD	71,988	—
Citibank	06/17/2015	1,231,000 EUR	1,384,389 USD	32,117	—
Citibank	06/17/2015	4,904,000 EUR	5,411,575 USD	24,458	—
Citibank	06/17/2015	3,474,000 EUR	3,830,657 USD	14,417	—
Citibank	06/17/2015	162,000 EUR	184,124 USD	6,165	—
Citibank	06/17/2015	118,000 EUR	132,416 USD	2,791	—
Citibank	06/17/2015	316,000 EUR	349,794 USD	2,664	—
Citibank	06/17/2015	60,000 EUR	67,890 USD	1,979	—
Citibank	06/17/2015	46,000 EUR	52,263 USD	1,731	—
Citibank	06/17/2015	31,000 EUR	35,514 USD	1,460	—
Citibank	06/17/2015	60,000 EUR	66,983 USD	1,073	—
Citibank	06/17/2015	7,000 EUR	7,806 USD	116	—
Citibank	06/17/2015	9,864,985 EUR	10,834,812 USD	—	(2,021)
Citibank	06/17/2015	10,998,328 EUR	11,969,513 USD	—	(112,313)
Citibank	06/17/2015	889,000 EUR	961,012 USD	—	(15,568)
Citibank	06/17/2015	5,000 EUR	5,355 USD	—	(138)
Citibank	06/17/2015	454,000 EUR	485,508 USD	—	(13,218)
Citibank	06/17/2015	1,000 EUR	1,055 USD	—	(44)
Citibank	06/17/2015	9,018,241 EUR	9,600,098 USD	—	(306,574)
Citibank	06/17/2015	8,340,428 EUR	8,804,881 USD	—	(357,203)
Citibank	06/17/2015	871,000 EUR	918,335 USD	—	(38,472)
Citibank	06/17/2015	2,767,000 EUR	2,939,140 USD	—	(100,450)
Citibank	06/17/2015	2,484,000 EUR	2,660,091 USD	—	(68,620)
Citibank	06/17/2015	1,000 EUR	1,064 USD	—	(35)
Citibank	06/17/2015	1,831,000 EUR	1,956,114 USD	—	(55,267)
Citibank	06/17/2015	1,000 EUR	1,098 USD	—	(1)
Citibank	06/17/2015	2,335,000 EUR	2,562,448 USD	—	(2,584)
Citibank	06/17/2015	2,924,000 EUR	3,204,578 USD	—	(7,479)
Citibank	06/17/2015	1,000 EUR	1,091 USD	—	(7)
Citibank	06/17/2015	5,913,000 EUR	6,403,223 USD	—	(92,295)
Citibank	06/17/2015	1,745,000 EUR	1,883,167 USD	—	(33,741)
Citibank	06/17/2015	364,000 EUR	392,223 USD	—	(7,637)
Citibank	06/17/2015	17,000 EUR	18,388 USD	—	(287)
Citibank	06/17/2015	497,000 EUR	539,606 USD	—	(6,355)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	4,379,000 EUR	4,722,472 USD	—	(87,925)
Citibank	06/17/2015	2,747,000 EUR	2,926,038 USD	—	(91,582)
Citibank	06/17/2015	3,578,000 EUR	3,797,181 USD	—	(133,305)
Citibank	06/17/2015	3,628,000 EUR	3,835,297 USD	—	(150,115)
Citibank	06/17/2015	862,000 EUR	928,091 USD	—	(18,829)
Citibank	06/17/2015	7,663,000 EUR	8,266,215 USD	—	(151,705)
Citibank	06/17/2015	7,526,000 EUR	8,039,201 USD	—	(228,222)
Citibank	06/17/2015	9,630,000 EUR	10,371,904 USD	—	(206,794)
Citibank	06/17/2015	1,969,000 EUR	2,141,077 USD	—	(21,898)
Citibank	06/17/2015	961,000 GBP	1,482,731 USD	14,103	—
Citibank	06/17/2015	2,797,001 GBP	4,287,078 USD	12,619	—
Citibank	06/17/2015	642,000 GBP	992,385 USD	11,261	—
Citibank	06/17/2015	1,505,000 GBP	2,310,782 USD	10,797	—
Citibank	06/17/2015	687,000 GBP	1,055,528 USD	5,635	—
Citibank	06/17/2015	392,000 GBP	603,149 USD	4,083	—
Citibank	06/17/2015	24,000 GBP	37,610 USD	933	—
Citibank	06/17/2015	1,229,000 GBP	1,873,152 USD	—	(5,042)
Citibank	06/17/2015	2,579,000 GBP	3,925,930 USD	—	(15,374)
Citibank	06/17/2015	2,075,000 GBP	3,125,773 USD	—	(45,303)
Citibank	06/17/2015	2,107,000 GBP	3,175,645 USD	—	(44,334)
Citibank	06/17/2015	1,329,000 GBP	2,002,432 USD	—	(28,585)
Citibank	06/17/2015	1,842,000 GBP	2,759,594 USD	—	(55,405)
Citibank	06/17/2015	1,768,000 GBP	2,628,895 USD	—	(73,015)
Citibank	06/17/2015	872,000 GBP	1,287,296 USD	—	(45,320)
Citibank	06/17/2015	872,000 GBP	1,291,714 USD	—	(40,902)
Citibank	06/17/2015	425,000 GBP	626,592 USD	—	(22,906)
Citibank	06/17/2015	115,000 GBP	171,603 USD	—	(4,144)
Citibank	06/17/2015	60,000 GBP	89,037 USD	—	(2,657)
Citibank	06/17/2015	640,000 GBP	952,956 USD	—	(25,111)
Citibank	06/17/2015	112,000 GBP	163,425 USD	—	(7,737)
Citibank	06/17/2015	1,106,000 GBP	1,621,240 USD	—	(68,981)
Citibank	06/17/2015	2,412,000 GBP	3,645,675 USD	—	(40,414)
Citibank	06/17/2015	1,841,000 GBP	2,802,297 USD	—	(11,173)
Citibank	06/17/2015	5,651,000 GBP	8,596,580 USD	—	(39,445)
Citibank	06/17/2015	5,210,000 HKD	672,007 USD	89	—
Citibank	06/17/2015	135,000 HKD	17,417 USD	6	—
Citibank	06/17/2015	178,000 HKD	22,955 USD	—	(1)
Citibank	06/17/2015	310,000,000 HUF	1,152,222 USD	51,304	—
Citibank	06/17/2015	250,000,000 HUF	929,337 USD	41,500	—
Citibank	06/17/2015	230,000,000 HUF	851,781 USD	34,971	—
Citibank	06/17/2015	230,000,000 HUF	848,436 USD	31,626	—
Citibank	06/17/2015	240,000,000 HUF	878,936 USD	26,613	—
Citibank	06/17/2015	190,000,000 HUF	700,701 USD	25,945	—
Citibank	06/17/2015	220,000,000 HUF	803,174 USD	21,878	—
Citibank	06/17/2015	80,000,000 HUF	289,355 USD	5,247	—
Citibank	06/17/2015	30,000,000 HUF	107,972 USD	1,431	—
Citibank	06/17/2015	10,000,000 HUF	36,169 USD	656	—
Citibank	06/17/2015	50,000,000 HUF	177,625 USD	57	—
Citibank	06/17/2015	20,000,000 HUF	69,774 USD	—	(1,253)
Citibank	06/17/2015	4,900,000,000 IDR	371,210 USD	1,456	—
Citibank	06/17/2015	2,100,000,000 IDR	156,599 USD	—	(1,867)
Citibank	06/17/2015	200,000,000 IDR	15,001 USD	—	(91)
Citibank	06/17/2015	400,000,000 IDR	29,762 USD	—	(422)
Citibank	06/17/2015	37,800,000,000 IDR	2,829,327 USD	—	(23,061)
Citibank	06/17/2015	200,000,000 IDR	15,013 USD	—	(79)
Citibank	06/17/2015	200,000,000 IDR	14,842 USD	—	(250)
Citibank	06/17/2015	300,000,000 IDR	22,280 USD	—	(358)
Citibank	06/17/2015	500,000,000 IDR	36,456 USD	—	(1,274)
Citibank	06/17/2015	800,000,000 IDR	58,932 USD	—	(1,436)
Citibank	06/17/2015	100,000,000 IDR	7,380 USD	—	(166)
Citibank	06/17/2015	600,000,000 IDR	44,036 USD	—	(1,240)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	200,000,000 IDR	14,722 USD	—	(370)
Citibank	06/17/2015	100,000,000 IDR	7,536 USD	—	(10)
Citibank	06/17/2015	800,000 ILS	207,655 USD	929	—
Citibank	06/17/2015	400,000 ILS	103,546 USD	183	—
Citibank	06/17/2015	200,000 ILS	51,719 USD	37	—
Citibank	06/17/2015	2,500,000 ILS	630,473 USD	—	(15,546)
Citibank	06/17/2015	4,100,000 ILS	1,026,629 USD	—	(32,844)
Citibank	06/17/2015	2,700,000 ILS	677,285 USD	—	(20,416)
Citibank	06/17/2015	5,533,379 ILS	1,386,808 USD	—	(43,061)
Citibank	06/17/2015	5,366,621 ILS	1,348,682 USD	—	(38,096)
Citibank	06/17/2015	600,000 ILS	150,649 USD	—	(4,396)
Citibank	06/17/2015	91,000,000 INR	1,433,175 USD	11,252	—
Citibank	06/17/2015	95,000,000 INR	1,492,022 USD	7,597	—
Citibank	06/17/2015	47,000,000 INR	736,588 USD	2,188	—
Citibank	06/17/2015	90,000,000 INR	1,403,997 USD	—	(2,300)
Citibank	06/17/2015	87,000,000 INR	1,352,337 USD	—	(7,083)
Citibank	06/17/2015	191,000,000 INR	2,979,554 USD	—	(4,921)
Citibank	06/17/2015	50,000,000 INR	779,393 USD	—	(1,883)
Citibank	06/17/2015	28,000,000 INR	436,924 USD	—	(591)
Citibank	06/17/2015	40,000,000 INR	618,360 USD	—	(6,661)
Citibank	06/17/2015	45,000,000 INR	697,118 USD	—	(6,030)
Citibank	06/17/2015	2,531,699,000 JPY	21,206,388 USD	803,982	—
Citibank	06/17/2015	2,679,463,000 JPY	22,376,275 USD	783,071	—
Citibank	06/17/2015	1,187,993,000 JPY	10,014,566 USD	440,792	—
Citibank	06/17/2015	1,204,114,000 JPY	10,135,963 USD	432,273	—
Citibank	06/17/2015	1,202,085,000 JPY	10,101,624 USD	414,285	—
Citibank	06/17/2015	1,240,688,000 JPY	10,384,032 USD	385,601	—
Citibank	06/17/2015	1,218,630,000 JPY	10,181,626 USD	360,955	—
Citibank	06/17/2015	957,027,000 JPY	8,030,267 USD	317,797	—
Citibank	06/17/2015	986,355,000 JPY	8,259,032 USD	310,214	—
Citibank	06/17/2015	1,053,054,000 JPY	8,789,285 USD	302,954	—
Citibank	06/17/2015	751,773,000 JPY	6,308,149 USD	249,775	—
Citibank	06/17/2015	826,614,000 JPY	6,909,333 USD	247,833	—
Citibank	06/17/2015	706,839,000 JPY	5,930,958 USD	234,698	—
Citibank	06/17/2015	745,500,000 JPY	6,229,315 USD	221,495	—
Citibank	06/17/2015	713,697,000 JPY	5,969,937 USD	218,410	—
Citibank	06/17/2015	738,614,000 JPY	6,166,138 USD	213,810	—
Citibank	06/17/2015	490,051,000 JPY	4,103,491 USD	154,277	—
Citibank	06/17/2015	461,602,000 JPY	3,865,792 USD	145,843	—
Citibank	06/17/2015	509,822,000 JPY	4,243,817 USD	135,274	—
Citibank	06/17/2015	333,274,000 JPY	2,788,612 USD	102,830	—
Citibank	06/17/2015	389,849,000 JPY	3,235,265 USD	93,558	—
Citibank	06/17/2015	295,556,000 JPY	2,464,488 USD	82,667	—
Citibank	06/17/2015	263,359,000 JPY	2,203,370 USD	81,018	—
Citibank	06/17/2015	299,226,000 JPY	2,486,999 USD	75,603	—
Citibank	06/17/2015	143,326,000 JPY	1,201,100 USD	46,068	—
Citibank	06/17/2015	185,586,000 JPY	1,532,769 USD	37,172	—
Citibank	06/17/2015	153,867,000 JPY	1,271,536 USD	31,556	—
Citibank	06/17/2015	84,000,000 JPY	696,184 USD	19,246	—
Citibank	06/17/2015	30,434,000 JPY	253,989 USD	8,728	—
Citibank	06/17/2015	14,000,000 JPY	116,719 USD	3,896	—
Citibank	06/17/2015	10,792,000 JPY	90,567 USD	3,597	—
Citibank	06/17/2015	2,060,000,000 KRW	1,876,905 USD	24,160	—
Citibank	06/17/2015	1,050,000,000 KRW	963,780 USD	19,420	—
Citibank	06/17/2015	1,360,000,000 KRW	1,242,546 USD	19,374	—
Citibank	06/17/2015	1,220,000,000 KRW	1,116,154 USD	18,897	—
Citibank	06/17/2015	1,430,000,000 KRW	1,303,601 USD	17,472	—
Citibank	06/17/2015	930,000,000 KRW	849,186 USD	12,753	—
Citibank	06/17/2015	580,000,000 KRW	531,863 USD	10,216	—
Citibank	06/17/2015	470,000,000 KRW	432,340 USD	9,627	—
Citibank	06/17/2015	2,762,263,476 KRW	2,492,553 USD	8,198	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	1,140,000,000 KRW	1,031,433 USD	6,127	—
Citibank	06/17/2015	500,000,000 KRW	455,744 USD	6,049	—
Citibank	06/17/2015	220,000,000 KRW	201,390 USD	3,524	—
Citibank	06/17/2015	480,000,000 KRW	433,092 USD	1,385	—
Citibank	06/17/2015	40,000,000 KRW	36,972 USD	997	—
Citibank	06/17/2015	400,000,000 KRW	359,972 USD	216	—
Citibank	06/17/2015	410,000,000 KRW	368,537 USD	—	(213)
Citibank	06/17/2015	3,100,000,000 KRW	2,740,891 USD	—	(47,222)
Citibank	06/17/2015	4,450,000,000 KRW	3,923,695 USD	—	(78,595)
Citibank	06/17/2015	2,250,000,000 KRW	1,995,809 USD	—	(27,821)
Citibank	06/17/2015	1,150,000,000 KRW	1,010,576 USD	—	(23,723)
Citibank	06/17/2015	1,960,000,000 KRW	1,728,798 USD	—	(34,009)
Citibank	06/17/2015	66,465,765 MXN	4,407,491 USD	96,041	—
Citibank	06/17/2015	49,058,593 MXN	3,230,876 USD	48,581	—
Citibank	06/17/2015	31,129,685 MXN	2,056,552 USD	37,255	—
Citibank	06/17/2015	29,600,000 MXN	1,931,107 USD	11,038	—
Citibank	06/17/2015	13,900,000 MXN	911,787 USD	10,133	—
Citibank	06/17/2015	22,800,000 MXN	1,487,030 USD	8,057	—
Citibank	06/17/2015	3,900,000 MXN	258,562 USD	5,580	—
Citibank	06/17/2015	21,600,000 MXN	1,404,902 USD	3,770	—
Citibank	06/17/2015	8,700,000 MXN	567,783 USD	3,438	—
Citibank	06/17/2015	5,100,000 MXN	333,944 USD	3,121	—
Citibank	06/17/2015	11,600,000 MXN	754,823 USD	2,363	—
Citibank	06/17/2015	5,300,000 MXN	345,937 USD	2,141	—
Citibank	06/17/2015	1,600,000 MXN	104,976 USD	1,188	—
Citibank	06/17/2015	27,406,893 MXN	1,762,076 USD	—	(15,733)
Citibank	06/17/2015	19,308,375 MXN	1,238,811 USD	—	(13,670)
Citibank	06/17/2015	41,830,689 MXN	2,672,136 USD	—	(41,305)
Citibank	06/17/2015	16,500,000 MXN	1,069,846 USD	—	(463)
Citibank	06/17/2015	10,800,000 MXN	699,283 USD	—	(1,284)
Citibank	06/17/2015	25,200,000 MXN	1,627,286 USD	—	(7,369)
Citibank	06/17/2015	23,600,000 MXN	1,522,409 USD	—	(8,457)
Citibank	06/17/2015	1,200,000 MYR	327,867 USD	267	—
Citibank	06/17/2015	700,000 MYR	191,204 USD	103	—
Citibank	06/17/2015	2,754,546 MYR	745,955 USD	—	(6,038)
Citibank	06/17/2015	600,000 MYR	162,485 USD	—	(1,315)
Citibank	06/17/2015	100,000 MYR	27,121 USD	—	(179)
Citibank	06/17/2015	2,773,501 MYR	745,801 USD	—	(11,366)
Citibank	06/17/2015	100,000 MYR	26,895 USD	—	(405)
Citibank	06/17/2015	100,000 MYR	26,853 USD	—	(447)
Citibank	06/17/2015	200,000 MYR	53,305 USD	—	(1,295)
Citibank	06/17/2015	4,162,847 MYR	1,117,687 USD	—	(18,772)
Citibank	06/17/2015	3,999,106 MYR	1,071,853 USD	—	(19,905)
Citibank	06/17/2015	400,000 MYR	106,989 USD	—	(2,211)
Citibank	06/17/2015	100,000 MYR	26,824 USD	—	(476)
Citibank	06/17/2015	100,000 MYR	26,734 USD	—	(566)
Citibank	06/17/2015	200,000 MYR	53,741 USD	—	(859)
Citibank	06/17/2015	300,000 MYR	80,993 USD	—	(907)
Citibank	06/17/2015	2,400,000 MYR	643,508 USD	—	(11,694)
Citibank	06/17/2015	45,680,092 NOK	5,932,306 USD	56,682	—
Citibank	06/17/2015	23,197,767 NOK	3,003,132 USD	19,308	—
Citibank	06/17/2015	26,067,855 NOK	3,336,237 USD	—	(16,754)
Citibank	06/17/2015	35,270,262 NOK	4,448,850 USD	—	(87,805)
Citibank	06/17/2015	30,134,604 NOK	3,713,279 USD	—	(162,799)
Citibank	06/17/2015	34,039,420 NOK	4,150,465 USD	—	(227,873)
Citibank	06/17/2015	159,000 NOK	19,832 USD	—	(619)
Citibank	06/17/2015	1,681,000 NOK	209,333 USD	—	(6,886)
Citibank	06/17/2015	4,355,000 NOK	539,454 USD	—	(20,710)
Citibank	06/17/2015	13,712,000 NOK	1,709,009 USD	—	(54,704)
Citibank	06/17/2015	1,385,000 NOK	171,531 USD	—	(6,616)
Citibank	06/17/2015	14,536,000 NZD	10,714,113 USD	416,011	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	6,551,000 NZD	4,941,936 USD	300,847	—
Citibank	06/17/2015	8,599,000 NZD	6,377,232 USD	285,227	—
Citibank	06/17/2015	5,956,000 NZD	4,449,476 USD	229,918	—
Citibank	06/17/2015	5,761,000 NZD	4,308,800 USD	227,391	—
Citibank	06/17/2015	9,213,000 NZD	6,747,520 USD	220,524	—
Citibank	06/17/2015	7,322,000 NZD	5,370,158 USD	182,850	—
Citibank	06/17/2015	5,582,000 NZD	4,112,055 USD	157,459	—
Citibank	06/17/2015	6,953,000 NZD	5,079,156 USD	153,268	—
Citibank	06/17/2015	4,674,000 NZD	3,454,731 USD	143,413	—
Citibank	06/17/2015	5,333,000 NZD	3,904,962 USD	126,772	—
Citibank	06/17/2015	3,034,000 NZD	2,272,272 USD	122,819	—
Citibank	06/17/2015	4,255,000 NZD	3,098,304 USD	83,828	—
Citibank	06/17/2015	3,373,000 NZD	2,463,845 USD	74,226	—
Citibank	06/17/2015	2,847,000 NZD	2,087,885 USD	70,914	—
Citibank	06/17/2015	4,535,000 NZD	3,278,361 USD	65,517	—
Citibank	06/17/2015	2,423,000 NZD	1,781,003 USD	64,417	—
Citibank	06/17/2015	1,743,000 NZD	1,293,787 USD	58,950	—
Citibank	06/17/2015	1,550,000 NZD	1,148,072 USD	49,967	—
Citibank	06/17/2015	4,475,000 NZD	3,213,653 USD	43,317	—
Citibank	06/17/2015	1,398,000 NZD	1,009,554 USD	19,134	—
Citibank	06/17/2015	429,000 NZD	320,243 USD	16,316	—
Citibank	06/17/2015	511,000 NZD	373,314 USD	11,294	—
Citibank	06/17/2015	119,000 NZD	88,605 USD	4,299	—
Citibank	06/17/2015	22,000,000 PHP	495,270 USD	1,941	—
Citibank	06/17/2015	12,000,000 PHP	270,390 USD	1,302	—
Citibank	06/17/2015	18,000,000 PHP	403,947 USD	315	—
Citibank	06/17/2015	15,000,000 PHP	336,547 USD	187	—
Citibank	06/17/2015	9,000,000 PHP	201,974 USD	157	—
Citibank	06/17/2015	26,000,000 PHP	578,496 USD	—	(4,529)
Citibank	06/17/2015	25,000,000 PHP	557,162 USD	—	(3,439)
Citibank	06/17/2015	25,000,000 PHP	554,813 USD	—	(5,788)
Citibank	06/17/2015	25,000,000 PHP	555,064 USD	—	(5,537)
Citibank	06/17/2015	25,000,000 PHP	557,083 USD	—	(3,518)
Citibank	06/17/2015	25,000,000 PHP	556,382 USD	—	(4,219)
Citibank	06/17/2015	25,000,000 PHP	554,690 USD	—	(5,911)
Citibank	06/17/2015	25,000,000 PHP	555,121 USD	—	(5,480)
Citibank	06/17/2015	25,000,000 PHP	555,847 USD	—	(4,754)
Citibank	06/17/2015	16,000,000 PHP	356,266 USD	—	(2,519)
Citibank	06/17/2015	21,000,000 PHP	469,270 USD	—	(1,635)
Citibank	06/17/2015	24,000,000 PHP	537,836 USD	—	(341)
Citibank	06/17/2015	25,000,000 PHP	558,656 USD	—	(1,945)
Citibank	06/17/2015	24,000,000 PHP	535,114 USD	—	(3,063)
Citibank	06/17/2015	25,000,000 PHP	556,565 USD	—	(4,036)
Citibank	06/17/2015	24,000,000 PHP	533,923 USD	—	(4,254)
Citibank	06/17/2015	24,000,000 PHP	537,030 USD	—	(1,147)
Citibank	06/17/2015	5,200,000 PLN	1,423,547 USD	34,797	—
Citibank	06/17/2015	4,300,000 PLN	1,182,705 USD	34,316	—
Citibank	06/17/2015	1,100,000 PLN	306,595 USD	12,821	—
Citibank	06/17/2015	1,100,000 PLN	305,699 USD	11,925	—
Citibank	06/17/2015	3,000,000 PLN	810,467 USD	9,265	—
Citibank	06/17/2015	1,100,000 PLN	299,509 USD	5,735	—
Citibank	06/17/2015	800,000 PLN	217,319 USD	3,665	—
Citibank	06/17/2015	1,600,000 PLN	425,635 USD	—	(1,672)
Citibank	06/17/2015	300,000 PLN	79,515 USD	—	(605)
Citibank	06/17/2015	200,000 PLN	52,867 USD	—	(546)
Citibank	06/17/2015	73,649,892 SEK	8,902,121 USD	261,899	—
Citibank	06/17/2015	80,966,213 SEK	9,711,757 USD	213,223	—
Citibank	06/17/2015	95,784,796 SEK	11,330,749 USD	93,776	—
Citibank	06/17/2015	87,492,927 SEK	10,257,292 USD	—	(6,922)
Citibank	06/17/2015	55,229,887 SEK	6,449,131 USD	—	(30,152)
Citibank	06/17/2015	75,460,285 SEK	8,723,605 USD	—	(129,003)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	7,032,000 SEK	816,402 USD	—	(8,556)
Citibank	06/17/2015	6,784,000 SEK	786,850 USD	—	(9,013)
Citibank	06/17/2015	7,865,000 SEK	914,718 USD	—	(7,962)
Citibank	06/17/2015	15,461,000 SEK	1,793,713 USD	—	(20,091)
Citibank	06/17/2015	50,267,000 SEK	5,853,481 USD	—	(43,582)
Citibank	06/17/2015	5,934,000 SEK	687,017 USD	—	(9,129)
Citibank	06/17/2015	12,923,000 SEK	1,492,629 USD	—	(23,430)
Citibank	06/17/2015	3,688,000 SEK	421,019 USD	—	(11,638)
Citibank	06/17/2015	5,189,000 SEK	588,067 USD	—	(20,679)
Citibank	06/17/2015	4,370,000 SEK	495,954 USD	—	(16,711)
Citibank	06/17/2015	988,000 SEK	112,537 USD	—	(3,370)
Citibank	06/17/2015	2,588,000 SEK	297,277 USD	—	(6,334)
Citibank	06/17/2015	4,582,000 SEK	524,734 USD	—	(12,802)
Citibank	06/17/2015	3,477,000 SEK	402,688 USD	—	(5,216)
Citibank	06/17/2015	43,500,000 SEK	4,979,196 USD	—	(123,997)
Citibank	06/17/2015	12,441,000 SEK	1,446,425 USD	—	(13,089)
Citibank	06/17/2015	13,373,000 SEK	1,549,667 USD	—	(19,184)
Citibank	06/17/2015	19,588,000 SEK	2,272,860 USD	—	(25,103)
Citibank	06/17/2015	7,650,435 SGD	5,676,216 USD	3,113	—
Citibank	06/17/2015	240,000 SGD	180,669 USD	2,700	—
Citibank	06/17/2015	2,180,559 SGD	1,595,545 USD	—	(21,427)
Citibank	06/17/2015	2,175,503 SGD	1,590,972 USD	—	(22,251)
Citibank	06/17/2015	2,623,437 SGD	1,911,059 USD	—	(34,324)
Citibank	06/17/2015	1,315,512 SGD	958,405 USD	—	(17,099)
Citibank	06/17/2015	4,419,172 SGD	3,189,345 USD	—	(87,648)
Citibank	06/17/2015	1,321,914 SGD	950,364 USD	—	(29,888)
Citibank	06/17/2015	1,322,806 SGD	950,152 USD	—	(30,762)
Citibank	06/17/2015	2,071,097 SGD	1,489,832 USD	—	(45,970)
Citibank	06/17/2015	650,000 SGD	473,450 USD	—	(8,551)
Citibank	06/17/2015	1,250,000 SGD	909,778 USD	—	(17,147)
Citibank	06/17/2015	1,090,000 SGD	791,881 USD	—	(16,398)
Citibank	06/17/2015	330,000 SGD	239,316 USD	—	(5,392)
Citibank	06/17/2015	780,000 SGD	571,679 USD	—	(6,722)
Citibank	06/17/2015	440,000 SGD	322,479 USD	—	(3,799)
Citibank	06/17/2015	400,000 TRY	155,687 USD	6,095	—
Citibank	06/17/2015	500,000 TRY	192,622 USD	5,632	—
Citibank	06/17/2015	1,900,000 TRY	715,379 USD	4,817	—
Citibank	06/17/2015	500,000 TRY	190,856 USD	3,866	—
Citibank	06/17/2015	200,000 TRY	76,150 USD	1,354	—
Citibank	06/17/2015	100,000 TRY	38,647 USD	1,249	—
Citibank	06/17/2015	104,717 TRY	40,405 USD	1,243	—
Citibank	06/17/2015	100,000 TRY	37,864 USD	466	—
Citibank	06/17/2015	91,917 TRY	34,609 USD	233	—
Citibank	06/17/2015	107,587 TRY	40,345 USD	110	—
Citibank	06/17/2015	600,000 TRY	224,430 USD	42	—
Citibank	06/17/2015	156,056 TRY	57,643 USD	—	(719)
Citibank	06/17/2015	69,723 TRY	25,884 USD	—	(191)
Citibank	06/17/2015	700,000 TRY	260,632 USD	—	(1,154)
Citibank	06/17/2015	1,500,000 TRY	552,727 USD	—	(8,242)
Citibank	06/17/2015	4,000,000 TRY	1,449,731 USD	—	(46,189)
Citibank	06/17/2015	2,000,000 TRY	728,212 USD	—	(19,748)
Citibank	06/17/2015	100,000 TRY	36,337 USD	—	(1,061)
Citibank	06/17/2015	900,000 TRY	329,391 USD	—	(7,191)
Citibank	06/17/2015	300,000 TRY	108,309 USD	—	(3,885)
Citibank	06/17/2015	600,000 TRY	218,003 USD	—	(6,385)
Citibank	06/17/2015	300,000 TRY	111,317 USD	—	(877)
Citibank	06/17/2015	600,000 TRY	221,852 USD	—	(2,536)
Citibank	06/17/2015	500,000 TRY	183,598 USD	—	(3,392)
Citibank	06/17/2015	200,000 TRY	73,015 USD	—	(1,781)
Citibank	06/17/2015	1,200,000 TRY	441,800 USD	—	(6,976)
Citibank	06/17/2015	1,600,000 TRY	589,354 USD	—	(9,013)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	46,808,441 TWD	1,528,430 USD	5,903	—
Citibank	06/17/2015	183,100,000 TWD	5,830,248 USD	—	(125,402)
Citibank	06/17/2015	16,000,000 TWD	512,161 USD	—	(8,267)
Citibank	06/17/2015	7,000,000 TWD	225,043 USD	—	(2,644)
Citibank	06/17/2015	112,971 USD	149,000 AUD	856	—
Citibank	06/17/2015	79,980 USD	105,000 AUD	234	—
Citibank	06/17/2015	15,123 USD	20,000 AUD	156	—
Citibank	06/17/2015	5,280,934 USD	6,800,000 AUD	—	(86,142)
Citibank	06/17/2015	4,233,058 USD	5,479,000 AUD	—	(47,431)
Citibank	06/17/2015	970,392 USD	1,249,000 AUD	—	(16,230)
Citibank	06/17/2015	3,015,221 USD	3,878,000 AUD	—	(52,661)
Citibank	06/17/2015	1,875,350 USD	2,415,000 AUD	—	(30,435)
Citibank	06/17/2015	717,612 USD	939,000 AUD	—	(273)
Citibank	06/17/2015	94,780 USD	124,000 AUD	—	(51)
Citibank	06/17/2015	1,821,552 USD	2,355,000 AUD	—	(22,473)
Citibank	06/17/2015	3,773,800 USD	4,815,000 AUD	—	(95,429)
Citibank	06/17/2015	1,575,878 USD	2,011,000 AUD	—	(39,594)
Citibank	06/17/2015	480,200 USD	614,000 AUD	—	(11,141)
Citibank	06/17/2015	213,366 USD	275,000 AUD	—	(3,282)
Citibank	06/17/2015	1,727,156 USD	2,251,000 AUD	—	(7,527)
Citibank	06/17/2015	298,616 USD	390,000 AUD	—	(680)
Citibank	06/17/2015	4,221,214 USD	5,432,000 AUD	—	(71,492)
Citibank	06/17/2015	1,635,875 USD	2,101,000 AUD	—	(30,837)
Citibank	06/17/2015	1,134,031 USD	1,471,000 AUD	—	(10,275)
Citibank	06/17/2015	1,165,515 USD	1,497,000 AUD	—	(21,897)
Citibank	06/17/2015	6,168,325 USD	7,924,000 AUD	—	(114,864)
Citibank	06/17/2015	8,434,367 USD	10,738,000 AUD	—	(231,178)
Citibank	06/17/2015	10,724,317 USD	13,446,000 AUD	—	(452,380)
Citibank	06/17/2015	9,848,964 USD	12,531,000 AUD	—	(276,031)
Citibank	06/17/2015	747,488 USD	940,000 AUD	—	(29,384)
Citibank	06/17/2015	3,520,309 USD	4,425,000 AUD	—	(139,874)
Citibank	06/17/2015	3,895,215 USD	4,929,000 AUD	—	(129,754)
Citibank	06/17/2015	7,449,501 USD	9,406,000 AUD	—	(263,880)
Citibank	06/17/2015	2,580,928 USD	3,242,000 AUD	—	(104,234)
Citibank	06/17/2015	2,340,388 USD	2,902,000 AUD	—	(123,434)
Citibank	06/17/2015	2,538,133 USD	3,158,000 AUD	—	(125,610)
Citibank	06/17/2015	214,413 USD	268,000 AUD	—	(9,677)
Citibank	06/17/2015	1,595,423 USD	1,999,000 AUD	—	(68,306)
Citibank	06/17/2015	641,607 USD	814,000 AUD	—	(19,760)
Citibank	06/17/2015	985,342 USD	3,300,000 BRL	44,787	—
Citibank	06/17/2015	389,637 USD	1,300,000 BRL	16,172	—
Citibank	06/17/2015	559,356 USD	1,800,000 BRL	2,533	—
Citibank	06/17/2015	60,081 USD	200,000 BRL	2,351	—
Citibank	06/17/2015	60,873 USD	200,000 BRL	1,559	—
Citibank	06/17/2015	61,542 USD	200,000 BRL	890	—
Citibank	06/17/2015	94,055 USD	300,000 BRL	—	(407)
Citibank	06/17/2015	250,539 USD	800,000 BRL	—	(811)
Citibank	06/17/2015	190,810 USD	600,000 BRL	—	(3,514)
Citibank	06/17/2015	127,045 USD	400,000 BRL	—	(2,181)
Citibank	06/17/2015	65,305 USD	200,000 BRL	—	(2,873)
Citibank	06/17/2015	4,869,129 USD	6,101,000 CAD	35,567	—
Citibank	06/17/2015	6,386,019 USD	7,986,000 CAD	34,060	—
Citibank	06/17/2015	2,862,449 USD	3,586,000 CAD	20,397	—
Citibank	06/17/2015	1,760,655 USD	2,205,000 CAD	11,981	—
Citibank	06/17/2015	835,281 USD	1,051,000 CAD	9,636	—
Citibank	06/17/2015	896,852 USD	1,127,000 CAD	9,162	—
Citibank	06/17/2015	1,321,132 USD	1,652,000 CAD	6,938	—
Citibank	06/17/2015	783,456 USD	980,000 CAD	4,382	—
Citibank	06/17/2015	2,144,286 USD	2,671,000 CAD	2,976	—
Citibank	06/17/2015	401,324 USD	502,000 CAD	2,242	—
Citibank	06/17/2015	127,704 USD	160,000 CAD	923	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	1,354,034 USD	1,667,000 CAD	—	(13,904)
Citibank	06/17/2015	3,341,646 USD	4,077,000 CAD	—	(64,078)
Citibank	06/17/2015	3,855,907 USD	4,708,000 CAD	—	(71,068)
Citibank	06/17/2015	4,953,816 USD	6,081,000 CAD	—	(65,198)
Citibank	06/17/2015	5,831,892 USD	7,146,000 CAD	—	(87,103)
Citibank	06/17/2015	2,473,445 USD	3,035,000 CAD	—	(33,558)
Citibank	06/17/2015	2,718,756 USD	3,300,000 CAD	—	(65,831)
Citibank	06/17/2015	3,530,944 USD	4,303,000 CAD	—	(71,690)
Citibank	06/17/2015	4,140,683 USD	5,017,000 CAD	—	(107,432)
Citibank	06/17/2015	5,135,689 USD	6,182,000 CAD	—	(165,875)
Citibank	06/17/2015	1,174,624 USD	1,425,000 CAD	—	(29,042)
Citibank	06/17/2015	1,768,531 USD	2,131,000 CAD	—	(55,385)
Citibank	06/17/2015	1,884,682 USD	2,291,000 CAD	—	(42,909)
Citibank	06/17/2015	54,569 USD	54,000 CHF	2,918	—
Citibank	06/17/2015	2,077 USD	2,000 CHF	52	—
Citibank	06/17/2015	1,068 USD	1,000 CHF	—	(4)
Citibank	06/17/2015	127,592 USD	80,000,000 CLP	1,650	—
Citibank	06/17/2015	128,040 USD	80,000,000 CLP	1,202	—
Citibank	06/17/2015	63,990 USD	40,000,000 CLP	631	—
Citibank	06/17/2015	64,151 USD	40,000,000 CLP	470	—
Citibank	06/17/2015	48,290 USD	30,000,000 CLP	176	—
Citibank	06/17/2015	797,876 USD	490,000,000 CLP	—	(6,268)
Citibank	06/17/2015	195,363 USD	120,000,000 CLP	—	(1,500)
Citibank	06/17/2015	81,043 USD	50,000,000 CLP	—	(267)
Citibank	06/17/2015	97,514 USD	60,000,000 CLP	—	(582)
Citibank	06/17/2015	161,774 USD	100,000,000 CLP	—	(221)
Citibank	06/17/2015	197,182 USD	120,000,000 CLP	—	(3,319)
Citibank	06/17/2015	164,016 USD	100,000,000 CLP	—	(2,463)
Citibank	06/17/2015	16,476 USD	10,000,000 CLP	—	(321)
Citibank	06/17/2015	16,648 USD	10,000,000 CLP	—	(493)
Citibank	06/17/2015	16,695 USD	10,000,000 CLP	—	(539)
Citibank	06/17/2015	16,496 USD	10,000,000 CLP	—	(341)
Citibank	06/17/2015	208,161 USD	500,000,000 COP	—	(10,893)
Citibank	06/17/2015	42,409 USD	100,000,000 COP	—	(2,955)
Citibank	06/17/2015	42,301 USD	100,000,000 COP	—	(2,848)
Citibank	06/17/2015	84,567 USD	200,000,000 COP	—	(5,660)
Citibank	06/17/2015	166,512 USD	400,000,000 COP	—	(8,697)
Citibank	06/17/2015	1,123,032 USD	29,000,000 CZK	38,627	—
Citibank	06/17/2015	1,130,485 USD	29,000,000 CZK	31,173	—
Citibank	06/17/2015	1,690,962 USD	42,845,459 CZK	25,307	—
Citibank	06/17/2015	862,899 USD	22,000,000 CZK	18,359	—
Citibank	06/17/2015	664,061 USD	17,000,000 CZK	16,911	—
Citibank	06/17/2015	465,500 USD	12,000,000 CZK	15,186	—
Citibank	06/17/2015	425,923 USD	11,000,000 CZK	14,707	—
Citibank	06/17/2015	1,067,562 USD	27,000,000 CZK	13,982	—
Citibank	06/17/2015	548,232 USD	14,000,000 CZK	12,569	—
Citibank	06/17/2015	429,120 USD	11,000,000 CZK	11,509	—
Citibank	06/17/2015	511,302 USD	13,000,000 CZK	9,442	—
Citibank	06/17/2015	552,980 USD	14,000,000 CZK	7,821	—
Citibank	06/17/2015	314,669 USD	8,000,000 CZK	5,788	—
Citibank	06/17/2015	196,262 USD	5,000,000 CZK	4,024	—
Citibank	06/17/2015	116,850 USD	3,000,000 CZK	3,322	—
Citibank	06/17/2015	38,697 USD	1,000,000 CZK	1,360	—
Citibank	06/17/2015	39,028 USD	1,000,000 CZK	1,030	—
Citibank	06/17/2015	400,012 USD	10,000,000 CZK	561	—
Citibank	06/17/2015	39,549 USD	1,000,000 CZK	509	—
Citibank	06/17/2015	39,597 USD	1,000,000 CZK	461	—
Citibank	06/17/2015	2,322,177 USD	57,854,541 CZK	—	(4,686)
Citibank	06/17/2015	200,545 USD	5,000,000 CZK	—	(259)
Citibank	06/17/2015	813,300 USD	20,000,000 CZK	—	(12,156)
Citibank	06/17/2015	289,753 USD	7,000,000 CZK	—	(9,353)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	122,156 USD	3,000,000 CZK	—	(1,984)
Citibank	06/17/2015	8,052,038 USD	7,584,000 EUR	279,099	—
Citibank	06/17/2015	11,096,571 USD	10,284,000 EUR	200,555	—
Citibank	06/17/2015	5,583,198 USD	5,247,000 EUR	180,709	—
Citibank	06/17/2015	4,184,175 USD	3,929,000 EUR	131,889	—
Citibank	06/17/2015	12,928,208 USD	11,860,000 EUR	100,178	—
Citibank	06/17/2015	1,856,509 USD	1,748,000 EUR	63,695	—
Citibank	06/17/2015	4,089,521 USD	3,761,000 EUR	41,994	—
Citibank	06/17/2015	1,417,659 USD	1,304,000 EUR	14,804	—
Citibank	06/17/2015	1,044,962 USD	963,000 EUR	12,907	—
Citibank	06/17/2015	764,628 USD	705,000 EUR	9,825	—
Citibank	06/17/2015	277,834 USD	260,000 EUR	7,780	—
Citibank	06/17/2015	210,222 USD	197,000 EUR	6,185	—
Citibank	06/17/2015	1,619,180 USD	1,475,000 EUR	1,129	—
Citibank	06/17/2015	609,942 USD	550,000 EUR	—	(5,759)
Citibank	06/17/2015	16,600,437 USD	14,753,000 EUR	—	(394,048)
Citibank	06/17/2015	14,995,640 USD	13,504,000 EUR	—	(161,295)
Citibank	06/17/2015	10,253,344 USD	9,020,000 EUR	—	(344,740)
Citibank	06/17/2015	561,930 USD	502,000 EUR	—	(10,475)
Citibank	06/17/2015	8,033,214 USD	7,049,000 EUR	—	(289,783)
Citibank	06/17/2015	5,558,378 USD	4,869,000 EUR	—	(209,709)
Citibank	06/17/2015	732,001 USD	640,000 EUR	—	(28,951)
Citibank	06/17/2015	7,450,666 USD	6,522,000 EUR	—	(286,153)
Citibank	06/17/2015	2,466,891 USD	2,193,000 EUR	—	(57,848)
Citibank	06/17/2015	84,180 USD	76,000 EUR	—	(693)
Citibank	06/17/2015	6,609,588 USD	4,423,000 GBP	149,771	—
Citibank	06/17/2015	6,272,286 USD	4,199,000 GBP	144,749	—
Citibank	06/17/2015	4,458,881 USD	3,001,000 GBP	127,336	—
Citibank	06/17/2015	4,011,659 USD	2,705,000 GBP	122,201	—
Citibank	06/17/2015	5,187,388 USD	3,471,000 GBP	117,097	—
Citibank	06/17/2015	5,794,794 USD	3,866,000 GBP	113,341	—
Citibank	06/17/2015	4,704,709 USD	3,113,000 GBP	52,669	—
Citibank	06/17/2015	5,124,538 USD	3,382,000 GBP	43,934	—
Citibank	06/17/2015	1,273,951 USD	857,000 GBP	35,742	—
Citibank	06/17/2015	950,727 USD	640,000 GBP	27,339	—
Citibank	06/17/2015	745,175 USD	505,000 GBP	26,581	—
Citibank	06/17/2015	882,851 USD	591,000 GBP	20,333	—
Citibank	06/17/2015	564,216 USD	382,000 GBP	19,567	—
Citibank	06/17/2015	4,970,918 USD	3,265,000 GBP	18,751	—
Citibank	06/17/2015	574,999 USD	387,000 GBP	16,426	—
Citibank	06/17/2015	368,602 USD	249,000 GBP	11,928	—
Citibank	06/17/2015	240,908 USD	164,000 GBP	9,722	—
Citibank	06/17/2015	302,748 USD	204,000 GBP	9,011	—
Citibank	06/17/2015	124,319 USD	84,000 GBP	4,052	—
Citibank	06/17/2015	2,921,937 USD	1,902,000 GBP	—	(15,244)
Citibank	06/17/2015	3,859,300 USD	2,514,000 GBP	—	(17,331)
Citibank	06/17/2015	9,382,343 USD	6,024,000 GBP	—	(176,289)
Citibank	06/17/2015	7,832,180 USD	4,997,000 GBP	—	(195,617)
Citibank	06/17/2015	2,410,058 USD	1,529,000 GBP	—	(73,395)
Citibank	06/17/2015	1,541,409 USD	977,000 GBP	—	(48,329)
Citibank	06/17/2015	549,676 USD	350,000 GBP	—	(14,796)
Citibank	06/17/2015	627,193 USD	405,000 GBP	—	(8,261)
Citibank	06/17/2015	955,415 USD	615,000 GBP	—	(15,553)
Citibank	06/17/2015	117,715 USD	914,000 HKD	161	—
Citibank	06/17/2015	559,362 USD	4,335,000 HKD	—	(291)
Citibank	06/17/2015	1,353,325 USD	390,000,000 HUF	31,700	—
Citibank	06/17/2015	591,494 USD	170,000,000 HUF	12,235	—
Citibank	06/17/2015	206,655 USD	60,000,000 HUF	6,426	—
Citibank	06/17/2015	591,545 USD	160,000,000 HUF	—	(23,329)
Citibank	06/17/2015	698,611 USD	190,000,000 HUF	—	(23,855)
Citibank	06/17/2015	402,040 USD	110,000,000 HUF	—	(11,392)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	4,469,131 USD	1,236,067,717 HUF	—	(79,424)
Citibank	06/17/2015	1,347,346 USD	368,932,283 HUF	—	(37,139)
Citibank	06/17/2015	35,903 USD	10,000,000 HUF	—	(389)
Citibank	06/17/2015	143,810 USD	40,000,000 HUF	—	(1,756)
Citibank	06/17/2015	71,233 USD	20,000,000 HUF	—	(206)
Citibank	06/17/2015	82,571 USD	1,100,000,000 IDR	435	—
Citibank	06/17/2015	22,363 USD	300,000,000 IDR	275	—
Citibank	06/17/2015	14,855 USD	200,000,000 IDR	237	—
Citibank	06/17/2015	15,004 USD	200,000,000 IDR	88	—
Citibank	06/17/2015	15,113 USD	200,000,000 IDR	—	(21)
Citibank	06/17/2015	60,492 USD	800,000,000 IDR	—	(124)
Citibank	06/17/2015	15,152 USD	200,000,000 IDR	—	(60)
Citibank	06/17/2015	30,212 USD	400,000,000 IDR	—	(28)
Citibank	06/17/2015	30,310 USD	400,000,000 IDR	—	(126)
Citibank	06/17/2015	205,684 USD	2,700,000,000 IDR	—	(1,942)
Citibank	06/17/2015	37,861 USD	500,000,000 IDR	—	(131)
Citibank	06/17/2015	75,464 USD	1,000,000,000 IDR	—	(4)
Citibank	06/17/2015	383,969 USD	5,079,881,575 IDR	—	(641)
Citibank	06/17/2015	809,273 USD	3,200,000 ILS	17,633	—
Citibank	06/17/2015	504,671 USD	2,000,000 ILS	12,145	—
Citibank	06/17/2015	737,246 USD	2,900,000 ILS	12,137	—
Citibank	06/17/2015	688,532 USD	2,700,000 ILS	9,169	—
Citibank	06/17/2015	226,564 USD	900,000 ILS	6,003	—
Citibank	06/17/2015	152,552 USD	600,000 ILS	2,493	—
Citibank	06/17/2015	230,474 USD	900,000 ILS	2,094	—
Citibank	06/17/2015	49,707 USD	200,000 ILS	1,975	—
Citibank	06/17/2015	335,652 USD	1,300,000 ILS	279	—
Citibank	06/17/2015	568,722 USD	2,200,000 ILS	—	(224)
Citibank	06/17/2015	802,064 USD	3,100,000 ILS	—	(999)
Citibank	06/17/2015	1,387,300 USD	87,108,019 INR	—	(26,191)
Citibank	06/17/2015	1,383,975 USD	87,037,678 INR	—	(23,966)
Citibank	06/17/2015	15,795 USD	1,000,000 INR	—	(170)
Citibank	06/17/2015	1,389,704 USD	87,926,572 INR	—	(15,805)
Citibank	06/17/2015	1,724,207 USD	109,996,944 INR	—	(5,447)
Citibank	06/17/2015	125,314 USD	8,000,000 INR	—	(310)
Citibank	06/17/2015	31,280 USD	2,000,000 INR	—	(28)
Citibank	06/17/2015	1,273,069 USD	81,348,599 INR	—	(1,954)
Citibank	06/17/2015	1,384,598 USD	88,586,048 INR	—	(394)
Citibank	06/17/2015	1,038,390 USD	66,028,243 INR	—	(6,664)
Citibank	06/17/2015	1,083,435 USD	68,767,897 INR	—	(8,900)
Citibank	06/17/2015	109,393 USD	7,000,000 INR	—	(14)
Citibank	06/17/2015	79,303 USD	5,000,000 INR	—	(1,175)
Citibank	06/17/2015	47,529 USD	3,000,000 INR	—	(652)
Citibank	06/17/2015	47,033 USD	3,000,000 INR	—	(157)
Citibank	06/17/2015	531,419 USD	34,000,000 INR	—	(151)
Citibank	06/17/2015	432,841 USD	51,790,000 JPY	—	(15,477)
Citibank	06/17/2015	5,443,212 USD	651,117,007 JPY	—	(196,003)
Citibank	06/17/2015	1,380,988 USD	165,679,000 JPY	—	(45,817)
Citibank	06/17/2015	2,713,818 USD	327,460,422 JPY	—	(74,887)
Citibank	06/17/2015	1,418,285 USD	172,490,000 JPY	—	(28,226)
Citibank	06/17/2015	5,426,424 USD	659,850,991 JPY	—	(108,830)
Citibank	06/17/2015	4,434,994 USD	537,336,000 JPY	—	(104,721)
Citibank	06/17/2015	8,972,498 USD	1,085,323,000 JPY	—	(226,119)
Citibank	06/17/2015	8,253,785 USD	1,000,260,581 JPY	—	(192,906)
Citibank	06/17/2015	4,036,377 USD	489,214,000 JPY	—	(93,909)
Citibank	06/17/2015	2,182,844 USD	264,329,000 JPY	—	(52,674)
Citibank	06/17/2015	4,184,861 USD	507,483,000 JPY	—	(95,167)
Citibank	06/17/2015	414,580 USD	50,239,000 JPY	—	(9,715)
Citibank	06/17/2015	1,046,127 USD	126,044,000 JPY	—	(30,366)
Citibank	06/17/2015	824,395 USD	99,482,000 JPY	—	(22,691)
Citibank	06/17/2015	282,141 USD	33,433,000 JPY	—	(12,711)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	5,215,040 USD	621,868,000 JPY	—	(203,543)
Citibank	06/17/2015	6,452,181 USD	769,972,000 JPY	—	(247,146)
Citibank	06/17/2015	4,124,242 USD	494,966,000 JPY	—	(135,420)
Citibank	06/17/2015	1,003,174 USD	120,117,000 JPY	—	(35,178)
Citibank	06/17/2015	1,902,469 USD	227,304,000 JPY	—	(70,676)
Citibank	06/17/2015	1,062,329 USD	127,130,000 JPY	—	(37,816)
Citibank	06/17/2015	2,753,817 USD	329,146,000 JPY	—	(101,301)
Citibank	06/17/2015	371,134 USD	44,517,000 JPY	—	(12,382)
Citibank	06/17/2015	1,257,805 USD	151,000,000 JPY	—	(40,930)
Citibank	06/17/2015	24,553,900 USD	3,036,372,177 JPY	—	(84,444)
Citibank	06/17/2015	2,095,402 USD	2,363,069,420 KRW	29,922	—
Citibank	06/17/2015	852,909 USD	965,828,572 KRW	15,749	—
Citibank	06/17/2015	1,151,960 USD	1,290,000,000 KRW	8,254	—
Citibank	06/17/2015	620,620 USD	698,199,590 KRW	7,335	—
Citibank	06/17/2015	626,820 USD	698,398,299 KRW	1,314	—
Citibank	06/17/2015	1,937,142 USD	2,140,000,000 KRW	—	(12,446)
Citibank	06/17/2015	2,015,328 USD	2,230,000,000 KRW	—	(9,686)
Citibank	06/17/2015	2,094,322 USD	2,310,000,000 KRW	—	(16,729)
Citibank	06/17/2015	625,863 USD	689,428,340 KRW	—	(5,798)
Citibank	06/17/2015	783,922 USD	863,955,406 KRW	—	(6,888)
Citibank	06/17/2015	818,100 USD	900,000,000 KRW	—	(8,648)
Citibank	06/17/2015	625,760 USD	691,120,373 KRW	—	(4,173)
Citibank	06/17/2015	1,224,460 USD	1,360,000,000 KRW	—	(1,288)
Citibank	06/17/2015	1,122,278 USD	1,240,000,000 KRW	—	(7,033)
Citibank	06/17/2015	1,697,499 USD	1,880,000,000 KRW	—	(6,644)
Citibank	06/17/2015	270,760 USD	300,000,000 KRW	—	(942)
Citibank	06/17/2015	136,333 USD	150,000,000 KRW	—	(1,424)
Citibank	06/17/2015	3,095,093 USD	3,380,000,000 KRW	—	(55,152)
Citibank	06/17/2015	3,447,540 USD	3,780,000,000 KRW	—	(47,842)
Citibank	06/17/2015	465,213 USD	510,000,000 KRW	—	(6,524)
Citibank	06/17/2015	282,462 USD	310,000,000 KRW	—	(3,651)
Citibank	06/17/2015	349,942 USD	380,000,000 KRW	—	(8,174)
Citibank	06/17/2015	1,482,161 USD	1,610,000,000 KRW	—	(34,142)
Citibank	06/17/2015	1,494,364 USD	1,620,000,000 KRW	—	(37,351)
Citibank	06/17/2015	1,115,054 USD	1,210,000,000 KRW	—	(26,791)
Citibank	06/17/2015	721,759 USD	780,000,000 KRW	—	(20,234)
Citibank	06/17/2015	659,575 USD	710,000,000 KRW	—	(21,007)
Citibank	06/17/2015	1,296,367 USD	1,390,000,000 KRW	—	(46,214)
Citibank	06/17/2015	766,730 USD	820,000,000 KRW	—	(29,229)
Citibank	06/17/2015	238,367 USD	260,000,000 KRW	—	(4,526)
Citibank	06/17/2015	1,500,384 USD	1,630,000,000 KRW	—	(34,377)
Citibank	06/17/2015	750,011 USD	820,000,000 KRW	—	(12,511)
Citibank	06/17/2015	145,933 USD	160,000,000 KRW	—	(2,030)
Citibank	06/17/2015	1,547,133 USD	24,100,000 MXN	16,167	—
Citibank	06/17/2015	287,395 USD	4,500,000 MXN	4,508	—
Citibank	06/17/2015	160,031 USD	2,500,000 MXN	2,138	—
Citibank	06/17/2015	342,580 USD	5,300,000 MXN	1,216	—
Citibank	06/17/2015	128,839 USD	2,000,000 MXN	896	—
Citibank	06/17/2015	72,419 USD	1,100,000 MXN	—	(1,065)
Citibank	06/17/2015	610,809 USD	9,200,000 MXN	—	(14,031)
Citibank	06/17/2015	2,030,393 USD	30,500,000 MXN	—	(51,942)
Citibank	06/17/2015	2,380,494 USD	35,700,000 MXN	—	(64,734)
Citibank	06/17/2015	986,785 USD	14,900,000 MXN	—	(20,263)
Citibank	06/17/2015	315,824 USD	4,800,000 MXN	—	(4,462)
Citibank	06/17/2015	3,839,175 USD	57,500,000 MXN	—	(109,310)
Citibank	06/17/2015	1,206,086 USD	18,000,000 MXN	—	(38,476)
Citibank	06/17/2015	217,757 USD	3,300,000 MXN	—	(3,695)
Citibank	06/17/2015	575,642 USD	8,800,000 MXN	—	(4,811)
Citibank	06/17/2015	117,598 USD	1,800,000 MXN	—	(837)
Citibank	06/17/2015	51,944 USD	800,000 MXN	—	(50)
Citibank	06/17/2015	2,517,642 USD	38,700,000 MXN	—	(7,281)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	910,919 USD	13,800,000 MXN	—	(15,752)
Citibank	06/17/2015	1,349,321 USD	20,400,000 MXN	—	(26,030)
Citibank	06/17/2015	1,749,622 USD	26,400,000 MXN	—	(37,127)
Citibank	06/17/2015	748,740 USD	11,400,000 MXN	—	(9,254)
Citibank	06/17/2015	131,350 USD	2,000,000 MXN	—	(1,616)
Citibank	06/17/2015	868,248 USD	13,360,426 MXN	—	(1,594)
Citibank	06/17/2015	4,341,241 USD	66,721,635 MXN	—	(13,194)
Citibank	06/17/2015	269,543 USD	1,000,000 MYR	3,457	—
Citibank	06/17/2015	108,182 USD	400,000 MYR	1,018	—
Citibank	06/17/2015	27,126 USD	100,000 MYR	174	—
Citibank	06/17/2015	492,344 USD	1,800,000 MYR	—	(943)
Citibank	06/17/2015	302,034 USD	1,100,000 MYR	—	(1,733)
Citibank	06/17/2015	410,444 USD	1,500,000 MYR	—	(943)
Citibank	06/17/2015	192,187 USD	700,000 MYR	—	(1,087)
Citibank	06/17/2015	574,079 USD	2,100,000 MYR	—	(778)
Citibank	06/17/2015	767,971 USD	2,800,000 MYR	—	(3,570)
Citibank	06/17/2015	796,418 USD	2,900,000 MYR	—	(4,716)
Citibank	06/17/2015	221,616 USD	800,000 MYR	—	(3,215)
Citibank	06/17/2015	307,826 USD	1,100,000 MYR	—	(7,526)
Citibank	06/17/2015	448,685 USD	1,600,000 MYR	—	(11,884)
Citibank	06/17/2015	363,876 USD	1,300,000 MYR	—	(8,975)
Citibank	06/17/2015	359,719 USD	1,300,000 MYR	—	(4,819)
Citibank	06/17/2015	55,851 USD	200,000 MYR	—	(1,251)
Citibank	06/17/2015	333,938 USD	1,200,000 MYR	—	(6,338)
Citibank	06/17/2015	55,333 USD	200,000 MYR	—	(733)
Citibank	06/17/2015	3,125,470 USD	25,352,000 NOK	135,444	—
Citibank	06/17/2015	3,114,930 USD	24,866,000 NOK	83,472	—
Citibank	06/17/2015	2,928,998 USD	23,217,000 NOK	57,300	—
Citibank	06/17/2015	676,059 USD	5,560,000 NOK	39,098	—
Citibank	06/17/2015	2,234,976 USD	17,528,000 NOK	19,572	—
Citibank	06/17/2015	1,880,550 USD	14,768,000 NOK	18,992	—
Citibank	06/17/2015	464,006 USD	3,644,000 NOK	4,705	—
Citibank	06/17/2015	362,708 USD	2,831,000 NOK	1,431	—
Citibank	06/17/2015	247,358 USD	1,894,000 NOK	—	(3,741)
Citibank	06/17/2015	2,072,724 USD	15,972,000 NOK	—	(18,318)
Citibank	06/17/2015	353,588 USD	2,724,000 NOK	—	(3,212)
Citibank	06/17/2015	437,989 USD	3,386,000 NOK	—	(2,463)
Citibank	06/17/2015	197,245 USD	1,531,000 NOK	—	(319)
Citibank	06/17/2015	4,093,692 USD	31,703,000 NOK	—	(15,878)
Citibank	06/17/2015	3,186,692 USD	24,413,000 NOK	—	(46,558)
Citibank	06/17/2015	4,813,946 USD	36,779,000 NOK	—	(83,229)
Citibank	06/17/2015	3,660,385 USD	27,654,000 NOK	—	(103,376)
Citibank	06/17/2015	17,855 USD	131,000 NOK	—	(1,005)
Citibank	06/17/2015	2,030,391 USD	15,130,000 NOK	—	(84,288)
Citibank	06/17/2015	586,218 USD	4,454,000 NOK	—	(13,320)
Citibank	06/17/2015	785,174 USD	1,054,000 NZD	—	(38,462)
Citibank	06/17/2015	4,625,176 USD	6,190,000 NZD	—	(239,839)
Citibank	06/17/2015	1,475,468 USD	1,977,000 NZD	—	(74,853)
Citibank	06/17/2015	6,919,968 USD	9,248,598 NZD	—	(367,752)
Citibank	06/17/2015	5,180,194 USD	6,981,365 NZD	—	(234,211)
Citibank	06/17/2015	3,229,634 USD	4,436,902 NZD	—	(86,289)
Citibank	06/17/2015	6,944,061 USD	9,611,184 NZD	—	(134,970)
Citibank	06/17/2015	8,622,408 USD	11,929,951 NZD	—	(170,574)
Citibank	06/17/2015	2,091,983 USD	2,751,000 NZD	—	(143,023)
Citibank	06/17/2015	3,986,211 USD	5,264,000 NZD	—	(256,904)
Citibank	06/17/2015	3,993,727 USD	5,278,000 NZD	—	(254,502)
Citibank	06/17/2015	624,072 USD	832,000 NZD	—	(34,637)
Citibank	06/17/2015	2,337,734 USD	3,127,000 NZD	—	(122,395)
Citibank	06/17/2015	2,323,958 USD	3,098,000 NZD	—	(129,164)
Citibank	06/17/2015	2,169,135 USD	2,883,000 NZD	—	(126,659)
Citibank	06/17/2015	852,078 USD	1,135,000 NZD	—	(47,981)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	934,384 USD	1,258,000 NZD	—	(43,148)
Citibank	06/17/2015	24,493 USD	33,000 NZD	—	(1,114)
Citibank	06/17/2015	1,464,913 USD	1,918,000 NZD	—	(106,096)
Citibank	06/17/2015	5,579,245 USD	7,276,000 NZD	—	(424,526)
Citibank	06/17/2015	3,973,725 USD	5,220,000 NZD	—	(275,590)
Citibank	06/17/2015	4,885,138 USD	6,381,000 NZD	—	(364,486)
Citibank	06/17/2015	1,650,385 USD	2,195,000 NZD	—	(95,326)
Citibank	06/17/2015	536,556 USD	24,000,000 PHP	1,621	—
Citibank	06/17/2015	537,536 USD	24,000,000 PHP	641	—
Citibank	06/17/2015	362,526 USD	16,000,000 PHP	—	(3,742)
Citibank	06/17/2015	135,655 USD	6,000,000 PHP	—	(1,111)
Citibank	06/17/2015	45,249 USD	2,000,000 PHP	—	(401)
Citibank	06/17/2015	2,140,053 USD	94,611,190 PHP	—	(18,488)
Citibank	06/17/2015	2,161,211 USD	95,687,597 PHP	—	(15,508)
Citibank	06/17/2015	3,177,341 USD	140,501,213 PHP	—	(26,737)
Citibank	06/17/2015	563,257 USD	25,000,000 PHP	—	(2,656)
Citibank	06/17/2015	540,699 USD	24,000,000 PHP	—	(2,522)
Citibank	06/17/2015	225,837 USD	10,000,000 PHP	—	(1,597)
Citibank	06/17/2015	919,067 USD	3,600,000 PLN	42,376	—
Citibank	06/17/2015	893,832 USD	3,500,000 PLN	40,904	—
Citibank	06/17/2015	509,802 USD	2,000,000 PLN	24,333	—
Citibank	06/17/2015	459,503 USD	1,800,000 PLN	21,219	—
Citibank	06/17/2015	389,109 USD	1,500,000 PLN	11,492	—
Citibank	06/17/2015	634,832 USD	2,400,000 PLN	6,130	—
Citibank	06/17/2015	478,054 USD	1,800,000 PLN	2,667	—
Citibank	06/17/2015	211,354 USD	800,000 PLN	2,300	—
Citibank	06/17/2015	692,267 USD	2,600,000 PLN	2,108	—
Citibank	06/17/2015	398,815 USD	1,500,539 PLN	1,930	—
Citibank	06/17/2015	158,367 USD	600,000 PLN	1,874	—
Citibank	06/17/2015	25,603 USD	100,000 PLN	1,104	—
Citibank	06/17/2015	52,588 USD	200,000 PLN	826	—
Citibank	06/17/2015	52,716 USD	200,000 PLN	697	—
Citibank	06/17/2015	266,689 USD	1,000,000 PLN	378	—
Citibank	06/17/2015	427,909 USD	1,599,461 PLN	—	(746)
Citibank	06/17/2015	160,291 USD	600,000 PLN	—	(51)
Citibank	06/17/2015	430,767 USD	1,600,000 PLN	—	(3,459)
Citibank	06/17/2015	882,742 USD	3,300,000 PLN	—	(1,420)
Citibank	06/17/2015	1,557,971 USD	5,800,000 PLN	—	(8,980)
Citibank	06/17/2015	508,176 USD	1,900,000 PLN	—	(748)
Citibank	06/17/2015	722,710 USD	2,700,000 PLN	—	(1,629)
Citibank	06/17/2015	831,628 USD	3,100,000 PLN	—	(3,720)
Citibank	06/17/2015	108,313 USD	400,000 PLN	—	(1,486)
Citibank	06/17/2015	625,732 USD	2,300,000 PLN	—	(11,478)
Citibank	06/17/2015	328,481 USD	1,200,000 PLN	—	(8,001)
Citibank	06/17/2015	442,080 USD	1,600,000 PLN	—	(14,773)
Citibank	06/17/2015	530,935 USD	1,900,000 PLN	—	(23,507)
Citibank	06/17/2015	336,382 USD	1,200,000 PLN	—	(15,901)
Citibank	06/17/2015	55,151 USD	200,000 PLN	—	(1,737)
Citibank	06/17/2015	1,871,944 USD	16,282,000 SEK	38,175	—
Citibank	06/17/2015	1,893,073 USD	16,353,000 SEK	25,376	—
Citibank	06/17/2015	1,082,933 USD	9,342,000 SEK	13,021	—
Citibank	06/17/2015	1,402,004 USD	12,036,000 SEK	9,997	—
Citibank	06/17/2015	402,990 USD	3,486,000 SEK	5,969	—
Citibank	06/17/2015	326,710 USD	2,796,000 SEK	1,302	—
Citibank	06/17/2015	5,987,619 USD	49,762,000 SEK	—	(149,800)
Citibank	06/17/2015	5,709,612 USD	47,228,000 SEK	—	(169,069)
Citibank	06/17/2015	5,475,103 USD	45,662,000 SEK	—	(118,275)
Citibank	06/17/2015	5,351,058 USD	44,539,000 SEK	—	(125,974)
Citibank	06/17/2015	5,264,054 USD	44,442,000 SEK	—	(50,350)
Citibank	06/17/2015	1,568,630 USD	13,332,000 SEK	—	(4,589)
Citibank	06/17/2015	1,909,460 USD	16,206,000 SEK	—	(8,256)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	7,028,883 USD	59,003,000 SEK	—	(106,959)
Citibank	06/17/2015	5,216,218 USD	43,404,000 SEK	—	(124,286)
Citibank	06/17/2015	5,467,500 USD	44,844,000 SEK	—	(206,636)
Citibank	06/17/2015	5,455,784 USD	45,155,000 SEK	—	(158,434)
Citibank	06/17/2015	7,912,127 USD	65,385,000 SEK	—	(241,499)
Citibank	06/17/2015	5,467,485 USD	45,306,000 SEK	—	(152,421)
Citibank	06/17/2015	939,437 USD	7,709,000 SEK	—	(35,057)
Citibank	06/17/2015	568,276 USD	4,702,000 SEK	—	(16,662)
Citibank	06/17/2015	2,278,175 USD	19,111,000 SEK	—	(36,172)
Citibank	06/17/2015	1,821,002 USD	15,178,000 SEK	—	(40,398)
Citibank	06/17/2015	2,215,482 USD	18,346,000 SEK	—	(63,225)
Citibank	06/17/2015	1,083,325 USD	1,500,000 SGD	28,985	—
Citibank	06/17/2015	3,733,313 USD	5,070,000 SGD	26,295	—
Citibank	06/17/2015	2,183,094 USD	2,970,000 SGD	19,280	—
Citibank	06/17/2015	523,318 USD	730,000 SGD	18,006	—
Citibank	06/17/2015	452,961 USD	630,000 SGD	14,209	—
Citibank	06/17/2015	1,388,409 USD	1,890,000 SGD	13,102	—
Citibank	06/17/2015	447,006 USD	620,000 SGD	12,749	—
Citibank	06/17/2015	1,048,429 USD	1,430,000 SGD	11,974	—
Citibank	06/17/2015	499,897 USD	690,000 SGD	11,766	—
Citibank	06/17/2015	700,263 USD	960,000 SGD	11,616	—
Citibank	06/17/2015	584,884 USD	800,000 SGD	8,348	—
Citibank	06/17/2015	238,082 USD	330,000 SGD	6,626	—
Citibank	06/17/2015	2,374,325 USD	3,210,000 SGD	6,019	—
Citibank	06/17/2015	446,398 USD	610,000 SGD	5,942	—
Citibank	06/17/2015	735,828 USD	1,000,000 SGD	5,712	—
Citibank	06/17/2015	365,164 USD	500,000 SGD	5,606	—
Citibank	06/17/2015	691,586 USD	940,000 SGD	5,462	—
Citibank	06/17/2015	1,967,406 USD	2,660,000 SGD	5,091	—
Citibank	06/17/2015	150,907 USD	210,000 SGD	4,816	—
Citibank	06/17/2015	285,176 USD	390,000 SGD	4,025	—
Citibank	06/17/2015	117,172 USD	160,000 SGD	1,475	—
Citibank	06/17/2015	762,891 USD	1,030,000 SGD	895	—
Citibank	06/17/2015	1,723,237 USD	2,320,000 SGD	—	(2,864)
Citibank	06/17/2015	1,862,698 USD	2,510,000 SGD	—	(1,433)
Citibank	06/17/2015	983,751 USD	1,320,000 SGD	—	(4,918)
Citibank	06/17/2015	2,085,614 USD	2,780,000 SGD	—	(24,133)
Citibank	06/17/2015	2,361,397 USD	3,140,000 SGD	—	(32,961)
Citibank	06/17/2015	2,081,600 USD	2,750,000 SGD	—	(42,364)
Citibank	06/17/2015	1,548,443 USD	2,070,000 SGD	—	(13,455)
Citibank	06/17/2015	240,318 USD	320,000 SGD	—	(3,025)
Citibank	06/17/2015	300,091 USD	400,000 SGD	—	(3,475)
Citibank	06/17/2015	37,319 USD	50,000 SGD	—	(242)
Citibank	06/17/2015	60,295 USD	80,000 SGD	—	(972)
Citibank	06/17/2015	142,966 USD	190,000 SGD	—	(2,074)
Citibank	06/17/2015	142,527 USD	190,000 SGD	—	(1,635)
Citibank	06/17/2015	520,485 USD	1,400,000 TRY	3,087	—
Citibank	06/17/2015	447,371 USD	1,200,000 TRY	1,405	—
Citibank	06/17/2015	679,147 USD	1,800,000 TRY	—	(5,984)
Citibank	06/17/2015	609,013 USD	1,600,000 TRY	—	(10,645)
Citibank	06/17/2015	422,096 USD	1,100,000 TRY	—	(10,718)
Citibank	06/17/2015	1,647,074 USD	4,300,000 TRY	—	(38,960)
Citibank	06/17/2015	1,581,167 USD	4,100,000 TRY	—	(47,849)
Citibank	06/17/2015	879,979 USD	2,300,000 TRY	—	(19,825)
Citibank	06/17/2015	1,304,449 USD	41,000,000 TWD	29,148	—
Citibank	06/17/2015	1,339,241 USD	42,000,000 TWD	26,883	—
Citibank	06/17/2015	1,241,781 USD	39,000,000 TWD	26,763	—
Citibank	06/17/2015	1,306,925 USD	41,000,000 TWD	26,673	—
Citibank	06/17/2015	985,697 USD	31,000,000 TWD	22,632	—
Citibank	06/17/2015	1,181,519 USD	37,000,000 TWD	21,971	—
Citibank	06/17/2015	760,036 USD	24,000,000 TWD	20,607	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	1,249,494 USD	39,000,000 TWD	19,050	—
Citibank	06/17/2015	729,116 USD	23,000,000 TWD	18,999	—
Citibank	06/17/2015	1,119,844 USD	35,000,000 TWD	18,593	—
Citibank	06/17/2015	1,218,003 USD	38,000,000 TWD	18,013	—
Citibank	06/17/2015	1,186,451 USD	37,000,000 TWD	17,039	—
Citibank	06/17/2015	796,176 USD	25,000,000 TWD	16,993	—
Citibank	06/17/2015	991,976 USD	31,000,000 TWD	16,354	—
Citibank	06/17/2015	804,762 USD	25,000,000 TWD	8,407	—
Citibank	06/17/2015	903,578 USD	28,000,000 TWD	7,171	—
Citibank	06/17/2015	253,567 USD	8,000,000 TWD	6,647	—
Citibank	06/17/2015	1,066,811 USD	33,000,000 TWD	6,572	—
Citibank	06/17/2015	222,541 USD	7,000,000 TWD	5,146	—
Citibank	06/17/2015	320,258 USD	10,000,000 TWD	5,010	—
Citibank	06/17/2015	157,705 USD	5,000,000 TWD	4,929	—
Citibank	06/17/2015	157,730 USD	5,000,000 TWD	4,904	—
Citibank	06/17/2015	321,908 USD	10,000,000 TWD	3,360	—
Citibank	06/17/2015	453,077 USD	14,000,000 TWD	2,298	—
Citibank	06/17/2015	128,226 USD	4,000,000 TWD	1,881	—
Citibank	06/17/2015	161,083 USD	5,000,000 TWD	1,550	—
Citibank	06/17/2015	131,007 USD	4,000,000 TWD	—	(900)
Citibank	06/17/2015	162,867 USD	5,000,000 TWD	—	(234)
Citibank	06/17/2015	1,292,132 USD	16,098,623 ZAR	30,096	—
Citibank	06/17/2015	205,209 USD	2,500,000 ZAR	123	—
Citibank	06/17/2015	550,695 USD	6,500,000 ZAR	—	(16,830)
Citibank	06/17/2015	1,511,011 USD	18,149,443 ZAR	—	(20,342)
Citibank	06/17/2015	1,510,994 USD	18,115,699 ZAR	—	(23,097)
Citibank	06/17/2015	1,806,926 USD	21,636,235 ZAR	—	(29,876)
Citibank	06/17/2015	191,156 USD	2,300,000 ZAR	—	(2,250)
Citibank	06/17/2015	653,869 USD	7,800,000 ZAR	—	(13,232)
Citibank	06/17/2015	902,006 USD	10,900,000 ZAR	—	(6,756)
Citibank	06/17/2015	1,371,639 USD	16,400,000 ZAR	—	(24,657)
Citibank	06/17/2015	752,805 USD	9,000,000 ZAR	—	(13,608)
Citibank	06/17/2015	217,006 USD	2,600,000 ZAR	—	(3,460)
Citibank	06/17/2015	279,924 USD	3,400,000 ZAR	—	(672)
Citibank	06/17/2015	513,816 USD	6,100,000 ZAR	—	(12,805)
Citibank	06/17/2015	260,696 USD	3,100,000 ZAR	—	(6,084)
Citibank	06/17/2015	410,943 USD	4,900,000 ZAR	—	(8,491)
Citibank	06/17/2015	534,375 USD	6,400,000 ZAR	—	(8,724)
Citibank	06/17/2015	995,314 USD	11,800,000 ZAR	—	(26,144)
Citibank	06/17/2015	689,611 USD	8,200,000 ZAR	—	(16,120)
Citibank	06/17/2015	11,400,000 ZAR	949,543 USD	13,226	—
Citibank	06/17/2015	15,800,000 ZAR	1,310,132 USD	12,431	—
Citibank	06/17/2015	4,100,000 ZAR	341,995 USD	5,250	—
Citibank	06/17/2015	11,300,000 ZAR	933,165 USD	5,062	—
Citibank	06/17/2015	3,900,000 ZAR	325,018 USD	4,699	—
Citibank	06/17/2015	9,300,000 ZAR	768,239 USD	4,402	—
Citibank	06/17/2015	8,700,000 ZAR	717,562 USD	3,004	—
Citibank	06/17/2015	4,500,000 ZAR	370,464 USD	865	—
Citibank	06/17/2015	3,300,000 ZAR	271,629 USD	590	—
Citibank	06/17/2015	600,000 ZAR	49,622 USD	342	—
Citibank	06/17/2015	6,200,000 ZAR	507,330 USD	—	(1,894)
Citibank	06/17/2015	2,000,000 ZAR	161,013 USD	—	(3,253)
Citibank	06/17/2015	500,000 ZAR	40,048 USD	—	(1,019)
Citibank	06/17/2015	5,300,000 ZAR	427,204 USD	—	(8,101)
Citibank	06/17/2015	5,000,000 ZAR	397,510 USD	—	(13,155)
Citibank	06/17/2015	100,000 ZAR	7,995 USD	—	(218)
Citibank	06/17/2015	2,700,000 ZAR	218,219 USD	—	(3,540)
Citibank	06/17/2015	400,000 ZAR	32,785 USD	—	(69)
Citibank	06/17/2015	4,800,000 ZAR	393,908 USD	—	(331)
Citibank	06/17/2015	11,100,000 ZAR	903,806 USD	—	(7,870)
Citibank	06/17/2015	5,900,000 ZAR	480,800 USD	—	(3,785)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	06/17/2015	12,400,000 ZAR	1,004,707 USD	—	(13,742)
Citibank	06/17/2015	10,400,000 ZAR	847,978 USD	—	(6,205)
Citibank	09/16/2015	2,432,000 AUD	1,875,035 USD	26,335	—
Citibank	09/16/2015	3,477,000 AUD	2,658,250 USD	15,187	—
Citibank	09/16/2015	2,940,000 AUD	2,236,888 USD	2,028	—
Citibank	09/16/2015	3,000,000 BRL	911,125 USD	4,110	—
Citibank	09/16/2015	1,000,000 BRL	303,507 USD	1,168	—
Citibank	09/16/2015	6,988,000 CAD	5,620,398 USD	10,117	—
Citibank	09/16/2015	3,378,000 CAD	2,707,817 USD	—	(4,194)
Citibank	09/16/2015	2,099,000 CAD	1,683,835 USD	—	(1,337)
Citibank	09/16/2015	24,000,000 CZK	964,224 USD	1,642	—
Citibank	09/16/2015	8,000,000 CZK	318,182 USD	—	(2,679)
Citibank	09/16/2015	9,643,000 EUR	10,535,116 USD	—	(72,514)
Citibank	09/16/2015	2,477,000 GBP	3,802,703 USD	19,759	—
Citibank	09/16/2015	1,639,000 GBP	2,522,299 USD	19,172	—
Citibank	09/16/2015	1,979,000 GBP	3,024,110 USD	1,725	—
Citibank	09/16/2015	320,000,000 HUF	1,124,372 USD	—	(10,080)
Citibank	09/16/2015	190,000,000 HUF	668,975 USD	—	(4,606)
Citibank	09/16/2015	120,000,000 HUF	424,855 USD	—	(565)
Citibank	09/16/2015	5,079,881,575 IDR	374,814 USD	—	(66)
Citibank	09/16/2015	1,100,000 ILS	284,070 USD	—	(376)
Citibank	09/16/2015	3,036,372,177 JPY	24,584,956 USD	85,428	—
Citibank	09/16/2015	550,000,000 KRW	494,371 USD	2,238	—
Citibank	09/16/2015	260,000,000 KRW	234,085 USD	1,441	—
Citibank	09/16/2015	100,000,000 KRW	89,996 USD	517	—
Citibank	09/16/2015	40,730,000 NOK	5,239,859 USD	13,068	—
Citibank	09/16/2015	6,594,000 NOK	851,259 USD	5,066	—
Citibank	09/16/2015	40,430,000 NOK	5,146,686 USD	—	(41,607)
Citibank	09/16/2015	6,160,000 NZD	4,421,519 USD	93,728	—
Citibank	09/16/2015	4,340,000 NZD	3,117,023 USD	67,898	—
Citibank	09/16/2015	1,515,000 NZD	1,069,685 USD	5,302	—
Citibank	09/16/2015	25,000,000 PHP	555,059 USD	—	(3,305)
Citibank	09/16/2015	24,000,000 PHP	534,161 USD	—	(1,868)
Citibank	09/16/2015	18,000,000 PHP	401,604 USD	—	(418)
Citibank	09/16/2015	3,400,000 PLN	891,749 USD	—	(13,757)
Citibank	09/16/2015	4,100,000 PLN	1,076,882 USD	—	(15,052)
Citibank	09/16/2015	5,500,000 PLN	1,459,503 USD	—	(5,286)
Citibank	09/16/2015	7,864,000 SEK	929,490 USD	5,029	—
Citibank	09/16/2015	2,620,000 SGD	1,935,783 USD	—	(3,036)
Citibank	09/16/2015	1,040,000 SGD	768,167 USD	—	(1,441)
Citibank	09/16/2015	370,000 SGD	273,722 USD	—	(80)
Citibank	09/16/2015	31,000,000 TWD	1,013,894 USD	5,576	—
Citibank	09/16/2015	29,000,000 TWD	948,637 USD	5,371	—
Citibank	09/16/2015	3,992,377 USD	5,238,219 AUD	—	(10,512)
Citibank	09/16/2015	19,372,494 USD	24,233,502 CAD	83,252	—
Citibank	09/16/2015	11,700,193 USD	14,646,418 CAD	58,611	—
Citibank	09/16/2015	9,432,702 USD	8,604,000 EUR	31,992	—
Citibank	09/16/2015	5,755,105 USD	5,260,000 EUR	31,075	—
Citibank	09/16/2015	123,285 USD	956,000 HKD	3	—
Citibank	09/16/2015	566,097 USD	7,700,000,000 IDR	2,140	—
Citibank	09/16/2015	1,376,427 USD	90,000,000 INR	7,607	—
Citibank	09/16/2015	368,137 USD	24,000,000 INR	939	—
Citibank	09/16/2015	923,532 USD	60,000,000 INR	—	(843)
Citibank	09/16/2015	653,049 USD	80,226,000 JPY	—	(5,731)
Citibank	09/16/2015	1,456,640 USD	179,994,000 JPY	—	(4,326)
Citibank	09/16/2015	638,569 USD	79,000,000 JPY	—	(1,143)
Citibank	09/16/2015	2,486,748 USD	2,762,263,476 KRW	—	(15,111)
Citibank	09/16/2015	470,197 USD	3,961,000 SEK	—	(4,558)
Citibank	09/16/2015	5,666,067 USD	7,650,435 SGD	—	(4,690)
Citibank	09/16/2015	730,448 USD	2,000,000 TRY	—	(1,530)
Citibank	09/16/2015	875,842 USD	2,400,000 TRY	—	(1,141)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	09/16/2015	1,531,699 USD	46,808,441 TWD	—	(9,189)
Citibank	09/16/2015	536,557 USD	6,600,000 ZAR	—	(2,986)
Citibank	09/16/2015	122,145 USD	1,500,000 ZAR	—	(879)
Citibank	09/16/2015	1,300,000 ZAR	105,155 USD	58	—
Citibank	09/17/2015	66,721,635 MXN	4,312,860 USD	13,492	—
Citibank	09/17/2015	30,700,000 MXN	1,983,050 USD	4,823	—
Citibank	09/17/2015	13,360,426 MXN	862,650 USD	1,740	—
Citibank	09/17/2015	6,700,000 MXN	432,531 USD	801	—
Citibank	09/17/2015	2,700,000 MYR	736,139 USD	3,001	—
Citibank	09/17/2015	1,100,000 MYR	299,481 USD	795	—
Citibank	09/17/2015	1,200,000 MYR	326,484 USD	645	—
Goldman, Sachs & Co.	06/15/2015	2,378,200 AUD	1,851,508 USD	34,512	—
Goldman, Sachs & Co.	06/15/2015	101,100 AUD	78,840 USD	1,598	—
Goldman, Sachs & Co.	06/15/2015	53,000 AUD	41,507 USD	1,014	—
Goldman, Sachs & Co.	06/15/2015	110,900 AUD	85,606 USD	876	—
Goldman, Sachs & Co.	06/15/2015	29,600 AUD	23,363 USD	748	—
Goldman, Sachs & Co.	06/15/2015	20,000 AUD	16,001 USD	720	—
Goldman, Sachs & Co.	06/15/2015	67,000 AUD	51,878 USD	689	—
Goldman, Sachs & Co.	06/15/2015	29,500 AUD	22,883 USD	344	—
Goldman, Sachs & Co.	06/15/2015	26,100 AUD	20,160 USD	219	—
Goldman, Sachs & Co.	06/15/2015	21,100 AUD	16,163 USD	42	—
Goldman, Sachs & Co.	06/15/2015	844,850 AUD	638,690 USD	—	(6,794)
Goldman, Sachs & Co.	06/15/2015	208,600 AUD	158,204 USD	—	(1,171)
Goldman, Sachs & Co.	06/15/2015	89,700 AUD	67,737 USD	—	(795)
Goldman, Sachs & Co.	06/15/2015	35,400 AUD	26,759 USD	—	(288)
Goldman, Sachs & Co.	06/15/2015	112,700 AUD	85,505 USD	—	(600)
Goldman, Sachs & Co.	06/15/2015	46,800 CAD	38,579 USD	955	—
Goldman, Sachs & Co.	06/15/2015	11,500 CAD	9,444 USD	198	—
Goldman, Sachs & Co.	06/15/2015	9,200 CAD	7,592 USD	196	—
Goldman, Sachs & Co.	06/15/2015	8,300 CAD	6,852 USD	180	—
Goldman, Sachs & Co.	06/15/2015	11,400 CAD	9,288 USD	123	—
Goldman, Sachs & Co.	06/15/2015	3,600 CAD	3,008 USD	114	—
Goldman, Sachs & Co.	06/15/2015	3,100 CAD	2,535 USD	43	—
Goldman, Sachs & Co.	06/15/2015	5,800 CAD	4,667 USD	4	—
Goldman, Sachs & Co.	06/15/2015	338,400 CAD	265,866 USD	—	(6,189)
Goldman, Sachs & Co.	06/15/2015	12,200 CAD	9,517 USD	—	(291)
Goldman, Sachs & Co.	06/15/2015	35,200 CAD	27,544 USD	—	(755)
Goldman, Sachs & Co.	06/15/2015	17,300 CAD	13,556 USD	—	(352)
Goldman, Sachs & Co.	06/15/2015	3,200 CAD	2,539 USD	—	(34)
Goldman, Sachs & Co.	06/15/2015	6,000 CAD	4,791 USD	—	(32)
Goldman, Sachs & Co.	06/15/2015	17,700 CAD	14,058 USD	—	(172)
Goldman, Sachs & Co.	06/15/2015	18,900 CAD	14,875 USD	—	(319)
Goldman, Sachs & Co.	06/15/2015	35,400 CAD	28,289 USD	—	(171)
Goldman, Sachs & Co.	06/15/2015	14,100 CAD	11,228 USD	—	(107)
Goldman, Sachs & Co.	06/15/2015	6,800 CAD	5,441 USD	—	(26)
Goldman, Sachs & Co.	06/15/2015	6,500 CAD	5,207 USD	—	(19)
Goldman, Sachs & Co.	06/15/2015	120,300 EUR	133,855 USD	1,707	—
Goldman, Sachs & Co.	06/15/2015	11,649,700 EUR	12,347,611 USD	—	(449,424)
Goldman, Sachs & Co.	06/15/2015	1,063,500 EUR	1,159,815 USD	—	(8,425)
Goldman, Sachs & Co.	06/15/2015	82,700 EUR	89,187 USD	—	(1,658)
Goldman, Sachs & Co.	06/15/2015	62,700 EUR	66,307 USD	—	(2,568)
Goldman, Sachs & Co.	06/15/2015	248,000 EUR	266,503 USD	—	(5,922)
Goldman, Sachs & Co.	06/15/2015	58,200 EUR	62,498 USD	—	(1,434)
Goldman, Sachs & Co.	06/15/2015	108,700 EUR	116,689 USD	—	(2,716)
Goldman, Sachs & Co.	06/15/2015	115,300 EUR	125,289 USD	—	(1,367)
Goldman, Sachs & Co.	06/15/2015	170,900 EUR	186,088 USD	—	(1,643)
Goldman, Sachs & Co.	06/15/2015	133,300 GBP	208,836 USD	5,120	—
Goldman, Sachs & Co.	06/15/2015	66,200 GBP	104,273 USD	3,103	—
Goldman, Sachs & Co.	06/15/2015	6,800 GBP	10,602 USD	210	—
Goldman, Sachs & Co.	06/15/2015	4,800 GBP	7,521 USD	185	—
Goldman, Sachs & Co.	06/15/2015	4,100 GBP	6,370 USD	105	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	06/15/2015	8,600 GBP	13,240 USD	97	—
Goldman, Sachs & Co.	06/15/2015	16,400 GBP	25,131 USD	68	—
Goldman, Sachs & Co.	06/15/2015	8,200 GBP	12,575 USD	43	—
Goldman, Sachs & Co.	06/15/2015	2,000 GBP	3,095 USD	38	—
Goldman, Sachs & Co.	06/15/2015	500 GBP	776 USD	11	—
Goldman, Sachs & Co.	06/15/2015	6,700 GBP	10,241 USD	2	—
Goldman, Sachs & Co.	06/15/2015	128,977 GBP	193,104 USD	—	(4,005)
Goldman, Sachs & Co.	06/15/2015	1,000 GBP	1,498 USD	—	(30)
Goldman, Sachs & Co.	06/15/2015	8,700 GBP	12,955 USD	—	(340)
Goldman, Sachs & Co.	06/15/2015	1,000 GBP	1,494 USD	—	(35)
Goldman, Sachs & Co.	06/15/2015	1,900 GBP	2,820 USD	—	(83)
Goldman, Sachs & Co.	06/15/2015	5,000 GBP	7,440 USD	—	(201)
Goldman, Sachs & Co.	06/15/2015	1,000 GBP	1,474 USD	—	(55)
Goldman, Sachs & Co.	06/15/2015	9,300 GBP	13,794 USD	—	(419)
Goldman, Sachs & Co.	06/15/2015	5,000 GBP	7,385 USD	—	(257)
Goldman, Sachs & Co.	06/15/2015	10,200 GBP	15,137 USD	—	(451)
Goldman, Sachs & Co.	06/15/2015	2,000 GBP	2,946 USD	—	(111)
Goldman, Sachs & Co.	06/15/2015	6,000 GBP	8,844 USD	—	(325)
Goldman, Sachs & Co.	06/15/2015	4,000 GBP	5,982 USD	—	(131)
Goldman, Sachs & Co.	06/15/2015	5,000 GBP	7,468 USD	—	(174)
Goldman, Sachs & Co.	06/15/2015	12,400 GBP	18,449 USD	—	(501)
Goldman, Sachs & Co.	06/15/2015	33,000 GBP	49,130 USD	—	(1,302)
Goldman, Sachs & Co.	06/15/2015	5,000 GBP	7,419 USD	—	(222)
Goldman, Sachs & Co.	06/15/2015	9,000 GBP	13,410 USD	—	(344)
Goldman, Sachs & Co.	06/15/2015	43,000 GBP	63,991 USD	—	(1,723)
Goldman, Sachs & Co.	06/15/2015	15,000 GBP	22,336 USD	—	(588)
Goldman, Sachs & Co.	06/15/2015	1,000 GBP	1,487 USD	—	(41)
Goldman, Sachs & Co.	06/15/2015	7,000 GBP	10,368 USD	—	(329)
Goldman, Sachs & Co.	06/15/2015	9,100 GBP	13,493 USD	—	(414)
Goldman, Sachs & Co.	06/15/2015	3,000 GBP	4,451 USD	—	(133)
Goldman, Sachs & Co.	06/15/2015	8,000 GBP	11,777 USD	—	(449)
Goldman, Sachs & Co.	06/15/2015	16,200 GBP	23,708 USD	—	(1,049)
Goldman, Sachs & Co.	06/15/2015	3,000 GBP	4,395 USD	—	(190)
Goldman, Sachs & Co.	06/15/2015	5,400 GBP	7,974 USD	—	(279)
Goldman, Sachs & Co.	06/15/2015	13,300 GBP	19,665 USD	—	(661)
Goldman, Sachs & Co.	06/15/2015	7,700 GBP	11,494 USD	—	(273)
Goldman, Sachs & Co.	06/15/2015	6,000 GBP	8,942 USD	—	(228)
Goldman, Sachs & Co.	06/15/2015	3,300 GBP	4,929 USD	—	(114)
Goldman, Sachs & Co.	06/15/2015	26,200 GBP	39,873 USD	—	(168)
Goldman, Sachs & Co.	06/15/2015	9,541,600 SEK	1,108,781 USD	—	(10,548)
Goldman, Sachs & Co.	06/15/2015	1,004,400 SEK	116,910 USD	—	(917)
Goldman, Sachs & Co.	06/15/2015	522,900 SEK	60,600 USD	—	(741)
Goldman, Sachs & Co.	06/15/2015	117,300 SGD	84,202 USD	—	(2,785)
Goldman, Sachs & Co.	06/15/2015	1,138,645 USD	1,501,100 AUD	8,228	—
Goldman, Sachs & Co.	06/15/2015	409,626 USD	529,300 AUD	—	(5,229)
Goldman, Sachs & Co.	06/15/2015	1,598,749 USD	2,086,200 AUD	—	(4,847)
Goldman, Sachs & Co.	06/15/2015	25,944 USD	33,200 CAD	747	—
Goldman, Sachs & Co.	06/15/2015	21,061 USD	26,800 CAD	485	—
Goldman, Sachs & Co.	06/15/2015	8,914 USD	11,400 CAD	251	—
Goldman, Sachs & Co.	06/15/2015	9,850 USD	12,500 CAD	199	—
Goldman, Sachs & Co.	06/15/2015	9,637 USD	12,200 CAD	171	—
Goldman, Sachs & Co.	06/15/2015	15,958 USD	20,000 CAD	121	—
Goldman, Sachs & Co.	06/15/2015	8,977 USD	11,300 CAD	108	—
Goldman, Sachs & Co.	06/15/2015	6,582 USD	8,300 CAD	90	—
Goldman, Sachs & Co.	06/15/2015	7,534 USD	9,400 CAD	23	—
Goldman, Sachs & Co.	06/15/2015	3,952 USD	4,900 CAD	—	(12)
Goldman, Sachs & Co.	06/15/2015	11,134 USD	13,600 CAD	—	(200)
Goldman, Sachs & Co.	06/15/2015	5,020 USD	6,100 CAD	—	(116)
Goldman, Sachs & Co.	06/15/2015	7,391 USD	8,900 CAD	—	(236)
Goldman, Sachs & Co.	06/15/2015	24,635 USD	29,600 CAD	—	(838)
Goldman, Sachs & Co.	06/15/2015	8,867 USD	10,800 CAD	—	(184)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	06/15/2015	28,545 USD	34,400 CAD	—	(890)
Goldman, Sachs & Co.	06/15/2015	4,547 USD	5,500 CAD	—	(125)
Goldman, Sachs & Co.	06/15/2015	29,338 USD	35,700 CAD	—	(637)
Goldman, Sachs & Co.	06/15/2015	6,321,906 USD	5,958,000 EUR	222,875	—
Goldman, Sachs & Co.	06/15/2015	1,173,054 USD	1,104,700 EUR	40,444	—
Goldman, Sachs & Co.	06/15/2015	796,849 USD	739,800 EUR	15,811	—
Goldman, Sachs & Co.	06/15/2015	134,151 USD	126,400 EUR	4,697	—
Goldman, Sachs & Co.	06/15/2015	68,562 USD	64,400 EUR	2,180	—
Goldman, Sachs & Co.	06/15/2015	104,014 USD	96,200 EUR	1,660	—
Goldman, Sachs & Co.	06/15/2015	59,311 USD	54,700 EUR	777	—
Goldman, Sachs & Co.	06/15/2015	65,213 USD	59,800 EUR	476	—
Goldman, Sachs & Co.	06/15/2015	63,611 USD	58,200 EUR	321	—
Goldman, Sachs & Co.	06/15/2015	147,391 USD	131,700 EUR	—	(2,720)
Goldman, Sachs & Co.	06/15/2015	2,320,597 USD	2,067,900 EUR	—	(49,038)
Goldman, Sachs & Co.	06/15/2015	131,835 USD	118,100 EUR	—	(2,103)
Goldman, Sachs & Co.	06/15/2015	82,375 USD	73,300 EUR	—	(1,856)
Goldman, Sachs & Co.	06/15/2015	1,765,618 USD	1,601,700 EUR	—	(6,173)
Goldman, Sachs & Co.	06/15/2015	266,858 USD	176,500 GBP	2,878	—
Goldman, Sachs & Co.	06/15/2015	23,927 USD	16,200 GBP	831	—
Goldman, Sachs & Co.	06/15/2015	21,718 USD	14,600 GBP	594	—
Goldman, Sachs & Co.	06/15/2015	15,926 USD	10,800 GBP	579	—
Goldman, Sachs & Co.	06/15/2015	12,065 USD	8,200 GBP	467	—
Goldman, Sachs & Co.	06/15/2015	12,172 USD	8,200 GBP	360	—
Goldman, Sachs & Co.	06/15/2015	11,652 USD	7,800 GBP	268	—
Goldman, Sachs & Co.	06/15/2015	4,451 USD	3,000 GBP	133	—
Goldman, Sachs & Co.	06/15/2015	4,157 USD	2,800 GBP	122	—
Goldman, Sachs & Co.	06/15/2015	2,386 USD	1,600 GBP	59	—
Goldman, Sachs & Co.	06/15/2015	27,028 USD	17,700 GBP	22	—
Goldman, Sachs & Co.	06/15/2015	917 USD	600 GBP	—	(0	)(a)
Goldman, Sachs & Co.	06/15/2015	981,610 USD	8,605,000 SEK	27,845	—
Goldman, Sachs & Co.	06/15/2015	295,085 USD	2,463,900 SEK	—	(6,044)
Goldman, Sachs & Co.	06/15/2015	84,677 USD	117,300 SGD	2,310	—
Total				19,122,387	(23,190,403)

(a) Rounds to zero

Futures Contracts Outstanding at May 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	220	JPY	26,166,378	06/2015	—	(43,269)
3MO EURO EURIBOR	73	EUR	20,042,974	09/2015	—	(2,817)
3MO EURO EURIBOR	50	EUR	13,726,693	12/2015	—	(3,390)
3MO EURO EURIBOR	57	EUR	15,647,646	03/2016	—	(4,874)
3MO EURO EURIBOR	66	EUR	18,117,422	06/2016	—	(6,407)
3MO EURO EURIBOR	79	EUR	21,682,752	09/2016	—	(10,037)
3MO EURO EURIBOR	76	EUR	20,854,139	12/2016	—	(10,015)
3MO EURO EURIBOR	83	EUR	22,768,078	03/2017	—	(13,990)
3MO EURO SWISS FRANC	15	CHF	4,026,706	09/2015	1,487	—
3MO EURO SWISS FRANC	13	CHF	3,488,775	03/2016	2,590	—
90 DAY STERLING	314	GBP	59,617,763	09/2015	26,716	—
90 DAY STERLING	309	GBP	58,414,587	09/2016	41,817	—
90 DAY STERLING	256	GBP	48,326,789	12/2016	23,785	—
90 DAY STERLING	217	GBP	40,918,897	03/2017	18,929	—
90DAY EURO$	322	USD	80,178,000	09/2015	66,274	—
90DAY EURO$	303	USD	75,322,013	12/2015	91,362	—
90DAY EURO$	294	USD	72,952,425	03/2016	94,262	—
90DAY EURO$	274	USD	67,852,675	06/2016	56,745	—
90DAY EURO$	247	USD	61,033,700	09/2016	38,734	—
90DAY EURO$	230	USD	56,718,000	12/2016	37,123	—
90DAY EURO$	207	USD	50,963,400	03/2017	46,784	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY STERLING	351	GBP	66,602,557	12/2015	79,162	—
90DAY STERLING	364	GBP	68,999,769	03/2016	48,183	—
90DAY STERLING	367	GBP	69,477,299	06/2016	54,639	—
AMSTERDAM IDX	89	EUR	9,647,797	06/2015	63,865	—
CAC40 10 EURO	177	EUR	9,689,824	06/2015	11,878	—
COCOA	58	USD	1,789,300	07/2015	—	(2,416)
COPPER	25	USD	1,705,000	07/2015	—	(119,739)
DAX INDEX	21	EUR	6,581,110	06/2015	—	(304,871)
DJIA MINI e-CBOT	108	USD	9,724,860	06/2015	5,789	—
Euro CHF 3MO ICE	16	CHF	4,295,153	12/2015	2,649	—
EURO STOXX 50	211	EUR	8,254,625	06/2015	—	(130,067)
EURO-BOBL	20	EUR	2,830,319	06/2015	592	—
EURO-SCHATZ	107	EUR	13,065,075	06/2015	—	(2,811)
FTSE 100 IDX	86	GBP	9,154,306	06/2015	42,025	—
FTSE/JSE TOP 40	27	ZAR	1,032,980	06/2015	—	(41,128)
FTSE/MIB IDX	30	EUR	3,875,297	06/2015	110,607	—
HANG SENG IDX	25	HKD	4,379,228	06/2015	—	(139,829)
H-SHARES IDX	33	HKD	2,952,854	06/2015	—	(115,624)
IBEX 35 INDX	34	EUR	4,171,945	06/2015	—	(47,779)
KOSPI2 INX	23	KRW	2,710,399	06/2015	—	(8,545)
LEAN HOGS	1	USD	33,380	07/2015	—	(290)
LME COPPER	8	USD	1,202,050	06/2015	—	(72,942)
LME ZINC	20	USD	1,091,500	06/2015	—	(52,320)
LONDON COCOA	76	GBP	2,447,457	07/2015	110,294	—
LONG GILT	29	GBP	5,221,320	09/2015	34,169	—
MSCI SING IX ETS	41	SGD	2,296,803	06/2015	—	(52,963)
MSCI TAIWAN INDEX	81	USD	2,919,240	06/2015	4,709	—
NASDAQ 100 E-MINI	107	USD	9,653,540	06/2015	189,226	—
Russell 2000 Mini	64	USD	7,963,520	06/2015	—	(49,424)
S&P MID 400 EMINI	66	USD	10,053,120	06/2015	68,070	—
S&P/TSX 60 IX	37	CAD	5,198,327	06/2015	—	(93,605)
S&P500 EMINI	90	USD	9,477,000	06/2015	27,751	—
SGX CNX NIFTY	28	USD	474,824	06/2015	6,711	—
TOPIX INDX	86	JPY	11,578,455	06/2015	888,316	—
US 10YR NOTE (CBT)	127	USD	16,216,313	09/2015	69,884	—
US 5YR NOTE (CBT)	186	USD	22,269,140	09/2015	76,808	—
US LONG BOND(CBT)	1	USD	155,625	09/2015	137	—
Total			1,248,011,123		2,442,072	(1,329,152)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND	(34)	AUD	(3,340,278)	06/2015	—	(30,698)
AUST 3YR BOND	(54)	AUD	(4,619,918)	06/2015	—	(34,363)
BANK ACCEPT	(74)	CAD	(14,738,561)	09/2015	—	(8,442)
BANK ACCEPT	(44)	CAD	(8,765,680)	12/2015	—	(8,297)
BRENT CRUDE	(49)	USD	(3,212,440)	06/2015	—	(84,854)
CAN 10YR BOND	(36)	CAD	(4,078,803)	09/2015	—	(55,715)
COFFEE ‘C’	(58)	USD	(2,743,763)	07/2015	251,628	—
CORN	(271)	USD	(4,762,825)	07/2015	390,517	—
COTTON NO.2	(34)	USD	(1,093,950)	07/2015	—	(7,614)
EURO BUXL 30Y BND	(25)	EUR	(4,448,664)	06/2015	—	(151,317)
EURO-BUND	(36)	EUR	(6,145,516)	06/2015	—	(33,740)
GASOLINE RBOB	(24)	USD	(2,079,202)	06/2015	—	(99,461)
GOLD 100 OZ	(29)	USD	(3,450,420)	08/2015	—	(6,305)
KC HRW WHEAT	(11)	USD	(274,313)	07/2015	7,172	—
LME NICKEL	(16)	USD	(1,207,968)	06/2015	71,259	—
LME PRI ALUM	(20)	USD	(854,125)	06/2015	8,418	—
Low Su Gasoil G	(63)	USD	(3,735,900)	06/2015	—	(82,984)
NATURAL GAS	(80)	USD	(2,113,600)	06/2015	257,854	—
NY Harb ULSD	(54)	USD	(4,421,920)	06/2015	—	(106,402)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
PLATINUM	(12)	USD	(666,900)	07/2015	12,373	—
SILVER	(10)	USD	(835,050)	07/2015	—	(21,122)
SOYBEAN	(94)	USD	(4,389,800)	07/2015	94,908	—
SOYBEAN MEAL	(81)	USD	(2,476,170)	07/2015	41,482	—
SOYBEAN OIL	(32)	USD	(639,936)	07/2015	—	(28,616)
SPI 200	(2)	AUD	(220,878)	06/2015	—	(3,873)
SUGAR #11 (WORLD)	(643)	USD	(8,627,517)	06/2015	605,284	—
WTI CRUDE	(16)	USD	(964,800)	06/2015	—	(23,359)
Total			(94,908,897)		1,740,895	(787,162)

Open Options Contracts Written at May 31, 2015

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Actavis PLC	Call	35	330.00	3,999	06/2015	1,138
Alcoa, Inc.	Call	2,956	13.00	130,107	06/2015	31,038
Alcoa, Inc.	Put	2,956	13.00	78,294	06/2015	174,404
Applied Materials, Inc.	Call	222	32.00	6,251	01/2016	333
Avago Technologies Ltd.	Call	68	145.00	35,238	06/2015	40,460
Avago Technologies Ltd.	Call	73	150.00	24,050	06/2015	25,185
Avago Technologies Ltd.	Call	122	155.00	22,812	06/2015	21,350
Avago Technologies Ltd.	Put	32	145.00	9,813	06/2015	10,000
Catamaran Corp.	Call	5	65.00	81	07/2015	13
Catamaran Corp.	Put	5	57.50	205	07/2015	138
Charter Communications Inc., Class A	Put	225	155.00	20,065	06/2015	3,375
Cloud Peak Energy, Inc.	Call	69	7.50	2,524	06/2015	518
Expedia, Inc.	Put	47	108.00	2,795	06/2015	8,930
Expedia, Inc.	Put	47	109.00	3,983	06/2015	12,103
Expedia, Inc.	Put	47	110.00	5,145	06/2015	15,158
Expedia, Inc.	Call	24	113.00	4,998	06/2015	2,100
Expedia, Inc.	Put	36	109.00	8,603	06/2015	13,140
Hospira, Inc.	Call	15	90.00	231	08/2015	75
Kraft Foods Group, Inc.	Call	4	85.00	579	06/2015	340
Kraft Foods Group, Inc.	Put	5	82.50	252	06/2015	238
Kraft Foods Group, Inc.	Put	12	85.00	1,639	06/2015	1,680
Kraft Foods Group, Inc.	Put	1	83.50	74	06/2015	75
Kraft Foods Group, Inc.	Call	12	85.00	2,498	09/2015	2,700
Kraft Foods Group, Inc.	Put	10	87.50	4,090	09/2015	4,800
Mylan NV	Call	629	77.50	110,048	07/2015	139,324
Omnicare, Inc.	Put	16	95.00	487	06/2015	680
Pall Corp.	Call	43	125.00	702	06/2015	323
Pall Corp.	Put	41	120.00	1,155	06/2015	308
PartnerRe Ltd.	Put	7	130.00	2,305	08/2015	2,153
Peabody Energy Corp.	Put	17	3.00	123	06/2015	145
Peabody Energy Corp.	Put	42	3.50	851	06/2015	1,155
Royal Dutch Shell PLC, ADR, Class B	Put	56	60.00	4,837	06/2015	3,640
Royal Dutch Shell PLC, ADR, Class B	Put	133	62.50	12,606	06/2015	29,925
salesforce.com, Inc.	Call	61	82.50	12,777	06/2015	1,861
salesforce.com, Inc.	Put	59	72.50	12,641	06/2015	13,688
Staples, Inc.	Put	248	15.00	16,201	06/2015	620
Staples, Inc.	Call	248	22.00	13,396	01/2016	5,580
T-Mobile USA, Inc.	Call	124	40.00	6,323	06/2015	7,502
TRW Automotive Holdings Corp.	Call	1	105.00	52	07/2015	60
Total						576,255

Total Return Swap Contracts on Futures at May 31, 2015

		Expiration	Trading	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount	Appreciation ($)	(Depreciation) ($)
Barclays	EURO-SCHATZ	06/2015	EUR	51,161,370	—	(52,472)
Barclays	US 10YR NOTE	09/2015	USD	9,831,938	43,870	—
Barclays	US 2YR NOTE	09/2015	USD	175,525,223	227,093	—
Barclays	US 5YR NOTE	09/2015	USD	39,270,312	150,762	—
Citibank	COCOA FUTURE (LIFFE)	07/2015	GBP	1,094,915	78,613	—
Citibank	COFFEE	07/2015	USD	(425,756)	47,672	—
Citibank	CORN	07/2015	USD	(7,240,900)	536,927	—
Citibank	COTTON NO.2	07/2015	USD	(1,029,600)	19,520	—
Citibank	GOLD 100 OZ	08/2015	USD	(7,495,740)	—	(13,860)
Citibank	PLATINUM	07/2015	USD	(3,556,800)	126,190	—
Citibank	SILVER	07/2015	USD	(751,545)	—	(38,925)
Citibank	SOYBEAN	07/2015	USD	(14,477,000)	325,149	—
Citibank	SOYBEAN MEAL (CBT)	07/2015	USD	(3,637,830)	9,668	—
Citibank	SOYBEAN OIL	07/2015	USD	(2,199,780)	—	(116,895)
Citibank	WHEAT	07/2015	USD	(5,294,700)	156,869	—
Citibank	WHEAT KCBT	07/2015	USD	(872,813)	110,644	—
Deutsche Bank	LEAN HOGS	07/2015	USD	467,320	—	(5,008)
J.P. Morgan	HANG SENG INDEX	06/2015	HKD	4,379,228	—	(168,656)
J.P. Morgan	H-SHARES INDEX	06/2015	HKD	357,922	—	(24,281)
J.P. Morgan	MSCI TAIWAN INDEX	06/2015	USD	144,160	663	—
J.P. Morgan	SWISS MKT IX	06/2015	CHF	10,358,674	29,937	—
Total					1,863,577	(420,097)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts and securities sold short.
(c)	Represents fractional shares.
(d)	At May 31, 2015, securities valued at $7,849,061 were held to cover open call options written.
(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $364,951, which represents 0.05% of net assets. Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Arthrocare Corp.	06-09-2014	—
Safeway, Inc. Casa Ley CVR	06-23-2014 - 01-29-2015	49,139
Safeway, Inc. PDC CVR	06-23-2014 - 01-29-2015	2,169
Trius Therapeutics, Inc.	08-01-2013 - 08-08-2013	24,524

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $364,951, which represents 0.05% of net assets.

(g)	Negligible market value.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of these securities amounted to $17,922,046 or 2.29% of net assets.

(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2015, the value of these securities amounted to $4,185,602, which represents 0.54% of net assets.

(k)	Variable rate security.
(l)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(m)	At May 31, 2015, cash or short-term securities were designated to cover open put and/or call options written.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	235,765,378	612,684,253	(586,246,987)	262,202,644	202,309	262,202,644

(o)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $764,398,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,060,000
Unrealized Depreciation	(30,650,000)
Net Unrealized Depreciation	$(4,590,000)

(p)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	65,202,874	—	—	65,202,874
Consumer Staples	10,171,284	—	305,504	10,476,788
Energy	32,019,099	8,667	—	32,027,766
Financials	55,384,381	—	—	55,384,381
Health Care	56,654,126	2,571,925	59,447	59,285,498
Industrials	46,534,013	1,535,400	—	48,069,413
Information Technology	58,075,396	—	—	58,075,396
Materials	26,597,490	—	—	26,597,490
Telecommunication Services	9,724,858	—	—	9,724,858
Utilities	4,177,954	—	—	4,177,954
Total Common Stocks	364,541,475	4,115,992	364,951	369,022,418
Corporate Bonds & Notes	—	44,567,677	—	44,567,677
Convertible Bonds	—	2,232,500	—	2,232,500
Exchange-Traded Notes
Financials	101,251	—	—	101,251
Limited Partnerships
Energy
Oil, Gas & Consumable Fuels	1,772,122	—	—	1,772,122
Treasury Bills	77,130,542	—	—	77,130,542
Options Purchased Calls	665,310	—	—	665,310
Options Purchased Puts	702,310	—	—	702,310
Money Market Funds	263,613,404	—	—	263,613,404
Total Investments	708,526,414	50,916,169	364,951	759,807,534
Investments Sold Short
Common Stocks
Consumer Discretionary	(16,811,019)	—	—	(16,811,019)
Consumer Staples	(10,988,383)	—	—	(10,988,383)
Energy	(5,096,001)	—	—	(5,096,001)
Financials	(4,448,649)	—	—	(4,448,649)
Health Care	(13,043,079)	—	—	(13,043,079)
Industrials	(2,967,315)	—	—	(2,967,315)
Information Technology	(15,101,313)	—	—	(15,101,313)
Materials	(6,212,353)	—	—	(6,212,353)
Telecommunication Services	(8,595,970)	—	—	(8,595,970)
Utilities	(2,225,743)	—	—	(2,225,743)
Total Common Stocks	(85,489,825)	—	—	(85,489,825)
Corporate Bonds & Notes	—	(6,677,031)	—	(6,677,031)
Exchange-Traded Funds	(11,008,020)	—	—	(11,008,020)
Limited Partnerships
Energy	(909,567)	—	—	(909,567)
Total Investments Sold Short	(97,407,412)	(6,677,031)	—	(104,084,443)
Total Investments, Net of Investments Sold Short	611,119,002	44,239,138	364,951	655,723,091
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	19,122,387	—	19,122,387
Futures Contracts	4,182,967	—	—	4,182,967
Swap Contracts	—	1,863,577	—	1,863,577
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23,190,403)	—	(23,190,403)
Futures Contracts	(2,116,314)	—	—	(2,116,314)
Options Contracts Written	(576,195)	—	(60)	(576,255)
Swap Contracts	—	(420,097)	—	(420,097)
Total	612,609,460	41,614,602	364,891	654,588,953

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and options classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
3,460,222	—	—	3,460,222

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Core Plus Bond Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 33.1%
Aerospace & Defense 0.3%
Bombardier, Inc. (b)
03/15/25	7.500%	$205,000	$196,031
Embraer Overseas Ltd.
09/16/23	5.696%	100,000	107,000
Embraer SA
06/15/22	5.150%	1,750,000	1,835,312
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	59,000	61,360
KLX, Inc. (b)
12/01/22	5.875%	225,000	227,813
L-3 Communications Corp.
07/15/20	4.750%	954,000	1,020,265
02/15/21	4.950%	1,331,000	1,432,208
Lockheed Martin Corp.
09/15/21	3.350%	5,310,000	5,599,544
03/01/25	2.900%	2,017,000	1,987,947
Textron, Inc.
03/01/24	4.300%	690,000	729,121
03/01/25	3.875%	300,000	305,812
TransDigm, Inc.
07/15/21	7.500%	275,000	297,687
07/15/22	6.000%	175,000	177,406
07/15/24	6.500%	495,000	504,900
TransDigm, Inc. (b)
05/15/25	6.500%	287,000	293,458
Total			14,775,864
Airlines 0.6%
American Airlines Pass-Through Trust
01/15/23	4.950%	2,784,152	2,991,293
Continental Airlines Pass-Through Trust
01/02/18	6.900%	457,793	482,376
02/02/19	6.545%	1,999,166	2,169,095
04/19/22	5.983%	2,627,658	2,956,116
Delta Air Lines Pass-Through Trust
01/02/23	6.718%	3,319,044	3,825,198
Guanay Finance Ltd. (b)
12/15/20	6.000%	670,000	708,525
JetBlue Airways Pass-Through Trust (c)
11/15/16	0.724%	5,910,000	5,791,800
Southwest Airlines Co.
03/01/17	5.125%	3,000,000	3,196,791
U.S. Airways Pass-Through Trust
10/01/24	5.900%	3,448,440	3,896,737
06/03/25	4.625%	4,007,649	4,248,108
United Airlines, Inc. Pass-Through Trust
01/15/17	9.750%	1,424,633	1,556,411
Total			31,822,450
Apartment REIT 0.3%
AvalonBay Communities, Inc.
03/15/20	6.100%	1,865,000	2,166,826

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Apartment REIT (continued)
09/15/22	2.950%	$4,650,000	$4,628,205
Mid-America Apartments LP
10/01/15	5.500%	4,650,000	4,718,778
06/15/24	3.750%	2,100,000	2,127,294
Post Apartment Homes LP
12/01/22	3.375%	1,000,000	988,457
UDR, Inc.
01/10/22	4.625%	1,000,000	1,080,966
07/01/24	3.750%	1,600,000	1,626,936
Total			17,337,462
Automotive 1.2%
Affinia Group, Inc.
05/01/21	7.750%	400,000	417,000
American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	65,920
11/15/19	7.750%	175,000	199,062
03/15/21	6.250%	131,000	138,532
10/15/22	6.625%	325,000	348,969
American Honda Finance Corp. (b)
10/01/18	7.625%	2,250,000	2,680,108
Daimler Finance North America LLC (b)
01/11/18	1.875%	2,000,000	2,014,376
03/02/20	2.250%	1,500,000	1,491,324
Ford Motor Co.
08/01/18	6.500%	1,975,000	2,247,688
02/01/29	6.375%	1,840,000	2,254,466
01/15/43	4.750%	2,500,000	2,543,850
Ford Motor Credit Co. LLC
05/09/16	1.700%	2,500,000	2,514,340
06/12/17	3.000%	1,600,000	1,640,965
11/04/19	2.597%	1,800,000	1,809,556
09/20/22	4.250%	1,100,000	1,170,777
Ford Motor Credit Co. LLC (c)
11/08/16	0.726%	3,690,000	3,680,701
03/27/17	0.899%	6,825,000	6,824,945
Gates Global LLC/Co. (b)
07/15/22	6.000%	537,000	495,382
General Motors Co.
10/02/23	4.875%	178,000	189,689
04/01/25	4.000%	1,260,000	1,255,711
04/01/45	5.200%	1,270,000	1,295,864
General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,106,810
07/10/19	3.500%	125,000	127,640
09/25/21	4.375%	299,000	311,832
04/10/22	3.450%	100,000	98,478
01/15/25	4.000%	187,000	185,787
Harley-Davidson Financial Services, Inc. (b)
03/15/17	2.700%	1,380,000	1,414,721
Hyundai Capital America (b)
08/09/18	2.875%	1,250,000	1,291,490
03/19/20	2.600%	680,000	686,291
Hyundai Capital Services, Inc. (b)
07/27/16	4.375%	2,000,000	2,072,272

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
International Automotive Components Group SA (b)
06/01/18	9.125%	$325,000	$334,750
JB Poindexter & Co., Inc. (b)
04/01/22	9.000%	250,000	270,000
Lear Corp.
01/15/23	4.750%	500,000	506,250
01/15/25	5.250%	175,000	176,750
MPG Holdco I, Inc. (b)
10/15/22	7.375%	400,000	428,000
Magna International, Inc.
06/15/24	3.625%	1,100,000	1,101,932
Metalsa SA de CV (b)
04/24/23	4.900%	200,000	193,000
Nissan Motor Acceptance Corp. (b)
09/12/17	1.950%	2,500,000	2,529,645
RCI Banque SA (b)
04/12/16	4.600%	1,120,000	1,153,410
04/03/18	3.500%	4,000,000	4,172,608
Schaeffler Finance BV (b)
05/15/21	4.250%	359,000	359,897
05/15/23	4.750%	200,000	202,250
Schaeffler Holding Finance BV (b)
PIK
08/15/18	6.875%	400,000	415,560
11/15/19	6.250%	135,000	143,608
11/15/22	6.750%	200,000	218,000
Stackpole International Intermediate Co. (b)
10/15/21	7.750%	350,000	348,687
Tenedora Nemak SA de CV (b)
02/28/23	5.500%	200,000	210,940
Tenneco, Inc.
12/15/24	5.375%	213,000	221,520
UCI International, Inc.
02/15/19	8.625%	475,000	427,500
ZF North America Capital, Inc. (b)
04/29/25	4.750%	443,000	443,000
Total			60,431,853
Banking 7.2%
ADIB Capital Invest 1 Ltd. (c)
12/31/49	6.375%	200,000	210,500
Ally Financial, Inc.
01/30/17	2.750%	425,000	425,723
09/10/18	4.750%	575,000	595,125
03/15/20	8.000%	778,000	919,985
03/30/20	4.125%	50,000	50,000
02/13/22	4.125%	250,000	243,750
05/19/22	4.625%	268,000	268,000
09/30/24	5.125%	275,000	281,188
03/30/25	4.625%	240,000	235,200
American Express Credit Corp.
09/22/17	1.550%	1,950,000	1,959,327

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Associated Banc-Corp.
01/15/25	4.250%	$840,000	$843,079
BB&T Corp.
02/01/19	2.250%	1,600,000	1,621,555
10/30/26	3.800%	2,500,000	2,580,635
Banco Bilbao Vizcaya Argentaria Colombia SA (b)
04/21/25	4.875%	200,000	201,500
Banco Bilbao Vizcaya Argentaria Paraguay SA
02/11/16	9.750%	300,000	312,384
Banco Santander SA (b)
11/09/22	4.125%	150,000	152,438
Banco de Credito del Peru (c)
04/24/27	6.125%	80,000	86,800
Bank of America Corp.
05/02/17	5.700%	3,740,000	4,011,071
01/11/18	2.000%	4,000,000	4,028,184
01/24/22	5.700%	4,800,000	5,564,218
01/11/23	3.300%	6,097,000	6,108,377
01/22/24	4.125%	3,000,000	3,145,047
01/22/25	4.000%	1,845,000	1,838,828
04/21/25	3.950%	2,500,000	2,477,352
Bank of America NA
06/15/17	6.100%	4,000,000	4,347,900
Bank of America NA (c)
06/15/16	0.551%	3,924,000	3,912,613
Bank of Montreal
04/09/18	1.450%	750,000	750,769
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	800,000	905,642
09/11/24	3.250%	2,960,000	3,007,848
Bank of New York Mellon Corp. (The) (c)
12/29/49	4.500%	3,466,000	3,292,700
Barclays Bank PLC (c)
04/10/23	7.750%	736,000	815,120
12/15/49	6.278%	1,200,000	1,296,000
12/31/49	6.625%	6,752,000	6,691,435
12/31/49	8.250%	2,145,000	2,293,157
Barclays PLC
09/11/24	4.375%	915,000	912,858
Burgan Finance No. 1 (Jersey) Ltd.
09/29/20	7.875%	100,000	116,380
Capital One Bank NA
07/23/21	2.950%	1,050,000	1,053,054
Capital One Bank USA NA
02/15/23	3.375%	1,140,000	1,134,852
Capital One Financial Corp.
11/21/18	2.150%	1,150,000	1,156,540
Citigroup, Inc.
11/15/16	1.300%	750,000	751,525
01/10/17	4.450%	1,000,000	1,048,681
08/15/17	6.000%	4,000,000	4,377,212
05/15/18	6.125%	1,250,000	1,399,765
09/26/18	2.500%	5,250,000	5,343,959

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
08/09/20	5.375%	$10,000,000	$11,319,420
08/25/36	6.125%	2,085,000	2,454,274
Citigroup, Inc. (c)
07/25/16	1.237%	3,000,000	3,012,528
08/14/17	0.765%	6,620,000	6,605,059
05/15/18	1.974%	2,275,000	2,338,868
Citizens Financial Group, Inc. (b)
09/28/22	4.150%	2,000,000	2,071,218
Comerica, Inc.
05/23/19	2.125%	645,000	643,918
07/22/26	3.800%	900,000	893,290
Compass Bank
09/29/19	2.750%	1,400,000	1,410,653
04/10/25	3.875%	395,000	384,969
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)(c)
12/31/49	11.000%	2,025,000	2,592,000
Credit Agricole SA (b)(c)
12/31/49	8.375%	1,122,000	1,323,960
Credit Suisse (c)
08/24/15	0.602%	8,000,000	7,999,600
Discover Bank
02/21/18	2.000%	680,000	680,940
Discover Financial Services
04/27/22	5.200%	2,697,000	2,954,464
11/21/22	3.850%	4,258,000	4,347,695
Fifth Third Bancorp
03/01/19	2.300%	310,000	312,836
Fifth Third Bancorp (c)
12/31/49	5.100%	9,686,000	9,201,700
Global Bank Corp. (b)
10/30/19	5.125%	200,000	206,500
Goldman Sachs Group, Inc. (The)
01/15/16	5.350%	4,000,000	4,109,688
01/18/18	5.950%	4,000,000	4,421,260
04/01/18	6.150%	4,810,000	5,368,374
07/19/18	2.900%	2,200,000	2,263,809
01/24/22	5.750%	3,800,000	4,382,422
01/23/25	3.500%	3,000,000	2,964,756
Goldman Sachs Group, Inc. (The) (c)
04/23/20	1.437%	2,500,000	2,525,197
11/29/23	1.884%	1,675,000	1,703,179
HBOS PLC (b)
05/21/18	6.750%	9,432,000	10,536,214
11/01/33	6.000%	5,600,000	6,296,214
HSBC Holdings PLC (c)
12/31/49	6.375%	9,160,000	9,411,900
HSBC USA, Inc.
01/16/18	1.625%	3,000,000	3,011,733
09/27/20	5.000%	1,000,000	1,122,158
06/23/24	3.500%	3,600,000	3,712,388
Huntington National Bank (The)
04/01/19	2.200%	1,500,000	1,498,928

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
ICICI Bank Ltd. (c)
04/30/22	6.375%	$530,000		$548,041
Industrial & Commercial Bank of China Ltd. (c)
12/31/49	6.000%		200,000	209,900
JPMorgan Chase & Co.
01/15/18	6.000%		1,400,000	1,555,992
04/23/19	6.300%		5,000,000	5,766,140
10/15/20	4.250%		2,000,000	2,167,466
01/24/22	4.500%		1,000,000	1,093,285
05/01/23	3.375%		1,000,000	992,652
JPMorgan Chase & Co. (c)
12/31/49	6.100%		5,741,000	5,920,406
JPMorgan Chase Bank NA
10/01/17	6.000%		2,605,000	2,868,449
JPMorgan Chase Bank NA (c)
06/13/16	0.600%		6,320,000	6,309,654
JPMorgan Chase Capital XXI (c)
02/02/37	1.229%		23,436,000	19,510,470
JPMorgan Chase Capital XXIII (c)
05/15/47	1.274%		8,000,000	6,340,800
KBC Groep NV (c)
12/31/49	5.625%	EUR	3,118,000	3,426,657
KeyCorp Capital I (c)
07/01/28	1.014%		4,840,000	4,089,800
Lloyds Bank PLC
05/14/18	1.750%		10,125,000	10,153,380
Lloyds Banking Group PLC
11/04/24	4.500%		1,725,000	1,767,326
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		1,842,000	2,099,880
M&T Bank Corp.
07/25/19	2.250%		3,000,000	3,021,009
12/31/49	6.875%		3,579,000	3,655,054
M&T Bank Corp. (c)
01/30/17	0.653%		700,000	700,287
MUFG Union Bank NA
09/26/18	2.625%		1,925,000	1,974,630
05/06/19	2.250%		825,000	830,938
Macquarie Bank Ltd. (b)
04/07/21	6.625%		5,360,000	6,278,479
Mellon Capital IV (c)
06/29/49	4.000%		250,000	209,975
Morgan Stanley
03/22/17	4.750%		4,750,000	5,035,442
08/28/17	6.250%		1,600,000	1,760,947
10/23/24	3.700%		2,000,000	2,037,862
07/24/42	6.375%		4,300,000	5,478,888
Morgan Stanley (c)
01/05/18	1.011%		2,000,000	2,008,178
National Australia Bank Ltd.
08/07/15	1.600%		1,250,000	1,252,950
Natixis SA (b)(c)
12/31/49	10.000%		1,805,000	2,143,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
PNC Financial Services Group, Inc. (The) (c)
12/31/49	4.850%	$731,000	$710,898
PNC Funding Corp.
09/19/16	2.700%	2,800,000	2,855,849
Rabobank Capital Funding Trust III (b)(c)
12/31/49	5.254%	3,335,000	3,456,727
Royal Bank of Scotland Group PLC
09/18/15	2.550%	7,000,000	7,032,550
05/28/24	5.125%	131,000	134,735
Santander Holdings USA, Inc.
08/27/18	3.450%	5,109,000	5,308,782
State Street Capital Trust IV (c)
06/01/67	1.271%	2,526,000	2,156,572
State Street Corp.
03/15/18	4.956%	4,235,000	4,567,723
SunTrust Banks, Inc.
05/01/19	2.500%	1,770,000	1,795,306
Synovus Financial Corp.
02/15/19	7.875%	131,000	148,358
Turkiye Garanti Bankasi AS (b)
09/13/22	5.250%	200,000	204,200
Turkiye Is Bankasi AS (b)
06/25/21	5.000%	200,000	202,943
Turkiye Is Bankasi (b)
04/30/20	5.000%	250,000	250,987
U.S. Bancorp
07/15/22	2.950%	2,643,000	2,653,553
UBS AG
08/14/19	2.375%	3,500,000	3,523,086
Vesey Street Investment Trust 1 (c)
09/01/16	4.404%	480,000	498,482
Wells Fargo & Co. (c)
12/31/49	5.900%	10,566,000	10,882,980
Wells Fargo Capital X
12/15/36	5.950%	965,000	981,888
Westpac Banking Corp.
11/19/19	4.875%	1,200,000	1,348,213
Total			366,772,595
Brokerage/Asset Managers/Exchanges 0.3%
Cantor Fitzgerald LP (b)
10/15/19	7.875%	1,600,000	1,706,683
E*TRADE Financial Corp.
11/15/22	5.375%	135,000	141,075
09/15/23	4.625%	111,000	111,555
Janus Capital Group, Inc.
06/15/17	6.700%	1,000,000	1,092,426
Jefferies Group LLC
07/15/19	8.500%	2,800,000	3,359,689

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Brokerage/Asset Managers/Exchanges (continued)
01/20/23	5.125%	$1,000,000	$1,043,100
01/20/43	6.500%	600,000	590,008
NASDAQ OMX Group, Inc. (The)
01/15/20	5.550%	600,000	670,718
National Financial Partners Corp. (b)
07/15/21	9.000%	43,000	43,484
Raymond James Financial, Inc.
04/15/16	4.250%	3,345,000	3,441,005
Stifel Financial Corp.
07/18/24	4.250%	750,000	754,385
TD Ameritrade Holding Corp.
04/01/25	3.625%	2,500,000	2,592,948
Total			15,547,076
Building Materials 0.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	342,000	358,245
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	621,000	634,972
CPG Merger Sub LLC (b)
10/01/21	8.000%	300,000	315,000
Cemex Finance LLC (b)
04/01/24	6.000%	500,000	507,250
Cemex SAB de CV (c)
09/30/15	5.273%	150,000	150,464
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,820
HD Supply, Inc.
07/15/20	7.500%	686,000	741,737
HD Supply, Inc. (b)
12/15/21	5.250%	150,000	156,000
Masco Corp.
04/15/18	6.625%	600,000	660,000
03/15/22	5.950%	3,000,000	3,390,000
04/01/25	4.450%	143,000	146,754
Masonite International Corp. (b)
03/15/23	5.625%	75,000	77,625
NCI Building Systems, Inc. (b)
01/15/23	8.250%	300,000	320,250
Nortek, Inc.
04/15/21	8.500%	641,000	694,684
RSI Home Products, Inc. (b)
03/15/23	6.500%	407,000	418,192
Rearden G Holdings EINS GmbH (b)
03/30/20	7.875%	125,000	122,188
USG Corp. (b)
11/01/21	5.875%	83,000	88,914
03/01/25	5.500%	150,000	155,625
Total			8,995,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite 0.7%
Altice Financing SA (b)
02/15/23	6.625%	$120,000	$124,050
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	111,000	112,943
01/31/22	6.625%	107,000	113,821
09/30/22	5.250%	90,000	91,350
09/01/23	5.750%	1,000,000	1,032,500
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	15,000	15,075
05/01/25	5.375%	344,000	346,580
05/01/27	5.875%	148,000	149,110
COX Communications, Inc. (b)
12/15/22	3.250%	500,000	491,398
CSC Holdings LLC
02/15/18	7.875%	33,000	36,630
02/15/19	8.625%	44,000	50,160
11/15/21	6.750%	190,000	206,625
CSC Holdings LLC (b)
06/01/24	5.250%	120,000	117,450
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	300,000	306,000
12/15/21	5.125%	300,000	284,250
12/15/21	5.125%	98,000	92,610
Comcast Corp.
01/15/17	6.500%	1,700,000	1,849,891
07/15/22	3.125%	4,945,000	5,007,470
02/15/25	3.375%	900,000	913,356
DIRECTV Holdings LLC/Financing Co., Inc.
04/01/24	4.450%	450,000	472,355
03/01/41	6.375%	1,500,000	1,702,789
03/15/42	5.150%	500,000	489,544
DISH DBS Corp.
05/01/20	5.125%	300,000	306,750
06/01/21	6.750%	506,000	540,471
07/15/22	5.875%	50,000	51,000
11/15/24	5.875%	475,000	476,188
Hughes Satellite Systems Corp.
06/15/19	6.500%	99,000	108,900
06/15/21	7.625%	42,000	47,198
Intelsat Jackson Holdings SA
10/15/20	7.250%	288,000	291,960
04/01/21	7.500%	4,135,000	4,197,025
12/15/22	6.625%	650,000	604,500
08/01/23	5.500%	125,000	114,805
Intelsat Luxembourg SA
06/01/21	7.750%	150,000	135,375
06/01/23	8.125%	711,000	632,790
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,594,775
01/15/23	2.875%	720,000	715,755
Sirius XM Radio, Inc. (b)
10/01/20	5.875%	100,000	104,125
05/15/23	4.625%	475,000	458,375
07/15/24	6.000%	400,000	415,080
04/15/25	5.375%	200,000	200,500
Time Warner Cable, Inc.
02/01/20	5.000%	2,715,000	2,922,803

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
09/01/21	4.000%	$1,500,000	$1,550,137
05/01/37	6.550%	1,883,000	2,033,165
09/01/41	5.500%	1,500,000	1,450,074
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	215,000	215,269
Unitymedia GmbH (b)
01/15/25	6.125%	325,000	336,375
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/23	5.500%	250,000	258,530
01/15/25	5.000%	302,000	299,735
Videotron Ltd.
07/15/22	5.000%	107,000	110,478
Virgin Media Finance PLC (b)
04/15/23	6.375%	300,000	318,750
01/15/25	5.750%	615,000	628,837
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	153,000	160,268
01/15/26	5.250%	200,000	200,250
Total			36,486,200
Chemicals 0.3%
Albemarle Corp.
12/01/24	4.150%	535,000	547,120
12/01/44	5.450%	545,000	561,434
Angus Chemical Co. (b)
02/15/23	8.750%	115,000	116,725
Ashland, Inc.
04/15/18	3.875%	50,000	51,510
08/15/22	4.750%	300,000	306,000
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	725,000	786,625
Axiall Corp.
05/15/23	4.875%	50,000	49,250
Celanese U.S. Holdings LLC
06/15/21	5.875%	218,000	236,530
Chemours Co. LLC (The) (b)
05/15/23	6.625%	151,000	153,265
05/15/25	7.000%	108,000	109,890
Compass Minerals International, Inc. (b)
07/15/24	4.875%	200,000	201,500
Dow Chemical Co. (The)
05/15/19	8.550%	500,000	614,487
Eagle Spinco, Inc.
02/15/21	4.625%	225,000	223,875
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	368,000	368,000
Hexion Inc.
02/01/18	8.875%	575,000	527,562
Huntsman International LLC
11/15/20	4.875%	265,000	268,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Huntsman International LLC (b)
11/15/22	5.125%	$283,000	$283,708
INEOS Group Holdings SA (b)
08/15/18	6.125%	31,000	31,853
02/15/19	5.875%	115,000	117,013
Incitec Pivot Finance LLC (b)
12/10/19	6.000%	1,000,000	1,121,948
JM Huber Corp. (b)
11/01/19	9.875%	213,000	229,241
LyondellBasell Industries NV
11/15/21	6.000%	1,225,000	1,434,623
02/26/55	4.625%	1,700,000	1,551,867
NOVA Chemicals Corp. (b)
08/01/23	5.250%	72,000	74,160
05/01/25	5.000%	311,000	318,775
PQ Corp. (b)
11/01/18	8.750%	587,000	609,746
Platform Specialty Products Corp. (b)
02/01/22	6.500%	755,000	792,750
RPM International, Inc.
06/01/45	5.250%	1,000,000	981,264
Sibur Securities Ltd.
01/31/18	3.914%	200,000	185,862
Sociedad Quimica y Minera de Chile SA
04/21/20	5.500%	125,000	133,979
Valspar Corp. (The)
02/01/25	3.300%	380,000	375,749
02/01/45	4.400%	600,000	575,356
WR Grace & Co. (b)
10/01/21	5.125%	218,000	225,085
10/01/24	5.625%	117,000	123,143
Total			14,288,870
Construction Machinery 0.1%
Ashtead Capital, Inc. (b)
07/15/22	6.500%	53,000	57,041
Caterpillar Financial Services Corp.
11/25/16	1.000%	1,500,000	1,505,763
H&E Equipment Services, Inc.
09/01/22	7.000%	80,000	84,400
John Deere Capital Corp. (c)
01/16/18	0.566%	2,665,000	2,671,830
Jurassic Holdings III, Inc. (b)
02/15/21	6.875%	400,000	333,000
United Rentals North America, Inc.
04/15/22	7.625%	103,000	112,528
06/15/23	6.125%	221,000	230,945
07/15/23	4.625%	175,000	175,000
11/15/24	5.750%	89,000	90,446
07/15/25	5.500%	550,000	548,625
Total			5,809,578

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/22	3.500%	$133,000	$122,333
APX Group, Inc.
12/01/19	6.375%	312,000	311,610
12/01/20	8.750%	136,000	123,080
Alibaba Group Holding Ltd. (b)
11/28/21	3.125%	200,000	200,184
11/28/24	3.600%	1,962,000	1,936,098
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,549,904
Garda World Security Corp. (b)
11/15/21	7.250%	375,000	369,975
11/15/21	7.250%	125,000	122,500
Hearthside Group Holdings LLC/Finance Co. (b)
05/01/22	6.500%	550,000	544,500
IHS, Inc. (b)
11/01/22	5.000%	311,000	313,332
Interval Acquisition Corp. (b)
04/15/23	5.625%	104,000	106,080
Monitronics International, Inc.
04/01/20	9.125%	138,000	136,103
Multi-Color Corp. (b)
12/01/22	6.125%	350,000	363,125
Sabre GLBL, Inc. (b)
04/15/23	5.375%	100,000	101,750
ServiceMaster Co. LLC (The)
08/15/20	7.000%	280,000	297,500
Total			6,598,074
Consumer Products 0.1%
FGI Operating Co. LLC/Finance, Inc.
05/01/20	7.875%	325,000	260,000
First Quality Finance Co., Inc. (b)
05/15/21	4.625%	325,000	305,500
Hasbro, Inc.
05/15/44	5.100%	1,375,000	1,402,786
Party City Holdings, Inc.
08/01/20	8.875%	400,000	430,600
Prestige Brands, Inc. (b)
12/15/21	5.375%	500,000	508,100
Serta Simmons Holdings LLC (b)
10/01/20	8.125%	927,000	984,937
Spectrum Brands, Inc.
03/15/20	6.750%	354,000	372,585
11/15/20	6.375%	92,000	98,095
11/15/22	6.625%	388,000	416,130
Spectrum Brands, Inc. (b)
12/15/24	6.125%	175,000	185,938
07/15/25	5.750%	284,000	292,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products (continued)
Springs Industries, Inc.
06/01/21	6.250%	$507,000	$499,395
Tempur Sealy International, Inc.
12/15/20	6.875%	178,000	190,015
Total			5,946,601
Diversified Manufacturing 0.2%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	634,573
Alfa SAB de CV
03/25/44	6.875%	300,000	321,000
Amsted Industries, Inc. (b)
03/15/22	5.000%	95,000	96,425
EnerSys (b)
04/30/23	5.000%	100,000	101,375
Entegris, Inc. (b)
04/01/22	6.000%	599,000	625,955
Gardner Denver, Inc. (b)
08/15/21	6.875%	450,000	417,375
General Electric Co.
10/09/42	4.125%	3,304,000	3,308,483
03/11/44	4.500%	1,590,000	1,692,196
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	325,000	300,625
Hutchison Whampoa International 12 Ltd. (c)
12/31/49	6.000%	100,000	106,354
Rexel SA (b)
12/15/19	6.125%	200,000	211,600
06/15/20	5.250%	250,000	261,250
United Technologies Corp.
05/15/45	4.150%	775,000	764,851
Valmont Industries, Inc.
04/20/20	6.625%	356,000	414,213
10/01/54	5.250%	2,050,000	1,903,552
WESCO Distribution, Inc.
12/15/21	5.375%	450,000	459,000
Total			11,618,827
Electric 1.8%
AES Corp. (The)
07/01/21	7.375%	221,000	247,382
Alabama Power Co.
04/01/25	2.800%	1,275,000	1,255,368
01/15/42	4.100%	389,000	392,199
03/01/45	3.750%	2,040,000	1,932,496
American Electric Power Co., Inc.
12/15/22	2.950%	750,000	745,393
American Transmission Systems, Inc. (b)
01/15/22	5.250%	2,200,000	2,479,154

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Berkshire Hathaway Energy Co.
02/01/25	3.500%	$1,075,000	$1,092,955
CMS Energy Corp.
02/15/18	5.050%	4,351,000	4,727,040
Calpine Corp.
01/15/25	5.750%	500,000	503,125
Calpine Corp. (b)
01/15/22	6.000%	214,000	228,445
01/15/24	5.875%	75,000	80,250
Consolidated Edison Co. of New York, Inc.
04/01/18	5.850%	3,000,000	3,373,038
DTE Electric Co.
06/15/22	2.650%	1,156,000	1,155,509
Duke Energy Ohio, Inc.
09/01/23	3.800%	9,000	9,613
Duke Energy Progress, Inc.
03/30/44	4.375%	1,835,000	1,939,206
Duquesne Light Holdings, Inc. (b)
09/15/20	6.400%	5,000,000	5,875,565
Empresa Electrica Angamos SA (b)
05/25/29	4.875%	200,000	201,750
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	2,017,812
Exelon Generation Co. LLC
10/01/41	5.750%	2,000,000	2,183,368
FirstEnergy Corp.
03/15/18	2.750%	530,000	540,505
FirstEnergy Transmission LLC (b)
07/15/44	5.450%	1,000,000	1,081,436
Georgia Power Co.
09/01/40	4.750%	896,000	963,964
Gulf Power Co.
10/01/44	4.550%	1,350,000	1,426,384
Inkia Energy Ltd.
04/04/21	8.375%	200,000	213,750
Ipalco Enterprises, Inc.
05/01/18	5.000%	3,130,000	3,317,800
Ipalco Enterprises, Inc. (b)
04/01/16	7.250%	1,387,000	1,463,285
Jersey Central Power & Light Co. (b)
04/01/24	4.700%	500,000	540,793
MidAmerican Energy Co.
10/15/24	3.500%	1,540,000	1,614,596
NRG Energy, Inc.
07/15/22	6.250%	283,000	296,442
03/15/23	6.625%	375,000	391,875
05/01/24	6.250%	275,000	281,188
NRG Yield Operating LLC (b)
08/15/24	5.375%	523,000	538,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	$2,500,000	$3,204,942
Nevada Power Co.
05/15/18	6.500%	2,486,000	2,840,096
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	3,088,029
Niagara Mohawk Power Corp. (b)
10/01/24	3.508%	1,775,000	1,828,823
Oncor Electric Delivery Co. LLC
09/30/40	5.250%	4,000,000	4,646,320
Oncor Electric Delivery Co. LLC (b)
04/01/25	2.950%	4,355,000	4,286,535
04/01/45	3.750%	2,900,000	2,723,016
PPL Capital Funding, Inc.
06/01/18	1.900%	1,675,000	1,678,695
06/15/22	4.200%	1,508,000	1,609,597
06/01/23	3.400%	4,307,000	4,359,356
03/15/24	3.950%	1,200,000	1,253,792
PPL Energy Supply LLC (b)
06/01/25	6.500%	144,000	146,939
PSEG Power LLC
11/15/18	2.450%	840,000	850,712
Pacific Gas & Electric Co.
06/15/23	3.250%	3,606,000	3,682,880
03/15/45	4.300%	1,120,000	1,131,823
Southern California Edison Co.
09/01/40	4.500%	1,402,000	1,496,202
02/01/45	3.600%	3,035,000	2,831,895
TerraForm Power Operating LLC (b)
02/01/23	5.875%	330,000	340,725
Toledo Edison Co. (The)
05/15/37	6.150%	1,465,000	1,779,232
Tucson Electric Power Co.
03/15/23	3.850%	3,100,000	3,209,445
UIL Holdings Corp.
10/01/20	4.625%	300,000	321,871
Virginia Electric & Power Co.
06/30/19	5.000%	1,280,000	1,436,595
Total			91,857,896
Finance Companies 1.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	1,153,000	1,199,120
Aircastle Ltd.
03/15/21	5.125%	63,000	65,756
02/15/22	5.500%	69,000	72,968
CIT Group, Inc.
05/15/17	5.000%	2,000,000	2,073,600
08/15/17	4.250%	3,000,000	3,067,500
03/15/18	5.250%	725,000	757,625
05/15/20	5.375%	282,000	299,272
08/01/23	5.000%	325,000	332,702

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
CIT Group, Inc. (b)
02/15/19	5.500%	$162,000	$170,910
GE Capital Trust I (c)
11/15/67	6.375%	1,649,000	1,792,257
General Electric Capital Corp.
01/08/20	5.500%	5,000,000	5,760,715
01/09/20	2.200%	1,735,000	1,755,699
10/17/21	4.650%	1,700,000	1,905,948
09/07/22	3.150%	1,175,000	1,207,529
01/09/23	3.100%	4,000,000	4,103,176
01/14/38	5.875%	4,175,000	5,241,466
General Electric Capital Corp. (c)
08/15/36	0.754%	5,380,000	4,880,402
12/31/49	5.250%	12,300,000	12,976,500
11/15/67	6.375%	5,625,000	6,131,250
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	2,365,000	2,391,606
HSBC Finance Corp.
01/15/21	6.676%	7,011,000	8,250,818
International Lease Finance Corp.
12/15/20	8.250%	321,000	390,015
04/15/21	4.625%	275,000	286,687
08/15/22	5.875%	625,000	690,625
Navient Corp.
01/15/19	5.500%	284,000	294,650
10/26/20	5.000%	6,000	5,985
01/25/22	7.250%	74,000	79,882
03/25/24	6.125%	86,000	83,635
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	69,000	74,003
12/15/21	7.250%	142,000	151,940
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	287,000	272,650
Quicken Loans, Inc. (b)
05/01/25	5.750%	632,000	632,790
Springleaf Finance Corp.
12/15/17	6.900%	74,000	78,903
06/01/20	6.000%	188,000	193,170
10/01/21	7.750%	84,000	93,660
10/01/23	8.250%	62,000	69,366
iStar Financial, Inc.
07/01/19	5.000%	109,000	107,774
Total			67,942,554
Food and Beverage 0.6%
Acosta, Inc. (b)
10/01/22	7.750%	700,000	715,750
Aramark Services, Inc.
03/15/20	5.750%	831,000	867,356
B&G Foods, Inc.
06/01/21	4.625%	311,000	310,611
BRF SA
05/22/23	3.950%	200,000	192,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Coca-Cola Femsa SAB de CV
11/26/18	2.375%	$1,000,000	$1,018,000
02/15/20	4.625%	1,500,000	1,645,980
ConAgra Foods, Inc.
08/15/39	6.625%	4,870,000	5,445,624
Constellation Brands, Inc.
11/15/19	3.875%	100,000	102,375
11/15/24	4.750%	232,000	240,410
Dean Foods Co. (b)
03/15/23	6.500%	300,000	312,000
Diamond Foods, Inc. (b)
03/15/19	7.000%	114,000	117,990
Grupo Bimbo SAB de CV (b)
01/25/22	4.500%	1,800,000	1,921,338
06/27/24	3.875%	450,000	458,365
HJ Heinz Co.
10/15/20	4.250%	775,000	793,406
JBS Finance II Ltd.
01/29/18	8.250%	200,000	208,570
JBS USA LLC/Finance, Inc. (b)(d)
06/15/25	5.750%	170,000	171,700
Kerry Group Financial Services (b)
04/09/23	3.200%	3,000,000	2,976,909
Mondelez International, Inc.
02/01/24	4.000%	4,000,000	4,258,100
PepsiCo, Inc.
04/30/25	2.750%	1,300,000	1,269,924
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	610,000	616,100
Post Holdings, Inc.
02/15/22	7.375%	50,000	51,167
Post Holdings, Inc. (b)
12/15/22	6.000%	18,000	16,830
Smithfield Foods, Inc.
08/15/22	6.625%	150,000	162,113
Smithfield Foods, Inc. (b)
08/01/21	5.875%	425,000	445,188
Sysco Corp.
10/02/24	3.500%	1,185,000	1,207,028
TreeHouse Foods, Inc.
03/15/22	4.875%	175,000	175,875
Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,163,578
08/15/44	5.150%	200,000	217,537
U.S. Foods, Inc.
06/30/19	8.500%	725,000	757,625
WhiteWave Foods Co. (The)
10/01/22	5.375%	231,000	249,480
Total			29,089,329

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Foreign Agencies 0.1%
CNOOC Nexen Finance ULC
04/30/24	4.250%	$200,000	$209,655
Israel Electric Corp., Ltd.
01/15/19	7.250%	200,000	227,250
KazAgro National Management Holding JSC (b)
05/24/23	4.625%	400,000	358,500
Lamar Funding Ltd. (b)
05/07/25	3.958%	200,000	200,550
OCP SA (b)
04/25/24	5.625%	200,000	213,250
Petroleos Mexicanos
12/20/22	1.700%	820,000	814,809
01/23/46	5.625%	400,000	395,360
Sinopec Group Overseas Development 2015 Ltd. (b)
04/28/25	3.250%	200,000	197,462
Vnesheconombank Via VEB Finance PLC
07/05/22	6.025%	200,000	188,500
YPF SA (b)
04/04/24	8.750%	50,000	51,625
Total			2,856,961
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	214,000	217,745
Chester Downs & Marina LLC/Finance Corp. (b)
02/01/20	9.250%	200,000	156,000
Churchill Downs, Inc.
12/15/21	5.375%	100,000	102,500
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	225,000	232,875
11/01/23	5.375%	286,000	299,585
International Game Technology PLC (b)
02/15/25	6.500%	296,000	277,500
MGM Resorts International
03/01/18	11.375%	151,000	181,578
03/31/20	5.250%	500,000	515,000
10/01/20	6.750%	454,000	492,022
12/15/21	6.625%	168,000	180,600
03/15/23	6.000%	84,000	87,045
Mohegan Tribal Gaming Authority
09/01/21	9.750%	300,000	319,500
Penn National Gaming, Inc.
11/01/21	5.875%	450,000	457,313
Pinnacle Entertainment, Inc.
08/01/21	6.375%	494,000	527,345
04/01/22	7.750%	175,000	193,375
Rivers Pittsburgh Borrower LP/Finance Corp. (b)
06/15/19	9.500%	258,000	270,900
Scientific Games International, Inc.
12/01/22	10.000%	282,000	272,835

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Scientific Games International, Inc. (b)
01/01/22	7.000%	$252,000	$262,710
Seminole Hard Rock Entertainment Inc./International LLC (b)
05/15/21	5.875%	525,000	530,250
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	145,000	156,600
Station Casinos LLC
03/01/21	7.500%	400,000	426,000
Tunica-Biloxi Gaming Authority (b)(e)
11/15/15	9.000%	99,000	44,921
Total			6,204,199
Health Care 1.2%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	31,000	31,000
Acadia Healthcare Co., Inc. (b)
02/15/23	5.625%	50,000	51,125
Agilent Technologies, Inc.
10/01/22	3.200%	1,000,000	979,668
07/15/23	3.875%	2,450,000	2,524,318
Air Medical Merger Sub Corp. (b)
05/15/23	6.375%	388,000	373,450
Amsurg Corp.
07/15/22	5.625%	400,000	409,500
Barnabas Health, Inc.
07/01/28	4.000%	4,000,000	4,073,824
Becton Dickinson and Co.
12/15/24	3.734%	6,272,000	6,401,699
12/15/44	4.685%	320,000	326,064
Biomet, Inc.
10/01/20	6.500%	625,000	656,437
CHS/Community Health Systems, Inc.
08/15/18	5.125%	128,000	131,680
11/15/19	8.000%	203,000	215,688
08/01/21	5.125%	370,000	383,875
02/01/22	6.875%	772,000	824,118
Catholic Health Initiatives
11/01/22	2.950%	2,500,000	2,471,175
08/01/23	4.200%	3,100,000	3,326,464
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	113,000	111,588
Crimson Merger Sub, Inc. (b)
05/15/22	6.625%	800,000	703,000
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	687,000	730,796
07/15/24	5.125%	2,328,000	2,352,735
05/01/25	5.000%	150,000	149,063
Emdeon, Inc.
12/31/19	11.000%	363,000	396,577
Envision Healthcare Corp. (b)
07/01/22	5.125%	450,000	463,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
ExamWorks Group, Inc.
04/15/23	5.625%	$93,000	$95,093
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	587,000	638,362
01/31/22	5.875%	162,000	175,770
10/15/24	4.750%	49,000	49,735
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	115,000	127,650
HCA Holdings, Inc.
05/15/21	7.750%	650,000	695,513
HCA, Inc.
02/15/20	6.500%	2,198,000	2,453,517
02/15/22	7.500%	478,000	559,260
03/15/22	5.875%	1,000,000	1,117,500
05/01/23	5.875%	53,000	57,240
03/15/24	5.000%	250,000	260,625
02/01/25	5.375%	1,411,000	1,453,330
04/15/25	5.250%	484,000	513,887
Hologic, Inc.
08/01/20	6.250%	250,000	259,063
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	350,000	365,969
IMS Health, Inc. (b)
11/01/20	6.000%	126,000	131,040
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	64,000	68,800
LifePoint Health, Inc.
12/01/21	5.500%	427,000	448,884
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	801,000	849,060
McKesson Corp.
03/15/24	3.796%	415,000	428,580
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	4,630,000	4,264,179
NYU Hospitals Center
07/01/42	4.428%	4,000,000	3,951,016
North Shore-Long Island Jewish Health Care, Inc.
11/01/42	4.800%	6,365,000	6,206,263
Omnicare, Inc.
12/01/22	4.750%	50,000	54,250
12/01/24	5.000%	50,000	55,313
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	364,000	366,730
Stryker Corp.
04/01/18	1.300%	800,000	797,961
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	440,000	451,000
Sutter Health
08/15/53	2.286%	2,300,000	2,300,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Teleflex, Inc.
06/15/24	5.250%	$250,000	$255,000
Tenet Healthcare Corp.
06/01/20	4.750%	4,000	4,040
10/01/20	6.000%	77,000	82,390
04/01/21	4.500%	931,000	921,690
10/01/21	4.375%	25,000	24,500
04/01/22	8.125%	992,000	1,081,280
Thermo Fisher Scientific, Inc.
02/15/22	3.300%	470,000	475,584
Truven Health Analytics, Inc.
06/01/20	10.625%	300,000	315,750
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	402,187
Universal Health Services, Inc. (b)
08/01/22	4.750%	169,000	176,394
VWR Funding, Inc.
09/15/17	7.250%	575,000	597,281
Zimmer Holdings, Inc.
04/01/25	3.550%	985,000	972,729
Total			62,591,759
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	137,000	143,850
UnitedHealth Group, Inc.
11/15/17	6.000%	2,383,000	2,660,288
Total			2,804,138
Healthcare REIT 0.7%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,277,415
06/15/23	3.900%	9,300,000	9,442,783
HCP, Inc.
01/30/17	6.000%	3,000,000	3,226,752
02/01/21	5.375%	1,650,000	1,847,959
11/15/23	4.250%	2,240,000	2,307,025
Health Care REIT, Inc.
04/01/19	4.125%	2,000,000	2,134,314
04/15/20	6.125%	4,000,000	4,636,700
03/15/23	3.750%	2,145,000	2,172,872
Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,506,832
04/15/23	3.700%	800,000	795,020
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	3,028,497
Total			34,376,169
Home Construction —%
China Overseas Finance (Cayman) V Ltd.
11/15/22	3.950%	400,000	398,434

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction (continued)
China Overseas Finance Cayman III Ltd.
10/29/43	6.375%	$200,000	$221,399
DR Horton, Inc.
02/15/20	4.000%	87,000	87,435
Meritage Homes Corp.
03/01/18	4.500%	86,000	87,290
04/01/22	7.000%	194,000	208,550
Meritage Homes Corp. (b)(d)
06/01/25	6.000%	30,000	30,262
Standard Pacific Corp.
12/15/21	6.250%	174,000	185,310
11/15/24	5.875%	46,000	47,840
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/23	5.875%	121,000	122,664
03/01/24	5.625%	56,000	55,020
Total			1,444,204
Independent Energy 0.8%
Afren PLC (b)
12/09/20	6.625%	200,000	88,040
Anadarko Petroleum Corp.
07/15/24	3.450%	2,100,000	2,112,505
Antero Resources Corp.
12/01/20	6.000%	275,000	281,875
11/01/21	5.375%	75,000	75,938
12/01/22	5.125%	416,000	414,960
Antero Resources Corp. (b)
06/01/23	5.625%	305,000	313,235
Apache Corp.
01/15/23	2.625%	1,500,000	1,444,369
Approach Resources, Inc.
06/15/21	7.000%	350,000	323,750
BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	125,000	110,000
California Resources Corp.
09/15/21	5.500%	50,000	47,375
11/15/24	6.000%	375,000	345,000
Canadian Natural Resources Ltd.
11/15/21	3.450%	2,490,000	2,558,089
02/01/25	3.900%	1,625,000	1,642,654
03/15/38	6.250%	879,000	1,038,502
Carrizo Oil & Gas, Inc.
09/15/20	7.500%	375,000	397,031
04/15/23	6.250%	420,000	428,400
Chaparral Energy, Inc.
10/01/20	9.875%	75,000	64,688
11/15/22	7.625%	75,000	60,000
Chesapeake Energy Corp.
08/15/20	6.625%	98,000	102,410
02/15/21	6.125%	430,000	437,525
03/15/23	5.750%	630,000	622,125
Comstock Resources, Inc. (b)
03/15/20	10.000%	129,000	124,485

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Concho Resources, Inc.
04/01/23	5.500%	$444,000	$450,660
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,686,240
Continental Resources, Inc.
09/15/22	5.000%	3,060,000	3,052,350
04/15/23	4.500%	780,000	768,452
06/01/24	3.800%	775,000	723,676
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	310,000	329,375
Diamondback Energy, Inc.
10/01/21	7.625%	146,000	156,950
EOG Resources, Inc.
03/15/23	2.625%	1,195,000	1,179,470
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	525,000	571,594
09/01/22	7.750%	287,000	301,350
EP Energy LLC/Everest Acquisition Finance, Inc. (b)
06/15/23	6.375%	257,000	257,321
Energy XXI Gulf Coast, Inc.
12/15/21	7.500%	100,000	37,000
Energy XXI Gulf Coast, Inc. (b)
03/15/24	6.875%	225,000	81,563
Gulfport Energy Corp.
11/01/20	7.750%	225,000	237,937
Gulfport Energy Corp. (b)
05/01/23	6.625%	150,000	153,000
Halcon Resources Corp.
05/15/21	8.875%	110,000	77,275
Halcon Resources Corp. (b)
02/01/20	8.625%	248,000	251,720
Hess Corp.
02/15/41	5.600%	2,000,000	2,134,038
Hilcorp Energy I LP/Finance Co. (b)
12/01/24	5.000%	83,000	80,718
Laredo Petroleum, Inc.
01/15/22	5.625%	225,000	225,563
05/01/22	7.375%	419,000	445,187
03/15/23	6.250%	251,000	259,157
Legacy Reserves LP/Finance Corp.
12/01/21	6.625%	375,000	313,125
Linn Energy LLC/Finance Corp.
11/01/19	6.250%	300,000	256,500
02/01/21	7.750%	125,000	107,813
09/15/21	6.500%	75,000	60,188
Matador Resources Co. (b)
04/15/23	6.875%	37,000	38,018
Newfield Exploration Co.
07/01/24	5.625%	2,200,000	2,315,500
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	1,012,238
Northern Oil and Gas, Inc.
06/01/20	8.000%	375,000	354,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Northern Oil and Gas, Inc. (b)
06/01/20	8.000%	$100,000	$94,500
Oasis Petroleum, Inc.
11/01/21	6.500%	673,000	678,047
01/15/23	6.875%	336,000	341,040
PTT Exploration & Production PCL (c)
12/31/49	4.875%	300,000	303,750
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	388,000	404,956
RSP Permian, Inc. (b)
10/01/22	6.625%	321,000	333,840
Range Resources Corp. (b)
05/15/25	4.875%	494,000	494,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II (b)
09/30/20	5.298%	939,228	1,017,888
Rice Energy, Inc.
05/01/22	6.250%	275,000	282,045
Rice Energy, Inc. (b)
05/01/23	7.250%	50,000	52,000
SM Energy Co.
06/01/25	5.625%	219,000	220,916
SM Energy Co. (b)
11/15/22	6.125%	146,000	152,205
SandRidge Energy, Inc.
03/15/21	7.500%	50,000	28,625
10/15/22	8.125%	375,000	213,750
SandRidge Energy, Inc. (b)(d)
06/01/20	8.750%	103,000	102,163
W&T Offshore, Inc.
06/15/19	8.500%	275,000	195,938
Whiting Petroleum Corp.
03/15/21	5.750%	198,000	201,465
Whiting Petroleum Corp. (b)
04/01/23	6.250%	551,000	566,152
Woodside Finance Ltd. (b)
03/05/25	3.650%	4,459,000	4,384,976
Total			42,019,565
Integrated Energy 0.5%
BG Energy Capital PLC (c)
11/30/72	6.500%	432,000	471,518
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,945,459
11/01/21	3.561%	2,000,000	2,109,862
03/17/22	3.062%	2,805,000	2,833,485
05/10/23	2.750%	2,670,000	2,603,426
02/10/24	3.814%	1,515,000	1,577,206
Cenovus Energy, Inc.
11/15/39	6.750%	1,151,000	1,366,411
Chevron Corp.
06/24/23	3.191%	700,000	718,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Integrated Energy (continued)
Husky Energy, Inc.
04/15/22	3.950%	$3,000,000	$3,057,480
Kuwait Energy PLC
08/04/19	9.500%	200,000	197,000
Lone Pine Resources Canada Ltd. (f)(g)(h)
02/15/17	10.375%	25,000	—
Pacific Rubiales Energy Corp.
01/19/25	5.625%	200,000	160,500
Petro-Canada
05/15/38	6.800%	800,000	1,034,821
Shell International Finance BV
05/11/25	3.250%	2,830,000	2,870,458
05/11/45	4.375%	2,080,000	2,120,622
Total			25,066,503
Leisure 0.1%
Activision Blizzard, Inc. (b)
09/15/21	5.625%	295,000	315,281
09/15/23	6.125%	274,000	302,085
Carnival Corp.
10/15/20	3.950%	3,295,000	3,504,628
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	452,000	472,340
06/01/24	5.375%	44,000	45,870
Regal Entertainment Group
03/15/22	5.750%	150,000	154,500
02/01/25	5.750%	125,000	125,625
Six Flags Entertainment Corp. (b)
01/15/21	5.250%	400,000	413,000
Total			5,333,329
Life Insurance 1.7%
AXA SA
12/15/30	8.600%	1,000,000	1,387,500
Aflac, Inc.
06/15/23	3.625%	5,000,000	5,242,800
American International Group, Inc.
08/15/20	3.375%	1,000,000	1,040,449
12/15/20	6.400%	3,000,000	3,585,807
02/15/24	4.125%	5,485,000	5,800,420
Five Corners Funding Trust (b)
11/15/23	4.419%	2,045,000	2,154,587
Guardian Life Insurance Co. of America (The) (b)
06/19/64	4.875%	1,530,000	1,566,492
ING Capital Funding Trust III (c)
12/31/49	3.875%	1,080,000	1,069,200
Lincoln National Corp.
06/24/21	4.850%	2,000,000	2,222,556
06/15/40	7.000%	2,610,000	3,474,375
Massachusetts Mutual Life Insurance Co. (b)
06/01/39	8.875%	5,500,000	8,484,009
04/15/65	4.500%	1,270,000	1,182,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
MetLife Capital Trust X (b)
04/08/38	9.250%	$7,425,000	$10,896,188
MetLife, Inc.
08/15/18	6.817%	3,000,000	3,478,887
08/01/39	10.750%	4,197,000	6,946,035
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	4,000,000	4,273,004
Northwestern Mutual Life Insurance Co. (The) (b)
03/30/40	6.063%	2,800,000	3,510,472
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	3,760,000	3,809,617
Pricoa Global Funding I (b)
05/16/19	2.200%	4,850,000	4,884,973
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,532,294
05/15/23	3.125%	667,000	660,052
Prudential Financial, Inc.
09/17/15	4.750%	3,000,000	3,035,676
12/01/17	6.000%	217,000	241,170
05/15/44	4.600%	750,000	751,606
Prudential Financial, Inc. (c)
09/15/42	5.875%	2,025,000	2,180,925
TIAA Asset Management Finance Co. LLC (b)
11/01/24	4.125%	1,050,000	1,087,975
Teachers Insurance & Annuity Association of America (b)
09/15/44	4.900%	1,790,000	1,915,731
Total			86,415,620
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	197,000	214,238
ESH Hospitality, Inc. (b)
05/01/25	5.250%	150,000	151,125
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	439,000	462,596
Host Hotels & Resorts LP
06/15/25	4.000%	1,050,000	1,071,330
Hyatt Hotels Corp.
07/15/23	3.375%	1,350,000	1,347,914
Playa Resorts Holding BV (b)
08/15/20	8.000%	137,000	143,165
RHP Hotel Properties LP/Finance Corp. (b)
04/15/23	5.000%	143,000	143,000
Total			3,533,368
Media and Entertainment 1.1%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	2,027,839
03/15/33	6.550%	1,000,000	1,261,227
01/09/38	6.750%	220,000	279,161

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
AMC Networks, Inc.
12/15/22	4.750%	$629,000	$641,580
CBS Corp.
08/15/44	4.900%	1,100,000	1,064,842
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	1,019,000	1,078,866
Crown Media Holdings, Inc.
07/15/19	10.500%	325,000	344,500
Cumulus Media Holdings, Inc.
05/01/19	7.750%	250,000	235,000
Entercom Radio LLC
12/01/19	10.500%	275,000	299,062
Expo Event Transco, Inc. (b)
06/15/21	9.000%	375,000	387,187
Gannett Co., Inc.
10/15/23	6.375%	450,000	479,250
Gannett Co., Inc. (b)
09/15/24	5.500%	75,000	76,313
Gray Television, Inc.
10/01/20	7.500%	400,000	426,000
Grupo Televisa SAB
05/13/45	5.000%	2,100,000	2,104,137
IAC/InterActiveCorp
12/15/22	4.750%	350,000	349,125
Interpublic Group of Companies, Inc. (The)
11/15/17	2.250%	1,500,000	1,517,643
03/15/22	4.000%	1,605,000	1,670,112
02/15/23	3.750%	2,000,000	2,042,030
Lamar Media Corp.
05/01/23	5.000%	350,000	355,250
01/15/24	5.375%	75,000	77,438
MDC Partners, Inc. (b)
04/01/20	6.750%	274,000	271,945
McGraw Hill Financial, Inc. (b)
06/15/25	4.000%	690,000	698,275
Media General Financing Sub, Inc. (b)
11/15/22	5.875%	75,000	76,875
Netflix, Inc. (b)
02/15/22	5.500%	144,000	150,120
02/15/25	5.875%	144,000	150,480
Nexstar Broadcasting, Inc. (b)
02/15/22	6.125%	275,000	287,375
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	194,000	199,092
Nielsen Finance LLC/Co.
10/01/20	4.500%	600,000	609,750
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	225,000	225,844
Omnicom Group, Inc.
05/01/22	3.625%	3,000,000	3,071,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	$75,000	$77,531
02/15/24	5.625%	100,000	105,000
03/15/25	5.875%	424,000	447,850
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	18,000	18,855
Pearson Funding Five PLC (b)
05/08/23	3.250%	480,000	469,407
Pearson Funding Two PLC (b)
05/17/16	4.000%	1,200,000	1,233,833
Radio One, Inc. (b)
02/15/20	9.250%	275,000	256,437
04/15/22	7.375%	250,000	250,625
Scripps Networks Interactive, Inc. (d)
06/15/22	3.500%	4,340,000	4,339,475
06/15/25	3.950%	1,665,000	1,672,857
Sinclair Television Group, Inc. (b)
08/01/24	5.625%	475,000	479,750
Sky PLC (b)
11/26/22	3.125%	1,550,000	1,522,877
09/16/24	3.750%	4,090,000	4,130,933
Southern Graphics, Inc. (b)
10/15/20	8.375%	500,000	511,875
Thomson Reuters Corp.
09/29/24	3.850%	3,029,000	3,096,171
Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,638,870
Time, Inc. (b)
04/15/22	5.750%	300,000	291,750
Townsquare Media, Inc. (b)
04/01/23	6.500%	275,000	274,312
Univision Communications, Inc. (b)
09/15/22	6.750%	130,000	140,725
05/15/23	5.125%	368,000	368,920
02/15/25	5.125%	242,000	240,669
Viacom, Inc.
04/01/17	3.500%	1,500,000	1,557,234
04/01/19	2.200%	455,000	453,542
09/01/23	4.250%	2,410,000	2,493,931
WPP Finance 2010
09/07/42	5.125%	2,500,000	2,658,577
Walt Disney Co. (The)
05/30/19	1.850%	1,500,000	1,511,589
iHeartCommunications, Inc.
03/01/21	9.000%	490,000	463,050
iHeartCommunications, Inc. (b)
03/15/23	10.625%	183,000	182,771
Total			54,347,275
Metals 0.8%
ABJA Investment Co. Pte Ltd.
07/31/24	5.950%	200,000	202,659

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
Alcoa, Inc.
04/15/21	5.400%	$2,250,000	$2,446,875
Allegheny Technologies, Inc.
06/01/19	9.375%	1,470,000	1,745,625
Anglo American Capital PLC (b)
04/03/17	2.625%	2,000,000	2,022,872
AngloGold Ashanti Holdings PLC
07/30/20	8.500%	2,230,000	2,436,676
04/15/40	6.500%	1,010,000	950,623
ArcelorMittal
08/05/20	6.000%	5,000,000	5,262,500
03/01/21	6.250%	90,000	94,950
02/25/22	7.000%	137,000	149,330
10/15/39	7.750%	401,000	412,400
03/01/41	7.500%	1,155,000	1,163,663
ArcelorMittal (d)
06/01/25	6.125%	225,000	228,656
Barrick Gold Corp.
05/01/23	4.100%	2,630,000	2,606,827
Carpenter Technology Corp.
03/01/23	4.450%	2,000,000	2,032,894
China Hongqiao Group Ltd.
06/26/17	7.625%	300,000	307,986
Evraz Group SA
04/22/20	6.500%	200,000	183,500
FMG Resources August 2006 Proprietary Ltd. (b)
03/01/22	9.750%	95,000	99,750
GTL Trade Finance, Inc.
10/20/17	7.250%	200,000	217,500
Gerdau Trade, Inc. (b)
01/30/21	5.750%	1,500,000	1,545,000
Hyundai Steel Co. (b)
04/21/16	4.625%	1,000,000	1,022,846
Newcrest Finance Pty Ltd. (b)
10/01/22	4.200%	1,000,000	962,540
Newmont Mining Corp.
10/01/19	5.125%	300,000	328,626
Peabody Energy Corp.
11/15/18	6.000%	75,000	53,250
Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,493,388
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,802,913
Samarco Mineracao SA (b)
11/01/22	4.125%	200,000	188,000
Southern Copper Corp.
04/23/25	3.875%	700,000	684,964
Steel Dynamics, Inc.
10/01/21	5.125%	75,000	75,938

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
10/01/24	5.500%	$225,000	$232,031
Teck Resources Ltd.
01/15/21	4.500%	1,935,000	1,980,459
01/15/22	4.750%	1,041,000	1,021,170
Vale Overseas Ltd.
01/11/22	4.375%	2,923,000	2,872,520
Wise Metals Intermediate Holdings LLC/Finance Corp. (b)
06/15/19	9.750%	175,000	189,438
Worthington Industries, Inc.
04/15/20	6.500%	1,240,000	1,418,839
04/15/26	4.550%	1,840,000	1,946,416
Total			40,383,624
Midstream 2.0%
Altice US Finance I Corp. (b)(d)
07/15/23	5.375%	400,000	400,000
Altice US Finance II Corp. (b)(d)
07/15/25	7.750%	200,000	200,000
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	336,000	348,096
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,840,572
Columbia Pipeline Group, Inc. (b)
06/01/25	4.500%	7,885,000	8,002,187
06/01/45	5.800%	1,750,000	1,811,406
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	144,000	150,840
03/01/22	6.125%	54,000	56,363
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	404,000	425,485
Energy Transfer Equity LP
01/15/24	5.875%	1,025,000	1,089,062
06/01/27	5.500%	3,279,000	3,299,494
Energy Transfer Partners LP
02/01/23	3.600%	1,000,000	973,355
02/01/24	4.900%	4,950,000	5,203,470
10/01/43	5.950%	3,500,000	3,663,051
Enterprise Products Operating LLC
02/15/25	3.750%	1,055,000	1,073,353
Ferrellgas LP/Finance Corp.
01/15/22	6.750%	150,000	153,375
Ferrellgas Partners LP/Finance Corp.
05/01/21	6.500%	275,000	278,437
Florida Gas Transmission Co. LLC (b)
07/15/22	3.875%	2,250,000	2,329,198
Hiland Partners LP/Finance Corp. (b)
05/15/22	5.500%	350,000	363,125
Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	325,000
Kinder Morgan Energy Partners LP
03/01/21	3.500%	1,675,000	1,677,157
10/01/21	5.000%	5,353,000	5,756,022

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
09/01/22	3.950%	$7,750,000	$7,824,648
Kinder Morgan Finance Co. LLC (b)
01/15/18	6.000%	300,000	326,431
Kinder Morgan, Inc.
06/01/18	7.250%	1,010,000	1,147,977
Kinder Morgan, Inc. (b)
11/15/23	5.625%	1,926,000	2,114,540
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	163,000	181,134
02/15/23	5.500%	164,000	170,560
07/15/23	4.500%	623,000	615,212
12/01/24	4.875%	482,000	486,820
MarkWest Energy Partners LP/Finance Corp. (d)
06/01/25	4.875%	200,000	198,750
NiSource Finance Corp.
02/15/23	3.850%	1,175,000	1,233,509
12/15/40	6.250%	1,866,000	2,313,879
Regency Energy Partners LP/Finance Corp.
10/01/22	5.000%	125,000	130,700
11/01/23	4.500%	350,000	351,925
Regency Energy Partners LP/Regency Energy Finance Corp.
07/15/21	6.500%	59,000	63,077
Rockies Express Pipeline LLC (b)
01/15/19	6.000%	1,000,000	1,052,500
04/15/20	5.625%	2,800,000	2,919,000
Rose Rock Midstream LP/Finance Corp.
07/15/22	5.625%	300,000	299,250
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	249,000	245,265
Ruby Pipeline LLC (b)
04/01/22	6.000%	4,000,000	4,411,792
Sabine Pass Liquefaction LLC
02/01/21	5.625%	825,000	851,812
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	540,000	540,000
Southeast Supply Header LLC (b)
06/15/24	4.250%	450,000	456,568
Southern Natural Gas Co. LLC
02/15/31	7.350%	2,910,000	3,351,924
03/01/32	8.000%	1,140,000	1,389,738
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	1,887,999
Suburban Propane Partners LP/Energy Finance Corp.
08/01/21	7.375%	386,000	417,119
03/01/25	5.750%	225,000	232,875
Summit Midstream Holdings LLC/Finance Corp.
08/15/22	5.500%	375,000	360,000
Targa Pipeline Partners LP/Atlas Pipeline Finance Corp.
08/01/23	5.875%	100,000	101,000
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	181,000	182,357
11/15/23	4.250%	119,000	114,538
Targa Resources Partners LP/Finance Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
01/15/18	5.000%	$320,000	$330,400
11/15/19	4.125%	71,000	71,000
Tennessee Gas Pipeline Co. LLC
06/15/32	8.375%	3,465,000	4,314,486
04/01/37	7.625%	550,000	667,169
Tesoro Logistics LP/Finance Corp.
10/01/20	5.875%	198,000	207,306
10/15/21	6.125%	300,000	315,000
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	27,000	28,553
10/15/22	6.250%	281,000	297,157
Texas Eastern Transmission LP (b)
10/15/22	2.800%	3,350,000	3,201,907
Williams Companies, Inc. (The)
01/15/23	3.700%	2,513,000	2,452,261
06/24/24	4.550%	879,000	899,406
Williams Partners LP/ACMP Finance Corp.
07/15/22	6.125%	325,000	349,781
05/15/23	4.875%	6,729,000	6,871,991
03/15/24	4.875%	75,000	76,125
Williams Partners LP
11/15/20	4.125%	1,000,000	1,056,567
03/15/22	3.600%	1,102,000	1,095,628
01/15/25	3.900%	800,000	788,189
09/15/25	4.000%	1,320,000	1,301,111
09/15/45	5.100%	2,010,000	1,901,362
Total			101,617,346
Natural Gas 0.3%
Atmos Energy Corp.
10/15/44	4.125%	2,045,000	2,039,241
National Fuel Gas Co.
03/01/23	3.750%	1,730,000	1,745,023
Sempra Energy
02/15/19	9.800%	1,000,000	1,276,411
10/01/22	2.875%	6,570,000	6,528,261
06/15/24	3.550%	1,500,000	1,536,885
Total			13,125,821
Office REIT 0.4%
Boston Properties LP
11/15/20	5.625%	4,590,000	5,314,761
05/15/21	4.125%	2,450,000	2,659,041
02/01/23	3.850%	2,500,000	2,621,310
02/01/24	3.800%	1,355,000	1,408,772
Highwoods Realty LP
03/15/17	5.850%	3,069,000	3,301,388
SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,448,010
Total			22,753,282
Oil Field Services 0.5%
CGG SA
06/01/21	6.500%	175,000	148,750
01/15/22	6.875%	50,000	42,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Oil Field Services (continued)
FTS International, Inc.
05/01/22	6.250%	$250,000	$199,375
Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,277,271
Noble Holding International Ltd.
03/15/17	2.500%	4,658,000	4,664,130
03/16/18	4.000%	3,991,000	4,099,779
08/01/20	4.900%	700,000	714,692
03/01/21	4.625%	3,978,000	3,954,128
03/15/22	3.950%	837,000	771,834
04/01/25	5.950%	2,425,000	2,440,316
04/01/45	6.950%	1,875,000	1,824,928
QGOG Atlantic/Alaskan Rigs Ltd.
07/30/18	5.250%	74,326	69,866
Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,070,650
Transocean, Inc.
12/15/21	6.375%	65,000	61,181
10/15/22	4.300%	200,000	159,750
Weatherford International LLC
06/15/17	6.350%	193,000	207,349
Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,063,995
03/01/39	9.875%	940,000	1,123,995
Western Refining Logistics LP/Finance Corp. (b)
02/15/23	7.500%	175,000	182,437
Total			26,077,176
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	144,000	154,800
PT Perusahaan Gas Negara Persero Tbk (b)
05/16/24	5.125%	1,050,000	1,084,125
Total			1,238,925
Other Industry 0.6%
Anixter, Inc.
05/01/19	5.625%	375,000	404,063
Belden, Inc. (b)
09/01/22	5.500%	275,000	281,875
07/15/24	5.250%	250,000	249,375
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	4,660,000	4,396,006
CB Richard Ellis Services, Inc.
03/15/25	5.250%	185,000	197,950
CBRE Services, Inc.
03/15/23	5.000%	175,000	180,250
Cleaver-Brooks, Inc. (b)
12/15/19	8.750%	275,000	277,063

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry (continued)
DH Services Luxembourg SARL (b)
12/15/20	7.750%	$425,000	$446,250
General Cable Corp.
10/01/22	5.750%	75,000	68,625
Hillman Group, Inc. (The) (b)
07/15/22	6.375%	350,000	343,875
Hutchison Whampoa International 11 Ltd. (b)
01/13/17	3.500%	1,000,000	1,031,223
01/13/22	4.625%	1,500,000	1,646,866
Interline Brands, Inc.
11/15/18	10.000%	449,000	470,889
Massachusetts Institute of Technology
07/01/14	4.678%	2,990,000	3,171,146
Milacron LLC/Finance Corp (b)
02/15/21	7.750%	125,000	129,375
Northwestern University
12/01/38	3.688%	3,770,000	3,700,417
President and Fellows of Harvard College
10/15/40	4.875%	2,435,000	2,891,203
President and Fellows of Harvard College (b)
01/15/39	6.500%	3,180,000	4,500,228
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	75,000	76,269
02/15/19	7.500%	300,000	303,375
University of Notre Dame du Lac
02/15/45	3.438%	7,835,000	7,444,370
Total			32,210,693
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	164,850
Duke Realty LP
06/15/22	4.375%	1,855,000	1,970,003
Liberty Property LP
06/15/23	3.375%	2,500,000	2,454,760
MAF Global Securities Ltd. (c)
12/31/49	7.125%	200,000	216,032
ProLogis LP
03/15/20	6.875%	902,000	1,063,482
02/01/21	3.350%	1,000,000	1,029,508
08/15/23	4.250%	1,600,000	1,693,830
Trust F/1401
12/15/24	5.250%	200,000	211,500
WP Carey, Inc.
04/01/24	4.600%	1,725,000	1,771,527
Total			10,575,492
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	344,000	354,320
06/30/21	6.000%	100,000	100,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging (continued)
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (b)
11/15/20	7.000%	$52,941	$54,265
Ardagh Packaging Finance PLC (b)
10/15/20	9.125%	500,000	535,000
BWAY Holding Co. (b)
08/15/21	9.125%	500,000	517,500
Ball Corp.
11/15/23	4.000%	475,000	457,781
Berry Plastics Corp.
05/15/22	5.500%	785,000	803,153
Berry Plastics Corp. (d)
07/15/23	5.125%	200,000	199,000
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	134,000	134,838
06/15/17	6.000%	4,000	4,040
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	475,000	469,062
Greif, Inc.
08/01/19	7.750%	275,000	312,125
Mustang Merger Corp. (b)
08/15/21	8.500%	325,000	329,875
Owens-Brockway Glass Container, Inc. (b)
01/15/22	5.000%	50,000	51,000
01/15/25	5.375%	100,000	100,750
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	170,000	175,100
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,115,000	1,160,994
02/15/21	8.250%	888,000	935,730
Sealed Air Corp. (b)
09/15/21	8.375%	250,000	281,250
12/01/22	4.875%	325,000	327,437
04/01/23	5.250%	50,000	51,375
12/01/24	5.125%	150,000	152,625
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	765,000	765,000
Sonoco Products Co.
11/01/40	5.750%	1,000,000	1,129,189
Total			9,401,909
Paper 0.2%
Celulosa Arauco y Constitucion SA
08/01/24	4.500%	300,000	312,709
Clearwater Paper Corp.
02/01/23	4.500%	150,000	146,625
Clearwater Paper Corp. (b)
02/01/25	5.375%	325,000	329,063
Graphic Packaging International, Inc.
04/15/21	4.750%	275,000	284,625
International Paper Co.
08/15/21	7.500%	1,000,000	1,259,305

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Paper (continued)
Packaging Corp. of America
11/01/23	4.500%	$1,070,000	$1,130,471
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,591,876
Weyerhaeuser Co.
10/01/19	7.375%	1,000,000	1,194,694
03/15/32	7.375%	1,630,000	2,086,380
Total			8,335,748
Pharmaceuticals 0.7%
AbbVie, Inc.
05/14/20	2.500%	1,200,000	1,199,758
05/14/25	3.600%	400,000	402,558
Actavis Funding SCS
03/15/22	3.450%	2,356,000	2,376,504
03/15/25	3.800%	491,000	494,445
Actavis Funding SCS (c)
09/01/16	1.158%	920,000	923,578
Bayer US Finance LLC (b)
10/08/19	2.375%	1,310,000	1,327,648
10/08/24	3.375%	520,000	528,477
Concordia Healthcare Corp. (b)
04/15/23	7.000%	77,000	77,481
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	636,000	643,950
Forest Laboratories, Inc. (b)
02/15/21	4.875%	6,240,000	6,819,746
Gilead Sciences, Inc.
04/01/21	4.500%	1,500,000	1,680,789
02/01/25	3.500%	1,310,000	1,340,680
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	466,000	475,320
Hospira, Inc.
08/12/20	5.200%	1,350,000	1,525,040
Jaguar Holding Co. I PIK (b)
10/15/17	9.375%	545,000	557,262
Jaguar Holding Co. II/Merger Sub, Inc. (b)
12/01/19	9.500%	355,000	381,181
Johnson & Johnson
12/05/33	4.375%	3,945,000	4,391,207
Mallinckrodt International Finance SA/CB LLC (b)
04/15/20	4.875%	50,000	51,188
04/15/25	5.500%	147,000	147,845
Quintiles Transnational Corp. (b)
05/15/23	4.875%	242,000	245,630
Roche Holdings, Inc. (b)
09/30/19	2.250%	1,590,000	1,614,572
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	1,428,000	1,519,035
07/15/21	7.500%	590,000	645,460
12/01/21	5.625%	244,000	253,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
07/15/22	7.250%	$2,500,000	$2,675,000
03/01/23	5.500%	181,000	184,620
05/15/23	5.875%	725,000	751,281
04/15/25	6.125%	864,000	898,560
Total			34,131,965
Property & Casualty 0.9%
ACE INA Holdings, Inc.
05/15/24	3.350%	910,000	936,143
03/15/25	3.150%	900,000	899,842
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	4,031,477
CNA Financial Corp.
11/15/19	7.350%	3,435,000	4,094,238
08/15/21	5.750%	925,000	1,065,678
Chubb Corp. (The) (c)
03/29/67	6.375%	3,960,000	4,187,700
Farmers Exchange Capital II (b)(c)
11/01/53	6.151%	3,950,000	4,358,047
Farmers Exchange Capital (b)
07/15/28	7.050%	1,000,000	1,234,119
07/15/48	7.200%	1,615,000	2,063,521
HUB International Ltd. (b)
10/01/21	7.875%	972,000	1,003,590
Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	3,600,000	4,041,669
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	254,000	252,730
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	4,955,000	5,410,023
06/15/23	4.250%	275,000	288,315
03/15/35	6.500%	1,445,000	1,736,357
05/01/42	6.500%	705,000	848,999
08/01/44	4.850%	1,000,000	1,008,304
Nationwide Mutual Insurance Co. (b)
08/15/39	9.375%	1,700,000	2,625,839
Nationwide Mutual Insurance Co. (b)(c)
12/15/24	2.561%	1,725,000	1,724,967
Onex York Acquisition Corp. (b)
10/01/22	8.500%	175,000	161,000
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,863,000	2,550,438
Total			44,522,996
Railroads 0.3%
BNSF Funding Trust I (c)
12/15/55	6.613%	2,220,000	2,541,900
Burlington Northern Santa Fe LLC
09/15/21	3.450%	295,000	310,279
09/01/22	3.050%	1,650,000	1,677,350
03/15/43	4.450%	2,500,000	2,549,053

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Railroads (continued)
Canadian Pacific Railway Co.
03/15/23	4.450%	$1,870,000	$2,048,731
Canadian Pacific Railway Ltd.
01/15/22	4.500%	600,000	659,612
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	109,000	108,728
Kansas City Southern de Mexico SA de CV
05/15/23	3.000%	1,000,000	971,529
Norfolk Southern Corp.
04/01/22	3.000%	2,000,000	2,020,062
Union Pacific Corp.
02/15/19	2.250%	765,000	780,040
02/01/55	3.875%	1,760,000	1,631,620
Total			15,298,904
Refining 0.1%
CVR Refining LLC/Coffeyville Finance, Inc.
11/01/22	6.500%	225,000	230,625
Marathon Petroleum Corp.
03/01/21	5.125%	1,000,000	1,113,597
09/15/24	3.625%	500,000	505,119
Phillips 66
11/15/44	4.875%	2,290,000	2,314,354
Puma International Financing SA (b)
02/01/21	6.750%	200,000	208,000
Reliance Holdings USA, Inc.
10/19/20	4.500%	560,000	598,279
Tesoro Corp.
04/01/24	5.125%	225,000	229,500
Tupras Turkiye Petrol Rafinerileri AS
05/02/18	4.125%	200,000	201,120
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,491,710
Total			7,892,304
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	406,000	406,508
04/01/22	6.000%	850,000	881,450
McDonald’s Corp.
05/26/20	2.200%	2,290,000	2,286,858
NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	275,000	290,125
Yum! Brands, Inc.
11/01/21	3.750%	845,000	867,513
11/01/43	5.350%	1,745,000	1,766,116
Total			6,498,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retail REIT 0.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
02/06/17	2.000%	$5,320,000	$5,200,300
Equity One, Inc.
11/15/22	3.750%	1,400,000	1,405,598
Kimco Realty Corp.
03/15/16	5.783%	1,392,000	1,442,975
06/01/23	3.125%	2,060,000	2,023,217
Tanger Properties LP
12/01/23	3.875%	865,000	888,928
Total			10,961,018
Retailers 0.6%
Academy Ltd./Finance Corp. (b)
08/01/19	9.250%	50,000	52,875
Advance Auto Parts, Inc.
12/01/23	4.500%	1,000,000	1,056,673
Asbury Automotive Group, Inc.
12/15/24	6.000%	79,000	82,555
AutoZone, Inc.
01/13/17	1.300%	775,000	776,439
Bed Bath & Beyond, Inc.
08/01/44	5.165%	2,200,000	2,266,253
CVS Health Corp.
06/01/17	5.750%	283,000	308,430
08/12/19	2.250%	1,880,000	1,893,309
12/05/23	4.000%	515,000	541,005
CVS Pass-Through Trust (b)
08/11/36	4.163%	2,814,115	2,876,087
Family Tree Escrow LLC (b)
03/01/23	5.750%	383,000	404,065
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	152,000	152,760
InRetail Consumer (b)
10/10/21	5.250%	200,000	207,500
Jo-Ann Stores Holdings, Inc. PIK (b)
10/15/19	9.750%	225,000	214,875
Jo-Ann Stores LLC (b)
03/15/19	8.125%	175,000	170,187
L Brands, Inc.
06/15/19	8.500%	180,000	216,225
02/15/22	5.625%	250,000	271,875
Macy’s Retail Holdings, Inc.
01/15/22	3.875%	1,260,000	1,333,455
07/15/27	6.790%	6,445,000	7,783,459
Michaels Stores, Inc. (b)
12/15/20	5.875%	525,000	553,875
Neiman Marcus Group Ltd. LLC (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
10/15/21	8.000%	$125,000	$134,063
PIK
10/15/21	8.750%	325,000	351,000
New Academy Finance Co. LLC/Corp. (b)
06/15/18	8.000%	625,000	632,031
PVH Corp.
12/15/22	4.500%	250,000	253,750
Penske Automotive Group, Inc.
12/01/24	5.375%	175,000	181,125
PetCo Holdings, Inc. (b)
10/15/17	8.500%	550,000	566,500
PetSmart, Inc. (b)
03/15/23	7.125%	784,000	831,040
Petco Animal Supplies, Inc. (b)
12/01/18	9.250%	150,000	157,312
Rite Aid Corp.
02/15/27	7.700%	55,000	64,625
Rite Aid Corp. (b)
04/01/23	6.125%	550,000	572,000
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	575,100
Tiffany & Co.
10/01/24	3.800%	625,000	625,133
Wal-Mart Stores, Inc.
04/11/23	2.550%	1,100,000	1,096,348
04/22/24	3.300%	2,100,000	2,166,732
04/22/44	4.300%	1,285,000	1,333,014
Wolverine World Wide, Inc.
10/15/20	6.125%	275,000	293,219
Total			30,994,894
Supermarkets 0.1%
Kroger Co. (The)
12/15/18	6.800%	3,060,000	3,573,223
Technology 1.2%
Adobe Systems, Inc.
02/01/25	3.250%	1,120,000	1,125,260
Advanced Micro Devices, Inc.
08/15/22	7.500%	100,000	88,000
07/01/24	7.000%	300,000	252,000
Alliance Data Systems Corp. (b)
12/01/17	5.250%	178,000	185,120
04/01/20	6.375%	41,000	42,743
08/01/22	5.375%	386,000	388,895
Ancestry.com, Inc.
12/15/20	11.000%	123,000	140,220
Apple, Inc.
02/09/22	2.150%	2,000,000	1,953,044
05/06/44	4.450%	550,000	570,401

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Audatex North America, Inc. (b)
06/15/21	6.000%	$708,000	$738,826
11/01/23	6.125%	9,000	9,360
BMC Software Finance, Inc. (b)
07/15/21	8.125%	400,000	361,500
Blackboard, Inc. (b)
11/15/19	7.750%	250,000	240,000
Blue Coat Systems, Inc. (b)
06/01/23	8.375%	225,000	227,250
Boxer Parent Co, Inc. PIK (b)
10/15/19	9.000%	350,000	287,000
CDW LLC/Finance Corp.
08/15/22	6.000%	300,000	322,500
09/01/23	5.000%	175,000	179,504
12/01/24	5.500%	150,000	157,125
CommScope Holdings Co., Inc. PIK (b)
06/01/20	6.625%	400,000	412,000
CommScope Technologies Finance LLC (b)(d)
06/15/25	6.000%	175,000	177,188
CommScope, Inc. (b)
06/15/24	5.500%	250,000	249,062
CompuCom Systems, Inc. (b)(f)
05/01/21	7.000%	300,000	226,500
CoreLogic, Inc.
06/01/21	7.250%	325,000	345,719
Eagle Midco, Inc. (b)
06/15/18	9.000%	325,000	331,500
Epicor Software Corp.
05/01/19	8.625%	475,000	496,375
Equinix, Inc.
04/01/20	4.875%	234,000	241,605
01/01/22	5.375%	125,000	130,078
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,475,870
First Data Corp.
01/15/21	11.250%	37,000	41,533
06/15/21	10.625%	110,000	124,300
First Data Corp. (b)
08/15/20	8.875%	27,000	28,553
11/01/20	6.750%	134,000	142,878
01/15/21	8.250%	189,000	201,521
01/15/22	8.750%	1,350,000	1,444,500
Fiserv, Inc.
11/20/17	6.800%	4,000,000	4,570,812
06/01/25	3.850%	2,250,000	2,280,787
Flextronics International Ltd.
02/15/20	4.625%	175,000	183,750
Freescale Semiconductor, Inc. (b)
01/15/22	6.000%	175,000	188,562

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Goodman Networks, Inc.
07/01/18	12.125%	$63,000	$54,180
Igloo Holdings Corp. PIK (b)
12/15/17	8.250%	325,000	329,875
Infor Software Parent LLC, Inc. PIK (b)
05/01/21	7.125%	625,000	632,812
Infor US, Inc. (b)
05/15/22	6.500%	700,000	727,125
Ingram Micro, Inc.
08/10/22	5.000%	1,030,000	1,094,429
12/15/24	4.950%	695,000	722,742
Interactive Data Corp. (b)
04/15/19	5.875%	525,000	533,531
International Business Machines Corp.
01/05/16	2.000%	1,500,000	1,514,191
Iron Mountain, Inc.
08/15/24	5.750%	125,000	128,125
Keysight Technologies, Inc. (b)
10/30/24	4.550%	2,560,000	2,553,070
MSCI, Inc. (b)
11/15/24	5.250%	216,000	225,450
Magnachip Semiconductor Corp.
07/15/21	6.625%	275,000	211,750
Micron Technology, Inc. (b)
08/01/23	5.250%	225,000	225,000
01/15/24	5.250%	125,000	123,750
Molex Electronic Technologies LLC (b)
04/15/25	3.900%	960,000	950,509
NCR Corp.
02/15/21	4.625%	600,000	592,500
12/15/23	6.375%	223,000	229,690
NXP BV/Funding LLC (b)
02/15/21	5.750%	146,000	154,030
03/15/23	5.750%	200,000	213,000
Nuance Communications, Inc. (b)
08/15/20	5.375%	425,000	429,250
Open Text Corp. (b)
01/15/23	5.625%	225,000	227,391
Oracle Corp.
10/08/19	2.250%	3,000,000	3,042,423
05/15/22	2.500%	4,572,000	4,510,100
10/15/22	2.500%	884,000	870,108
05/15/25	2.950%	3,514,000	3,449,349
05/15/45	4.125%	3,385,000	3,276,524
Qualitytech LP/Finance Corp.
08/01/22	5.875%	120,000	122,400
Riverbed Technology, Inc. (b)
03/01/23	8.875%	121,000	120,849

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Sensata Technologies BV (b)
11/01/24	5.625%	$125,000	$133,281
10/01/25	5.000%	330,000	333,092
Sophia Holding Finance LP/Inc. PIK (b)
12/01/18	9.625%	200,000	203,000
SunGard Data Systems, Inc.
11/01/19	6.625%	600,000	626,250
Syniverse Holdings, Inc. (f)
01/15/19	9.125%	500,000	445,000
Telefonaktiebolaget LM Ericsson
05/15/22	4.125%	3,270,000	3,489,620
TransUnion
06/15/18	8.125%	150,000	153,750
PIK
06/15/18	9.625%	500,000	501,875
VeriSign, Inc.
05/01/23	4.625%	523,000	516,462
VeriSign, Inc. (b)
04/01/25	5.250%	174,000	177,480
Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,101,484
Zebra Technologies Corp. (b)
10/15/22	7.250%	640,000	694,400
Total			59,201,688
Tobacco 0.1%
Altria Group, Inc.
01/31/24	4.000%	4,240,000	4,396,456
Lorillard Tobacco Co.
08/04/41	7.000%	1,170,000	1,448,460
Total			5,844,916
Transportation Services 0.4%
Autopistas Metropolitanas de Puerto Rico LLC (b)
06/30/35	6.750%	1,750,000	1,478,750
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	2,500,000	2,829,188
11/15/24	3.850%	4,897,000	5,034,106
02/15/45	4.500%	1,977,000	1,905,824
FedEx Corp.
02/01/45	4.100%	1,420,000	1,325,987
Global Liman Isletmeleri (b)
11/14/21	8.125%	200,000	186,000
Hertz Corp. (The)
04/15/19	6.750%	175,000	181,125
10/15/20	5.875%	125,000	127,656
10/15/22	6.250%	225,000	231,188
Penske Truck Leasing Co. LP/Finance Corp. (b)
02/01/22	3.375%	1,200,000	1,188,008
Ryder System, Inc.
06/01/17	3.500%	1,000,000	1,042,306
11/15/18	2.450%	660,000	671,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Transportation Services (continued)
06/01/19	2.550%	$1,500,000	$1,515,129
Sydney Airport Finance Co. Pty Ltd. (b)
03/22/23	3.900%	3,700,000	3,848,444
Topaz Marine SA (b)
11/01/18	8.625%	200,000	197,000
Total			21,762,151
Wireless 0.3%
Altice SA (b)
05/15/22	7.750%	507,000	512,070
02/15/25	7.625%	586,000	578,675
America Movil SAB de CV
07/16/22	3.125%	320,000	321,392
American Tower Corp.
01/15/18	4.500%	1,000,000	1,066,652
02/15/24	5.000%	665,000	714,340
Crown Castle International Corp.
04/15/22	4.875%	390,000	404,625
Digicel Group Ltd. (b)
09/30/20	8.250%	600,000	622,200
Digicel Ltd.
04/15/21	6.000%	200,000	197,500
Numericable-SFR (b)
05/15/19	4.875%	60,000	60,360
05/15/22	6.000%	664,000	669,810
05/15/24	6.250%	200,000	202,750
Plantronics, Inc. (b)
05/31/23	5.500%	86,000	87,290
SBA Telecommunications, Inc.
07/15/20	5.750%	339,000	355,950
Sprint Capital Corp.
11/15/28	6.875%	625,000	564,062
Sprint Communications, Inc.
08/15/20	7.000%	138,000	140,760
11/15/21	11.500%	83,000	100,845
04/15/22	9.250%	3,650,000	4,069,750
11/15/22	6.000%	694,000	664,505
Sprint Communications, Inc. (b)
11/15/18	9.000%	2,479,000	2,841,554
03/01/20	7.000%	57,000	62,914
Sprint Corp.
09/15/21	7.250%	100,000	100,625
09/15/23	7.875%	400,000	406,760
06/15/24	7.125%	510,000	493,425
T-Mobile USA, Inc.
04/28/21	6.633%	339,000	361,476
01/15/22	6.125%	139,000	145,776
04/28/22	6.731%	328,000	349,320
03/01/23	6.000%	122,000	126,651
04/01/23	6.625%	721,000	758,852
04/28/23	6.836%	50,000	53,250
01/15/24	6.500%	239,000	252,145
03/01/25	6.375%	218,000	227,538

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Wind Acquisition Finance SA (b)
04/30/20	6.500%	$136,000	$144,500
07/15/20	4.750%	185,000	186,388
04/23/21	7.375%	179,000	186,608
Total			18,031,318
Wirelines 1.1%
AT&T, Inc.
08/15/15	2.500%	2,666,000	2,675,782
06/30/22	3.000%	4,785,000	4,711,292
12/15/42	4.300%	1,510,000	1,361,940
06/15/44	4.800%	2,500,000	2,381,007
05/15/46	4.750%	1,865,000	1,775,967
Bharti Airtel International Netherlands BV (b)
05/20/24	5.350%	100,000	109,400
CenturyLink, Inc.
06/15/21	6.450%	4,590,000	4,894,087
03/15/22	5.800%	124,000	127,100
12/01/23	6.750%	137,000	146,247
CenturyLink, Inc. (b)
04/01/25	5.625%	71,000	68,604
Colombia Telecomunicaciones SA ESP
09/27/22	5.375%	200,000	203,000
Colombia Telecomunicaciones SA ESP (b)(c)
12/31/49	8.500%	200,000	210,700
Frontier Communications Corp.
07/01/21	9.250%	54,000	59,130
04/15/22	8.750%	259,000	270,331
01/15/23	7.125%	88,000	84,260
04/15/24	7.625%	68,000	65,450
01/15/25	6.875%	99,000	90,338
Level 3 Communications, Inc.
12/01/22	5.750%	315,000	321,694
Level 3 Financing, Inc.
06/01/20	7.000%	224,000	239,960
07/15/20	8.625%	150,000	161,812
01/15/21	6.125%	66,000	69,960
08/15/22	5.375%	146,000	149,285
Level 3 Financing, Inc. (b)
05/01/25	5.375%	575,000	572,125
Oi SA
02/10/22	5.750%	200,000	176,000
Ooredoo International Finance Ltd. (b)
02/21/23	3.250%	200,000	197,768
Qwest Corp.
09/15/25	7.250%	3,978,000	4,627,074
Telecom Italia SpA (b)
05/30/24	5.303%	90,000	93,240
Telefonica Emisiones SAU
04/27/18	3.192%	870,000	901,009
04/27/23	4.570%	1,250,000	1,349,482
Verizon Communications, Inc.
03/15/21	3.450%	1,400,000	1,450,571
11/01/21	3.000%	6,439,000	6,475,857
11/01/22	2.450%	1,598,000	1,527,955

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
09/15/23	5.150%	$3,500,000	$3,908,835
03/15/24	4.150%	750,000	792,964
11/01/24	3.500%	985,000	987,173
03/15/34	5.050%	1,320,000	1,370,637
11/01/41	4.750%	2,000,000	1,956,778
09/15/43	6.550%	3,000,000	3,644,052
08/21/46	4.862%	1,000,000	965,002
Verizon New York, Inc.
04/01/32	7.375%	2,095,000	2,589,181
Windstream Services LLC
10/15/20	7.750%	44,000	44,715
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	407,000	409,845
05/15/25	6.375%	59,000	59,148
Total			54,276,757
Total Corporate Bonds & Notes (Cost: $1,661,157,609)			$1,691,024,759

Residential Mortgage-Backed Securities - Agency 18.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K044 Class A2
01/25/25	2.811%	2,395,000	2,430,855
Federal Home Loan Mortgage Corp.
03/01/17- 08/01/22	8.500%	14,394	16,093
06/01/19- 07/01/41	4.500%	7,265,821	7,849,887
02/01/20- 07/01/42	4.000%	28,088,624	30,292,649
04/01/21	9.000%	1,012	1,023
01/01/22- 09/01/39	5.500%	4,032,022	4,542,415
07/01/23- 05/01/41	5.000%	3,454,101	3,801,941
08/01/24- 02/01/25	8.000%	47,408	56,124
10/01/28- 07/01/32	7.000%	542,510	649,493
10/01/31- 09/01/37	6.000%	2,017,201	2,314,634
11/01/36- 10/01/37	6.500%	771,474	902,036
05/01/43- 03/01/45	3.500%	40,832,947	42,720,961
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	10,467,249	10,590,144
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	11,521,552	11,697,793
CMO Series 4037 Class CA
04/15/27	3.000%	5,483,293	5,502,000
Federal Home Loan Mortgage Corp. (c)
CMO Series 3085 Class FV
08/15/35	0.886%	3,072,753	3,122,421

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. (c)(i)
CMO IO Series 3404 Class AS
01/15/38	5.709%	$7,842,039	$1,233,686
Federal Home Loan Mortgage Corp. (d)
01/01/45	3.500%	8,225,242	8,621,880
Federal Home Loan Mortgage Corp. (i)
CMO IO Series 329 Class C5
06/15/43	3.500%	11,040,777	2,282,752
CMO IO Series 4120 Class IA
10/15/42	3.500%	4,506,855	824,667
CMO IO Series 4176 Class BI
03/15/43	3.500%	1,898,817	330,338
Federal National Mortgage Association
04/01/23	8.500%	10,061	10,679
06/01/24	9.000%	13,363	14,587
02/01/25- 08/01/27	8.000%	70,826	81,876
10/01/25- 03/01/45	3.500%	104,349,902	109,668,627
03/01/26- 07/01/38	7.000%	1,527,546	1,813,669
11/01/26- 12/01/43	3.000%	57,860,567	59,384,189
04/01/27- 06/01/32	7.500%	139,454	163,686
09/01/27- 01/01/30	2.500%	12,495,551	12,813,441
05/01/29- 10/01/40	6.000%	6,910,768	7,969,811
05/01/32- 10/01/38	6.500%	578,194	666,484
09/01/32- 09/01/44	4.000%	110,946,064	119,413,533
03/01/33- 04/01/41	5.500%	4,312,064	4,932,050
07/01/34- 10/01/41	5.000%	15,239,278	16,964,315
10/01/40- 10/01/44	4.500%	23,709,670	25,836,948
CMO Series 2009-111 Class DA
12/25/39	5.000%	1,026,335	1,109,150
CMO Series 2013-121 Class KD
08/25/41	3.500%	2,192,963	2,320,194
Federal National Mortgage Association (c)
01/01/44	3.022%	2,777,064	2,885,986
CMO Series 2003-134 Class FC
12/25/32	0.785%	4,342,889	4,401,701
CMO Series 2007-W7 Class 1A4
07/25/37	38.072%	376,358	604,102
CMO Series 2012-1 Class FA
02/25/42	0.685%	5,132,265	5,182,243
CMO Series 2012-110 Class CF
10/25/42	0.685%	14,612,891	14,686,481
Series 2014-M8 Class FA
05/25/18	0.442%	6,552,212	6,553,945
Federal National Mortgage Association (d)
06/16/30	2.500%	16,105,000	16,462,853

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/16/30- 06/11/45	3.000%	$80,695,000	$82,737,856
06/16/30- 06/11/45	3.500%	47,490,000	49,699,197
07/14/44- 06/11/45	4.000%	48,740,000	52,024,104
07/14/44- 06/11/45	4.500%	25,250,000	27,437,418
06/11/45	5.000%	8,000,000	8,898,750
Federal National Mortgage Association (i)
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	7,623,177	1,538,632
Federal National Mortgage Association (j)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	781	780
Federal National Mortgage Association (k)
03/01/42	4.000%	3,875,249	4,175,431
Government National Mortgage Association
03/15/38- 09/20/41	4.500%	10,589,385	11,643,381
03/15/40- 05/15/40	5.000%	2,207,897	2,471,164
09/15/41- 04/20/45	3.500%	43,797,852	46,074,323
11/20/41- 12/20/44	4.000%	10,099,401	10,831,003
05/15/42- 01/20/45	3.000%	13,005,589	13,353,549
CMO Series 2013-53 Class AD
12/20/26	1.500%	9,680,831	9,507,491
Government National Mortgage Association (c)
CMO Series 2013-H19 Class FC
08/20/63	0.778%	5,811,798	5,848,453
Government National Mortgage Association (d)
06/20/42	4.000%	9,355,000	9,960,700
06/18/45	3.000%	18,385,000	18,831,291
06/18/45	3.500%	46,640,000	48,972,804
06/18/45	4.500%	3,500,000	3,831,967
Total Residential Mortgage-Backed Securities - Agency (Cost: $952,959,687)			$961,562,636

Residential Mortgage-Backed Securities - Non-Agency 4.4%
ASG Resecuritization Trust (b)(c)
CMO Series 2009-2 Class G70
05/24/36	4.369%	1,925,000	1,955,449
CMO Series 2009-2 Class G75
05/24/36	4.369%	1,925,000	1,951,108
American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C (c)
05/25/47	0.375%	7,524,016	5,487,363
BCAP LLC Trust (b)(c)
08/26/36	0.301%	1,089,086	1,069,078
09/26/36	3.500%	2,104,108	2,124,366

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-RR10 Class 9A1
10/26/35	2.728%	$471,921	$478,278
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	1,767,707	1,790,189
CMO Series 2015-RR2 Class 23A1
03/28/37	0.390%	8,098,369	7,873,140
BCAP LLC Trust (c)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.345%	2,463,213	2,269,927
BCAP LLC Series 2013-RR2 Class 7A1 (b)(c)
07/26/36	3.000%	1,101,187	1,098,434
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	2,736,054	2,754,348
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	2,567,917	2,408,487
Banc of America Funding Trust (b)(c)
CMO Series 2012-R5 Class A
10/03/39	0.441%	1,419,422	1,402,372
Banc of America Funding Trust (c)
CMO Series 2006-D Class 3A1
05/20/36	2.820%	3,575,191	3,170,276
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(c)
11/28/29	3.844%	2,111,118	2,112,514
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3
09/25/37	6.000%	1,810,091	1,884,636
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2012-A Class A
06/25/51	2.500%	1,172,318	1,152,097
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2012-7 Class 12A1
03/25/36	2.617%	710,843	713,094
CMO Series 2012-9 Class 1A1
02/20/36	4.933%	1,081,504	1,078,754
CMO Series 2013-2 Class 1A1
11/25/37	2.612%	1,190,947	1,190,297
Citigroup Mortgage Loan Trust, Inc. (b)(c)(d)
CMO Series 2014-12 Class 3A1
10/25/35	2.582%	4,612,643	4,661,498
Citigroup Mortgage Loan Trust, Inc. (c)
CMO Series 2005-8 Class 1A1A
10/25/35	2.517%	4,170,505	3,531,747
Citigroup Mortgage Loan Trust CMO Series 2015-A Class A4 (c)
06/25/58	4.250%	2,435,487	2,535,647
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1 (c)
09/25/47	2.655%	1,785,759	1,564,777
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1 (c)
10/25/34	2.598%	1,340,184	1,338,340
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2009-14R Class 4A9

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
10/26/35	2.728%	$3,776,000	$3,824,571
CMO Series 2011-12R Class 3A1
07/27/36	1.910%	6,224,199	6,147,872
CMO Series 2011-16R Class 7A3
12/27/36	3.376%	354,670	357,156
CMO Series 2011-17R Class 3A1
10/27/35	2.326%	584,966	582,663
CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,706,447	2,668,352
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	3,370,906	3,358,786
CMO Series 2015-WIN1 Class A6
12/25/44	3.500%	2,627,950	2,669,659
Credit Suisse Securities (USA) LLC (b)(c)
02/25/54	3.067%	2,778,068	2,734,411
Downey Savings & Loan Association Mortgage Loan Trust (c)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.476%	3,455,338	2,959,318
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.386%	3,959,410	3,197,837
First Horizon Mortgage Pass-Through Trust CMO Series 2007-AR1 Class 1A1 (c)
05/25/37	2.702%	1,138,575	913,696
Freddie Mac Structured Agency Credit Risk Debt Notes (c)
CMO Series 2015-DNA1 Class M1
10/25/27	1.080%	2,327,339	2,323,966
CMO Series 2015-DNA1 Class M2
10/25/27	2.030%	1,730,000	1,732,129
GCAT Series 2013-RP1 Class A1 (b)(c)
06/25/18	3.500%	508,997	509,727
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (c)
04/25/36	2.569%	4,101,095	3,700,094
GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A (c)
01/25/47	0.365%	2,146,414	2,052,285
IndyMac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 1A1 (c)
12/25/36	2.586%	3,533,891	3,072,662
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	1,864,477	1,863,461
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	843,898	840,884
JPMorgan Resecuritization Trust (b)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,544,079	1,547,484
JPMorgan Resecuritization Trust (b)(c)
CMO Series 2014-1 Class 1016
03/26/36	2.605%	4,000,000	4,021,668
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (b)(c)
10/26/36	3.250%	304,667	301,800

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Lehman XS Trust (c)
CMO Series 2006-10N Class 1A3A
07/25/46	0.395%	$4,221,936	$3,345,863
Series 2005-4 Class 1A3
10/25/35	0.981%	3,201,081	2,972,767
Series 2005-5N Class 3A1A
11/25/35	0.485%	5,225,032	4,628,538
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1 (c)
04/25/46	0.395%	2,709,080	2,038,057
MASTR Alternative Loan Trust CMO Series 2004-12 Class 4A1
12/25/34	5.500%	1,748,538	1,878,713
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (c)
04/25/35	0.445%	7,625,572	7,058,618
Morgan Stanley Re-Remic Trust (b)(c)
09/26/35	2.624%	2,818,201	2,923,884
CMO Series 2013-R3 Class 10A
10/26/35	2.728%	533,943	540,722
Morgan Stanley Resecuritization Trust (b)(c)
CMO Series 2013-R9 Class 2A
06/26/46	2.714%	846,229	854,746
CMO Series 2013-R9 Class 4A
06/26/46	2.386%	1,293,166	1,291,838
MortgageIT Trust CMO Series 2005-5 Class A1 (c)
12/25/35	0.445%	3,978,765	3,608,091
Nomura Asset Acceptance Corp. Alternative Loan Trust (c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	109,303	110,609
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	692,249	700,423
Nomura Resecuritization Trust (b)(c)
CMO Series 2012-3R Class 1A1
01/26/37	0.354%	1,145,787	1,100,406
CMO Series 2014-6R Class 3A1
01/26/36	0.441%	2,756,793	2,567,041
CMO Series 2015-2R Class 2A1
03/26/36	0.361%	10,071,165	9,585,594
RALI Trust (c)
CMO Series 2005-QA4 Class A41
04/25/35	2.970%	2,465,751	2,440,696
RALI Trust (c)(f)(i)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.411%	87,911,679	1,525,004
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.620%	40,794,450	826,373
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.171%	87,482,939	665,745
RFMSI Trust (c)
CMO Series 2005-SA5 Class 1A
11/25/35	2.820%	3,411,335	2,799,795
CMO Series 2006-SA4 Class 2A1
11/25/36	3.507%	982,175	848,460
Sequoia Mortgage Trust (b)(c)
CMO Series 2014-4 Class A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
11/25/44	3.500%	$3,630,319	$3,687,753
Sequoia Mortgage Trust (c)
CMO Series 2013-2 Class A1
02/25/43	1.874%	4,693,941	4,347,209
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,599,354	2,595,635
Structured Adjustable Rate Mortgage Loan Trust (c)
CMO Series 2004-20 Class 1A2
01/25/35	2.432%	1,843,414	1,776,513
CMO Series 2006-5 Class 1A1
06/25/36	2.609%	3,921,272	3,247,978
CMO Series 2007-5 Class 2A1
06/25/37	2.601%	1,719,106	1,512,085
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (c)
12/25/34	4.740%	22,453	22,915
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)
04/25/54	3.875%	941,360	944,646
WaMu Mortgage Pass-Through Certificates (c)
CMO Series 2003-AR8 Class A
08/25/33	2.382%	1,423,512	1,461,037
CMO Series 2005-AR11 Class A1A
08/25/45	0.505%	3,215,161	3,013,956
CMO Series 2005-AR17 Class A1A1
12/25/45	0.455%	7,389,095	6,998,478
CMO Series 2005-AR19 Class A1A1
12/25/45	0.455%	3,704,750	3,536,804
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.495%	3,324,302	3,099,214
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.475%	2,825,528	2,640,295
CMO Series 2005-AR9 Class A1A
07/25/45	0.505%	2,637,614	2,521,878
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.076%	4,472,781	4,231,662
CMO Series 2006-AR5 Class A12A
06/25/46	1.127%	1,372,106	1,276,086
CMO Series 2007-HY1 Class 4A1
02/25/37	2.378%	3,511,050	3,071,421
CMO Series 2007-HY3 Class 1A1
03/25/37	2.082%	1,380,665	1,167,902
CMO Series 2007-OA3 Class 5A
04/25/47	1.950%	2,622,840	1,988,773
CMO Series 2007-OC2 Class A3
06/25/37	0.495%	5,757,654	4,721,230
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1 (c)
10/25/36	2.612%	2,694,153	2,473,962

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Wells Fargo Mortgage-Backed Securities CMO Series 2006-AR2 Class 2A1 (c)
03/25/36	2.617%	$2,979,089	$2,964,917
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $212,568,402)			$226,591,029

Commercial Mortgage-Backed Securities - Agency 2.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K043 Class A2
12/25/24	3.062%	9,685,000	10,066,570
Series KSCT Class A2
01/25/20	4.285%	2,585,000	2,862,983
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (c)
Series KF05 Class A
09/25/21	0.526%	11,713,907	11,721,478
Federal National Mortgage Association Multifamily Megas Series 2015-138 Class 1 (d)
06/25/25	0.000%	5,200,000	5,223,562
Federal National Mortgage Association
05/01/18	3.840%	2,110,000	2,258,799
07/01/20	3.950%	3,955,000	4,346,882
09/01/20	3.584%	5,385,815	5,795,654
11/01/20	3.375%	5,190,928	5,542,282
12/01/20	3.523%	5,452,184	5,843,984
12/01/20	3.763%	6,854,258	7,438,621
01/01/21	4.450%	5,575,928	6,214,325
04/01/21	4.250%	3,730,000	4,147,650
04/01/21	4.383%	5,412,859	6,041,294
05/01/21	4.540%	1,879,966	2,114,665
06/01/21	4.426%	6,839,955	7,574,176
10/01/22	2.646%	4,564,853	4,698,250
09/01/23	3.650%	2,518,552	2,726,522
09/01/23	3.750%	4,391,131	4,783,558
06/01/25	2.966%	6,986,854	7,097,115
Federal National Mortgage Association (c)
Series 2012-M12 Class 1A
08/25/22	2.840%	5,903,310	6,075,510
Series 2014-M12 Class FA
10/25/21	0.478%	7,235,258	7,267,259
Total Commercial Mortgage-Backed Securities - Agency (Cost: $119,278,960)			$119,841,139

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 4.6%
Banc of America Commercial Mortgage Trust Series 2007-4 Class AM (c)
02/10/51	5.811%	$2,300,000	$2,480,520
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A (b)(c)
04/14/33	3.218%	3,000,000	3,067,149
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)
09/10/47	5.158%	4,831,658	4,865,267
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (c)
05/15/46	5.765%	2,368,996	2,537,280
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AS
04/10/46	3.422%	2,200,000	2,274,513
Series 2015-GC29 Class A3
04/10/48	2.935%	2,415,000	2,396,997
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (c)
07/15/44	5.225%	547,532	549,284
Commercial Mortgage Trust
Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,269,827
Series 2015-CR22 Class A5
03/10/48	3.309%	3,830,000	3,937,725
Series 2015-CR23 Class A3
05/10/48	3.230%	5,000,000	5,107,747
Series 2015-LC19 Class A4
02/10/48	3.183%	2,500,000	2,555,498
Commercial Mortgage Trust (b)(c)
Series 2013-CR8 Class B
06/10/46	3.968%	5,500,000	5,805,371
Commercial Mortgage Trust (c)
Series 2014-LC17 Class B
10/10/47	4.490%	1,100,000	1,186,825
Credit Suisse Commercial Mortgage Trust (c)
Series 2007-C2 Class A1A
01/15/49	5.526%	5,237,016	5,498,532
Series 2007-C3 Class A4
06/15/39	5.700%	1,617,136	1,723,175
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (b)(c)
09/18/39	5.695%	1,196,352	1,229,355
DBRR Trust Series 2013-EZ2 Class A (b)(c)
02/25/45	0.853%	183,133	183,050
DBUBS Mortgage Trust
Series 2011-LC3A Class A2
08/10/44	3.642%	8,072,407	8,249,766
DBUBS Mortgage Trust (b)
Series 2011-LC2A Class A4
07/10/44	4.537%	4,305,000	4,799,068

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
FREMF Mortgage Trust (b)(c)
Series 2014-K714 Class B
01/25/47	3.856%	$1,000,000	$1,041,530
Series 2014-K715 Class B
02/25/46	3.978%	3,516,000	3,653,469
Series 2014-K717 Class B
11/25/47	3.630%	2,400,000	2,451,294
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B (c)
07/10/45	5.035%	720,000	719,811
GS Mortgage Securities Trust (c)
Series 2007-GG10 Class AM
08/10/45	5.795%	4,070,000	4,158,636
Series 2014-GC24 Class B
09/10/47	4.507%	1,725,000	1,860,921
General Electric Capital Assurance Co. (b)(c)
Series 2003-1 Class A4
05/12/35	5.254%	73,894	74,164
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	1,882,946
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03/10/39	5.444%	1,723,375	1,818,659
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A4
01/15/48	3.494%	4,875,000	5,085,892
Series 2015-C27 Class A4
02/15/48	3.179%	4,275,000	4,340,776
Series 2015-C28 Class A3
10/15/48	2.912%	4,525,000	4,467,336
Series 2015-C28 Class A4
10/15/48	3.227%	3,900,000	3,970,370
Series 2015-C28 Class AS
10/15/48	3.532%	4,500,000	4,604,027
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB12 Class A4
09/12/37	4.895%	2,140,986	2,140,899
Series 2006-CB16 Class A4
05/12/45	5.552%	7,570,490	7,789,391
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2011-C3 Class A2
02/15/46	3.673%	1,908,656	1,949,873
Series 2011-C3 Class A3
02/15/46	4.388%	7,715,000	8,278,322
Series 2011-C4 Class A3
07/15/46	4.106%	8,745,000	9,341,330
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	61,622	61,607
Series 2006-LDP6 Class ASB
04/15/43	5.490%	14,531	14,527
LB Commercial Mortgage Trust Series 2007-C3 Class AM (c)
07/15/44	5.903%	1,415,000	1,535,258
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
02/15/31	5.156%	1,011,584	1,023,400
Series 2007-C2 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
02/15/40	5.430%	$5,630,910	$5,968,635
LB-UBS Commercial Mortgage Trust (c)
Series 2006-C4 Class AM
06/15/38	5.852%	700,000	732,171
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 Class A3 (c)
08/12/49	5.880%	6,175,000	6,672,013
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,124,159
Series 2015-C21 Class A3
03/15/48	3.077%	2,025,000	2,038,750
Series 2015-C22 Class A3
05/15/46	3.046%	2,940,000	2,955,517
Morgan Stanley Capital I Trust
Series 2007-IQ14 Class A2
04/15/49	5.610%	6,758,829	6,828,384
Morgan Stanley Capital I Trust (c)
Series 2007-HQ12 Class A5
04/12/49	5.678%	5,000,000	5,008,940
Series 2007-IQ16 Class AM
12/12/49	6.083%	3,000,000	3,299,520
Morgan Stanley Capital I, Inc. Series 2012-C4 Class A2
03/15/45	2.111%	4,000,000	4,059,240
Morgan Stanley Re-Remic Trust (b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.795%	1,822,007	1,941,840
Series 2009-GG10 Class A4B
08/12/45	5.795%	1,770,000	1,891,231
Series 2010-GG10 Class A4A
08/15/45	5.795%	171,483	182,762
Series 2010-GG10 Class A4B
08/15/45	5.795%	1,410,000	1,504,672
ORES NPL LLC Series 2014-LV3 Class A (b)
03/27/24	3.000%	1,458,570	1,458,570
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (b)
09/15/24	2.750%	757,826	757,840
Rialto Real Estate Fund LP (b)
Series 2013-LT3 Class A
06/20/28	2.500%	98,901	98,901
Series 2014-LT5 Class A
05/15/24	2.850%	349,903	350,047
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS
04/10/46	3.469%	800,000	828,744
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (b)
01/10/45	5.154%	3,600,000	4,116,157
VFC LLC Series 2014-2 Class A (b)
07/20/30	2.750%	402,422	402,412

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
WF-RBS Commercial Mortgage Trust
Series 2011-C5 Class A4
11/15/44	3.667%	$4,885,000	$5,230,785
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,885,269
Series 2012-C7 Class A2
06/15/45	3.431%	3,995,000	4,225,304
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,968,417
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,503,479
Series 2014-C24 Class A5
11/15/47	3.607%	1,300,000	1,371,721
WF-RBS Commercial Mortgage Trust (b)
Series 2011-C4 Class A3
06/15/44	4.394%	6,491,000	7,007,534
WF-RBS Commercial Mortgage Trust (c)
Series 2014-C25 Class AS
11/15/47	3.984%	1,675,000	1,785,562
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A4 (c)
01/15/45	5.418%	3,667,331	3,709,237
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 Class A4
02/15/48	3.166%	2,430,000	2,465,789
Series 2015-C27 Class A4
02/15/48	3.190%	3,450,000	3,509,837
Series 2015-C28 Class AS
05/15/48	3.872%	750,000	782,710
Series 2015-LC20 Class A4
04/15/50	2.925%	1,965,000	1,955,330
Series 2015-LC20 Class A5
04/15/50	3.184%	4,860,000	4,932,966
Wells Fargo Commercial Mortgage Trust (c)
Series 2013-LC12 Class A4
07/15/46	4.218%	5,090,000	5,629,774
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $238,611,602)			$237,165,606

Asset-Backed Securities - Agency 1.2%
Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	473,474	475,641
Series 2012-20G Class 1
07/01/32	2.380%	1,371,839	1,371,803
Series 2012-20I Class 1
09/01/32	2.200%	1,316,919	1,306,814
Series 2012-20J Class 1
10/01/32	2.180%	11,050,545	10,950,392
Series 2012-20L Class 1
12/01/32	1.930%	600,454	584,148
Series 2013-20A Class 1
01/01/33	2.130%	1,178,430	1,160,901
Series 2013-20B Class 1
02/01/33	2.210%	4,321,318	4,283,516
Series 2013-20C Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
03/01/33	2.220%	$3,799,310	$3,766,755
Series 2013-20D Class 1
04/01/33	2.080%	4,222,917	4,147,935
Series 2013-20E Class 1
05/01/33	2.070%	1,718,319	1,690,257
Series 2013-20F Class 1
06/01/33	2.450%	2,401,977	2,419,356
Series 2013-20H Class 1
08/01/33	3.160%	2,300,844	2,401,743
Series 2013-20L Class 1
12/01/33	3.380%	2,106,578	2,223,685
Series 2014-20B Class 1
02/01/34	3.230%	1,450,802	1,507,992
Series 2014-20C Class 1
03/01/34	3.210%	1,234,789	1,286,613
Series 2014-20D Class 1
04/01/34	3.110%	4,051,259	4,186,730
Series 2014-20E Class 1
05/01/34	3.000%	2,995,187	3,095,197
Series 2014-20F Class 1
06/01/34	2.990%	2,141,313	2,215,256
Series 2014-20G Class 1
07/01/34	2.870%	1,617,266	1,649,759
Series 2014-20H Class 1
08/01/34	2.880%	5,515,540	5,617,367
Series 2014-20I Class 1
09/01/34	2.920%	357,133	366,820
Series 2014-20K Class 1
11/01/34	2.800%	610,321	619,041
Series 2014-20L Class 1
12/01/34	2.700%	1,230,000	1,250,124
Series 2015-20C Class 1
03/01/35	2.720%	835,000	843,609
Series 2015-20E Class 1
05/01/35	2.770%	1,620,000	1,658,259
Total Asset-Backed Securities - Agency (Cost: $60,220,919)			$61,079,713

Asset-Backed Securities - Non-Agency 11.2%
A Voce CLO Ltd. (b)(c)
Series 2014-1A Class A1B
07/15/26	1.735%	2,290,000	2,289,989
Series 2014-1A Class A2A
07/15/26	2.275%	925,000	926,169
ALM XII Ltd. Series 2015-12A Class A1 (b)(c)
04/16/27	1.826%	6,500,000	6,506,337
ALM XIV Ltd. Series 2014-14A Class A1 (b)(c)
07/28/26	1.709%	3,070,000	3,069,985
AMMC CDO Series 2015-16A Class A1 (b)(c)
04/14/27	1.774%	5,000,000	5,007,400
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	610,673	609,689

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ARI Fleet Lease Trust (b)(c)
Series 2012-A Class A
03/15/20	0.736%	$548,607	$548,639
Academic Loan Funding Trust Series 2012-1A Class A2 (b)(c)
12/27/44	1.285%	3,500,000	3,538,555
Access Group, Inc. Series 2005-2 Class A3 (c)
11/22/24	0.464%	1,330,497	1,323,296
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (c)
06/20/17	0.564%	2,925,000	2,925,000
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,200,567
Ally Master Owner Trust (c)
Series 2014-2 Class A
01/16/18	0.556%	1,825,000	1,826,144
AmeriCredit Automobile Receivables Trust
Series 2015-2 Class D
06/08/21	3.000%	1,920,000	1,919,554
AmeriCredit Automobile Receivables Trust (c)
Series 2014-2 Class A2B
10/10/17	0.460%	1,784,124	1,783,779
Series 2015-1 Class A2B
04/09/18	0.600%	9,640,000	9,640,116
Apidos CDO V Series 2007-5A Class A1S (b)(c)
04/15/21	0.505%	2,060,747	2,050,800
Apidos CLO XVIII Series 2014-18A Class A1 (b)(c)
07/22/26	1.688%	4,550,000	4,553,513
Ares XXX CLO Ltd. Series 2014-30A Class A2 (b)(c)
04/20/23	1.125%	1,655,318	1,644,264
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2 Class A2B1 (c)
10/25/35	0.385%	19,160	19,145
Ascentium Equipment Receivables Series 2015-1A Class A2 (b)
07/10/17	1.150%	1,345,000	1,346,126
Asset-Backed Funding Certificates Trust Series 2005-WF1 Class A2C (c)
12/25/34	0.805%	7,589,686	7,555,714
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE1 Class A4 (c)
01/25/36	0.481%	3,230,000	2,878,725
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (b)
12/20/21	2.630%	3,125,000	3,124,337
BA Credit Card Trust Series 2014-A2 Class A (c)
09/16/19	0.456%	3,660,000	3,660,900

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	$2,138,758	$2,139,941
Babson CLO Ltd. Series 2015-IA Class A (b)(c)
04/20/27	1.709%	5,000,000	5,001,325
Barclays Dryrock Issuance Trust (c)
Series 2014-1 Class A
12/16/19	0.546%	4,160,000	4,159,978
Series 2014-2 Class A
03/16/20	0.526%	3,990,000	3,987,646
Beacon Container Finance LLC Series 2012-1A Class A (b)
09/20/27	3.720%	2,203,963	2,249,691
Brazos Higher Education Authority, Inc. Series 2005-1 Class 1A3 (c)
09/26/22	0.377%	1,963,229	1,957,903
CIT Education Loan Trust Series 2007-1 Class B (b)(c)
06/25/42	0.567%	1,112,842	1,002,071
CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	1,970,000	1,969,616
CNH Equipment Trust (c)
Series 2015-B Class A2B
08/15/18	0.470%	2,650,000	2,649,995
CWABS Asset-Backed Certificates Trust Series 2005-1 Class MV3 (c)
07/25/35	0.661%	2,987,679	2,964,772
Cabela’s Credit Card Master Note Trust Series 2012-1A Class A2 (b)(c)
02/18/20	0.716%	1,570,000	1,573,542
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.532%	540,000	539,864
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	347,696	347,601
Capital Auto Receivables Asset Trust
Series 2015-2 Class D
11/20/20	3.160%	2,108,000	2,107,191
Capital Auto Receivables Asset Trust (c)
Series 2015-2 Class A1B
10/20/17	0.630%	750,000	750,009
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	8,215,000	8,225,214
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (b)(c)
07/27/26	1.612%	3,700,000	3,694,716
Carlyle Global Market Strategies Series 2012-2AR Class A1R (b)(c)
07/20/23	1.575%	3,070,000	3,070,141

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Carrington Mortgage Loan Trust Series 2006-NC3 Class A3 (c)
08/25/36	0.335%	$3,800,000	$2,342,658
Cedar Funding III CLO Ltd. Series 2014-3A Class A1 (b)(c)
05/20/26	1.686%	5,350,000	5,359,962
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/21	1.580%	2,020,000	2,002,822
Series 2015-A4 Class A
04/15/22	1.840%	8,735,000	8,698,333
Chase Issuance Trust (c)
Series 2007-A5 Class A5
03/15/19	0.226%	8,025,000	8,000,524
Series 2012-A10 Class A10
12/16/19	0.446%	3,380,000	3,377,178
Series 2012-A2 Class A2
05/15/19	0.456%	3,990,000	3,992,502
Series 2014-A3 Class A3
05/15/18	0.386%	5,225,000	5,225,063
Chesapeake Funding LLC (b)(c)
Series 2011-2A Class A
04/07/24	1.431%	1,482,273	1,493,615
Series 2012-1A Class A
11/07/23	0.931%	173,062	173,111
Series 2012-2A Class A
05/07/24	0.631%	547,611	547,705
Series 2013-1A Class A
01/07/25	0.631%	1,526,245	1,526,807
Series 2014-1A Class A
03/07/26	0.601%	4,754,192	4,754,249
Citibank Credit Card Issuance Trust
Series 2006-A3 Class A3
03/15/18	5.300%	2,975,000	3,085,575
Series 2013-A6 Class A6
09/07/18	1.320%	1,165,000	1,173,323
Citibank Credit Card Issuance Trust (c)
Series 2013-A2 Class A2
05/26/20	0.465%	1,450,000	1,450,087
Countrywide Home Equity Loan Trust (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	555,880	551,144
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	662,524	657,835
Credit-Based Asset Servicing and Securitization LLC (c)
Series 2005-CB7 Class AF3
11/25/35	4.070%	2,198,820	2,175,715
Series 2007-CB1 Class AF3
01/25/37	4.046%	5,033,337	2,688,748
Crown Castle Towers LLC (b)
01/15/37	5.495%	2,000,000	2,075,006
Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	4,190,000	4,191,360
Dryden Senior Loan Fund Series 2014-33A Class B (b)(c)
07/15/26	2.275%	1,400,000	1,401,550

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (b)(c)
11/15/23	1.569%	$2,560,000	$2,555,080
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (b)(c)
03/25/36	1.535%	2,700,000	2,772,088
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (b)(c)
04/26/32	0.985%	4,650,000	4,678,249
Educational Funding of the South, Inc. Series 2011-1 Class A2 (c)
04/25/35	0.927%	5,452,400	5,442,978
Educational Services of America, Inc. Series 2012-2 Class A (b)(c)
04/25/39	0.915%	2,399,883	2,412,505
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	2,594,467	2,597,432
Series 2015-1 Class A2
09/20/20	1.300%	3,000,000	3,005,097
First Franklin Mortgage Loan Trust (c)
Series 2006-FF18 Class A2D
12/25/37	0.395%	4,689,405	3,165,395
Series 2007-FF2 Class A2B
03/25/37	0.281%	6,738,084	4,288,919
Flagship CLO VIII Ltd. Series 2014-8A Class A (b)(c)
01/16/26	1.836%	2,445,000	2,446,509
Flatiron CLO Ltd. Series 2015-1A Class A (b)(c)
04/15/27	1.695%	5,050,000	5,056,807
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	284,875	284,972
Series 2013-D Class A3
04/15/18	0.670%	3,903,375	3,902,598
Series 2015-A Class A3
09/15/19	1.280%	2,915,000	2,924,705
Ford Credit Auto Owner Trust (b)
Series 2015-1 Class A
07/15/26	2.120%	7,665,000	7,708,238
Ford Credit Floorplan Master Owner Trust
Series 2013-1 Class A1
01/15/18	0.850%	4,475,000	4,481,636
Ford Credit Floorplan Master Owner Trust (b)
Series 2013-2 Class A
03/15/22	2.090%	3,775,000	3,771,938
GE Business Loan Trust (b)(c)
Series 2004-1 Class A
05/15/32	0.476%	957,905	957,905
Series 2004-2A Class A
12/15/32	0.406%	679,323	655,493
GE Dealer Floorplan Master Note Trust (c)
Series 2014-1 Class A
07/20/19	0.564%	2,770,000	2,748,724
Series 2015-1 Class A
01/20/20	0.684%	5,840,000	5,840,069

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	$828,090	$827,825
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	618,164	617,815
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (b)(c)
01/25/55	3.721%	2,462,156	2,465,357
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	6,970,000	6,977,077
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (b)(c)
05/15/20	0.682%	680,000	680,008
Global SC Finance II SRL Series 2014-1A Class A2 (b)
07/17/29	3.090%	4,959,167	4,975,396
Goal Capital Funding Trust Series 2006-1 Class B (c)
08/25/42	0.732%	1,439,802	1,315,546
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (b)(c)
04/19/26	1.725%	13,510,000	13,512,310
GreatAmerica Leasing Receivables Series 2015-1 Class A2 (b)
06/20/17	1.120%	1,615,000	1,616,889
HSBC Home Equity Loan Trust Series 2007-3 Class APT (c)
11/20/36	1.384%	3,694,809	3,676,667
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B (c)
01/15/19	0.486%	10,785,000	10,782,103
Henderson Receivables LLC (b)
Series 2013-3A Class A
01/17/73	4.080%	2,761,020	2,907,346
Series 2014-2A Class A
01/17/73	3.610%	3,373,554	3,431,719
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.732%	5,016,774	5,020,279
Series 2014-1 Class A
04/10/28	0.582%	3,461,301	3,461,342
Higher Education Funding I Series 2014-1 Class A (b)(c)
05/25/34	1.332%	3,936,377	3,982,645
Honda Auto Receivables Owner Trust
Series 2012-3 Class A3
05/15/16	0.560%	9,398	9,399
Series 2013-4 Class A3
09/18/17	0.690%	1,335,000	1,334,996
Series 2015-2 Class A2
08/21/17	0.690%	1,150,000	1,149,583

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Hyundai Auto Receivables Trust Series 2015-B Class A2B (c)
04/16/18	0.406%	$2,450,000	$2,450,029
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (b)(c)
05/15/18	0.536%	3,370,000	3,373,964
Invitation Homes Trust Series 2014-SFR1 Class C (b)(c)
06/17/31	2.283%	1,750,000	1,762,166
JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 (c)
11/25/36	0.311%	1,555,555	1,550,209
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	1,914,240	1,913,684
Magnetite XI Ltd. Series 2014-11A Class A1 (b)(c)
01/18/27	1.725%	5,000,000	5,007,750
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	3,034,390	3,035,938
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (b)(c)
04/15/19	0.506%	4,310,000	4,309,997
Mid-State Capital Corp. Trust Series 2006-1 Class A (b)
10/15/40	5.787%	1,521,969	1,633,001
Mid-State Trust VII Series 7 Class A
10/15/36	6.340%	1,994,005	2,152,482
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (c)
07/20/43	1.234%	3,000,000	2,987,861
Mountain View Funding CLO Series 2007-3A Class A1 (b)(c)
04/16/21	0.491%	4,946,760	4,930,821
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3 (c)
04/25/37	0.435%	7,509,000	6,384,212
Navient Student Loan Trust (c)
Series 2014-2 Class A
03/25/43	0.825%	8,764,597	8,724,863
Series 2014-3 Class A
03/25/43	0.805%	8,758,771	8,707,758
Series 2014-4 Class A
03/25/43	0.805%	4,009,115	3,985,629
Series 2015-2 Class A3
11/26/40	0.790%	5,400,000	5,399,949
Nelnet Student Loan Trust (b)(c)
Series 2012-5A Class A
10/27/36	0.785%	3,014,216	3,037,980
Series 2014-2A Class A1
06/25/21	0.465%	1,769,669	1,769,688

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-4A Class A2
11/25/43	1.135%	$4,210,000	$4,225,362
Series 2015-1A Class A
04/25/41	0.771%	9,758,262	9,800,123
Nelnet Student Loan Trust (c)
Series 2008-3 Class A4
11/25/24	1.932%	6,570,000	6,792,808
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	440,978	440,727
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,700,000	1,701,457
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	98,897	98,921
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (c)
01/15/20	0.586%	6,655,000	6,655,079
OZLM VII Ltd. (b)(c)
Series 2014-7A Class A1B
07/17/26	1.764%	2,870,000	2,870,956
Series 2014-7A Class A2A
07/17/26	2.324%	2,025,000	2,024,982
Oak Hill Credit Partners X Ltd. (b)(c)
Series 2014-10A Class A
07/20/26	1.745%	2,720,000	2,716,350
Series 2014-10A Class B
07/20/26	2.375%	3,110,000	3,114,055
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (b)(c)
04/15/26	1.795%	3,110,000	3,111,213
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (b)(c)
11/14/26	1.595%	3,635,000	3,632,506
OneMain Financial Issuance Trust Series 2015-2A Class A (b)
07/18/25	2.570%	3,625,000	3,627,309
Option One Mortgage Loan Trust Series 2005-2 Class M1 (c)
05/25/35	0.845%	10,770,000	10,320,331
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF1 Class M2 (c)
12/25/34	1.205%	1,236,131	1,237,168
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 (b)
11/21/17	0.790%	990,000	989,924
Residential Asset Mortgage Products Trust Series 2006-RS3 Class A3 (c)
05/25/36	0.385%	442,832	435,365
SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (c)
10/25/35	0.535%	1,915,959	1,870,438

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SLC Student Loan Trust Series 2006-2 Class A5 (c)
09/15/26	0.371%	$4,000,000	$3,960,376
SLM Private Education Loan Trust Series 2013-B Class A2B (b)(c)
06/17/30	1.286%	1,200,000	1,210,819
SLM Student Loan Trust (b)(c)
Series 2003-12 Class A5
09/15/22	0.551%	6,250,744	6,250,881
SLM Student Loan Trust (c)
Series 2004-8 Class B
01/25/40	0.737%	719,191	659,757
Series 2005-4 Class A3
01/25/27	0.397%	8,595,000	8,412,657
Series 2007-6 Class B
04/27/43	1.127%	1,044,613	945,412
Series 2008-2 Class B
01/25/29	1.477%	1,165,000	1,083,163
Series 2008-3 Class B
04/25/29	1.477%	1,165,000	1,084,114
Series 2008-4 Class A4
07/25/22	1.927%	4,250,000	4,421,670
Series 2008-4 Class B
04/25/29	2.127%	1,165,000	1,133,380
Series 2008-5 Class B
07/25/29	2.127%	1,165,000	1,181,577
Series 2008-6 Class B
07/25/29	2.127%	1,165,000	1,171,839
Series 2008-7 Class B
07/25/29	2.127%	1,165,000	1,169,386
Series 2008-8 Class B
10/25/29	2.527%	1,165,000	1,210,104
Series 2008-9 Class B
10/25/29	2.527%	1,165,000	1,213,527
Series 2011-1 Class A2
10/25/34	1.335%	3,285,000	3,407,816
Series 2012-7 Class A3
05/26/26	0.835%	4,000,000	4,000,048
Series 2013-2 Class A
09/25/26	0.635%	8,110,417	8,083,060
Series 2014-2 Class A1
07/25/19	0.435%	1,128,178	1,127,914
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	1,349,000	1,359,808
SMART Trust (c)
Series 2013-1US Class A3B
09/14/16	0.636%	234,648	234,626
Santander Drive Auto Receivables Trust
Series 2015-1 Class D
04/15/21	3.240%	3,140,000	3,175,367
Series 2015-2 Class D
04/15/21	3.020%	2,800,000	2,798,029
Santander Drive Auto Receivables Trust (c)
Series 2014-2 Class A2B
07/17/17	0.506%	819,871	819,881
Series 2014-3 Class A2B
08/15/17	0.466%	812,217	812,227

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-2 Class A2B
09/17/18	0.636%	$7,075,000	$7,075,084
Scholar Funding Trust Series 2011-A Class A (b)(c)
10/28/43	1.179%	1,159,219	1,166,981
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	650,592	644,486
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%	2,113,893	2,123,676
Springleaf Funding Trust Series 2015-AA Class A (b)
11/15/24	3.160%	2,520,000	2,552,318
Structured Asset Investment Loan Trust Series 2005-8 Class A4 (c)
10/25/35	0.545%	3,156,891	3,094,830
Symphony CLO Ltd. Series 2014-14A Class B1 (b)(c)
07/14/26	2.224%	2,040,000	2,043,172
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(c)
01/15/24	1.025%	3,455,832	3,426,353
TAL Advantage I LLC Series 2006-1A (b)(c)
04/20/21	0.374%	426,250	424,002
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	882,538	876,288
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	1,335,545	1,335,525
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(c)
06/25/54	3.125%	624,140	623,538
Venture XI CLO Ltd. Series 2012-11AR Class AR (b)(c)
11/14/22	1.575%	4,350,000	4,350,000
Volkswagen Auto Lease Trust Series 2015-A Class A2B (c)
06/20/17	0.504%	1,580,000	1,580,019
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	493,967	493,683
Series 2013-2 Class A3
04/20/18	0.700%	3,510,000	3,505,027
Voya CLO Ltd. Series 2014-2A Class A1 (b)(c)
07/17/26	1.725%	5,000,000	5,002,990
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (c)
01/25/37	0.335%	6,389,483	3,889,949

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	$643,930	$643,640
World Financial Network Credit Card Master Trust Series 2014-A Class A (c)
12/15/19	0.566%	1,880,000	1,881,275
Total Asset-Backed Securities - Non-Agency (Cost: $563,288,992)			$572,169,799

Inflation-Indexed Bonds 2.9%
United States 2.9%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	27,427,801	27,590,668
04/15/17	0.125%	16,741,190	17,001,465
04/15/19	0.125%	10,274,358	10,442,919
01/15/22	0.125%	312,849	312,996
01/15/24	0.625%	12,138,720	12,519,949
07/15/24	0.125%	16,595,331	16,438,455
01/15/25	0.250%	19,322,523	19,268,188
02/15/43	0.625%	5,687,419	5,270,196
02/15/44	1.375%	28,442,803	31,675,953
02/15/45	0.750%	7,091,414	6,784,490
Total			147,305,279
Total Inflation-Indexed Bonds (Cost: $147,443,901)			$147,305,279

U.S. Treasury Obligations 17.1%
U.S. Treasury
06/30/15	0.375%	50,600,000	50,612,444
09/30/15	0.250%	48,530,000	48,560,331
05/31/16	1.750%	500,000	507,149
04/30/17	0.500%	154,352,900	154,135,841
05/15/17	0.875%	15,835,000	15,922,837
06/15/17	0.875%	2,900,000	2,914,500
07/15/17	0.875%	2,000,000	2,009,376
03/15/18	1.000%	50,000,000	50,152,350
04/15/18	0.750%	3,578,700	3,561,925
09/30/19	1.000%	4,000,000	3,940,936
10/31/19	1.250%	18,400,000	18,313,741
12/31/19	1.625%	4,200,000	4,240,358
03/31/20	1.375%	12,000,000	11,958,750
04/30/20	1.375%	105,897,300	105,433,999
08/31/21	2.000%	500,000	507,305
04/30/22	1.750%	1,940,500	1,928,675
05/15/24	2.500%	500,000	518,672
08/15/24	2.375%	15,400,000	15,799,445
02/15/25	2.000%	82,280,000	81,585,721
02/15/36	4.500%	2,700,000	3,509,789
05/15/43	2.875%	9,900,000	9,903,094
11/15/43	3.750%	13,500,000	15,889,918
05/15/44	3.375%	1,890,000	2,081,510
08/15/44	3.125%	3,150,000	3,315,129
11/15/44	3.000%	3,000,000	3,083,202
02/15/45	2.500%	84,984,000	78,782,803

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
U.S. Treasury (d)
05/31/17	0.625%	$18,325,000	$18,332,165
05/31/20	1.500%	30,205,000	30,279,788
05/15/25	2.125%	82,669,500	82,914,946
U.S. Treasury (k)
04/30/17	0.875%	39,000,000	39,222,417
U.S. Treasury (l)
STRIPS
05/15/43	0.000%	27,843,000	12,038,812
Total U.S. Treasury Obligations (Cost: $867,205,380)			$871,957,928

U.S. Government & Agency Obligations 2.4%
Federal Farm Credit Banks
10/22/25	2.730%	3,855,000	3,763,058
Federal National Mortgage Association
02/12/18	8.950%	9,612,000	11,580,518
Federal National Mortgage Association (d)
07/14/44	3.000%	13,730,000	13,883,653
07/14/44	3.500%	40,115,000	41,812,065
Residual Funding Corp. (l)
STRIPS
10/15/19	0.000%	18,559,000	17,249,403
07/15/20	0.000%	15,282,000	13,922,177
10/15/20	0.000%	8,745,000	7,910,893
01/15/21	0.000%	11,946,000	10,743,504
Total U.S. Government & Agency Obligations (Cost: $120,397,403)			$120,865,271

Foreign Government Obligations(a)(m) 1.5%
Argentina —%
Argentina Republic Government International Bond (e)
12/31/33	8.280%	224,326	223,765
12/31/33	8.280%	336,489	328,918
City of Buenos Aires (b)
02/19/21	8.950%	200,000	207,500
Provincia de Buenos Aires
01/26/21	10.875%	400,000	409,000
Total			1,169,183
Armenia —%
Republic of Armenia (b)
09/30/20	6.000%	200,000	199,200
03/26/25	7.150%	200,000	205,000
Total			404,200
Azerbaijan —%
Republic of Azerbaijan International Bond
03/18/24	4.750%	200,000	206,200

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(m) (continued)
Bahrain —%
Bahrain Government International Bond (b)
09/19/44	6.000%	$200,000	$194,000
Brazil 0.2%
Brazilian Government International Bond
01/17/17	6.000%	4,000,000	4,286,000
01/22/21	4.875%	1,460,000	1,548,980
01/05/23	2.625%	200,000	181,000
01/20/34	8.250%	773,000	1,012,630
01/07/41	5.625%	1,565,000	1,583,780
01/27/45	5.000%	250,000	231,875
Petrobras Global Finance BV
03/15/19	7.875%	200,000	215,260
01/20/20	5.750%	300,000	299,670
05/20/23	4.375%	2,100,000	1,874,250
Total			11,233,445
Chile —%
Chile Government International Bond
10/30/22	2.250%	730,000	720,875
Codelco (b)
07/17/22	3.000%	200,000	197,024
Empresa Nacional del Petroleo (b)
08/10/20	5.250%	100,000	107,398
Total			1,025,297
China —%
Bank of China Ltd.
11/13/24	5.000%	200,000	207,582
Colombia 0.1%
Colombia Government International Bond
07/12/21	4.375%	700,000	739,900
01/18/41	6.125%	2,513,000	2,876,040
06/15/45	5.000%	300,000	295,875
Corporación Andina de Fomento
06/04/19	8.125%	1,400,000	1,721,156
06/15/22	4.375%	400,000	438,443
Total			6,071,414
Croatia —%
Croatia Government International Bond
01/26/24	6.000%	300,000	324,750
Croatia Government International Bond (b)
01/26/24	6.000%	490,000	530,425
Total			855,175

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(m) (continued)
Denmark 0.1%
Danske Bank A/S (c)
12/31/49	5.750%	EUR	$4,044,000	$4,543,680
Dominican Republic —%
Dominican Republic International Bond
05/06/21	7.500%		100,000	112,000
Egypt —%
Egypt Government International Bond
04/30/40	6.875%		150,000	153,375
El Salvador —%
El Salvador Government International Bond (b)
01/18/27	6.375%		215,000	213,119
France 0.2%
Electricite de France SA (b)
01/27/40	5.600%		1,500,000	1,735,186
Electricite de France SA (b)(c)
12/31/49	5.250%		2,470,000	2,566,577
12/31/49	5.625%		2,700,000	2,828,790
Total				7,130,553
Ghana —%
Republic of Ghana
10/04/17	8.500%		220,000	227,150
Hungary —%
Hungary Government International Bond
02/19/18	4.125%		70,000	73,325
03/29/21	6.375%		546,000	632,541
Magyar Export-Import Bank Zrt. (b)
01/30/20	4.000%		1,000,000	1,017,500
Total				1,723,366
Indonesia —%
Indonesia Government International Bond
01/17/18	6.875%		100,000	112,750
03/04/19	11.625%		200,000	264,750
10/17/23	5.375%		200,000	219,250
PT Pertamina Persero
05/20/43	5.625%		250,000	232,553
Total				829,303

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(m) (continued)
Iraq —%
Republic of Iraq
01/15/28	5.800%	$550,000	$454,366
Ivory Coast —%
Ivory Coast Government International Bond (b)
07/23/24	5.375%	200,000	191,000
Kazakhstan —%
KazMunayGas National Co. JSC
04/30/23	4.400%	200,000	183,300
Kazakhstan Government International Bond
10/14/44	4.875%	200,000	179,000
Total			362,300
Kenya —%
Kenya Government International Bond (b)
06/24/19	5.875%	400,000	413,000
06/24/24	6.875%	200,000	209,350
Total			622,350
Malaysia —%
Petronas Capital Ltd. (b)
03/18/45	4.500%	200,000	203,759
Mexico 0.4%
Mexico Government International Bond
01/21/21	3.500%	1,300,000	1,340,300
03/15/22	3.625%	2,618,000	2,678,214
01/30/25	3.600%	200,000	201,100
01/11/40	6.050%	260,000	309,400
03/08/44	4.750%	5,564,000	5,607,121
Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,739,257
Petroleos Mexicanos
07/18/18	3.500%	55,000	57,018
06/27/44	5.500%	300,000	292,200
Petroleos Mexicanos (b)
01/23/26	4.500%	300,000	301,113
Total			17,525,723
Morocco —%
OCP SA
04/25/24	5.625%	280,000	298,600
Nigeria —%
Africa Finance Corp. (b)
04/29/20	4.375%	200,000	203,250

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(m) (continued)
Pakistan —%
Pakistan Government International Bond (b)
12/03/19	6.750%	$200,000	$205,750

Panama —%
Panama Government International Bond
01/30/20	5.200%	630,000	697,725

Peru —%
Corporacion Financiera de Desarrollo SA (b)
07/15/19	3.250%	920,000	929,200

Philippines —%
Philippine Government International Bond
01/21/24	4.200%	630,000	700,875
Power Sector Assets & Liabilities Management Corp
12/02/24	7.390%	250,000	334,375
Total			1,035,250

Qatar 0.1%
Nakilat, Inc. (b)
12/31/33	6.067%	1,545,000	1,810,995

Romania —%
Romanian Government International Bond
08/22/23	4.375%	150,000	158,507
01/22/24	4.875%	630,000	688,464
Total			846,971

Russian Federation 0.1%
Gazprom Neft OAO Via GPN Capital SA (b)
11/27/23	6.000%	200,000	191,000
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
07/25/18	5.100%	200,000	195,000
Russian Foreign Bond - Eurobond
04/29/20	5.000%	400,000	411,000
04/04/22	4.500%	800,000	784,686
VTB Bank OJSC/Capital SA (b)
10/17/22	6.950%	200,000	189,400
Total			1,771,086

South Africa —%
South Africa Government International Bond
01/17/24	4.665%	325,000	338,957

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(m) (continued)
Sri Lanka —%
Sri Lanka Government International Bond
01/14/19	6.000%	$350,000	$358,313

Supra-National —%
African Export-Import Bank
07/27/16	5.750%	200,000	208,008

Turkey 0.1%
Export Credit Bank of Turkey (b)
09/23/21	5.000%	200,000	203,250
Hazine Mustesarligi Varlik Kiralam AS (b)
10/10/18	4.557%	950,000	993,938
Turkey Government International Bond
03/23/23	3.250%	600,000	564,750
01/14/41	6.000%	2,255,000	2,486,137
Turkiye Halk Bankasi AS (b)
02/11/21	4.750%	200,000	197,952
Total			4,446,027

United Arab Emirates —%
DP World Ltd. (b)
05/18/20	3.250%	200,000	198,750
07/02/37	6.850%	100,000	114,393
Emirate of Dubai Government Bonds
01/30/43	5.250%	200,000	186,950
Total			500,093

United Kingdom 0.1%
Lloyds Banking Group PLC (c)
12/31/49	7.500%	4,356,000	4,633,695

Venezuela 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	3,000,000	2,223,750
Venezuela Government International Bond
04/21/25	7.650%	350,000	134,750
Total			2,358,500

Virgin Islands —%
Franshion Brilliant Ltd.
03/19/19	5.750%	200,000	213,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(m) (continued)
Virgin Islands (continued)
Huarong Finance II Co., Ltd.
01/16/20	4.500%	$1,060,000	$1,103,683
Total			1,317,183
Total Foreign Government Obligations (Cost: $78,509,590)			$77,618,143

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	$655,000	$802,146
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
11/01/21	5.700%	350,000	409,983
03/01/40	7.625%	800,000	1,205,888
Taxable-Various Purpose
Series 2010
03/01/19	6.200%	2,700,000	3,100,653
Total			5,518,670
Illinois 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	425,000	502,384
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/28	3.350%	2,500,000	2,447,100
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/21	6.200%	1,000,000	1,073,220
Total			4,022,704
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	3,464,634	3,569,128

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York 0.1%
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	$2,650,000	$2,741,690

Ohio —%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	2,160,000	2,324,786

Puerto Rico —%
Puerto Rico Sales Tax Financing Corp. (n)
Revenue Bonds
1st Subordinated Series 2009A-1
08/01/43	5.250%	705,000	423,028
1st Subordinated Series 2009B
08/01/44	6.500%	285,000	185,980
1st Subordinated Series 2010C
08/01/41	5.250%	2,160,000	1,306,908
Total			1,915,916
Total Municipal Bonds (Cost: $20,003,507)			$20,092,894

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.5%
Banking 0.4%
Citigroup Capital XIII (c)
10/30/40	7.875%	$194,745	$5,061,422
HSBC Holdings PLC
12/31/49	8.000%	46,285	1,198,781
M&T Bank Corp. (c)
12/31/49	6.375%	435	458,923
12/31/49	6.375%	2,703	2,848,962
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	57,630	1,606,148
State Street Corp. (c)
12/31/49	5.900%	49,555	1,301,810
U.S. Bancorp (c)
12/31/49	6.500%	105,200	3,099,192
Wells Fargo & Co. (c)
12/31/49	5.850%	111,260	2,877,184
Total			18,452,422
Brokerage/Asset Managers/Exchanges —%
Merrill Lynch Capital Trust I (c)
12/15/66	6.450%	40,000	1,026,000

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	$105,250	$2,659,668

Property & Casualty —%
Allstate Corp. (The) (c)
01/15/53	5.100%	58,605	1,536,037
Total Preferred Debt (Cost: $23,433,702)			$23,674,127

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.4%
Construction Machinery —%
North American Lifting Holdings, Inc. 1st Lien Term Loan (c)(o)
11/27/20	5.500%	$1,481,817	$1,437,362

Electric 0.1%
Calpine Corp. Tranche B Term Loan (c)(d)(o)
05/28/22	3.500%	3,000,000	2,992,170

Environmental —%
STI Infrastructure SARL Term Loan (c)(o)
08/22/20	6.250%	673,372	649,804

Gaming 0.1%
Golden Nugget, Inc. (c)(o)
Term Loan
11/21/19	5.500%	293,250	296,092
11/21/19	5.500%	684,250	690,880
Twin River Management Group, Inc. Term Loan (c)(o)
07/10/20	5.250%	1,434,288	1,429,812
Total			2,416,784

Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(o)
03/20/20	8.500%	90,000	89,719
U.S. Renal Care, Inc. 2nd Lien Term Loan (c)(o)
01/03/20	10.250%	193,000	194,689

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
United Surgical Partners International, Inc. Tranche B Term Loan (c)(o)
04/03/19	4.750%	$72,847	$72,847
Total			357,255

Independent Energy 0.1%
EMG Utica LLC Term Loan (c)(o)
03/27/20	4.750%	1,455,933	1,426,814
MEG Energy Corp. Term Loan (c)(o)
03/31/20	3.750%	1,477,108	1,452,558
Total			2,879,372

Midstream —%
Power Buyer LLC (c)(o)
1st Lien Term Loan
05/06/20	4.250%	1,312,917	1,312,104
05/06/20	4.250%	70,283	70,239
Total			1,382,343

Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (c)(o)
07/25/21	5.500%	1,488,750	1,341,111

Other Industry —%
Gim Channelview Cogen LLC Term Loan (c)(o)
05/08/20	4.250%	851,833	850,769

Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(o)
08/21/20	5.750%	148,000	149,480

Technology 0.1%
Applied Systems, Inc. 2nd Lien Term Loan (c)(o)
01/24/22	7.500%	15,000	15,075
First Data Corp. Term Loan (c)(o)
09/24/18	3.685%	1,500,000	1,498,860

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Riverbed Technology, Inc. Term Loan (c)(d)(o)
04/24/22	6.000%	$177,451	$179,115
Total			1,693,050

Transportation Services —%
OSG International, Inc. Term Loan (c)(o)
08/05/19	5.750%	1,488,750	1,499,916

Wirelines —%
Level 3 Financing, Inc. Tranche B3 Term Loan (c)(o)
08/01/19	4.000%	1,500,000	1,499,070
Total Senior Loans (Cost: $19,388,595)			$19,148,486

Issuer		Shares	Value

Common Stocks —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Lone Pine Resources Canada Ltd. (f)(h)(p)		3,118	$5,145
Lone Pine Resources, Inc., Class A (f)(g)(h)(p)		3,118	—
Total			5,145
TOTAL ENERGY			5,145
Total Common Stocks (Cost: $7,499)			$5,145

		Shares	Value

Fixed-Income Funds 0.5%
INVESTMENT GRADE 0.5%
Columbia Mortgage Opportunities Fund, Class I Shares(q)		2,503,632	$25,161,502
Total Fixed-Income Funds (Cost: $25,051,495)			$25,161,502

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills —%
UNITED STATES —%
U.S. Treasury Bills (k)
06/04/15	0.010%	$1,169,000	$1,168,998
06/11/15	0.000%	14,000	14,000
06/25/15	0.010%	254,000	253,998
Total			1,436,996
Total Treasury Bills (Cost: $1,436,996)			$1,436,996

		Shares	Value

Money Market Funds 7.4%
Columbia Short-Term Cash Fund, 0.114% (q)(r)		376,172,102	$376,172,102
Total Money Market Funds (Cost: $376,172,102)			$376,172,102
Total Investments (Cost: $5,487,136,341) (s)			$5,552,872,554(t)
Other Assets & Liabilities, Net			(445,723,406)
Net Assets			$5,107,149,148

At May 31, 2015, securities totaling $14,222,597 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at May 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
UBS	07/09/2015	7,246,000	EUR	7,954,949	USD	—	(7,310)

Futures Contracts Outstanding at May 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	156	USD	19,919,250	09/2015	139,843	—
US 2YR NOTE (CBT)	595	USD	130,221,331	09/2015	228,161	—
US 5YR NOTE (CBT)	457	USD	54,715,038	09/2015	190,457	—
US LONG BOND (CBT)	7	USD	1,089,375	09/2015	8,220	—
US ULTRA BOND (CBT)	578	USD	92,642,563	09/2015	1,083,514	—
Total			298,587,557		1,650,195	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(59)	EUR	(8,349,442)	06/2015	24,865	—
US 10YR NOTE (CBT)	(1,379)	USD	(176,081,063)	09/2015	—	(941,246)
US 5YR NOTE (CBT)	(1,053)	USD	(126,072,068)	09/2015	—	(680,428)
US ULTRA BOND (CBT)	(24)	USD	(3,846,750)	09/2015	—	(99,046)
Total			(314,349,323)		24,865	(1,720,720)

Credit Default Swap Contracts Outstanding at May 31, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Campbell Soup Co.	12/20/2019	1.000	1,770,000	(43,363)	30,901	(3,491)	—	(15,953)
Citibank	Campbell Soup Co.	03/20/2020	1.000	4,645,000	(112,726)	70,196	(9,161)	—	(51,691)
Citibank	D.R. Horton, Inc.	03/20/2020	1.000	4,180,000	77,337	(113,937)	(8,244)	—	(44,844)
Citibank	Energy Transfer Partners, LP	06/20/2020	1.000	1,960,000	36,672	(67,430)	(3,866)	—	(34,624)
Citibank	International Business Machines Corp.	06/20/2020	1.000	1,535,000	(39,044)	38,099	(3,027)	—	(3,972)
Citibank	Marriott International, Inc.	06/20/2020	1.000	6,605,000	(170,426)	170,426	—	—	—
Citibank	McDonald’s Corp.	06/20/2020	1.000	3,890,000	(116,800)	114,039	(7,672)	—	(10,433)
Citibank	Morgan Stanley	06/20/2020	1.000	3,900,000	(41,907)	31,748	(7,692)	—	(17,851)
Citibank	Nordstrom, Inc.	03/20/2020	1.000	1,955,000	(48,301)	52,580	(3,856)	423	—
Citibank	Toll Brothers, Inc.	03/20/2020	1.000	4,120,000	35,238	(60,587)	(8,126)	—	(33,475)
Goldman Sachs International	Anthem, Inc.	03/20/2020	1.000	1,960,000	(53,429)	55,421	(3,866)	—	(1,874)
Goldman Sachs International	Bank of America Corp.	06/20/2020	1.000	12,565,000	(209,555)	181,618	(24,781)	—	(52,718)
Goldman Sachs International	Barclays Bank, PLC	06/20/2020	1.000	7,850,000	(117,391)	117,391	—	—	—
Goldman Sachs International	Beazer Homes USA, Inc.	12/20/2019	5.000	2,780,000	(130,815)	45,554	(27,414)	—	(112,675)
Goldman Sachs International	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	4,650,000	403,568	(407,773)	(9,171)	—	(13,376)
Goldman Sachs International	Citigroup, Inc.	03/20/2020	1.000	6,240,000	(77,350)	56,826	(12,307)	—	(32,831)
Goldman Sachs International	Citigroup, Inc.	06/20/2020	1.000	10,258,000	(120,402)	98,364	(20,231)	—	(42,269)
Goldman Sachs International	ConocoPhillips	06/20/2020	1.000	3,075,000	(74,338)	82,655	(6,064)	2,253	—
Goldman Sachs International	Costco Wholesale Corp.	03/20/2020	1.000	1,770,000	(69,444)	64,333	(3,491)	—	(8,602)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Eaton Corp. PLC	06/20/2020	1.000	1,535,000	(40,611)	32,870	(3,027)	—	(10,768)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	13,205,000	(467,360)	405,678	(26,043)	—	(87,725)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	4,410,000	(156,082)	140,673	(8,698)	—	(24,107)
Goldman Sachs International	McDonald’s Corp.	03/20/2020	1.000	4,675,000	(138,486)	116,974	(9,220)	—	(30,732)
Goldman Sachs International	McDonald’s Corp.	06/20/2020	1.000	3,405,000	(102,237)	99,685	(6,716)	—	(9,268)
Goldman Sachs International	Morgan Stanley	06/20/2020	1.000	4,210,000	(45,238)	34,271	(8,303)	—	(19,270)
Goldman Sachs International	Nucor Corp.	12/20/2019	1.000	4,415,000	(79,149)	77,047	(8,707)	—	(10,809)
Goldman Sachs International	Textron, Inc.	12/20/2019	1.000	6,840,000	(87,349)	32,198	(13,490)	—	(68,641)
Goldman Sachs International	Toll Brothers, Inc.	03/20/2020	1.000	7,125,000	60,940	(114,342)	(14,052)	—	(67,454)
JPMorgan	Aetna, Inc.	06/20/2020	1.000	1,960,000	(72,455)	74,429	(3,866)	—	(1,892)
JPMorgan	Aetna, Inc.	06/20/2020	1.000	1,965,000	(72,639)	75,409	(3,876)	—	(1,106)
JPMorgan	Anadarko Petroleum Corp.	06/20/2020	1.000	1,960,000	(9,139)	(6,479)	(3,866)		(19,484)
JPMorgan	Barclays Bank, PLC	12/20/2019	1.000	1,000,000	22,453	(19,657)	(1,972)	824	—
JPMorgan	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	7,900,000	685,632	(696,691)	(15,580)	—	(26,639)
JPMorgan	D.R. Horton, Inc.	12/20/2019	1.000	4,145,000	59,006	(204,803)	(16,350)	—	(162,147)
JPMorgan	D.R. Horton, Inc.	06/20/2020	1.000	4,100,000	101,243	(101,243)	—	—	—
JPMorgan	Goldman Sachs Group, Inc.	06/20/2020	1.000	6,625,000	(45,337)	26,869	(13,066)	—	(31,534)
JPMorgan	Kinder Morgan, Inc.	06/20/2020	1.000	1,960,000	23,031	(32,010)	(3,866)	—	(12,845)
JPMorgan	L Brands, Inc.	06/20/2020	1.000	7,430,000	133,716	(135,399)	(14,654)	—	(16,337)
JPMorgan	McDonald’s Corp.	06/20/2020	1.000	1,975,000	(59,301)	57,899	(3,895)	—	(5,297)
Morgan Stanley	ConocoPhillips	06/20/2020	1.000	1,970,000	(47,625)	53,830	(3,885)	2,320	—
Morgan Stanley	ConocoPhillips	06/20/2020	1.000	987,500	(23,873)	26,480	(1,947)	660	—
Morgan Stanley	ConocoPhillips	06/20/2020	1.000	987,500	(23,873)	27,047	(1,947)	1,227	—
Morgan Stanley	General Mills, Inc.	06/20/2020	1.000	1,535,000	(50,134)	52,130	(3,027)	—	(1,031)
Morgan Stanley	Goldman Sachs Group, Inc.	03/20/2020	1.000	9,935,000	(79,481)	60,905	(19,594)	—	(38,170)
Morgan Stanley	Newmont Mining Corp.	06/20/2020	1.000	1,535,000	16,257	(14,078)	(3,027)	—	(848)
Morgan Stanley	Textron, Inc.	03/20/2020	1.000	1,930,000	(21,611)	23,014	(3,806)	—	(2,403)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	105,315,000	(250,789)	—	(1,038,523)	—	(1,289,312)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.000	74,052,916	17,844	—	(146,049)	—	(128,205)
Total								7,707	(2,543,212)

*Centrally cleared swap contract

Credit Default Swap Contracts Outstanding at May 31, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	FedEx Corp.	06/20/2020	1.000	0.505%	1,535,000	37,538	(38,124)	3,027	2,441	—
Goldman Sachs International	Barrick Gold Corp.	06/20/2020	1.000	1.651%	1,535,000	(47,808)	42,876	3,027	—	(1,905)
Goldman Sachs International	Canadian Natural Resources Ltd.	06/20/2020	1.000	1.220%	1,535,000	(16,232)	(10,229)	3,027	—	(23,434)
JPMorgan	Humana, Inc.	06/20/2020	1.000	0.410%	1,960,000	57,186	(48,337)	3,866	12,715	—
JPMorgan	Humana, Inc.	06/20/2020	1.000	0.410%	1,965,000	57,332	(52,646)	3,876	8,562	—
Morgan Stanley	Mondelez International, Inc.	06/20/2020	1.000	0.332%	1,535,000	50,765	(51,975)	3,027	1,817	—
Total									25,535	(25,339)

*  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at May 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.883	02/23/2017	USD	79,480,000	(172)	—	(369,993)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.818	04/14/2017	USD	83,472,000	(233)	—	(87,637)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.692	02/23/2020	USD	32,542,081	(139)	340,604	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.549	04/14/2020	USD	34,287,409	(190)	—	(7,299)
Total								340,604	(464,929)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of these securities amounted to $747,756,191 or 14.64% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2015, the value of these securities amounted to $597,604, which represents 0.01% of net assets.

(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $3,693,767, which represents 0.07% of net assets. Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
CompuCom Systems, Inc.
05/01/21 7.000%	05-02-2013 - 07-02-2013	299,532
Lone Pine Resources Canada Ltd.
02/15/17 10.375%	02-05-2014	—
Lone Pine Resources Canada Ltd.	02-05-2014	7,499
Lone Pine Resources, Inc., Class A	02-05-2014	—
RALI Trust
CMO IO Series 2006-QS18 Class 1AV
12/25/36 0.411%	05-04-2012	1,059,580
RALI Trust
CMO IO Series 2006-QS9 Class 1AV
07/25/36 0.620%	05-09-2012	861,055
RALI Trust
CMO IO Series 2007-QS1 Class 2AV
01/25/37 0.171%	05-07-2012	487,622
Syniverse Holdings, Inc.
01/15/19 9.125%	04-26-2012 - 07-30-2014	517,772

(g)	Negligible market value.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $5,145, which represents less than 0.01% of net assets.

(i)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Zero coupon bond.
(m)	Principal and interest may not be guaranteed by the government.
(n)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2015, the value of these securities amounted to $1,915,916 or 0.04% of net assets.

(o)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(p)	Non-income producing investment.
(q)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	—	25,051,495	—	25,051,495	68,959	347,952	25,161,502
Columbia Short-Term Cash Fund	321,626,587	1,701,792,666	(1,647,247,151)	376,172,102	—	271,929	376,172,102
Total	321,626,587	1,726,844,161	(1,647,247,151)	401,223,597	68,959	619,881	401,333,604

(r)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(s)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $5,487,136,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$92,217,000
Unrealized Depreciation	(26,480,000)
Net Unrealized Appreciation	$65,737,000

(t)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,683,860,761	7,163,998	1,691,024,759
Residential Mortgage-Backed Securities - Agency	—	961,562,636	—	961,562,636
Residential Mortgage-Backed Securities - Non-Agency	—	222,568,711	4,022,318	226,591,029
Commercial Mortgage-Backed Securities - Agency	—	107,520,462	12,320,677	119,841,139
Commercial Mortgage-Backed Securities - Non-Agency	—	237,066,705	98,901	237,165,606
Asset-Backed Securities - Agency	—	61,079,713	—	61,079,713
Asset-Backed Securities - Non-Agency	—	565,354,442	6,815,357	572,169,799
Inflation-Indexed Bonds	—	147,305,279	—	147,305,279
U.S. Treasury Obligations	859,919,116	12,038,812	—	871,957,928
U.S. Government & Agency Obligations	—	120,865,271	—	120,865,271
Foreign Government Obligations	—	77,618,143	—	77,618,143
Municipal Bonds	—	20,092,894	—	20,092,894
Preferred Debt	23,674,127	—	—	23,674,127
Senior Loans	—	15,377,263	3,771,223	19,148,486
Common Stocks
Energy	—	—	5,145	5,145
Fixed-Income Funds	25,161,502	—	—	25,161,502
Treasury Bills	1,436,996	—	—	1,436,996
Money Market Funds	376,172,102	—	—	376,172,102
Total Investments	1,286,363,843	4,232,311,092	34,197,619	5,552,872,554
Derivatives
Assets
Futures Contracts	1,675,060	—	—	1,675,060
Swap Contracts	—	373,846	—	373,846
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,310)	—	(7,310)
Futures Contracts	(1,720,720)	—	—	(1,720,720)
Swap Contracts	—	(3,033,480)	—	(3,033,480)
Total	1,286,318,183	4,229,644,148	34,197,619	5,550,159,950

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund foes not hold any significant investments (greater than one percent of the net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Certain corporate bonds, senior loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
10,574,344	8,333,210	8,333,210	10,574,344

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Small Cap Equity Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 11.8%
Auto Components 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	159,102	$3,995,051
Dorman Products, Inc. (a)	101,275	4,725,491
Tenneco, Inc. (a)	40,000	2,348,800
Tower International, Inc. (a)	203,725	5,604,475
Total		16,673,817
Automobiles 0.4%
Thor Industries, Inc.	67,123	4,100,544
Diversified Consumer Services 1.4%
2U, Inc. (a)	66,864	1,856,145
Grand Canyon Education, Inc. (a)	95,500	4,078,805
Nord Anglia Education, Inc. (a)	98,312	2,546,281
ServiceMaster Global Holdings, Inc. (a)	133,709	4,491,285
Total		12,972,516
Hotels, Restaurants & Leisure 1.8%
Bloomin’ Brands, Inc.	38,500	864,710
ClubCorp Holdings, Inc.	85,195	1,936,482
Dave & Buster’s Entertainment, Inc. (a)	101,587	3,213,197
Diamond Resorts International, Inc. (a)	45,791	1,424,100
La Quinta Holdings, Inc. (a)	62,266	1,547,933
Penn National Gaming, Inc. (a)	87,000	1,446,810
Red Robin Gourmet Burgers, Inc. (a)	38,029	3,171,238
Six Flags Entertainment Corp.	30,193	1,475,230
Sonic Corp.	45,386	1,367,934
Total		16,447,634
Household Durables 0.6%
Helen of Troy Ltd. (a)	35,669	3,120,681
Libbey, Inc.	37,864	1,495,628
Ryland Group, Inc. (The)	33,100	1,392,517
Total		6,008,826
Internet & Catalog Retail 0.1%
Wayfair, Inc., Class A (a)	44,952	1,343,615
Leisure Products 0.3%
Callaway Golf Co.	210,532	1,987,422
Nautilus, Inc. (a)	52,732	1,113,700
Total		3,101,122
Media 1.5%
Entravision Communications Corp., Class A	738,076	4,982,013

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Gray Television, Inc. (a)	145,443	$2,321,270
Media General, Inc. (a)	105,000	1,738,800
Morningstar, Inc.	26,700	2,063,910
New Media Investment Group, Inc.	54,007	1,189,234
Sinclair Broadcast Group, Inc., Class A	56,500	1,697,260
Total		13,992,487
Multiline Retail 0.1%
Burlington Stores, Inc. (a)	25,773	1,360,041
Specialty Retail 2.9%
American Eagle Outfitters, Inc.	134,000	2,193,580
Ascena Retail Group, Inc. (a)	100,260	1,481,843
Cato Corp. (The), Class A	72,376	2,698,901
Chico’s FAS, Inc.	136,596	2,268,860
Children’s Place, Inc. (The)	29,000	1,896,600
Express, Inc. (a)	84,845	1,496,666
Genesco, Inc. (a)	36,159	2,393,364
Hibbett Sports, Inc. (a)	50,400	2,346,120
Kirkland’s, Inc. (a)	180,402	4,739,160
Party City Holdco, Inc. (a)	93,000	2,022,750
Select Comfort Corp. (a)	42,277	1,316,929
TravelCenters of America LLC (a)	122,000	1,920,280
Total		26,775,053
Textiles, Apparel & Luxury Goods 0.9%
G-III Apparel Group Ltd. (a)	31,505	1,791,374
Sequential Brands Group, Inc. (a)	120,000	1,676,400
Skechers U.S.A., Inc., Class A (a)	42,312	4,479,572
Total		7,947,346
TOTAL CONSUMER DISCRETIONARY		110,723,001
CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.7%
SpartanNash Co.	45,000	1,406,700
SUPERVALU, Inc. (a)	135,000	1,192,050
Weis Markets, Inc.	83,787	3,617,085
Total		6,215,835
Food Products 0.6%
Cal-Maine Foods, Inc.	30,039	1,702,911
John B. Sanfilippo & Son, Inc.	28,978	1,466,576
Pinnacle Foods, Inc.	37,554	1,582,901
TreeHouse Foods, Inc. (a)	19,000	1,355,270
Total		6,107,658

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	20,700	$1,047,420
TOTAL CONSUMER STAPLES		13,370,913
ENERGY 3.7%
Energy Equipment & Services 1.1%
C&J Energy Services Ltd. (a)	80,000	1,202,400
Helix Energy Solutions Group, Inc. (a)	86,000	1,347,620
Patterson-UTI Energy, Inc.	247,660	5,002,732
Precision Drilling Corp.	385,461	2,547,897
Total		10,100,649
Oil, Gas & Consumable Fuels 2.6%
Aegean Marine Petroleum Network, Inc.	96,700	1,375,074
Callon Petroleum Co. (a)	197,174	1,549,788
Contango Oil & Gas Co. (a)	68,000	937,040
Delek U.S. Holdings, Inc.	46,300	1,752,918
Gulfport Energy Corp. (a)	75,896	3,275,672
Matador Resources Co. (a)	268,050	7,382,097
PDC Energy, Inc. (a)	127,538	7,606,366
Teekay Tankers Ltd., Class A	158,800	1,071,900
Total		24,950,855
TOTAL ENERGY		35,051,504
FINANCIALS 19.4%
Banks 7.2%
Ameris Bancorp	55,700	1,403,083
Associated Banc-Corp.	199,003	3,775,087
Bank of the Ozarks, Inc.	56,000	2,462,320
Capital Bank Financial Corp. Class A (a)	26,085	743,944
Community Bank System, Inc.	72,500	2,559,975
Customers Bancorp, Inc. (a)	60,800	1,526,080
First Midwest Bancorp, Inc.	233,232	4,142,200
FirstMerit Corp.	109,000	2,140,760
Fulton Financial Corp.	266,926	3,379,283
Hancock Holding Co.	120,302	3,504,397
Hilltop Holdings, Inc. (a)	82,900	1,809,707
Independent Bank Corp.	65,600	2,959,216
National Penn Bancshares, Inc.	362,061	3,874,053
Old National Bancorp	282,204	3,840,797
PrivateBancorp, Inc.	80,800	3,080,904
Renasant Corp.	92,500	2,723,200
Sandy Spring Bancorp, Inc.	214,906	5,617,643
Sterling Bancorp	207,100	2,797,921

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Umpqua Holdings Corp.	140,900	$2,478,431
Union Bankshares Corp.	100,800	2,178,288
WesBanco, Inc.	88,839	2,810,866
Western Alliance Bancorp (a)	94,000	2,946,900
Wilshire Bancorp, Inc.	216,000	2,384,640
Wintrust Financial Corp.	51,500	2,580,150
Total		67,719,845
Capital Markets 1.2%
GAMCO Investors, Inc., Class A	48,510	3,346,705
Triplepoint Venture Growth BDC Corp.	36,645	498,372
Virtu Financial, Inc. Class A (a)	81,000	1,773,495
Westwood Holdings Group, Inc.	82,300	4,670,525
WisdomTree Investments, Inc.	55,976	1,195,647
Total		11,484,744
Consumer Finance 0.2%
Springleaf Holdings, Inc. (a)	44,392	2,109,508
Diversified Financial Services 0.4%
Levy Acquisition Corp. (a)	103,674	1,674,335
PHH Corp. (a)	62,800	1,732,652
Total		3,406,987
Insurance 3.1%
American Equity Investment Life Holding Co.	175,910	4,469,873
AMERISAFE, Inc.	66,300	2,833,662
Amtrust Financial Services, Inc.	42,000	2,527,560
Argo Group International Holdings Ltd.	50,400	2,653,560
CNO Financial Group, Inc.	100,000	1,800,000
Crawford & Co., Class B	255,518	1,862,726
First American Financial Corp.	140,188	5,006,114
Horace Mann Educators Corp.	52,094	1,793,075
Symetra Financial Corp.	113,900	2,785,994
United Fire Group, Inc.	115,727	3,530,831
Total		29,263,395
Real Estate Investment Trusts (REITs) 4.9%
American Assets Trust, Inc.	67,000	2,636,450
BioMed Realty Trust, Inc.	194,140	3,958,515
Brandywine Realty Trust	385,346	5,425,672
Chatham Lodging Trust	43,100	1,204,214
Colony Capital, Inc.	157,153	4,032,546
Cousins Properties, Inc.	237,010	2,287,146
CubeSmart	97,400	2,317,146
First Industrial Realty Trust, Inc.	71,800	1,400,818
Geo Group, Inc. (The)	33,100	1,255,483

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	612,524	$3,895,653
Highwoods Properties, Inc.	53,000	2,223,350
Kilroy Realty Corp.	33,700	2,327,659
Kite Realty Group Trust	138,271	3,740,230
LaSalle Hotel Properties	35,200	1,283,392
RLJ Lodging Trust	47,000	1,420,810
Ryman Hospitality Properties, Inc.	24,446	1,347,219
Summit Hotel Properties, Inc.	101,906	1,361,464
Sun Communities, Inc.	65,900	4,158,949
Total		46,276,716
Real Estate Management & Development 0.4%
Kennedy-Wilson Holdings, Inc.	142,542	3,644,799
Thrifts & Mortgage Finance 2.0%
EverBank Financial Corp.	116,700	2,151,948
HomeStreet, Inc. (a)	67,431	1,553,610
LendingTree, Inc. (a)	20,048	1,188,045
MGIC Investment Corp. (a)	135,300	1,468,005
Provident Financial Services, Inc.	227,079	4,128,296
Radian Group, Inc.	456,575	8,181,824
Total		18,671,728
TOTAL FINANCIALS		182,577,722
HEALTH CARE 17.9%
Biotechnology 5.3%
Agenus, Inc. (a)	273,057	2,233,606
AMAG Pharmaceuticals, Inc. (a)	24,756	1,722,522
Amicus Therapeutics, Inc. (a)	155,515	1,914,390
Bluebird Bio, Inc. (a)	9,718	1,887,721
Cepheid (a)	23,923	1,319,832
Clovis Oncology, Inc. (a)	22,811	2,108,649
Dyax Corp. (a)	45,357	1,194,703
Dynavax Technologies Corp. (a)	84,842	1,931,852
Eagle Pharmaceuticals, Inc. (a)	24,631	1,788,950
Esperion Therapeutics, Inc. (a)	23,238	2,498,317
Halozyme Therapeutics, Inc. (a)	98,598	1,710,675
Ligand Pharmaceuticals, Inc. (a)	72,887	6,422,074
Merrimack Pharmaceuticals, Inc. (a)	124,511	1,469,230
Momenta Pharmaceuticals, Inc. (a)	78,041	1,549,114
Novavax, Inc. (a)	192,694	1,734,246
Progenics Pharmaceuticals, Inc. (a)	226,852	1,277,177
Prothena Corp. PLC (a)	38,988	1,537,687
PTC Therapeutics, Inc. (a)	28,410	1,650,337
Receptos, Inc. (a)	9,526	1,570,742
Repligen Corp. (a)	157,000	6,399,320

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Sage Therapeutics, Inc. (a)	22,234	$1,664,660
TESARO, Inc. (a)	18,471	1,085,356
TG Therapeutics, Inc. (a)	95,245	1,499,156
ZIOPHARM Oncology, Inc. (a)	133,817	1,268,585
Total		49,438,901
Health Care Equipment & Supplies 5.1%
Abaxis, Inc.	36,825	1,955,776
ABIOMED, Inc. (a)	17,322	1,034,470
Align Technology, Inc. (a)	78,500	4,762,595
Analogic Corp.	40,732	3,446,335
AtriCure, Inc. (a)	88,843	2,038,059
Cantel Medical Corp.	162,350	7,559,016
Globus Medical, Inc., Class A (a)	91,000	2,360,540
Hill-Rom Holdings, Inc.	28,322	1,460,282
LDR Holding Corp. (a)	38,939	1,577,808
Merit Medical Systems, Inc. (a)	249,702	5,133,873
Neogen Corp. (a)	179,687	8,398,570
Nevro Corp. (a)	35,469	1,802,889
Syneron Medical Ltd. (a)	285,704	2,985,607
Vascular Solutions, Inc. (a)	118,907	3,879,935
Total		48,395,755
Health Care Providers & Services 3.4%
Acadia Healthcare Co., Inc. (a)	21,809	1,616,919
AMN Healthcare Services, Inc. (a)	63,740	1,694,847
Amsurg Corp. (a)	26,598	1,791,109
Health Net, Inc. (a)	19,274	1,199,614
Healthways, Inc. (a)	57,000	864,120
Kindred Healthcare, Inc.	100,100	2,293,291
LHC Group, Inc. (a)	66,000	2,426,160
LifePoint Health, Inc. (a)	33,800	2,544,802
Molina Healthcare, Inc. (a)	71,670	5,213,276
National Research Corp., Class A	145,600	2,035,488
National Research Corp., Class B	67,879	2,178,916
PharMerica Corp. (a)	95,000	3,159,700
U.S. Physical Therapy, Inc.	31,343	1,562,762
VCA, Inc. (a)	58,000	3,042,680
Total		31,623,684
Health Care Technology 2.5%
HealthStream, Inc. (a)	255,225	7,240,733
MedAssets, Inc. (a)	69,000	1,440,030
Medidata Solutions, Inc. (a)	105,009	6,091,572
Omnicell, Inc. (a)	233,400	8,631,132
Total		23,403,467

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A (a)	11,184	$1,614,634
Bio-Techne Corp.	25,200	2,551,500
Cambrex Corp. (a)	38,070	1,523,562
ICON PLC (a)	37,967	2,462,919
PAREXEL International Corp. (a)	27,000	1,794,690
Total		9,947,305
Pharmaceuticals 0.6%
Catalent, Inc. (a)	92,500	2,956,300
Cempra, Inc. (a)	33,664	1,235,805
Tetraphase Pharmaceuticals, Inc. (a)	30,577	1,311,142
Total		5,503,247
TOTAL HEALTH CARE		168,312,359
INDUSTRIALS 14.5%
Aerospace & Defense 0.5%
Aerojet Rocketdyne Holdings, Inc. (a)	68,559	1,422,600
Astronics Corp. (a)	21,698	1,516,473
Hexcel Corp.	30,555	1,504,528
Total		4,443,601
Air Freight & Logistics 0.2%
XPO Logistics, Inc. (a)	39,249	1,929,481
Airlines 0.3%
Alaska Air Group, Inc.	20,700	1,338,048
JetBlue Airways Corp. (a)	103,000	2,076,480
Total		3,414,528
Building Products 2.0%
AAON, Inc.	335,750	7,947,203
Apogee Enterprises, Inc.	27,040	1,452,859
Builders FirstSource, Inc. (a)	148,317	1,821,333
Patrick Industries, Inc. (a)	18,699	1,118,200
Simpson Manufacturing Co., Inc.	153,225	5,197,392
Trex Co., Inc. (a)	22,907	1,159,094
Total		18,696,081
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	57,000	1,849,080
Deluxe Corp.	43,500	2,776,605
Healthcare Services Group, Inc.	136,000	4,108,560
Interface, Inc.	77,297	1,664,204
Mobile Mini, Inc.	60,500	2,400,640
Rollins, Inc.	164,925	4,093,439
Steelcase, Inc., Class A	268,638	4,620,574
United Stationers, Inc.	36,600	1,421,544

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
West Corp.	69,700	$2,132,820
Total		25,067,466
Construction & Engineering 1.3%
Comfort Systems U.S.A., Inc.	72,810	1,634,585
Dycom Industries, Inc. (a)	34,747	2,000,732
EMCOR Group, Inc.	117,511	5,331,474
MYR Group, Inc. (a)	48,407	1,432,847
Tutor Perini Corp. (a)	72,900	1,527,984
Total		11,927,622
Electrical Equipment 0.2%
Acuity Brands, Inc.	10,410	1,837,261
Industrial Conglomerates 0.4%
Raven Industries, Inc.	199,000	3,832,740
Machinery 3.5%
Global Brass & Copper Holdings, Inc.	267,223	4,604,252
Greenbrier Companies, Inc. (The)	30,429	1,832,739
John Bean Technologies Corp.	49,387	1,855,469
Kadant, Inc.	30,201	1,422,467
LB Foster Co., Class A	110,692	4,222,900
Mueller Industries, Inc.	109,252	3,808,525
Proto Labs, Inc. (a)	90,450	6,257,331
Sun Hydraulics Corp.	156,400	5,846,232
Trinity Industries, Inc.	50,000	1,499,500
Wabash National Corp. (a)	109,537	1,483,131
Total		32,832,546
Professional Services 2.0%
Advisory Board Co. (The) (a)	106,960	5,430,359
Insperity, Inc.	27,836	1,464,730
Korn/Ferry International	134,530	4,317,068
On Assignment, Inc. (a)	72,000	2,699,280
TrueBlue, Inc. (a)	192,663	5,487,042
Total		19,398,479
Road & Rail 1.1%
Covenant Transportation Group, Inc. Class A (a)	42,616	1,317,260
Old Dominion Freight Line, Inc. (a)	67,370	4,581,834
Swift Transportation Co. (a)	188,500	4,386,395
Total		10,285,489
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc. (a)	49,000	1,536,640

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Neff Corp. Class A (a)	103,215	$1,058,986
Total		2,595,626
TOTAL INDUSTRIALS		136,260,920
INFORMATION TECHNOLOGY 20.7%
Communications Equipment 0.5%
Applied Optoelectronics, Inc. (a)	84,556	1,510,170
CommScope Holding Co., Inc. (a)	53,727	1,674,671
Infinera Corp. (a)	77,024	1,589,775
Total		4,774,616
Electronic Equipment, Instruments & Components 2.2%
FARO Technologies, Inc. (a)	82,200	3,586,386
II-VI, Inc. (a)	86,800	1,620,556
IPG Photonics Corp. (a)	16,239	1,540,107
Mesa Laboratories, Inc.	57,367	5,063,211
RealD, Inc. (a)	112,509	1,419,864
Rogers Corp. (a)	79,200	5,722,200
Universal Display Corp. (a)	34,047	1,828,664
Total		20,780,988
Internet Software & Services 4.1%
CoStar Group, Inc. (a)	28,325	5,917,376
Endurance International Group Holdings, Inc. (a)	86,308	1,754,642
GrubHub, Inc. (a)	33,715	1,359,389
j2 Global, Inc.	21,595	1,434,124
LogMeIn, Inc. (a)	22,037	1,398,688
NIC, Inc.	262,000	4,414,700
Q2 Holdings, Inc. (a)	63,165	1,497,642
SciQuest, Inc. (a)	209,750	3,200,785
SPS Commerce, Inc. (a)	127,146	8,267,033
Stamps.com, Inc. (a)	116,750	7,856,107
Xoom Corp. (a)	76,030	1,430,124
Total		38,530,610
IT Services 0.6%
CACI International, Inc., Class A (a)	39,450	3,377,709
MAXIMUS, Inc.	24,977	1,632,747
Sykes Enterprises, Inc. (a)	9,432	228,537
Total		5,238,993
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. (a)	55,407	1,580,208
Cavium, Inc. (a)	17,056	1,200,231
Cirrus Logic, Inc. (a)	51,030	1,926,383
Entegris, Inc. (a)	111,366	1,551,328

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International, Inc. (a)	117,000	$2,330,640
Formfactor, Inc. (a)	164,018	1,527,008
Inphi Corp. (a)	93,882	2,247,535
Integrated Device Technology, Inc. (a)	178,264	4,216,835
IXYS Corp.	99,900	1,217,781
Kulicke & Soffa Industries, Inc. (a)	147,275	1,952,867
MaxLinear, Inc., Class A (a)	153,055	1,533,611
Micrel, Inc.	126,700	1,763,664
NVE Corp.	43,550	3,128,196
Rudolph Technologies, Inc. (a)	111,492	1,420,408
Sigma Designs, Inc. (a)	174,164	1,492,585
Silicon Laboratories, Inc. (a)	28,875	1,600,830
SunEdison, Inc. (a)	139,898	4,192,743
Total		34,882,853
Software 9.1%
ACI Worldwide, Inc. (a)	293,500	6,988,235
Advent Software, Inc.	92,775	4,059,834
AVG Technologies NV (a)	173,932	4,264,813
Barracuda Networks, Inc. (a)	26,237	1,032,163
Blackbaud, Inc.	127,575	6,539,494
Bottomline Technologies de, Inc. (a)	231,000	6,082,230
BroadSoft, Inc. (a)	46,794	1,708,449
Ebix, Inc.	37,421	1,332,188
Ellie Mae, Inc. (a)	28,676	1,812,897
Exa Corp. (a)	198,157	2,282,769
Fair Isaac Corp.	17,661	1,549,223
FleetMatics Group PLC (a)	105,000	4,390,050
Gigamon, Inc. (a)	62,245	1,914,656
HubSpot, Inc. (a)	38,107	1,935,835
Imperva, Inc. (a)	36,810	2,238,416
Infoblox, Inc. (a)	59,982	1,558,932
Mentor Graphics Corp.	96,700	2,524,837
Netscout Systems, Inc. (a)	84,397	3,382,632
Paycom Software, Inc. (a)	55,576	1,931,822
Pegasystems, Inc.	170,365	3,724,179
Proofpoint, Inc. (a)	26,031	1,539,213
PROS Holdings, Inc. (a)	235,623	4,535,743
PTC, Inc. (a)	143,747	5,932,439
QLIK Technologies, Inc. (a)	42,903	1,551,801
Tableau Software, Inc., Class A (a)	19,665	2,226,275
Tyler Technologies, Inc. (a)	49,875	6,058,815
Ultimate Software Group, Inc. (The) (a)	8,789	1,421,972
Verint Systems, Inc. (a)	22,118	1,430,371
Total		85,950,283

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 0.5%
Immersion Corp. (a)	135,084	$1,633,166
QLogic Corp. (a)	100,425	1,558,596
Super Micro Computer, Inc. (a)	51,000	1,706,460
Total		4,898,222
TOTAL INFORMATION TECHNOLOGY		195,056,565
MATERIALS 4.8%
Chemicals 2.6%
A. Schulman, Inc.	92,788	3,968,543
Axiall Corp.	38,000	1,432,980
Balchem Corp.	90,300	5,098,338
Cytec Industries, Inc.	91,690	5,546,328
LSB Industries, Inc. (a)	34,386	1,462,437
Orion Engineered Carbons SA	205,800	4,146,870
Scotts Miracle-Gro Co., Class A	21,116	1,293,566
Sensient Technologies Corp.	21,713	1,469,970
Total		24,419,032
Construction Materials 0.2%
US Concrete, Inc. (a)	51,405	1,942,595
Metals & Mining 1.0%
AK Steel Holding Corp. (a)	230,000	1,209,800
Carpenter Technology Corp.	24,900	1,016,916
Globe Specialty Metals, Inc.	92,504	1,788,102
Kaiser Aluminum Corp.	42,439	3,443,076
Materion Corp.	54,900	2,041,731
Total		9,499,625
Paper & Forest Products 1.0%
Boise Cascade Co. (a)	40,000	1,417,600
Clearwater Paper Corp. (a)	60,177	3,611,222
KapStone Paper and Packaging Corp.	47,000	1,266,650
Neenah Paper, Inc.	45,600	2,749,224
Total		9,044,696
TOTAL MATERIALS		44,905,948
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
RingCentral, Inc., Class A (a)	107,734	1,841,174
TOTAL TELECOMMUNICATION SERVICES		1,841,174

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.8%
Electric Utilities 0.5%
Portland General Electric Co.	134,429	$4,699,638
Gas Utilities 0.7%
New Jersey Resources Corp.	80,100	2,408,607
South Jersey Industries, Inc.	71,924	1,898,074
Southwest Gas Corp.	29,000	1,579,340
Total		5,886,021
Independent Power and Renewable Electricity Producers 0.4%
Dynegy, Inc. (a)	47,600	1,539,384
TerraForm Power, Inc., Class A	15,700	630,041
Vivint Solar, Inc. (a)	115,817	1,667,765
Total		3,837,190
Multi-Utilities 1.2%
Avista Corp.	210,461	6,734,752
Vectren Corp.	111,630	4,752,089
Total		11,486,841
TOTAL UTILITIES		25,909,690
Total Common Stocks (Cost: $800,284,082)		$914,009,796

	Shares	Value

Exchange-Traded Funds 0.3%
iShares Russell 2000 ETF	20,000	$2,478,400
Total Exchange-Traded Funds (Cost: $2,459,200)		$2,478,400

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	21,459,071	$21,459,071
Total Money Market Funds (Cost: $21,459,071)		$21,459,071

Total Investments (Cost: $824,202,353) (d)		$937,947,267(e)
Other Assets & Liabilities, Net		1,879,302
Net Assets		$939,826,569

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,307,999	267,236,867	(263,085,795)	21,459,071	17,179	21,459,071

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $824,202,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$129,936,000
Unrealized Depreciation	(16,191,000)
Net Unrealized Appreciation	$113,745,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	110,723,001	—	—	110,723,001
Consumer Staples	13,370,913	—	—	13,370,913
Energy	35,051,504	—	—	35,051,504
Financials	182,577,722	—	—	182,577,722
Health Care	168,312,359	—	—	168,312,359
Industrials	136,260,920	—	—	136,260,920
Information Technology	195,056,565	—	—	195,056,565
Materials	44,905,948	—	—	44,905,948
Telecommunication Services	1,841,174	—	—	1,841,174
Utilities	25,909,690	—	—	25,909,690
Total Common Stocks	914,009,796	—	—	914,009,796
Exchange-Traded Funds	2,478,400	—	—	2,478,400
Money Market Funds	21,459,071	—	—	21,459,071
Total Investments	937,947,267	—	—	937,947,267

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Balanced Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 62.5%
CONSUMER DISCRETIONARY 7.3%
Auto Components 1.1%
Delphi Automotive PLC	391,180	$34,024,836
Hotels, Restaurants & Leisure 0.8%
Aramark	334,665	10,491,748
Hilton Worldwide Holdings, Inc. (a)	98,999	2,867,011
Las Vegas Sands Corp.	28,645	1,456,025
McDonald’s Corp.	95,815	9,191,533
Total		24,006,317
Household Durables 0.3%
Mohawk Industries, Inc. (a)	40,044	7,473,812
Internet & Catalog Retail 0.8%
Priceline Group, Inc. (The) (a)	19,995	23,434,940
Media 2.8%
CBS Corp., Class B Non Voting	458,185	28,279,178
Comcast Corp., Class A	752,136	43,969,871
Twenty-First Century Fox, Inc., Class A	360,690	12,119,184
Total		84,368,233
Specialty Retail 1.2%
Lowe’s Companies, Inc.	354,327	24,795,803
Michaels Companies, Inc. (The) (a)	420,707	11,510,544
Total		36,306,347
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	97,581	10,210,876
TOTAL CONSUMER DISCRETIONARY		219,825,361
CONSUMER STAPLES 4.8%
Beverages 1.9%
Diageo PLC, ADR	198,324	22,006,031
PepsiCo, Inc.	379,138	36,560,277
Total		58,566,308
Food & Staples Retailing 2.1%
CVS Health Corp.	502,480	51,443,902
Walgreens Boots Alliance, Inc.	141,359	12,134,257
Total		63,578,159

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 0.8%
Philip Morris International, Inc.	280,470	$23,298,643
TOTAL CONSUMER STAPLES		145,443,110
ENERGY 4.0%
Energy Equipment & Services 0.6%
Halliburton Co.	146,770	6,663,358
Schlumberger Ltd.	140,795	12,779,962
Total		19,443,320
Oil, Gas & Consumable Fuels 3.4%
Canadian Natural Resources Ltd.	545,435	16,821,216
Chevron Corp.	367,341	37,836,123
ConocoPhillips	110,574	7,041,352
Noble Energy, Inc.	233,463	10,221,010
Range Resources Corp.	176,410	9,774,878
Williams Companies, Inc. (The)	389,235	19,889,909
Total		101,584,488
TOTAL ENERGY		121,027,808
FINANCIALS 12.5%
Banks 6.1%
Bank of America Corp.	2,606,029	42,999,478
Citigroup, Inc.	961,247	51,984,238
JPMorgan Chase & Co.	912,328	60,012,936
Wells Fargo & Co.	502,121	28,098,691
Total		183,095,343
Capital Markets 2.4%
BlackRock, Inc.	116,281	42,533,264
Goldman Sachs Group, Inc. (The)	140,805	29,032,583
Total		71,565,847
Consumer Finance 1.7%
American Express Co.	638,775	50,923,143
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B (a)	280,780	40,151,540
Insurance 0.9%
Aon PLC	257,982	26,112,938

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 0.1%
Rayonier, Inc.	180,490	$4,660,252
TOTAL FINANCIALS		376,509,063
HEALTH CARE 8.8%
Biotechnology 2.2%
Biogen, Inc. (a)	38,915	15,448,866
Celgene Corp. (a)	269,377	30,827,504
Vertex Pharmaceuticals, Inc. (a)	151,010	19,373,073
Total		65,649,443
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	670,495	32,586,057
Medtronic PLC	727,344	55,510,894
St. Jude Medical, Inc.	266,277	19,637,929
Total		107,734,880
Health Care Providers & Services 1.4%
Cardinal Health, Inc.	217,521	19,178,826
CIGNA Corp.	170,419	24,000,108
Total		43,178,934
Pharmaceuticals 1.6%
Johnson & Johnson	381,605	38,213,925
Perrigo Co. PLC	43,345	8,248,553
Total		46,462,478
TOTAL HEALTH CARE		263,025,735
INDUSTRIALS 7.6%
Aerospace & Defense 2.5%
Honeywell International, Inc.	452,133	47,112,258
United Technologies Corp.	235,999	27,652,003
Total		74,764,261
Air Freight & Logistics 0.6%
FedEx Corp.	108,622	18,815,503
Building Products 0.3%
Fortune Brands Home & Security, Inc.	197,377	9,051,709
Commercial Services & Supplies 0.8%
Tyco International PLC	597,621	24,119,984

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.2%
General Electric Co.	1,350,685	$36,833,180
Professional Services 2.0%
Dun & Bradstreet Corp. (The)	102,110	13,062,932
IHS, Inc., Class A (a)	82,535	10,184,819
Nielsen NV	827,705	37,238,448
Total		60,486,199
Road & Rail 0.2%
Kansas City Southern	45,681	4,134,131
TOTAL INDUSTRIALS		228,204,967
INFORMATION TECHNOLOGY 14.2%
Communications Equipment 0.8%
QUALCOMM, Inc.	363,904	25,356,831
Internet Software & Services 3.0%
Alibaba Group Holding Ltd., ADR (a)	120,870	10,796,109
Facebook, Inc., Class A (a)	279,090	22,101,137
Google, Inc., Class A (a)	37,959	20,699,802
Google, Inc., Class C (a)	71,293	37,935,718
Total		91,532,766
IT Services 1.2%
MasterCard, Inc., Class A	394,055	36,355,514
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	570,108	32,410,640
Skyworks Solutions, Inc.	131,143	14,341,798
Total		46,752,438
Software 3.8%
Activision Blizzard, Inc.	1,325,095	33,471,900
Electronic Arts, Inc. (a)	322,057	20,210,687
Intuit, Inc.	142,465	14,837,730
Microsoft Corp.	951,834	44,602,941
Total		113,123,258
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	638,745	83,215,699
EMC Corp.	794,300	20,921,862

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Co.	317,941	$10,619,229
Total		114,756,790
TOTAL INFORMATION TECHNOLOGY		427,877,597
MATERIALS 1.6%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	246,015	24,872,116
Monsanto Co.	204,175	23,884,392
Total		48,756,508
TOTAL MATERIALS		48,756,508
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	1,031,019	50,973,579
TOTAL TELECOMMUNICATION SERVICES		50,973,579
Total Common Stocks (Cost: $1,449,829,444)		$1,881,643,728

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.9%
Aerospace & Defense 0.2%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	$2,000,000	$2,065,664
Bombardier, Inc. (b)
03/15/20	7.750%	31,000	32,008
03/15/25	7.500%	85,000	81,281
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	64,000	66,560
L-3 Communications Corp.
02/15/21	4.950%	1,844,000	1,984,216
Lockheed Martin Corp.
03/01/25	2.900%	2,600,000	2,562,550
TransDigm, Inc.
10/15/20	5.500%	4,000	4,000
07/15/21	7.500%	35,000	37,887
07/15/24	6.500%	100,000	102,000
TransDigm, Inc. (b)
05/15/25	6.500%	94,000	96,115
Total			7,032,281
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	28,000	28,840
03/15/21	6.250%	75,000	79,313

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Ford Motor Credit Co. LLC
01/16/18	2.375%	$2,000,000	$2,027,630
Gates Global LLC/Co. (b)
07/15/22	6.000%	103,000	95,017
General Motors Co.
10/02/23	4.875%	256,000	272,812
Jaguar Land Rover Automotive PLC (b)
03/15/20	3.500%	200,000	199,664
Schaeffler Finance BV (b)
05/15/21	4.250%	196,000	196,490
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	65,000	69,144
Tenneco, Inc.
12/15/24	5.375%	29,000	30,160
ZF North America Capital, Inc. (b)
04/29/25	4.750%	160,000	160,000
Total			3,159,070
Banking 2.2%
Ally Financial, Inc.
02/15/17	5.500%	54,000	56,430
01/27/19	3.500%	31,000	30,768
03/15/20	8.000%	228,000	269,610
02/13/22	4.125%	186,000	181,350
05/19/22	4.625%	57,000	57,000
09/30/24	5.125%	190,000	194,275
03/30/25	4.625%	52,000	50,960
BB&T Corp. (c)
12/01/16	0.713%	2,000,000	1,999,286
Bank of America Corp.
01/05/21	5.875%	6,000,000	6,924,990
Barclays Bank PLC
05/15/24	3.750%	2,500,000	2,586,190
Bear Stearns Companies LLC (The)
02/01/18	7.250%	3,575,000	4,083,744
Capital One Financial Corp.
07/15/21	4.750%	2,815,000	3,111,664
Citigroup, Inc.
05/15/18	6.125%	5,250,000	5,879,013
Credit Suisse
09/09/24	3.625%	2,500,000	2,543,948
Discover Financial Services
11/21/22	3.850%	2,700,000	2,756,875
Fifth Third Bancorp
03/15/22	3.500%	2,150,000	2,229,346
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	5,500,000	5,612,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
HSBC Holdings PLC
04/05/21	5.100%	$3,100,000	$3,510,183
ING Bank NV (b)(c)
03/16/18	0.821%	3,000,000	3,000,000
Morgan Stanley
01/25/21	5.750%	3,400,000	3,926,085
PNC Bank NA
01/30/23	2.950%	3,307,000	3,272,941
Regions Financial Corp.
05/15/18	2.000%	3,180,000	3,180,709
Royal Bank of Scotland Group PLC
05/28/24	5.125%	149,000	153,248
Royal Bank of Scotland PLC (The)
08/24/20	5.625%	1,625,000	1,865,420
State Street Corp.
12/16/24	3.300%	2,170,000	2,219,684
Synovus Financial Corp.
06/15/17	5.125%	55,000	56,429
02/15/19	7.875%	113,000	127,973
U.S. Bank (c)
04/29/20	2.282%	1,950,000	1,950,242
Wells Fargo & Co.
02/13/23	3.450%	3,400,000	3,450,082
Total			65,280,485
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	64,000	66,880
09/15/23	4.625%	134,000	134,670
National Financial Partners Corp. (b)
07/15/21	9.000%	23,000	23,259
Total			224,809
Building Materials —%
Allegion US Holding Co., Inc.
10/01/21	5.750%	76,000	79,610
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	130,000	132,925
Gibraltar Industries, Inc.
02/01/21	6.250%	19,000	19,617
HD Supply, Inc.
04/15/20	11.000%	33,000	37,372
07/15/20	7.500%	231,000	249,769
HD Supply, Inc. (b)
12/15/21	5.250%	91,000	94,640
Masco Corp.
04/01/25	4.450%	80,000	82,100
NCI Building Systems, Inc. (b)
01/15/23	8.250%	92,000	98,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Nortek, Inc.
04/15/21	8.500%	$124,000	$134,385
RSI Home Products, Inc. (b)
03/15/23	6.500%	45,000	46,237
USG Corp. (b)
11/01/21	5.875%	18,000	19,283
03/01/25	5.500%	9,000	9,338
Total			1,003,486
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	50,000	53,188
09/30/22	5.250%	98,000	99,470
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	4,000	4,020
05/01/25	5.375%	97,000	97,727
05/01/27	5.875%	70,000	70,525
CSC Holdings LLC
02/15/18	7.875%	22,000	24,420
02/15/19	8.625%	32,000	36,480
11/15/21	6.750%	172,000	187,050
CSC Holdings LLC (b)
06/01/24	5.250%	48,000	46,980
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	62,000	63,240
12/15/21	5.125%	48,000	45,360
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	3,250,000	3,340,594
DISH DBS Corp.
09/01/19	7.875%	102,000	115,260
07/15/22	5.875%	27,000	27,540
03/15/23	5.000%	155,000	149,381
11/15/24	5.875%	20,000	20,050
DigitalGlobe, Inc. (b)
02/01/21	5.250%	76,000	76,015
Hughes Satellite Systems Corp.
06/15/21	7.625%	34,000	38,208
Intelsat Jackson Holdings SA
10/15/20	7.250%	160,000	162,200
Intelsat Luxembourg SA
06/01/21	7.750%	66,000	59,565
06/01/23	8.125%	53,000	47,170
NBCUniversal Media LLC
04/01/41	5.950%	2,100,000	2,556,095
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	136,000	136,170
Unitymedia GmbH (b)
01/15/25	6.125%	56,000	57,960
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	260,000	258,050
Videotron Ltd.
07/15/22	5.000%	110,000	113,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Videotron Ltd. (b)
06/15/24	5.375%	$21,000	$21,788
Virgin Media Finance PLC (b)
10/15/24	6.000%	56,000	58,380
01/15/25	5.750%	253,000	258,692
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	59,400	62,221
Total			8,287,374
Chemicals 0.2%
Angus Chemical Co. (b)
02/15/23	8.750%	83,000	84,245
Ashland, Inc.
04/15/18	3.875%	49,000	50,480
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	90,000	97,650
Celanese U.S. Holdings LLC
06/15/21	5.875%	92,000	99,820
Chemours Co. LLC (The) (b)
05/15/23	6.625%	132,000	133,980
05/15/25	7.000%	63,000	64,103
Dow Chemical Co. (The)
11/01/29	7.375%	1,103,000	1,471,597
Eastman Chemical Co.
06/01/17	2.400%	1,300,000	1,326,304
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	40,000	40,000
Huntsman International LLC
11/15/20	4.875%	29,000	29,435
03/15/21	8.625%	4,000	4,230
Huntsman International LLC (b)
11/15/22	5.125%	24,000	24,060
INEOS Group Holdings SA (b)
08/15/18	6.125%	17,000	17,468
02/15/19	5.875%	94,000	95,645
JM Huber Corp. (b)
11/01/19	9.875%	90,000	96,862
LYB International Finance BV
07/15/23	4.000%	2,150,000	2,260,759
NOVA Chemicals Corp. (b)
05/01/25	5.000%	125,000	128,125
PQ Corp. (b)
11/01/18	8.750%	425,000	441,469
Platform Specialty Products Corp. (b)
02/01/22	6.500%	182,000	191,100
WR Grace & Co. (b)
10/01/21	5.125%	96,000	99,120
10/01/24	5.625%	28,000	29,470
Total			6,785,922

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 0.1%
Ashtead Capital, Inc. (b)
07/15/22	6.500%	$23,000	$24,754
Caterpillar Financial Services Corp.
06/01/22	2.850%	1,205,000	1,217,850
H&E Equipment Services, Inc.
09/01/22	7.000%	38,000	40,090
United Rentals North America, Inc.
05/15/20	7.375%	45,000	48,488
04/15/22	7.625%	138,000	150,765
06/15/23	6.125%	33,000	34,485
11/15/24	5.750%	29,000	29,471
Total			1,545,903
Consumer Cyclical Services —%
ADT Corp. (The)
07/15/22	3.500%	126,000	115,895
APX Group, Inc.
12/01/19	6.375%	221,000	220,724
12/01/20	8.750%	61,000	55,205
IHS, Inc. (b)
11/01/22	5.000%	164,000	165,230
Interval Acquisition Corp. (b)
04/15/23	5.625%	77,000	78,540
Monitronics International, Inc.
04/01/20	9.125%	62,000	61,147
Total			696,741
Consumer Products —%
Serta Simmons Holdings LLC (b)
10/01/20	8.125%	163,000	173,187
Spectrum Brands, Inc.
03/15/20	6.750%	77,000	81,043
11/15/20	6.375%	125,000	133,281
Spectrum Brands, Inc. (b)
07/15/25	5.750%	155,000	159,650
Springs Industries, Inc.
06/01/21	6.250%	115,000	113,275
Tempur Sealy International, Inc.
12/15/20	6.875%	87,000	92,873
Total			753,309
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (b)
03/15/22	5.000%	41,000	41,615
Entegris, Inc. (b)
04/01/22	6.000%	82,000	85,690
United Technologies Corp.
06/01/22	3.100%	1,550,000	1,593,589
Total			1,720,894

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 1.0%
AES Corp. (The)
07/01/21	7.375%	$169,000	$189,174
Arizona Public Service Co.
04/01/42	4.500%	925,000	971,721
CMS Energy Corp.
02/01/20	6.250%	1,825,000	2,121,876
Calpine Corp. (b)
01/15/22	6.000%	75,000	80,063
DTE Energy Co.
04/15/33	6.375%	1,840,000	2,351,082
Dominion Resources, Inc.
08/15/19	5.200%	2,100,000	2,339,810
Exelon Generation Co. LLC
06/15/22	4.250%	1,900,000	1,952,843
Indiana Michigan Power Co.
03/15/37	6.050%	1,100,000	1,354,533
NRG Energy, Inc.
07/15/22	6.250%	180,000	188,550
NRG Yield Operating LLC (b)
08/15/24	5.375%	185,000	190,550
Nevada Power Co.
08/01/18	6.500%	900,000	1,036,609
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	3,065,000	3,077,493
PPL Capital Funding, Inc.
06/01/23	3.400%	2,445,000	2,474,722
PPL Energy Supply LLC (b)
06/01/25	6.500%	113,000	115,306
Pacific Gas & Electric Co.
03/01/37	5.800%	2,030,000	2,448,657
Progress Energy, Inc.
03/01/31	7.750%	1,375,000	1,918,643
Public Service Co. of Colorado
05/15/25	2.900%	3,050,000	3,052,028
Southern California Edison Co.
09/01/40	4.500%	1,775,000	1,894,264
TerraForm Power Operating LLC (b)
02/01/23	5.875%	112,000	115,640
TransAlta Corp.
06/03/17	1.900%	2,000,000	1,995,004
Total			29,868,568
Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	519,000	539,760
10/01/21	5.000%	96,000	101,760
Aircastle Ltd.
03/15/21	5.125%	27,000	28,181

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
02/15/22	5.500%	$73,000	$77,197
CIT Group, Inc.
08/15/17	4.250%	48,000	49,080
05/15/20	5.375%	75,000	79,594
CIT Group, Inc. (b)
04/01/18	6.625%	99,000	106,672
General Electric Capital Corp.
01/09/23	3.100%	7,085,000	7,267,750
International Lease Finance Corp.
09/01/17	8.875%	80,000	90,600
04/15/18	3.875%	3,000	3,071
05/15/19	6.250%	29,000	32,190
12/15/20	8.250%	29,000	35,235
04/15/21	4.625%	5,000	5,213
Navient Corp.
01/15/19	5.500%	24,000	24,900
10/26/20	5.000%	47,000	46,882
01/25/22	7.250%	33,000	35,623
01/25/23	5.500%	58,000	56,550
03/25/24	6.125%	52,000	50,570
10/25/24	5.875%	162,000	154,710
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	38,000	40,755
12/15/21	7.250%	111,000	118,770
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	172,000	163,400
Quicken Loans, Inc. (b)
05/01/25	5.750%	135,000	135,169
Springleaf Finance Corp.
12/15/17	6.900%	42,000	44,783
06/01/20	6.000%	10,000	10,275
10/01/21	7.750%	69,000	76,935
10/01/23	8.250%	131,000	146,563
iStar Financial, Inc.
07/01/19	5.000%	76,000	75,145
Total			9,597,333
Food and Beverage 0.3%
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	3,100,000	3,034,085
Aramark Services, Inc.
03/15/20	5.750%	22,000	22,962
ConAgra Foods, Inc.
01/25/23	3.200%	1,700,000	1,648,019
Constellation Brands, Inc.
11/15/19	3.875%	67,000	68,591
11/15/24	4.750%	148,000	153,365
Diageo Capital PLC
04/29/23	2.625%	1,345,000	1,322,126
Diamond Foods, Inc. (b)
03/15/19	7.000%	57,000	58,995
PepsiCo, Inc.
03/05/22	2.750%	1,270,000	1,286,294

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	$8,000	$8,080
Post Holdings, Inc.
02/15/22	7.375%	18,000	18,420
Post Holdings, Inc. (b)
12/15/22	6.000%	17,000	15,895
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,840,000	1,923,144
WhiteWave Foods Co. (The)
10/01/22	5.375%	143,000	154,440
Total			9,714,416
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	49,000	49,858
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	70,000	72,450
11/01/23	5.375%	51,000	53,422
International Game Technology PLC (b)
02/15/22	6.250%	199,000	193,030
MGM Resorts International
03/01/18	11.375%	71,000	85,377
10/01/20	6.750%	44,000	47,685
12/15/21	6.625%	112,000	120,400
Penn National Gaming, Inc.
11/01/21	5.875%	33,000	33,536
Pinnacle Entertainment, Inc.
08/01/21	6.375%	56,000	59,780
Scientific Games International, Inc.
12/01/22	10.000%	132,000	127,710
Scientific Games International, Inc. (b)
01/01/22	7.000%	220,000	229,350
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	46,000	49,680
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	81,000	77,355
Tunica-Biloxi Gaming Authority (b)(d)
11/15/15	9.000%	25,000	11,344
Total			1,210,977
Health Care 0.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	14,000	14,000
Acadia Healthcare Co., Inc. (b)
02/15/23	5.625%	24,000	24,540
Air Medical Merger Sub Corp. (b)
05/15/23	6.375%	51,000	49,088
Amsurg Corp.
11/30/20	5.625%	29,000	29,596
07/15/22	5.625%	37,000	37,879
Becton Dickinson and Co.
12/15/24	3.734%	2,400,000	2,449,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
CHS/Community Health Systems, Inc.
11/15/19	8.000%	$65,000	$69,063
08/01/21	5.125%	14,000	14,525
02/01/22	6.875%	288,000	307,443
Cardinal Health, Inc.
12/15/20	4.625%	1,325,000	1,472,602
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	67,000	66,163
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	115,000	122,331
07/15/24	5.125%	111,000	112,179
05/01/25	5.000%	13,000	12,919
Emdeon, Inc.
12/31/19	11.000%	58,000	63,365
ExamWorks Group, Inc.
04/15/23	5.625%	58,000	59,305
Express Scripts Holding Co.
02/15/22	3.900%	2,000,000	2,082,924
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	99,000	107,662
01/31/22	5.875%	18,000	19,530
10/15/24	4.750%	32,000	32,480
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	29,000	32,190
HCA, Inc.
02/15/20	6.500%	146,000	162,972
02/15/22	7.500%	78,000	91,260
02/01/25	5.375%	466,000	479,980
04/15/25	5.250%	127,000	134,842
IMS Health, Inc. (b)
11/01/20	6.000%	47,000	48,880
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	40,000	43,000
LifePoint Health, Inc.
12/01/21	5.500%	127,000	133,509
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	105,000	111,300
McKesson Corp.
12/15/22	2.700%	2,450,000	2,387,532
Medtronic, Inc. (b)
03/15/22	3.150%	2,500,000	2,557,850
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	95,000	95,712
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	35,000	35,875
Teleflex, Inc.
06/15/24	5.250%	4,000	4,080
Tenet Healthcare Corp.
06/01/20	4.750%	84,000	84,840
10/01/20	6.000%	123,000	131,610

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
04/01/21	4.500%	$27,000	$26,730
04/01/22	8.125%	200,000	218,000
Tenet Healthcare Corp. (b)
03/01/19	5.000%	9,000	8,978
Universal Health Services, Inc. (b)
08/01/22	4.750%	144,000	150,300
Total			14,086,664
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	64,000	67,200
Cigna Corp.
06/15/20	5.125%	2,250,000	2,553,986
Total			2,621,186
Home Construction —%
D.R. Horton, Inc.
03/01/19	3.750%	50,000	50,250
DR Horton, Inc.
02/15/20	4.000%	2,000	2,010
Meritage Homes Corp.
03/01/18	4.500%	70,000	71,050
04/15/20	7.150%	16,000	17,280
04/01/22	7.000%	40,000	43,000
Meritage Homes Corp. (b)(e)
06/01/25	6.000%	93,000	93,814
Standard Pacific Corp.
12/15/21	6.250%	36,000	38,340
11/15/24	5.875%	149,000	154,960
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	121,000	121,605
03/01/24	5.625%	81,000	79,582
Total			671,891
Independent Energy 0.6%
Anadarko Petroleum Corp.
09/15/36	6.450%	1,240,000	1,490,024
Antero Resources Corp.
12/01/22	5.125%	113,000	112,717
Antero Resources Corp. (b)
06/01/23	5.625%	134,000	137,618
Canadian Natural Resources Ltd.
11/15/21	3.450%	2,200,000	2,260,159
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	379,000	386,580
Chesapeake Energy Corp.
08/15/20	6.625%	73,000	76,285
02/15/21	6.125%	102,000	103,785
03/15/23	5.750%	190,000	187,625
Comstock Resources, Inc. (b)
03/15/20	10.000%	97,000	93,605
Concho Resources, Inc.
01/15/22	6.500%	19,000	19,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
04/01/23	5.500%	$362,000	$367,430
Continental Resources, Inc.
04/15/23	4.500%	1,410,000	1,389,125
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	186,000	197,625
Devon Energy Corp.
07/15/21	4.000%	1,925,000	2,046,056
Diamondback Energy, Inc.
10/01/21	7.625%	48,000	51,600
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	157,000	170,934
09/01/22	7.750%	79,000	82,950
EP Energy LLC/Everest Acquisition Finance, Inc. (b)
06/15/23	6.375%	103,000	103,129
EnCana Corp.
11/15/21	3.900%	2,125,000	2,208,187
Halcon Resources Corp.
05/15/21	8.875%	64,000	44,960
Halcon Resources Corp. (b)
02/01/20	8.625%	59,000	59,885
Hilcorp Energy I LP/Finance Co. (b)
12/01/24	5.000%	37,000	35,983
Laredo Petroleum, Inc.
01/15/22	5.625%	72,000	72,180
05/01/22	7.375%	145,000	154,062
03/15/23	6.250%	173,000	178,622
Matador Resources Co. (b)
04/15/23	6.875%	22,000	22,605
Noble Energy, Inc.
11/15/24	3.900%	2,275,000	2,302,841
Oasis Petroleum, Inc.
11/01/21	6.500%	74,000	74,555
03/15/22	6.875%	152,000	155,420
01/15/23	6.875%	113,000	114,695
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	254,000	265,100
RSP Permian, Inc. (b)
10/01/22	6.625%	49,000	50,960
Range Resources Corp.
06/01/21	5.750%	53,000	54,988
SM Energy Co.
06/01/25	5.625%	117,000	118,024
SandRidge Energy, Inc. (b)(e)
06/01/20	8.750%	66,000	65,464
Southwestern Energy Co.
02/01/18	7.500%	770,000	864,840
Whiting Petroleum Corp.
03/15/21	5.750%	121,000	123,117
Whiting Petroleum Corp. (b)
04/01/23	6.250%	166,000	170,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Woodside Finance Ltd. (b)
05/10/21	4.600%	$2,300,000	$2,470,044
Total			18,884,294
Integrated Energy 0.4%
BP Capital Markets PLC
02/10/24	3.814%	3,000,000	3,123,180
Cenovus Energy, Inc.
08/15/22	3.000%	1,325,000	1,275,600
09/15/23	3.800%	1,510,000	1,512,916
Petro-Canada
05/15/18	6.050%	2,000,000	2,247,868
Shell International Finance BV
05/11/25	3.250%	3,700,000	3,752,895
Total			11,912,459
Leisure —%
Activision Blizzard, Inc. (b)
09/15/21	5.625%	308,000	329,175
09/15/23	6.125%	52,000	57,330
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	48,000	50,160
06/01/24	5.375%	17,000	17,722
Total			454,387
Life Insurance 0.5%
American International Group, Inc.
02/15/24	4.125%	2,800,000	2,961,017
Five Corners Funding Trust (b)
11/15/23	4.419%	3,000,000	3,160,764
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	2,400,000	2,563,802
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	3,600,000	3,647,506
Principal Financial Group, Inc.
05/15/25	3.400%	2,725,000	2,726,022
Total			15,059,111
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	155,000	168,563
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	218,000	229,717
Playa Resorts Holding BV (b)
08/15/20	8.000%	155,000	161,975
RHP Hotel Properties LP/Finance Corp. (b)
04/15/23	5.000%	39,000	39,000
Total			599,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/33	6.550%	$1,225,000	$1,545,003
AMC Networks, Inc.
07/15/21	7.750%	7,000	7,613
12/15/22	4.750%	167,000	170,340
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	156,000	164,970
11/15/22	6.500%	184,000	194,810
Gannett Co., Inc.
10/15/19	5.125%	40,000	41,850
MDC Partners, Inc. (b)
04/01/20	6.750%	159,000	157,807
Netflix, Inc. (b)
02/15/22	5.500%	91,000	94,867
02/15/25	5.875%	67,000	70,015
Nielsen Finance LLC/Co.
10/01/20	4.500%	36,000	36,585
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	30,000	30,113
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	10,000	10,338
02/15/24	5.625%	10,000	10,500
03/15/25	5.875%	172,000	181,675
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	12,000	12,570
RELX Capital, Inc.
10/15/22	3.125%	2,200,000	2,171,864
Scripps Networks Interactive, Inc.
11/15/24	3.900%	1,710,000	1,737,591
Sky PLC (b)
11/26/22	3.125%	1,750,000	1,719,377
Thomson Reuters Corp.
05/23/43	4.500%	1,000,000	965,050
Univision Communications, Inc. (b)
09/15/22	6.750%	59,000	63,867
05/15/23	5.125%	28,000	28,070
02/15/25	5.125%	300,000	298,350
iHeartCommunications, Inc.
03/01/21	9.000%	75,000	70,875
iHeartCommunications, Inc. (b)
03/15/23	10.625%	55,000	54,931
Total			9,839,031
Metals 0.1%
Alcoa, Inc.
10/01/24	5.125%	67,000	71,522
ArcelorMittal
03/01/21	6.250%	190,000	200,450
ArcelorMittal (e)
06/01/25	6.125%	28,000	28,455
FMG Resources August 2006 Proprietary Ltd. (b)
03/01/22	9.750%	50,000	52,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Peabody Energy Corp.
11/15/18	6.000%	$43,000	$30,530
Vale Overseas Ltd.
01/23/17	6.250%	2,500,000	2,664,075
Total			3,047,532
Midstream 0.6%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	132,000	136,752
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	2,350,000	2,432,459
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	9,000	9,428
03/01/22	6.125%	67,000	69,931
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	126,000	132,701
Energy Transfer Equity LP
06/01/27	5.500%	83,000	83,519
Enterprise Products Operating LLC
02/01/41	5.950%	2,215,000	2,528,925
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	131,000	142,462
05/15/22	5.500%	50,000	51,875
Kinder Morgan Energy Partners LP
03/01/44	5.500%	2,600,000	2,531,521
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	99,000	102,960
07/15/23	4.500%	223,000	220,212
12/01/24	4.875%	95,000	95,950
MarkWest Energy Partners LP/Finance Corp. (e)
06/01/25	4.875%	100,000	99,375
NiSource Finance Corp.
02/15/44	4.800%	1,300,000	1,382,065
Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	2,150,000	2,115,897
Regency Energy Partners LP/Regency Energy Finance Corp.
07/15/21	6.500%	105,000	112,256
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	78,000	76,830
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	233,000	233,000
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	3,000	3,023
11/15/23	4.250%	135,000	129,938
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	97,000	100,153
11/15/19	4.125%	35,000	35,000
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	18,000	19,035
10/15/22	6.250%	183,000	193,522

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
TransCanada PipeLines Ltd. (c)
06/30/16	0.953%	$1,874,000	$1,878,190
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	24,000	24,510
Williams Partners LP
03/15/22	3.600%	3,300,000	3,280,919
Total			18,222,408
Natural Gas 0.1%
Sempra Energy
10/01/22	2.875%	3,550,000	3,527,447
Office REIT 0.1%
Boston Properties LP
05/15/21	4.125%	2,450,000	2,659,041
Oil Field Services 0.2%
Halliburton Co.
08/01/23	3.500%	2,500,000	2,583,565
Noble Holding International Ltd.
03/01/21	4.625%	2,610,000	2,594,337
Transocean, Inc.
12/15/21	6.375%	38,000	35,768
10/15/22	4.300%	103,000	82,271
Weatherford International LLC
06/15/37	6.800%	1,250,000	1,228,078
Total			6,524,019
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	103,000	110,725

Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	153,000	163,710

Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	48,000	50,400

Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	43,000	44,290
Berry Plastics Corp.
05/15/22	5.500%	96,000	98,220
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	15,000	15,094

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
06/15/17	6.000%	$11,000	$11,110
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	77,000	79,310
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	74,000	77,515
08/15/19	9.875%	67,000	71,020
02/15/21	6.875%	94,000	99,170
02/15/21	8.250%	53,000	55,848
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	97,000	97,000
Total			648,577
Pharmaceuticals 0.4%
AbbVie, Inc.
11/06/22	2.900%	3,100,000	3,052,688
Actavis, Inc.
10/01/22	3.250%	2,875,000	2,840,388
Amgen, Inc.
11/15/21	3.875%	2,100,000	2,233,959
Capsugel SA PIK (b)
05/15/19	7.000%	22,000	22,481
Concordia Healthcare Corp. (b)
04/15/23	7.000%	45,000	45,281
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	92,000	93,150
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	131,000	133,620
Jaguar Holding Co. I PIK (b)
10/15/17	9.375%	103,000	105,317
Jaguar Holding Co. II/Merger Sub, Inc. (b)
12/01/19	9.500%	50,000	53,687
Mallinckrodt International Finance SA/CB LLC (b)
04/15/25	5.500%	28,000	28,161
Quintiles Transnational Corp. (b)
05/15/23	4.875%	68,000	69,020
Roche Holdings, Inc. (b)
09/30/24	3.350%	2,463,000	2,524,770
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	256,000	272,320
07/15/21	7.500%	79,000	86,426
12/01/21	5.625%	15,000	15,563
03/01/23	5.500%	125,000	127,500
05/15/23	5.875%	123,000	127,459
04/15/25	6.125%	166,000	172,640
Total			12,004,430
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	1,172,000	1,309,785

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
CNA Financial Corp.
11/15/19	7.350%	$1,731,000	$2,063,210
HUB International Ltd. (b)
10/01/21	7.875%	264,000	272,580
Hartford Financial Services Group, Inc. (The)
03/30/20	5.500%	2,200,000	2,502,533
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	13,000	12,935
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,000,000	3,275,493
Loews Corp.
05/15/23	2.625%	3,500,000	3,402,480
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,000,000	1,368,995
Total			14,208,011
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	1,955,000	1,990,432
CSX Corp.
08/01/24	3.400%	2,000,000	2,039,866
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	79,000	78,803
Total			4,109,101
Refining —%
Marathon Petroleum Corp.
03/01/41	6.500%	800,000	957,333

Restaurants 0.1%
BC ULC/New Red Finance Inc. (b)
04/01/22	6.000%	63,000	65,331
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	123,000	123,154
Yum! Brands, Inc.
11/01/20	3.875%	1,670,000	1,738,420
Total			1,926,905
Retail REIT 0.1%
Kimco Realty Corp.
02/01/18	4.300%	1,815,000	1,941,057
Simon Property Group LP
02/01/40	6.750%	1,300,000	1,755,302
Total			3,696,359

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$37,000	$38,665
CVS Health Corp.
12/05/23	4.000%	2,000,000	2,100,990
CVS Pass-Through Trust (b)
01/10/32	7.507%	308,661	395,405
Family Tree Escrow LLC (b)
03/01/23	5.750%	126,000	132,930
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	22,000	22,110
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	964,671
Penske Automotive Group, Inc.
12/01/24	5.375%	40,000	41,400
PetSmart, Inc. (b)
03/15/23	7.125%	61,000	64,660
Rite Aid Corp.
03/15/20	9.250%	72,000	78,984
06/15/21	6.750%	4,000	4,210
02/15/27	7.700%	25,000	29,375
Rite Aid Corp. (b)
04/01/23	6.125%	163,000	169,520
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	50,000	53,250
Target Corp.
07/01/24	3.500%	2,000,000	2,081,866
Total			6,178,036
Technology 0.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	59,000	61,360
04/01/20	6.375%	102,000	106,335
08/01/22	5.375%	211,000	212,582
Ancestry.com, Inc.
12/15/20	11.000%	70,000	79,800
Apple, Inc.
05/03/23	2.400%	3,000,000	2,912,838
Audatex North America, Inc. (b)
06/15/21	6.000%	94,000	98,093
Cisco Systems, Inc.
03/04/21	2.900%	1,860,000	1,939,256
Equinix, Inc.
04/01/20	4.875%	132,000	136,290
01/01/22	5.375%	25,000	26,016
04/01/23	5.375%	111,000	114,330
First Data Corp.
01/15/21	12.625%	109,000	127,666
First Data Corp. (b)
08/15/20	8.875%	21,000	22,208
11/01/20	6.750%	80,000	85,300
01/15/21	8.250%	149,000	158,871

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Goodman Networks, Inc.
07/01/18	12.125%	$27,000	$23,220
Hewlett-Packard Co.
06/01/21	4.300%	1,550,000	1,642,399
MSCI, Inc. (b)
11/15/24	5.250%	131,000	136,731
NCR Corp.
12/15/21	5.875%	32,000	32,560
12/15/23	6.375%	14,000	14,420
NXP BV/Funding LLC (b)
02/15/21	5.750%	128,000	135,040
Oracle Corp.
04/15/38	6.500%	1,595,000	2,061,386
Qualitytech LP/Finance Corp.
08/01/22	5.875%	92,000	93,840
Riverbed Technology, Inc. (b)
03/01/23	8.875%	67,000	66,916
Sensata Technologies BV (b)
10/01/25	5.000%	107,000	108,003
VeriSign, Inc.
05/01/23	4.625%	81,000	79,988
VeriSign, Inc. (b)
04/01/25	5.250%	72,000	73,440
Zebra Technologies Corp. (b)
10/15/22	7.250%	177,000	192,045
Total			10,740,933
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	1,796,000	2,300,150

Wireless 0.2%
Altice SA (b)
05/15/22	7.750%	126,000	127,260
02/15/25	7.625%	118,000	116,525
America Movil SAB de CV
11/15/17	5.625%	570,000	625,379
Crown Castle International Corp.
04/15/22	4.875%	96,000	99,600
01/15/23	5.250%	111,000	117,022
Numericable-SFR (b)
05/15/22	6.000%	199,000	200,741
Plantronics, Inc. (b)
05/31/23	5.500%	54,000	54,810
Rogers Communications, Inc.
10/01/23	4.100%	1,550,000	1,626,990
SBA Communications Corp. (b)
07/15/22	4.875%	12,000	12,068

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc.
07/15/20	5.750%	$74,000	$77,700
Sprint Communications, Inc.
08/15/17	8.375%	6,000	6,555
11/15/21	11.500%	83,000	100,845
Sprint Communications, Inc. (b)
11/15/18	9.000%	122,000	139,842
03/01/20	7.000%	209,000	230,684
Sprint Corp.
09/15/21	7.250%	41,000	41,256
09/15/23	7.875%	116,000	117,960
06/15/24	7.125%	47,000	45,473
02/15/25	7.625%	57,000	55,914
T-Mobile USA, Inc.
04/28/21	6.633%	86,000	91,702
01/15/22	6.125%	18,000	18,878
04/28/22	6.731%	14,000	14,910
03/01/23	6.000%	75,000	77,859
04/01/23	6.625%	125,000	131,562
04/28/23	6.836%	74,000	78,810
01/15/24	6.500%	18,000	18,990
03/01/25	6.375%	21,000	21,919
Wind Acquisition Finance SA (b)
04/30/20	6.500%	111,000	117,937
07/15/20	4.750%	76,000	76,570
04/23/21	7.375%	67,000	69,848
Total			4,515,609
Wirelines 0.4%
AT&T, Inc.
02/15/39	6.550%	2,620,000	3,072,026
CenturyLink, Inc.
04/01/20	5.625%	48,000	50,100
03/15/22	5.800%	131,000	134,275
12/01/23	6.750%	45,000	48,038
CenturyLink, Inc. (b)
04/01/25	5.625%	42,000	40,583
Deutsche Telekom International Finance BV
03/23/16	5.750%	1,585,000	1,644,466
Frontier Communications Corp.
03/15/19	7.125%	9,000	9,563
07/01/21	9.250%	28,000	30,660
09/15/21	6.250%	11,000	10,594
01/15/23	7.125%	59,000	56,493
01/15/25	6.875%	165,000	150,562
Level 3 Communications, Inc.
12/01/22	5.750%	94,000	95,997
Level 3 Financing, Inc.
06/01/20	7.000%	16,000	17,140
07/15/20	8.625%	24,000	25,890
01/15/21	6.125%	36,000	38,160
08/15/22	5.375%	189,000	193,252
Orange SA
07/08/19	5.375%	1,330,000	1,499,048

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia SpA (b)
05/30/24	5.303%	$144,000	$149,184
Telefonica Emisiones SAU
06/20/36	7.045%	765,000	989,548
Verizon New York, Inc.
04/01/32	7.375%	3,000,000	3,707,658
Windstream Services LLC
10/15/20	7.750%	19,000	19,309
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	8,000	9,040
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	287,000	289,006
05/15/25	6.375%	43,000	43,108
Total			12,323,700
Total Corporate Bonds & Notes (Cost: $321,883,145)			$328,924,272

Residential Mortgage-Backed Securities - Agency 8.5%
Federal Home Loan Mortgage Corp.
08/01/18-05/01/41	5.000%	5,410,976	5,997,981
05/01/39-06/01/41	4.500%	9,203,048	10,003,905
10/01/26-09/01/43	3.500%	28,846,099	30,214,308
12/01/42-08/01/43	3.000%	2,711,348	2,750,404
12/01/42	4.000%	3,898,902	4,176,929
06/01/32-07/01/32	7.000%	557,318	673,455
08/01/32-03/01/38	6.500%	43,713	50,617
03/01/17-10/01/39	6.000%	1,927,937	2,195,206
12/01/17-05/01/40	5.500%	1,814,069	2,022,160
CMO Series 1614 Class MZ
11/15/23	6.500%	20,894	23,272
Federal Home Loan Mortgage Corp. (c)
12/01/36	6.094%	15,815	17,005
08/01/36	2.231%	47,737	50,903
Federal Home Loan Mortgage Corp. (e)
06/11/45	3.000%	40,730,000	41,215,257
06/11/45	3.500%	9,125,000	9,519,124
06/11/45	4.000%	18,610,000	19,851,858
Federal National Mortgage Association
12/01/25-12/01/29	3.500%	14,647,976	15,567,130
03/01/17-08/01/37	6.500%	696,566	800,740
06/01/31-08/01/32	7.000%	332,140	401,958

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/01/17-11/01/32	6.000%	$526,231	$590,277
08/01/18-02/01/38	5.500%	674,861	757,500
12/01/20	5.000%	107,374	116,655
05/01/40-06/01/44	4.500%	10,946,333	11,914,994
07/01/27-08/01/43	3.000%	3,054,926	3,186,305
01/01/29-12/01/41	4.000%	18,759,188	20,002,923
Federal National Mortgage Association (c)
08/01/36	2.396%	30,354	32,737
04/01/36	1.925%	31,628	33,722
Federal National Mortgage Association (e)
06/16/30	3.000%	12,335,000	12,887,667
06/11/45	4.000%	31,205,000	33,322,924
06/11/45	3.500%	25,265,000	26,407,842
Federal National Mortgage Association (f)
10/01/40	4.500%	731,062	796,956
Total Residential Mortgage-Backed Securities - Agency (Cost: $252,196,498)			$255,582,714

Residential Mortgage-Backed Securities - Non-Agency 0.2%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(c)
05/26/36	2.687%	1,218,033	1,229,643
SACO I, Inc. CMO Series 1995-1 Class A (b)(c)(g)(h)
09/25/24	0.000%	4,444	2,385
Springleaf Mortgage Loan Trust (b)(c)
CMO Series 2012-3A Class A
12/25/59	1.570%	926,063	922,681
CMO Series 2013-1A Class A
06/25/58	1.270%	875,532	872,505
CMO Series 2013-2A Class A
12/25/65	1.780%	903,242	905,393
CMO Series 2013-3A Class A
09/25/57	1.870%	1,982,194	1,977,373
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,920,822)			$5,909,980

Commercial Mortgage-Backed Securities - Agency 3.2%
Federal National Mortgage Association Series 2006-M2 Class A2A (c)
10/25/32	5.271%	2,162,234	2,495,614
Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	298,924	302,363

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2011-16 Class A
11/16/34	2.210%	$57,349	$57,339
Series 2011-161 Class A
01/16/34	1.738%	1,853,318	1,851,585
Series 2011-31 Class A
12/16/35	2.210%	181,280	181,930
Series 2011-78 Class A
08/16/34	2.250%	665,705	667,413
Series 2012-111 Class AC
04/16/47	2.211%	705,367	709,240
Series 2012-25 Class A
11/16/42	2.575%	2,601,906	2,662,246
Series 2012-45 Class A
03/16/40	2.830%	730,982	740,736
Series 2012-55 Class A
08/16/33	1.704%	909,575	913,194
Series 2012-58 Class A
01/16/40	2.500%	847,706	860,691
Series 2012-79 Class A
04/16/39	1.800%	968,709	969,511
Series 2012-9 Class A
05/16/39	3.220%	597,985	608,384
Series 2013-105 Class A
02/16/37	1.705%	4,630,589	4,601,310
Series 2013-118 Class AB
06/16/36	2.000%	2,516,657	2,517,112
Series 2013-12 Class A
10/16/42	1.410%	1,906,258	1,882,269
Series 2013-126 Class AB
04/16/38	1.540%	2,617,792	2,593,398
Series 2013-146 Class AH
08/16/40	2.000%	2,203,122	2,226,103
Series 2013-17 Class AH
10/16/43	1.558%	1,521,761	1,505,557
Series 2013-179 Class A
07/16/37	1.800%	2,669,787	2,658,793
Series 2013-194 Class AB
05/16/38	2.250%	1,894,131	1,913,167
Series 2013-2 Class AB
12/16/42	1.600%	1,336,980	1,327,662
Series 2013-30 Class A
05/16/42	1.500%	2,823,441	2,779,528
Series 2013-32 Class AB
01/16/42	1.900%	2,834,204	2,818,448
Series 2013-33 Class A
07/16/38	1.061%	4,024,469	3,958,600
Series 2013-40 Class A
10/16/41	1.511%	1,804,031	1,784,385
Series 2013-57 Class A
06/16/37	1.350%	4,569,973	4,505,875
Series 2013-61 Class A
01/16/43	1.450%	2,072,805	2,040,378
Series 2013-73 Class AE
01/16/39	1.350%	964,585	951,678
Series 2013-78 Class AB
07/16/39	1.624%	2,116,778	2,090,454
Series 2014-103 Class AB
06/16/53	1.742%	2,886,015	2,964,994

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2014-109 Class A
01/16/46	2.325%	$6,440,147	$6,550,402
Series 2014-135 Class AD
08/16/45	2.400%	2,290,258	2,308,012
Series 2014-138 Class A
01/16/44	2.700%	1,367,712	1,396,296
Series 2014-24 Class BA
07/16/38	2.100%	4,767,111	4,792,772
Series 2014-33 Class A
08/16/39	2.300%	1,525,610	1,538,444
Series 2014-64 Class A
02/16/45	2.200%	2,811,080	2,843,056
Series 2014-67 Class AE
05/16/39	2.150%	1,248,864	1,272,982
Series 2015-21 Class A
11/16/42	2.600%	3,305,167	3,369,445
Series 2015-5 Class KA
11/16/39	2.500%	5,324,898	5,407,365
Series 2015-78 Class A
01/16/55	2.918%	6,400,000	6,599,872
Government National Mortgage Association (c)
Series 2013-50 Class AH
06/16/39	2.100%	1,813,707	1,816,345
Total Commercial Mortgage-Backed Securities - Agency (Cost: $96,424,365)			$96,034,948

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	3,006,055	3,135,913
Series 2014-SFR3 Class A
12/17/36	3.678%	3,529,156	3,652,067
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	3,669,503	3,734,435
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)
01/14/29	3.847%	281,907	298,535
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4
07/10/46	5.634%	3,025,577	3,117,960
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A4
12/11/38	5.201%	1,255,452	1,315,606
Series 2006-T24 Class A4
10/12/41	5.537%	1,258,620	1,312,796
Bear Stearns Commercial Mortgage Securities Trust (c)
Series 2005-T20 Class A4A
10/12/42	5.139%	971,342	974,837
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	811,627

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (c)
04/15/47	5.484%	$6,428,691	$6,823,502
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10/15/49	5.431%	1,400,000	1,464,151
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12/11/49	5.322%	5,400,000	5,655,560
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)
Series 2005-CD1 Class A4
07/15/44	5.225%	580,515	582,374
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	1,952,433	1,959,192
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)
11/10/46	5.002%	150,000	169,902
GE Capital Commercial Mortgage Corp. Series 2006-C1 Class A4 (c)
03/10/44	5.273%	2,580,298	2,615,010
GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	2,697,640	2,811,283
General Electric Capital Assurance Co. (b)(c)
Series 2003-1 Class A4
05/12/35	5.254%	12,993	13,041
Series 2003-1 Class A5
05/12/35	5.743%	250,000	276,254
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18 Class A4
06/12/47	5.440%	782,996	826,875
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	343,871
Series 2010-C1 Class A1
06/15/43	3.853%	10,186	10,179
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	493,817
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	504,011
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	7,876	7,875
Series 2005-LDP4 Class A4
10/15/42	4.918%	543,600	545,491
Series 2005-LDP5 Class A4
12/15/44	5.236%	2,719,661	2,736,247
Series 2006-LDP6 Class ASB
04/15/43	5.490%	522	522
LB-UBS Commercial Mortgage Trust
Series 2006-C6 Class A1A
09/15/39	5.342%	1,550,920	1,618,692

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
LB-UBS Commercial Mortgage Trust (c)
Series 2007-C7 Class A3
09/15/45	5.866%	$411,671	$448,790
Morgan Stanley Capital I Trust
Series 2007-IQ13 Class A4
03/15/44	5.364%	2,825,000	2,988,647
Morgan Stanley Capital I Trust (b)(c)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	338,937
Morgan Stanley Capital I Trust (c)
Series 2006-T23 Class A4
08/12/41	5.835%	1,658,832	1,722,946
Series 2007-HQ11 Class A4
02/12/44	5.447%	1,600,000	1,688,178
Series 2007-T27 Class A1A
06/11/42	5.650%	3,836,869	4,118,295
Series 2007-T27 Class A4
06/11/42	5.650%	1,465,000	1,580,134
Morgan Stanley Re-Remic Trust (b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.795%	1,920,610	2,046,928
Series 2010-GG10 Class A4A
08/15/45	5.795%	4,947,285	5,272,667
Wachovia Bank Commercial Mortgage Trust (c)
Series 2005-C21 Class A4
10/15/44	5.252%	1,068,468	1,069,355
Series 2006-C24 Class A1A
03/15/45	5.557%	6,319,019	6,461,039
Series 2006-C24 Class A3
03/15/45	5.558%	3,462,710	3,513,640
Series 2006-C25 Class A1A
05/15/43	5.707%	2,629,683	2,712,073
Series 2006-C26 Class A1A
06/15/45	6.009%	1,740,275	1,807,102
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $84,263,439)			$83,580,356

Asset-Backed Securities - Non-Agency 1.6%
Ally Master Owner Trust Series 2014-1 Class A1 (c)
01/15/19	0.656%	825,000	826,856
AmeriCredit Automobile Receivables Trust
Series 2013-4 Class B
09/10/18	1.660%	770,000	775,715
Series 2015-2 Class A2A
09/10/18	0.830%	1,750,000	1,749,159
American Credit Acceptance Receivables Trust Series 2013-1 Class A (b)
04/16/18	1.450%	138,607	138,801
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(c)
08/15/19	0.786%	1,650,000	1,652,203
California Republic Auto Receivables Trust Series 2015-1 Class A3
04/15/19	1.330%	1,195,000	1,197,892

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	$301,455	$301,897
Series 2014-1A Class A
12/17/18	1.460%	608,135	607,521
Series 2015-1A Class A
06/15/21	1.750%	1,963,022	1,959,015
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.931%	360,545	360,647
DT Auto Owner Trust Series 2014-3A Class A (b)
04/16/18	0.980%	820,867	820,374
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	729,982	733,602
Drive Auto Receivables Trust Series 2015-AA Class A3 (b)
07/16/18	1.430%	1,945,000	1,946,956
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (c)
12/25/32	4.010%	82,420	83,044
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	357,236	356,440
Series 2014-3A Class A
01/15/19	1.320%	1,038,103	1,036,746
Series 2015-1A Class A
06/17/19	1.600%	3,378,951	3,375,030
Series 2015-2A Class A
11/15/19	1.540%	4,600,000	4,590,331
First Investors Auto Owner Trust (b)
Series 2013-3A Class A2
09/15/17	0.890%	95,760	95,770
Series 2014-3A Class A2
11/15/18	1.060%	1,075,241	1,074,508
Hertz Fleet Lease Funding LP Series 2014-1 Class A (b)(c)
04/10/28	0.582%	2,148,394	2,148,419
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	1,353,589	1,363,694
Series 2014-AA Class A
11/25/26	1.770%	2,160,270	2,141,906
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 (b)
09/17/18	1.420%	2,515,000	2,520,848
KeyCorp Student Loan Trust Series 1999-A Class A2 (c)
12/27/29	0.599%	140,881	139,774
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(c)
12/15/21	0.682%	781,032	780,865

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	$358,519	$358,314
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	622,858	624,805
Prestige Auto Receivables Trust Series 2015-1 Class A2 (b)
02/15/19	1.090%	1,590,000	1,587,961
SLM Private Credit Student Loan Trust Series 2004-B Class A2 (c)
06/15/21	0.471%	618,193	615,048
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	500,000	528,330
SLM Private Education Loan Trust (b)(c)
Series 2011-C Class A1
12/15/23	1.586%	97,627	97,929
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	2,035,000	2,044,685
Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A (b)
11/20/25	3.510%	25,840	26,027
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	1,340,564	1,331,071
Volvo Financial Equipment LLC Series 2015-1A Class A3 (b)
06/17/19	1.510%	2,400,000	2,407,940
Westlake Automobile Receivables Trust Series 2015-1A Class A2 (b)
03/15/18	1.170%	4,500,000	4,488,418
Total Asset-Backed Securities - Non-Agency (Cost: $46,858,495)			$46,888,541

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	18,242,805	18,526,426
Total Inflation-Indexed Bonds (Cost: $18,543,932)			$18,526,426

U.S. Treasury Obligations 3.7%
U.S. Treasury
07/31/15	1.750%	19,760,000	19,815,565
08/15/40	3.875%	50,211,000	59,853,069
07/31/18	1.375%	24,700,000	24,975,948
11/15/23	2.750%	7,720,000	8,177,169
Total U.S. Treasury Obligations (Cost: $107,344,332)			$112,821,751

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(i) 0.6%
CANADA 0.5%
Province of Nova Scotia
01/26/17	5.125%	$4,000,000	$4,279,916
Province of Ontario
02/14/18	1.200%	4,900,000	4,905,052
Province of Quebec
05/14/18	4.625%	4,400,000	4,831,121
Total			14,016,089
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	3,100,000	3,391,741
Total Foreign Government Obligations (Cost: $17,121,182)			$17,407,830

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$4,155,000	$4,355,105
Total Municipal Bonds (Cost: $4,401,300)			$4,355,105

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(j)
03/20/20	8.500%	$40,000	$39,875
United Surgical Partners International, Inc. Tranche B Term Loan (c)(j)
04/03/19	4.750%	19,514	19,514
Total			59,389

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(j)
08/21/20	5.750%	$50,000	$50,500
Technology —%
Applied Systems, Inc. 2nd Lien Term Loan (c)(j)
01/24/22	7.500%	7,000	7,035
Riverbed Technology, Inc. Term Loan (c)(e)(j)
04/24/22	6.000%	81,127	81,888
Total			88,923
Total Senior Loans (Cost: $197,817)			$198,812

	Shares	Value

	Money Market Funds 9.9%
Columbia Short-Term Cash Fund, 0.114% (k)(l)	296,610,633	$296,610,633
	Total Money Market Funds (Cost: $296,610,633)	$296,610,633
	Total Investments
	(Cost: $2,701,595,404) (m)	$3,148,485,096(n)
	Other Assets & Liabilities, Net	(137,956,413)
	Net Assets	$3,010,528,683

At May 31, 2015, securities totaling $200,833 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at May 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	90	USD	10,775,390	09/2015	46,920	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of these securities amounted to $119,330,341 or 3.96% of net assets.

(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2015, the value of these securities amounted to $11,344, which represents less than 0.01% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $2,385, which represents less than 0.01% of net assets. Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
SACO I, Inc.
CMO Series 1995-1 Class A
09/25/24 0.000%	04-30-1999 - 12-20-2002	4,250

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $2,385, which represents less than 0.01% of net assets.

(i)	Principal and interest may not be guaranteed by the government.
(j)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	The rate shown is the seven-day current annualized yield at May 31, 2015.

(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	172,907,678	890,984,799	(767,281,844)	296,610,633	233,709	296,610,633

(m)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $2,701,595,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$455,701,000
Unrealized Depreciation	(8,811,000)
Net Unrealized Appreciation	$446,890,000

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	219,825,361	—	—	219,825,361
Consumer Staples	145,443,110	—	—	145,443,110
Energy	121,027,808	—	—	121,027,808
Financials	376,509,063	—	—	376,509,063
Health Care	263,025,735	—	—	263,025,735
Industrials	228,204,967	—	—	228,204,967
Information Technology	427,877,597	—	—	427,877,597
Materials	48,756,508	—	—	48,756,508
Telecommunication Services	50,973,579	—	—	50,973,579
Total Common Stocks	1,881,643,728	—	—	1,881,643,728
Corporate Bonds & Notes	—	328,924,272	—	328,924,272
Residential Mortgage-Backed Securities - Agency	—	255,582,714	—	255,582,714
Residential Mortgage-Backed Securities - Non-Agency	—	5,907,595	2,385	5,909,980
Commercial Mortgage-Backed Securities - Agency	—	96,034,948	—	96,034,948
Commercial Mortgage-Backed Securities - Non-Agency	—	83,580,356	—	83,580,356
Asset-Backed Securities - Non-Agency	—	46,888,541	—	46,888,541
Inflation-Indexed Bonds	—	18,526,426	—	18,526,426
U.S. Treasury Obligations	112,821,751	—	—	112,821,751
Foreign Government Obligations	—	17,407,830	—	17,407,830
Municipal Bonds	—	4,355,105	—	4,355,105
Senior Loans	—	198,812	—	198,812
Money Market Funds	296,610,633	—	—	296,610,633
Total Investments	2,291,076,112	857,406,599	2,385	3,148,485,096
Derivatives
Assets
Futures Contracts	46,920	—	—	46,920
Total	2,291,123,032	857,406,599	2,385	3,148,532,016

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Portfolio of Investments

Columbia Contrarian Core Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 11.3%
Auto Components 1.7%
Delphi Automotive PLC	1,258,743	$109,485,466
Hotels, Restaurants & Leisure 1.2%
Aramark	1,077,153	33,768,747
Hilton Worldwide Holdings, Inc. (a)	318,881	9,234,794
Las Vegas Sands Corp.	92,410	4,697,200
McDonald’s Corp.	308,440	29,588,649
Total		77,289,390
Household Durables 0.4%
Mohawk Industries, Inc. (a)	128,943	24,065,921
Internet & Catalog Retail 1.2%
Priceline Group, Inc. (The) (a)	64,300	75,362,172
Media 4.4%
CBS Corp., Class B Non Voting	1,474,300	90,993,796
Comcast Corp., Class A	2,437,428	142,492,041
Twenty-First Century Fox, Inc., Class A	1,160,820	39,003,552
Total		272,489,389
Specialty Retail 1.9%
Lowe’s Companies, Inc.	1,148,229	80,353,065
Michaels Companies, Inc. (The) (a)	1,354,035	37,046,398
Total		117,399,463
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	314,023	32,859,367
TOTAL CONSUMER DISCRETIONARY		708,951,168
CONSUMER STAPLES 7.5%
Beverages 3.0%
Diageo PLC, ADR	641,312	71,159,979
PepsiCo, Inc.	1,219,855	117,630,618
Total		188,790,597
Food & Staples Retailing 3.3%
CVS Health Corp.	1,616,807	165,528,701
Walgreens Boots Alliance, Inc.	454,679	39,029,645
Total		204,558,346
Tobacco 1.2%
Philip Morris International, Inc.	902,470	74,968,183
TOTAL CONSUMER STAPLES		468,317,126

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.2%
Energy Equipment & Services 1.0%
Halliburton Co.	472,458	$21,449,593
Schlumberger Ltd.	453,090	41,126,980
Total		62,576,573
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd.	1,755,170	54,129,443
Chevron Corp.	1,181,898	121,735,494
ConocoPhillips	355,961	22,667,596
Noble Energy, Inc.	751,337	32,893,534
Range Resources Corp.	567,720	31,457,365
Williams Companies, Inc. (The)	1,252,480	64,001,728
Total		326,885,160
TOTAL ENERGY		389,461,733
FINANCIALS 19.4%
Banks 9.4%
Bank of America Corp.	8,385,209	138,355,949
Citigroup, Inc.	3,092,906	167,264,357
JPMorgan Chase & Co.	2,935,458	193,094,427
Wells Fargo & Co.	1,615,618	90,409,983
Total		589,124,716
Capital Markets 3.7%
BlackRock, Inc.	374,169	136,863,537
Goldman Sachs Group, Inc. (The)	453,080	93,420,565
Total		230,284,102
Consumer Finance 2.6%
American Express Co.	2,055,310	163,849,313
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B (a)	909,453	130,051,779
Insurance 1.4%
Aon PLC	830,122	84,024,949
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	581,170	15,005,809
TOTAL FINANCIALS		1,212,340,668
HEALTH CARE 13.6%
Biotechnology 3.4%
Biogen, Inc. (a)	125,860	49,965,161
Celgene Corp. (a)	866,818	99,198,652

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	485,985	$62,347,016
Total		211,510,829
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	2,157,399	104,849,592
Medtronic PLC	2,340,179	178,602,461
St. Jude Medical, Inc.	856,807	63,189,516
Total		346,641,569
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	700,014	61,720,234
CIGNA Corp.	548,420	77,233,989
Total		138,954,223
Pharmaceuticals 2.4%
Johnson & Johnson	1,227,846	122,956,498
Perrigo Co. PLC	139,510	26,548,753
Total		149,505,251
TOTAL HEALTH CARE		846,611,872
INDUSTRIALS 11.8%
Aerospace & Defense 3.9%
Honeywell International, Inc.	1,454,729	151,582,762
United Technologies Corp.	759,327	88,970,344
Total		240,553,106
Air Freight & Logistics 1.0%
FedEx Corp.	349,461	60,533,634
Building Products 0.5%
Fortune Brands Home & Security, Inc.	635,283	29,134,078
Commercial Services & Supplies 1.2%
Tyco International PLC	1,932,529	77,996,870
Industrial Conglomerates 1.9%
General Electric Co.	4,346,025	118,516,102
Professional Services 3.1%
Dun & Bradstreet Corp. (The)	328,590	42,036,519
IHS, Inc., Class A (a)	265,560	32,770,104
Nielsen NV	2,676,510	120,416,185
Total		195,222,808

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.2%
Kansas City Southern	147,111	$13,313,546
TOTAL INDUSTRIALS		735,270,144
INFORMATION TECHNOLOGY 22.0%
Communications Equipment 1.3%
QUALCOMM, Inc.	1,170,978	81,593,747
Internet Software & Services 4.7%
Alibaba Group Holding Ltd., ADR (a)	389,010	34,746,373
Facebook, Inc., Class A (a)	898,140	71,123,707
Google, Inc., Class A (a)	122,148	66,609,747
Google, Inc., Class C (a)	229,315	122,020,805
Total		294,500,632
IT Services 1.9%
MasterCard, Inc., Class A	1,267,920	116,978,299
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Corp., Class A	1,834,524	104,292,689
Skyworks Solutions, Inc.	421,783	46,126,189
Total		150,418,878
Software 5.8%
Activision Blizzard, Inc.	4,263,670	107,700,304
Electronic Arts, Inc. (a)	1,025,246	64,339,313
Intuit, Inc.	458,499	47,752,671
Microsoft Corp.	3,062,602	143,513,530
Total		363,305,818
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	2,055,071	267,734,650
EMC Corp.	2,556,010	67,325,303
Hewlett-Packard Co.	1,028,102	34,338,607
Total		369,398,560
TOTAL INFORMATION TECHNOLOGY		1,376,195,934
MATERIALS 2.5%
Chemicals 2.5%
LyondellBasell Industries NV, Class A	791,620	80,032,782
Monsanto Co.	660,210	77,231,366
Total		157,264,148
TOTAL MATERIALS		157,264,148

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	3,317,418	$164,013,146
TOTAL TELECOMMUNICATION SERVICES		164,013,146
Total Common Stocks (Cost: $4,651,696,958)		$6,058,425,939

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	190,846,017	$190,846,017
Total Money Market Funds (Cost: $190,846,017)		$190,846,017
Total Investments
(Cost: $4,842,542,975) (d)		$6,249,271,956(e)
Other Assets & Liabilities, Net		(2,052,417)
Net Assets		$6,247,219,539

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	109,912,819	1,390,606,245	(1,309,673,047)	190,846,017	134,904	190,846,017

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $4,842,543,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,432,850,000
Unrealized Depreciation	(26,121,000)
Net Unrealized Appreciation	$1,406,729,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	708,951,168	—	—	708,951,168
Consumer Staples	468,317,126	—	—	468,317,126
Energy	389,461,733	—	—	389,461,733
Financials	1,212,340,668	—	—	1,212,340,668
Health Care	846,611,872	—	—	846,611,872
Industrials	735,270,144	—	—	735,270,144
Information Technology	1,376,195,934	—	—	1,376,195,934
Materials	157,264,148	—	—	157,264,148
Telecommunication Services	164,013,146	—	—	164,013,146
Total Common Stocks	6,058,425,939	—	—	6,058,425,939
Money Market Funds	190,846,017	—	—	190,846,017
Total Investments	6,249,271,956	—	—	6,249,271,956

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.5%
BRAZIL 6.6%
AmBev SA, ADR	2,628,311	$15,112,788
BB Seguridade Participacoes SA	1,499,700	15,842,796
Hypermarcas SA (a)	930,000	6,362,866
Itaú Unibanco Holding SA, ADR	2,725,405	29,161,834
Kroton Educacional SA	1,227,200	4,471,579
M. Dias Branco SA	105,600	2,888,978
Qualicorp SA	508,400	3,066,707
Raia Drogasil SA	283,000	3,207,209
Ultrapar Participacoes SA	477,200	10,383,290
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	677,200	10,237,807
Total		100,735,854
CHINA 26.8%
58.Com, Inc., ADR (a)	51,345	3,851,388
AAC Technologies Holdings, Inc.	2,001,000	11,144,165
Alibaba Group Holding Ltd., ADR (a)	173,041	15,456,022
Baidu, Inc., ADR (a)	58,125	11,473,875
Bank of China Ltd., Class H	33,777,000	22,375,768
Beijing Urban Construction Design & Development Group Co., Ltd. Class H (a)(b)	5,206,000	4,822,780
China Animal Healthcare Ltd. (c)(d)	6,354,000	4,048,256
China Mobile Ltd.	2,065,000	27,170,563
China Mobile Ltd., ADR	107,951	7,096,699
China Pacific Insurance Group Co., Ltd., Class H	4,493,800	23,058,634
Chongqing Changan Automobile Co., Ltd., Class B	7,382,592	19,634,742
CSPC Pharmaceutical Group Ltd.	7,146,000	7,354,611
CT Environmental Group Ltd.	4,010,566	5,450,062
ENN Energy Holdings Ltd.	1,910,000	12,801,993
Guangdong Investment Ltd.	5,500,000	7,693,106
Haier Electronics Group Co., Ltd.	1,690,000	5,109,202
Industrial & Commercial Bank of China Ltd., Class H	49,666,000	43,008,451
Luye Pharma Group Ltd. (a)	9,278,000	10,099,285
Pax Global Technology Ltd. (a)	5,509,000	9,956,375
Ping An Insurance Group Co. of China Ltd., Class H	2,625,500	38,538,696
Shenzhou International Group Holdings Ltd.	2,551,000	12,600,943
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	13,799,000	7,456,851
Sinotrans Ltd., Class H	11,410,000	8,880,462
Tencent Holdings Ltd.	2,837,500	56,588,023
Vipshop Holdings Ltd., ADS (a)	409,061	10,214,253
WuXi PharmaTech (Cayman), Inc. ADR (a)	262,504	11,292,922

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,577,000	$12,907,240
Total		410,085,367
CZECH REPUBLIC 0.3%
Komercni Banka AS	24,909	5,347,206
GREECE 0.3%
JUMBO SA	424,234	4,007,052
HONG KONG 0.5%
Techtronic Industries Co., Ltd.	2,289,000	7,868,939
INDIA 13.3%
Apollo Hospitals Enterprise Ltd.	209,936	3,981,288
Asian Paints Ltd.	868,805	10,696,255
Bharti Infratel Ltd.	1,165,251	8,736,703
Dish TV India Ltd. (a)	5,007,579	7,932,723
Eicher Motors Ltd.	69,728	20,608,685
Havells India Ltd	1,331,090	5,734,218
HCL Technologies Ltd.	769,892	12,184,344
HDFC Bank Ltd., ADR	123,930	7,388,707
ICICI Bank Ltd., ADR	1,971,296	20,816,886
IndusInd Bank Ltd.	906,348	12,391,964
Just Dial Ltd.	361,028	6,425,921
Larsen & Toubro Ltd.	265,346	6,859,580
LIC Housing Finance Ltd.	959,539	6,282,843
Lupin Ltd.	196,114	5,626,696
Maruti Suzuki India Ltd.	177,184	10,490,156
Motherson Sumi Systems Ltd.	2,211,649	16,823,104
Natco Pharma Ltd.	196,000	6,792,426
Tata Motors Ltd.	812,738	6,104,127
Tech Mahindra Ltd.	994,884	8,636,231
UPL Ltd.	958,114	8,279,733
Yes Bank Ltd.	827,270	11,409,572
Total		204,202,162
INDONESIA 2.7%
PT Bank Rakyat Indonesia Persero Tbk	10,580,700	9,408,602
PT Matahari Department Store Tbk	11,787,900	15,516,588
PT Mitra Keluarga Karyasehat Tbk (a)	1,034,200	1,994,261
PT Nippon Indosari Corpindo Tbk	62,256,700	5,945,380
PT Pakuwon Jati Tbk	141,535,600	4,727,854
PT Sumber Alfaria Trijaya Tbk	79,444,900	3,424,349
Total		41,017,034

Issuer	Shares	Value

Common Stocks (continued)
MEXICO 3.1%
Alfa SAB de CV, Class A	2,417,400	$4,745,664
Cemex SAB de CV, ADR (a)	1,687,770	15,696,261
Grupo Financiero Banorte SAB de CV, Class O	2,344,300	13,227,972
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	472,883	4,473,473
Grupo Mexico SAB de CV, Class B	3,159,990	9,798,721
Total		47,942,091
PERU 0.9%
Credicorp Ltd.	75,609	10,671,454
Southern Copper Corp.	126,599	3,800,502
Total		14,471,956
PHILIPPINES 3.7%
Bloomberry Resorts Corp.	19,258,500	4,182,900
GT Capital Holdings, Inc.	434,095	13,572,881
Metropolitan Bank & Trust Co.	11,412,266	22,889,588
Robinsons Retail Holdings, Inc.	4,152,540	6,985,320
SM Prime Holdings, Inc.	12,545,300	5,410,971
Universal Robina Corp.	988,720	4,222,771
Total		57,264,431
POLAND 0.5%
Bank Pekao SA	157,040	7,863,014
RUSSIAN FEDERATION 3.5%
Lukoil OAO, ADR	262,125	12,529,575
Magnit PJSC	40,979	8,221,615
Magnit PJSC, GDR (b)	194,547	10,145,626
Mail.ru Group Ltd., GDR (a)(b)	226,133	5,178,445
MMC Norilsk Nickel, ADR	443,805	7,817,625
QIWI PLC, ADR	131,340	3,969,095
Yandex NV, Class A (a)	300,491	5,417,853
Total		53,279,834
SOUTH AFRICA 5.9%
Aspen Pharmacare Holdings Ltd.	373,052	11,221,279
AVI Ltd.	1,350,311	8,994,846
Clicks Group Ltd.	738,647	5,240,275
Discovery Ltd.	616,684	6,185,755
Naspers Ltd., Class N	298,518	43,876,535
Sasol Ltd.	418,396	14,751,820
Total		90,270,510
SOUTH KOREA 13.6%
Cuckoo Electronics Co., Ltd.	51,526	12,483,403

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Duk San Neolux Co., Ltd. (a)	220,893	$4,145,792
EO Technics Co., Ltd.	38,918	3,845,919
Hotel Shilla Co., Ltd.	104,544	11,244,686
Kia Motors Corp.	137,271	5,891,004
Korea Electric Power Corp.	215,097	8,935,915
LG Display Co., Ltd.	353,534	9,319,156
LG Uplus Corp.	995,411	8,355,050
Medy-Tox, Inc.	19,627	8,222,477
Samchuly Bicycle Co., Ltd.	395,258	8,403,085
Samsung Electronics Co., Ltd.	55,046	64,754,745
Shinhan Financial Group Co., Ltd.	371,739	13,915,805
SK Hynix, Inc.	443,334	20,372,449
SK Telecom Co., Ltd.	99,958	22,096,789
Wonik IPS Co., Ltd. (a)	405,676	5,309,175
Total		207,295,450
TAIWAN 11.2%
Advanced Semiconductor Engineering, Inc.	12,071,000	17,214,827
Catcher Technology Co., Ltd.	1,251,000	14,603,540
Cathay Financial Holding Co., Ltd.	14,214,850	25,337,901
Chipbond Technology Corp.	3,468,000	8,017,423
CTBC Financial Holding Co., Ltd.	20,369,255	15,441,501
Eclat Textile Co., Ltd.	1,033,200	15,173,095
eMemory Technology, Inc.	599,000	8,731,186
Gigasolar Materials Corp.	303,200	5,680,752
Inotera Memories, Inc. (a)	4,694,000	5,497,555
Largan Precision Co., Ltd.	101,000	11,204,982
Merida Industry Co., Ltd.	728,400	5,247,319
Pegatron Corp.	2,980,000	8,864,946
Taiwan Semiconductor Manufacturing Co., Ltd.	6,256,048	29,760,273
Total		170,775,300
THAILAND 2.6%
Kasikornbank PCL, Foreign Registered Shares	3,301,500	19,091,050
Mega Lifesciences PCL, Foreign Registered Shares	7,897,700	4,501,007
Robinson Department Store PCL, Foreign Registered Shares	2,284,000	3,050,207
Srisawad Power 1979 PCL	4,116,900	5,125,840
Thai Union Frozen Products PCL, Foreign Registered Shares	13,737,800	8,339,337
Total		40,107,441
TURKEY 3.1%
Coca-Cola Icecek AS	654,835	11,092,437
Pegasus Hava Tasimaciligi AS (a)	943,864	9,234,974

Issuer	Shares	Value

Common Stocks (continued)
TURKEY (CONTINUED)
Turk Traktor ve Ziraat Makineleri AS	85,910	$2,402,299
Turkiye Garanti Bankasi AS	4,334,939	13,725,529
Turkiye Halk Bankasi AS	2,180,097	10,931,396
Total		47,386,635
UNITED ARAB EMIRATES 0.8%
Emaar Properties PJSC	5,523,298	11,622,592
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	39,281	2,842,756
UNITED STATES 0.9%
Atento SA (a)	358,075	4,665,717
Luxoft Holding, Inc. (a)	158,958	8,509,022
Total		13,174,739
Total Common Stocks (Cost: $1,292,991,381)		$1,537,560,363

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.114% (e)(f)	31,574,386	$31,574,386
Total Money Market Funds (Cost: $31,574,386)		$31,574,386
Total Investments
(Cost: $1,324,565,767) (g)		$1,569,134,749(h)
Other Assets & Liabilities, Net		(40,383,047)
Net Assets		$1,528,751,702

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of these securities amounted to $20,146,851 or 1.32% of net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $11,505,107, which represents 0.75% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $11,505,107, which represents 0.75% of net assets.  Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	07-21-2014 - 11-19-2014	4,620,487
Sihuan Pharmaceutical Holdings Group Ltd.	02-23-2015 - 03-04-2015	8,151,384

(e)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,068,200	464,200,960	(449,694,774)	31,574,386	23,554	31,574,386

(g)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $1,324,566,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$300,981,000
Unrealized Depreciation	(56,412,000)
Net Unrealized Appreciation	$244,569,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation of the most recent shareholder report. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Brazil	100,735,854	—	—	100,735,854
China	59,385,159	339,195,101	11,505,107	410,085,367
Czech Republic	—	5,347,206	—	5,347,206
Greece	—	4,007,052	—	4,007,052
Hong Kong	—	7,868,939	—	7,868,939
India	28,205,593	175,996,569	—	204,202,162
Indonesia	—	41,017,034	—	41,017,034
Mexico	47,942,091	—	—	47,942,091
Peru	14,471,956	—	—	14,471,956
Philippines	—	57,264,431	—	57,264,431
Poland	—	7,863,014	—	7,863,014
Russian Federation	21,916,523	31,363,311	—	53,279,834
South Africa	—	90,270,510	—	90,270,510
South Korea	—	207,295,450	—	207,295,450
Taiwan	—	170,775,300	—	170,775,300
Thailand	—	40,107,441	—	40,107,441
Turkey	—	47,386,635	—	47,386,635
United Arab Emirates	—	11,622,592	—	11,622,592
United Kingdom	—	2,842,756	—	2,842,756
United States	13,174,739	—	—	13,174,739
Total Common Stocks	285,831,915	1,240,223,341	11,505,107	1,537,560,363
Money Market Funds	31,574,386	—	—	31,574,386
Total Investments	317,406,301	1,240,223,341	11,505,107	1,569,134,749

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	3,442,000	3,442,000	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
AUSTRALIA 3.5%
AMP Ltd.	898,359	$4,554,170
Australia and New Zealand Banking Group Ltd.	248,141	6,271,951
BHP Billiton Ltd.	427,830	9,540,629
Coca-Cola Amatil Ltd.	271,078	2,083,754
South32 Ltd. (a)	427,830	716,343
Wesfarmers Ltd.	111,371	3,706,127
Woodside Petroleum Ltd.	69,770	1,946,207
Total		28,819,181
CANADA 4.9%
Aimia, Inc.	136,376	1,596,683
Bank of Montreal	104,844	6,405,968
BCE, Inc.	143,383	6,278,741
Cenovus Energy, Inc.	119,932	1,978,936
Rogers Communications, Inc., Class B	96,153	3,308,449
Royal Bank of Canada	102,430	6,512,657
Suncor Energy, Inc.	116,262	3,398,338
TELUS Corp.	154,303	5,253,449
Toronto-Dominion Bank (The)	23,224	1,011,870
Toronto-Dominion Bank (The)	114,298	4,976,871
Total		40,721,962
CHINA 3.4%
Bank of China Ltd., Class H	5,165,000	3,421,584
China Construction Bank Corp., Class H	6,496,000	6,510,738
China Mobile Ltd.	318,500	4,190,714
CNOOC Ltd.	5,255,000	8,180,246
Industrial & Commercial Bank of China Ltd., Class H	6,629,000	5,740,406
Total		28,043,688
DENMARK 0.3%
TDC A/S	295,440	2,209,466
FRANCE 6.4%
AXA SA	487,774	12,276,075
Cie Generale des Etablissements Michelin	78,049	8,363,820
GDF Suez	168,232	3,395,134
Orange SA	229,880	3,625,573
Schneider Electric SE	65,374	4,938,422
Suez Environnement Co.	141,679	2,732,442
Total SA	299,583	15,127,247
VINCI SA	46,233	2,746,058
Total		53,204,771

Issuer	Shares	Value

Common Stocks (continued)
GERMANY 4.5%
Allianz SE, Registered Shares	61,065	$9,573,913
BASF SE	92,139	8,520,726
E.ON SE	139,488	2,048,280
Freenet AG	100,961	3,320,465
ProSiebenSat.1 Media AG, Registered Shares	81,381	3,891,638
Siemens AG, Registered Shares	65,967	6,939,410
Wincor Nixdorf AG	89,579	3,341,142
Total		37,635,574
HONG KONG 0.3%
Television Broadcasts Ltd.	447,600	2,750,723
ISRAEL 0.2%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	211,909	1,764,142
ITALY 1.9%
ENI SpA	616,277	11,093,687
Snam SpA	440,316	2,178,130
Terna Rete Elettrica Nazionale SpA	474,409	2,261,329
Total		15,533,146
JAPAN 2.9%
Canon, Inc.	54,800	1,891,052
Japan Tobacco, Inc.	149,800	5,436,242
Mitsui & Co., Ltd.	186,400	2,606,762
Mizuho Financial Group, Inc.	1,306,000	2,875,272
Nissan Motor Co., Ltd.	224,700	2,333,700
NTT DoCoMo, Inc.	243,800	4,380,732
Sumitomo Mitsui Financial Group, Inc.	94,200	4,274,734
Total		23,798,494
MALAYSIA 0.5%
Malayan Banking Bhd	1,731,200	4,261,031
NETHERLANDS 1.8%
LyondellBasell Industries NV, Class A	57,133	5,776,147
Unilever NV-CVA	214,215	9,135,625
Total		14,911,772
NORWAY 1.9%
Statoil ASA	599,095	11,239,897
Telenor ASA	178,358	4,043,967
Total		15,283,864

Issuer	Shares	Value

Common Stocks (continued)
POLAND 0.5%
Powszechny Zaklad Ubezpieczen SA	37,357	$4,471,561
SPAIN 2.2%
Enagas SA	141,142	4,059,101
Ferrovial SA	238,377	5,145,865
Red Electrica Corp. SA	55,366	4,656,714
Repsol SA	247,337	4,710,415
Total		18,572,095
SWEDEN 0.6%
Atlas Copco AB, Class B	64,037	1,723,625
Atlas Copco AB, Class B (a)	64,037	44,687
Skanska AB, Class B	153,157	3,186,542
Total		4,954,854
SWITZERLAND 9.9%
ABB Ltd.	198,895	4,350,994
ACE Ltd.	54,478	5,800,817
Nestlé SA, Registered Shares	278,653	21,613,879
Novartis AG, ADR	143,334	14,724,702
Novartis AG, Registered Shares	57,532	5,907,153
Roche Holding AG, Genusschein Shares	71,284	20,948,705
Swiss Re AG	102,807	9,232,229
Total		82,578,479
UNITED KINGDOM 16.9%
Amec Foster Wheeler PLC	202,353	2,938,125
AstraZeneca PLC	114,247	7,635,046
BAE Systems PLC	472,645	3,720,312
BAE Systems PLC, ADR	68,390	2,162,492
BP PLC	2,972,506	20,478,375
British American Tobacco PLC	212,434	11,706,486
GlaxoSmithKline PLC	440,602	9,788,103
HSBC Holdings PLC	951,457	9,055,346
HSBC Holdings PLC, ADR	364,156	17,297,410
Imperial Tobacco Group PLC	125,884	6,483,917
Inmarsat PLC	316,590	4,804,890
Marks & Spencer Group PLC	455,312	4,057,090
Pearson PLC	198,878	3,972,824
Rio Tinto PLC	280,048	12,224,404
Royal Dutch Shell PLC, Class A	274,620	8,155,338
Vodafone Group PLC	2,919,948	11,395,884
Vodafone Group PLC, ADR	115,903	4,523,694
Total		140,399,736

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 35.2%
AbbVie, Inc.	94,345	$6,282,433
Altria Group, Inc.	250,936	12,847,923
AT&T, Inc.	617,892	21,341,990
Bristol-Myers Squibb Co.	82,153	5,307,084
Chevron Corp.	116,780	12,028,340
Cisco Systems, Inc.	450,131	13,193,340
CMS Energy Corp.	150,999	5,155,106
Coca-Cola Co. (The)	99,732	4,085,023
ConocoPhillips	188,771	12,020,937
Dow Chemical Co. (The)	227,260	11,833,428
DTE Energy Co.	60,047	4,757,524
Duke Energy Corp.	90,575	6,859,245
EI du Pont de Nemours & Co.	72,201	5,126,993
Exxon Mobil Corp.	62,741	5,345,533
General Motors Co.	232,426	8,360,363
Intel Corp.	205,123	7,068,539
Johnson & Johnson	158,571	15,879,300
Lockheed Martin Corp.	51,475	9,687,595
Mattel, Inc.	31,399	810,408
McDonald’s Corp.	114,622	10,995,688
Merck & Co., Inc.	264,283	16,092,192
Microchip Technology, Inc.	44,074	2,165,356
Nucor Corp.	44,255	2,093,261
Occidental Petroleum Corp.	145,927	11,410,032
Pfizer, Inc.	551,452	19,162,957
PG&E Corp.	61,096	3,266,803
Philip Morris International, Inc.	213,454	17,731,624
Procter & Gamble Co. (The)	227,955	17,869,392
RR Donnelley & Sons Co.	122,047	2,340,861
Seagate Technology PLC	94,954	5,283,241
Sempra Energy	60,825	6,536,863
Williams Companies, Inc. (The)	124,449	6,359,344
Xcel Energy, Inc.	93,219	3,174,107
Total		292,472,825
Total Common Stocks (Cost: $765,216,750)		$812,387,364

Issuer	Coupon Rate		Principal Amount	Value

Convertible Bonds(b) 0.3%
NETHERLANDS 0.3%
Volkswagen International Finance NV (c)
11/09/15	5.500%	EUR	$1,700,000	$2,437,512
Total Convertible Bonds (Cost: $2,193,969)				$2,437,512

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.114% (d)(e)	12,408,877	$12,408,877
Total Money Market Funds (Cost: $12,408,877)		$12,408,877
Total Investments
(Cost: $779,819,596) (f)		$827,233,753(g)
Other Assets & Liabilities, Net		3,680,370
Net Assets		$830,914,123

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of these securities amounted to $2,437,512 or 0.29% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,509,763	209,061,297	(206,162,183)	12,408,877	16,297	12,408,877

(f)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $779,820,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,321,000
Unrealized Depreciation	(33,907,000)
Net Unrealized Appreciation	$47,414,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
EUR	Euro

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	28,819,181	—	28,819,181
Canada	40,721,962	—	—	40,721,962
China	—	28,043,688	—	28,043,688
Denmark	—	2,209,466	—	2,209,466
France	—	53,204,771	—	53,204,771
Germany	—	37,635,574	—	37,635,574
Hong Kong	—	2,750,723	—	2,750,723
Israel	1,764,142	—	—	1,764,142
Italy	—	15,533,146	—	15,533,146
Japan	—	23,798,494	—	23,798,494
Malaysia	—	4,261,031	—	4,261,031
Netherlands	5,776,147	9,135,625	—	14,911,772
Norway	—	15,283,864	—	15,283,864
Poland	—	4,471,561	—	4,471,561
Spain	—	18,572,095	—	18,572,095
Sweden	—	4,954,854	—	4,954,854
Switzerland	20,525,519	62,052,960	—	82,578,479
United Kingdom	23,983,596	116,416,140	—	140,399,736
United States	292,472,825	—	—	292,472,825
Total Common Stocks	385,244,191	427,143,173	—	812,387,364
Convertible Bonds	—	2,437,512	—	2,437,512
Money Market Funds	12,408,877	—	—	12,408,877
Total Investments	397,653,068	429,580,685	—	827,233,753

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Energy and Natural Resources Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.8%
AUSTRALIA 2.0%
BHP Billiton Ltd., ADR	97,543	$4,353,344
South32 Ltd., ADR (a)	39,017	322,672
Tronox Ltd., Class A	70,188	1,183,370
Total		5,859,386
CANADA 7.8%
Agnico Eagle Mines Ltd.	68,390	2,200,106
Canadian Natural Resources Ltd.	56,799	1,751,681
Canadian Natural Resources Ltd.	23,501	725,288
Cenovus Energy, Inc.	117,261	1,934,863
First Quantum Minerals Ltd.	150,274	1,943,073
Goldcorp, Inc.	128,399	2,280,366
Methanex Corp.	28,195	1,564,541
Silver Wheaton Corp.	55,036	1,049,537
Suncor Energy, Inc.	204,889	5,988,835
Suncor Energy, Inc.	61,021	1,783,644
Tourmaline Oil Corp. (a)	36,103	1,166,758
Yamana Gold, Inc.	214,882	771,426
Total		23,160,118
FRANCE 3.2%
Air Liquide SA	18,561	2,391,225
Lafarge SA	28,621	2,020,606
Total SA	99,594	5,028,934
Total		9,440,765
GERMANY 2.2%
BASF SE	70,098	6,482,443
IRELAND 0.5%
Weatherford International PLC (a)	103,957	1,436,686
NETHERLANDS 1.0%
LyondellBasell Industries NV, Class A	30,106	3,043,716
SWITZERLAND 0.7%
Clariant AG, Registered Shares	97,760	2,092,814
UNITED KINGDOM 18.0%
Anglo American PLC	111,774	1,752,771
BG Group PLC	550,246	9,562,124
BP PLC	1,871,536	12,893,503
BP PLC, ADR	36,343	1,506,781
Cairn Energy PLC (a)	194,961	505,371
Croda International PLC	66,971	2,993,985
Ophir Energy PLC (a)	301,020	604,544

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Randgold Resources Ltd.	21,362	$1,545,962
Rio Tinto PLC	238,648	10,417,249
Rio Tinto PLC, ADR	145	6,347
Royal Dutch Shell PLC, Class A	385,042	11,434,520
Total		53,223,157
UNITED STATES 56.4%
Albemarle Corp.	61,452	3,696,338
Alcoa, Inc.	233,651	2,920,637
Anadarko Petroleum Corp.	71,471	5,975,690
Antero Resources Corp. (a)	28,297	1,132,163
Atwood Oceanics, Inc.	34,678	1,067,042
Cabot Oil & Gas Corp.	30,102	1,022,264
Cheniere Energy, Inc. (a)	15,435	1,170,436
Chevron Corp.	72,810	7,499,430
Cimarex Energy Co.	5,872	678,275
Cobalt International Energy, Inc. (a)	133,095	1,352,245
ConocoPhillips	32,692	2,081,826
Delek U.S. Holdings, Inc.	46,836	1,773,211
Devon Energy Corp.	43,937	2,865,571
Dow Chemical Co. (The)	115,002	5,988,154
Eastman Chemical Co.	56,096	4,306,490
EI du Pont de Nemours & Co.	62,456	4,435,000
EOG Resources, Inc.	17,233	1,528,395
EQT Corp.	28,488	2,423,474
Exxon Mobil Corp.	330,173	28,130,740
FMC Technologies, Inc. (a)	30,582	1,278,022
Freeport-McMoRan, Inc.	159,059	3,125,509
Halliburton Co.	92,224	4,186,970
HollyFrontier Corp.	49,711	2,070,463
International Paper Co.	51,530	2,670,800
Kinder Morgan, Inc.	181,277	7,521,183
Kosmos Energy Ltd. (a)	126,681	1,126,194
Marathon Petroleum Corp.	31,094	3,216,985
Monsanto Co.	56,871	6,652,769
Mosaic Co. (The)	82,601	3,787,256
Nucor Corp.	87,157	4,122,526
Occidental Petroleum Corp.	85,556	6,689,624
PBF Energy, Inc., Class A	35,852	961,551
Phillips 66	30,299	2,397,257
PPG Industries, Inc.	21,782	4,985,682
Praxair, Inc.	45,560	5,597,502
Range Resources Corp.	11,868	657,606
Schlumberger Ltd.	88,640	8,045,853
SemGroup Corp., Class A	22,246	1,750,760
Sonoco Products Co.	52,498	2,363,460
Steel Dynamics, Inc.	143,734	3,134,838
Tesoro Corp.	25,618	2,267,193

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Valero Energy Corp.	66,807	$3,957,647
Williams Companies, Inc. (The)	88,759	4,535,585
Total		167,150,616
Total Common Stocks (Cost: $264,128,266)		$271,889,701

Warrants 0.4%
UNITED STATES 0.4%
Kinder Morgan, Inc. (a)	290,588	1,150,729
Total Warrants (Cost: $1,479,810)		$1,150,729

Limited Partnerships 2.2%
UNITED STATES 2.2%
Energy Transfer Equity LP	11,387	781,945
Enterprise Products Partners LP	73,328	2,377,294
PBF Logistics LP	62,983	1,456,167
Plains GP Holdings LP, Class A	68,814	1,924,039
Total		6,539,445
Total Limited Partnerships (Cost: $6,082,562)		$6,539,445

	Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	12,758,043	$12,758,043
Total Money Market Funds (Cost: $12,758,043)		$12,758,043
Total Investments
(Cost: $284,448,681) (d)		$292,337,918(e)
Other Assets & Liabilities, Net		3,811,901
Net Assets		$296,149,819

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	660,004	65,064,628	(52,966,589)	12,758,043	6,807	12,758,043

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $284,449,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,623,000
Unrealized Depreciation	(21,734,000)
Net Unrealized Appreciation	$7,889,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	5,859,386	—	—	5,859,386
Canada	23,160,118	—	—	23,160,118
France	—	9,440,765	—	9,440,765
Germany	—	6,482,443	—	6,482,443
Ireland	1,436,686	—	—	1,436,686
Netherlands	3,043,716	—	—	3,043,716
Switzerland	—	2,092,814	—	2,092,814
United Kingdom	1,513,128	51,710,029	—	53,223,157
United States	167,150,616	—	—	167,150,616
Total Common Stocks	202,163,650	69,726,051	—	271,889,701
Warrants
United States	1,150,729	—	—	1,150,729
Limited Partnerships
United States	6,539,445	—	—	6,539,445
Money Market Funds	12,758,043	—	—	12,758,043
Total Investments	222,611,867	69,726,051	—	292,337,918

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Technology Growth Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CHINA 5.4%
Alibaba Group Holding Ltd., ADR (a)	43,127	$3,852,104
Baidu, Inc., ADR (a)	15,766	3,112,208
Baozun, Inc. ADR (a)	75,000	916,500
NetEase, Inc., ADR	15,929	2,252,520
Qihoo 360 Technology Co., Ltd., ADR (a)	38,360	1,996,638
Tencent Holdings Ltd.	235,700	4,700,545
Vipshop Holdings Ltd., ADS (a)	55,095	1,375,722
Total		18,206,237
GUERNSEY 0.9%
Amdocs Ltd.	56,809	3,115,974
INDIA 0.3%
Videocon d2h Ltd. ADR (a)	83,140	931,168
IRELAND 0.4%
King Digital Entertainment PLC	94,900	1,398,826
ISLE OF MAN 0.6%
Eros International PLC (a)	106,002	2,114,740
ISRAEL 1.0%
Check Point Software Technologies Ltd. (a)	40,012	3,389,817
NETHERLANDS 3.2%
ASML Holding NV	27,965	3,140,469
Mobileye NV (a)	49,622	2,336,204
NXP Semiconductors NV (a)	49,529	5,559,630
Total		11,036,303
SINGAPORE 2.6%
Avago Technologies Ltd.	37,729	5,586,533
Flextronics International Ltd. (a)	273,072	3,317,825
Total		8,904,358
SOUTH AFRICA 0.8%
MiX Telematics Ltd., ADR (a)	137,272	1,056,994
Naspers Ltd., Class N	10,580	1,555,061
Total		2,612,055
SWITZERLAND 1.0%
TE Connectivity Ltd.	50,393	3,477,117

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	125,224	$3,040,439
UNITED KINGDOM 1.7%
ARM Holdings PLC, ADR	71,570	3,812,534
Auto Trader Group PLC (a)	425,000	1,846,403
Total		5,658,937
UNITED STATES 78.8%
A10 Networks, Inc. (a)	173,941	1,052,343
Accenture PLC, Class A	23,784	2,284,215
Activision Blizzard, Inc.	161,190	4,071,659
Adobe Systems, Inc. (a)	36,758	2,907,190
Akamai Technologies, Inc. (a)	53,859	4,107,826
Alliance Data Systems Corp. (a)	11,154	3,324,227
Altera Corp.	47,575	2,324,039
Amazon.com, Inc. (a)	5,142	2,207,101
Amphenol Corp., Class A	68,127	3,886,645
Apple, Inc.	134,190	17,482,273
Applied Materials, Inc.	136,101	2,739,713
Autodesk, Inc. (a)	55,406	3,000,235
Automatic Data Processing, Inc.	36,685	3,136,934
Barracuda Networks, Inc. (a)	17,600	692,384
Blackhawk Network Holdings, Inc. (a)	4,380	150,672
Broadcom Corp., Class A	90,413	5,139,979
Cavium, Inc. (a)	18,330	1,289,882
Cisco Systems, Inc.	196,239	5,751,765
Cognizant Technology Solutions Corp., Class A (a)	65,947	4,268,090
Comcast Corp., Class A	40,765	2,383,122
Computer Sciences Corp.	31,970	2,193,142
Corning, Inc.	134,485	2,813,426
eBay, Inc. (a)	37,020	2,271,547
Electronic Arts, Inc. (a)	78,298	4,913,591
EMC Corp.	87,443	2,303,249
Equinix, Inc.	8,442	2,263,047
Expedia, Inc.	14,920	1,600,319
F5 Networks, Inc. (a)	14,519	1,824,893
Facebook, Inc., Class A (a)	97,812	7,745,732
Fidelity National Information Services, Inc.	36,354	2,279,396
Fiserv, Inc. (a)	50,852	4,075,788
FleetCor Technologies, Inc. (a)	23,361	3,554,143
Freescale Semiconductor Holdings I Ltd. (a)	50,597	2,282,937
Gartner, Inc. (a)	12,872	1,126,043
Google, Inc., Class A (a)	19,683	10,733,534
Guidewire Software, Inc. (a)	34,045	1,649,480

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Hewlett-Packard Co.	46,668	$1,558,711
Infinera Corp. (a)	60,896	1,256,893
Intel Corp.	79,214	2,729,714
Intuit, Inc.	32,889	3,425,389
KLA-Tencor Corp.	33,151	1,977,789
Lam Research Corp.	54,633	4,493,564
Linear Technology Corp.	62,993	3,014,215
LinkedIn Corp., Class A (a)	15,778	3,075,606
Marvell Technology Group Ltd.	69,744	975,719
MasterCard, Inc., Class A	29,478	2,719,640
Maxim Integrated Products, Inc.	152,296	5,341,021
Microchip Technology, Inc.	54,250	2,665,303
Micron Technology, Inc. (a)	109,268	3,051,855
Microsemi Corp. (a)	62,067	2,258,618
Microsoft Corp.	113,725	5,329,154
Motorola Solutions, Inc.	23,096	1,362,664
Netflix, Inc. (a)	4,687	2,924,969
NVIDIA Corp.	86,425	1,912,585
Oracle Corp.	72,902	3,170,508
Palo Alto Networks, Inc. (a)	25,367	4,299,453
Paychex, Inc.	39,688	1,960,984
Power Integrations, Inc.	27,162	1,378,743
Priceline Group, Inc. (The) (a)	1,608	1,884,640
PTC, Inc. (a)	30,649	1,264,884
QLIK Technologies, Inc. (a)	75,885	2,744,760
QUALCOMM, Inc.	22,861	1,592,954
Rackspace Hosting, Inc. (a)	65,540	2,627,499
Rambus, Inc. (a)	87,754	1,341,759
Red Hat, Inc. (a)	35,327	2,729,717
Ruckus Wireless, Inc. (a)	68,370	718,569
salesforce.com, inc. (a)	71,954	5,234,654
SanDisk Corp.	28,769	1,967,224
SBA Communications Corp., Class A (a)	25,581	2,860,212
Seagate Technology PLC	31,020	1,725,953
ServiceNow, Inc. (a)	26,145	2,002,968
Silicon Laboratories, Inc. (a)	33,870	1,877,753
Skyworks Solutions, Inc.	63,131	6,904,006

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
SolarEdge Technologies, Inc. (a)	62,325	$2,333,448
SolarWinds, Inc. (a)	32,024	1,519,539
Splunk, Inc. (a)	40,842	2,761,736
Synaptics, Inc. (a)	22,380	2,229,943
Synopsys, Inc. (a)	46,536	2,321,681
Tableau Software, Inc., Class A (a)	23,700	2,683,077
Teradyne, Inc.	42,508	899,044
Texas Instruments, Inc.	59,395	3,321,368
Total System Services, Inc.	34,748	1,431,618
Twitter, Inc. (a)	44,479	1,631,045
VeriSign, Inc. (a)	33,557	2,120,467
Visa, Inc., Class A	85,220	5,852,910
VMware, Inc., Class A (a)	40,692	3,553,225
Walt Disney Co. (The)	34,432	3,800,260
Western Digital Corp.	35,288	3,435,640
Workday, Inc., Class A (a)	16,508	1,302,811
Yahoo!, Inc. (a)	40,375	1,733,501
Total		267,122,523
Total Common Stocks (Cost: $249,253,514)		$331,008,494

	Shares	Value

Exchange-Traded Funds 0.3%
Market Vectors Semiconductor ETF	14,246	$851,768
Total Exchange-Traded Funds (Cost: $487,663)		$851,768

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	6,186,095	$6,186,095
Total Money Market Funds (Cost: $6,186,095)		$6,186,095
Total Investments
(Cost: $255,927,272) (d)		$338,046,357(e)
Other Assets & Liabilities, Net		1,064,007
Net Assets		$339,110,364

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,768,139	72,398,819	(70,980,863)	6,186,095	5,139	6,186,095

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $255,927,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$85,982,000
Unrealized Depreciation	(3,863,000)
Net Unrealized Appreciation	$82,119,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation of the most recent shareholder report. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	13,505,692	4,700,545	—	18,206,237
Guernsey	3,115,974	—	—	3,115,974
India	931,168	—	—	931,168
Ireland	1,398,826	—	—	1,398,826
Isle of Man	2,114,740	—	—	2,114,740
Israel	3,389,817	—	—	3,389,817
Netherlands	11,036,303	—	—	11,036,303
Singapore	8,904,358	—	—	8,904,358
South Africa	1,056,994	1,555,061	—	2,612,055
Switzerland	3,477,117	—	—	3,477,117
Taiwan	3,040,439	—	—	3,040,439
United Kingdom	3,812,534	1,846,403	—	5,658,937
United States	267,122,523	—	—	267,122,523
Total Common Stocks	322,906,485	8,102,009	—	331,008,494
Exchange-Traded Funds	851,768	—	—	851,768
Money Market Funds	6,186,095	—	—	6,186,095
Total Investments	329,944,348	8,102,009	—	338,046,357

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Greater China Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 9.7%
Auto Components 1.4%
Fuyao Glass Industry Group Co., Ltd. Class H (a)	896,400	$2,554,982
Automobiles 2.7%
Brilliance China Automotive Holdings Ltd.	524,000	815,694
Chongqing Changan Automobile Co., Ltd., Class B	1,345,500	3,578,492
SAIC Motor Corp., Ltd., Class A	152,268	589,076
Total		4,983,262
Hotels, Restaurants & Leisure 1.0%
Galaxy Entertainment Group Ltd.	378,000	1,801,963
Household Durables 1.3%
Haier Electronics Group Co., Ltd.	781,000	2,361,116
Internet & Catalog Retail 1.9%
Vipshop Holdings Ltd., ADS (a)	138,346	3,454,500
Textiles, Apparel & Luxury Goods 1.4%
Shenzhou International Group Holdings Ltd.	505,000	2,494,503
TOTAL CONSUMER DISCRETIONARY		17,650,326
CONSUMER STAPLES 0.8%
Food Products 0.8%
China Mengniu Dairy Co., Ltd.	273,000	1,558,008
TOTAL CONSUMER STAPLES		1,558,008
ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
CNOOC Ltd.	1,664,500	2,591,060
PetroChina Co., Ltd., Class H	1,546,000	1,823,888
Total		4,414,948
TOTAL ENERGY		4,414,948
FINANCIALS 32.2%
Banks 14.3%
Bank of China Ltd., Class H	11,870,000	7,863,350
China Construction Bank Corp., Class H	8,407,340	8,426,415

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Industrial & Commercial Bank of China Ltd., Class H	11,383,000	$9,857,149
Total		26,146,914
Capital Markets 1.2%
Haitong Securities Co., Ltd., Class H	661,670	2,090,316
Insurance 11.7%
China Life Insurance Co., Ltd., Class H	1,578,000	7,555,741
China Pacific Insurance Group Co., Ltd., Class H	581,600	2,984,312
PICC Property & Casualty Co., Ltd., Class H	796,000	1,820,575
Ping An Insurance Group Co. of China Ltd., Class H	619,500	9,093,400
Total		21,454,028
Real Estate Management & Development 5.0%
China Overseas Land & Investment Ltd.	622,320	2,245,164
China Vanke Co., Ltd., Class H (a)	1,054,410	2,769,661
Dalian Wanda Commercial Properties Co., Ltd., Class H	501,300	4,110,235
Total		9,125,060
TOTAL FINANCIALS		58,816,318
HEALTH CARE 11.3%
Biotechnology 1.9%
China Biologic Products, Inc. (a)	30,924	3,458,231
Life Sciences Tools & Services 0.8%
WuXi PharmaTech (Cayman), Inc. ADR (a)	33,474	1,440,051
Pharmaceuticals 8.6%
China Animal Healthcare Ltd. (b)(c)	1,050,000	668,975
China Medical System Holdings Ltd.	1,968,000	3,279,843
China Traditional Chinese Medicine Co., Ltd. (a)	3,666,000	3,115,973
CSPC Pharmaceutical Group Ltd.	4,590,000	4,723,994
Luye Pharma Group Ltd. (a)	2,330,000	2,536,251
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	2,697,000	1,457,434
Total		15,782,470
TOTAL HEALTH CARE		20,680,752

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 6.0%
Air Freight & Logistics 0.9%
Sinotrans Ltd., Class H	2,226,000	$1,732,507
Commercial Services & Supplies 1.1%
Dongjiang Environmental Co. Ltd. Class H	337,400	2,020,522
Construction & Engineering 1.4%
Beijing Urban Construction Design & Development Group Co., Ltd. Class H (a)	2,779,000	2,574,434
Electrical Equipment 2.6%
Zhuzhou CSR Times Electric Co., Ltd., Class H	569,500	4,661,175
TOTAL INDUSTRIALS		10,988,638
INFORMATION TECHNOLOGY 22.9%
Electronic Equipment, Instruments & Components 3.4%
AAC Technologies Holdings, Inc.	256,500	1,428,525
Pax Global Technology Ltd. (a)	2,653,000	4,794,747
Total		6,223,272
Internet Software & Services 18.5%
58.Com, Inc., ADR (a)	26,831	2,012,593
Alibaba Group Holding Ltd., ADR (a)	44,708	3,993,319
Baidu, Inc., ADR (a)	29,583	5,839,684
Tencent Holdings Ltd.	1,099,300	21,923,247
Total		33,768,843
Technology Hardware, Storage & Peripherals 1.0%
Catcher Technology Co., Ltd.	92,000	1,073,961
Lenovo Group Ltd.	506,000	800,200
Total		1,874,161
TOTAL INFORMATION TECHNOLOGY		41,866,276

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 7.6%
Wireless Telecommunication Services 7.6%
China Mobile Ltd.	1,061,500	$13,966,854
TOTAL TELECOMMUNICATION SERVICES		13,966,854
UTILITIES 3.5%
Gas Utilities 2.1%
China Gas Holdings Ltd.	470,000	808,156
ENN Energy Holdings Ltd.	452,000	3,029,582
Total		3,837,738
Water Utilities 1.4%
CT Environmental Group Ltd.	1,307,590	1,776,918
Guangdong Investment Ltd.	508,000	710,563
Total		2,487,481
TOTAL UTILITIES		6,325,219
Total Common Stocks (Cost: $113,420,276)		$176,267,339

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.114% (d)(e)	5,830,296	$5,830,296
Total Money Market Funds (Cost: $5,830,296)		$5,830,296
Total Investments
(Cost: $119,250,572) (f)		$182,097,635(g)
Other Assets & Liabilities, Net		756,299
Net Assets		$182,853,934

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $2,126,409, which represents 1.16% of net assets. Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	05-23-2014 - 12-10-2014	677,129
Sihuan Pharmaceutical Holdings Group Ltd.	09-17-2013 - 03-05-2015	1,461,383

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $2,126,409, which represents 1.16% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2015.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,793,843	76,878,243	(74,841,790)	5,830,296	3,854	5,830,296

(f)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $119,251,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,423,000
Unrealized Depreciation	(576,000)
Net Unrealized Appreciation	$62,847,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	3,454,500	14,195,826	—	17,650,326
Consumer Staples	—	1,558,008	—	1,558,008
Energy	—	4,414,948	—	4,414,948
Financials	—	58,816,318	—	58,816,318
Health Care	4,898,282	13,656,061	2,126,409	20,680,752
Industrials	—	10,988,638	—	10,988,638
Information Technology	11,845,596	30,020,680	—	41,866,276
Telecommunication Services	—	13,966,854	—	13,966,854
Utilities	—	6,325,219	—	6,325,219
Total Common Stocks	20,198,378	153,942,552	2,126,409	176,267,339
Money Market Funds	5,830,296	—	—	5,830,296
Total Investments	26,028,674	153,942,552	2,126,409	182,097,635

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Common Stocks ($)
Balance as of August 31, 2014	—
Increase (decrease) in accrued discounts/premiums	—
Realized gain (loss)	187,635
Change in unrealized appreciation (depreciation)(a)	(672,946)
Sales	(466,856)
Purchases	1,217,626
Transfers into Level 3	1,860,950
Transfers out of Level 3	—
Balance as of May 31, 2015	2,126,409

(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2015 was $(672,946), which is comprised of Common Stocks.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 19.7%
Auto Components 1.1%
Delphi Automotive PLC	278,163	$24,194,618
Automobiles 0.7%
Tesla Motors, Inc. (a)	60,510	15,175,908
Hotels, Restaurants & Leisure 1.8%
Chipotle Mexican Grill, Inc. (a)	28,550	17,573,096
Hilton Worldwide Holdings, Inc. (a)	814,840	23,597,766
Total		41,170,862
Household Durables 1.7%
Harman International Industries, Inc.	175,720	21,177,775
Lennar Corp., Class A	362,380	16,897,779
Total		38,075,554
Internet & Catalog Retail 1.6%
Expedia, Inc.	125,570	13,468,638
Netflix, Inc. (a)	36,950	23,059,017
Total		36,527,655
Media 3.1%
Charter Communications Inc., Class A (a)	85,495	15,305,315
Cinemark Holdings, Inc.	432,280	17,520,308
DISH Network Corp., Class A (a)	262,850	18,607,152
Interpublic Group of Companies, Inc. (The)	867,710	17,718,638
Total		69,151,413
Multiline Retail 1.7%
Dollar General Corp.	229,400	16,652,146
Dollar Tree, Inc. (a)	297,646	22,320,473
Total		38,972,619
Specialty Retail 5.7%
Best Buy Co., Inc.	399,290	13,855,363
Foot Locker, Inc.	413,245	26,117,084
L Brands, Inc.	171,270	14,818,280
O’Reilly Automotive, Inc. (a)	97,270	21,353,683
Ross Stores, Inc.	219,740	21,242,266
Tractor Supply Co.	216,960	18,905,895
Ulta Salon Cosmetics & Fragrance, Inc. (a)	88,710	13,538,920
Total		129,831,491
Textiles, Apparel & Luxury Goods 2.3%
Kate Spade & Co. (a)	607,300	15,048,894
PVH Corp.	139,920	14,641,229

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	326,830	$23,018,637
Total		52,708,760
TOTAL CONSUMER DISCRETIONARY		445,808,880
CONSUMER STAPLES 7.3%
Beverages 1.4%
Constellation Brands, Inc., Class A	189,370	22,324,829
Monster Beverage Corp. (a)	64,660	8,229,925
Total		30,554,754
Food & Staples Retailing 1.7%
Kroger Co. (The)	430,360	31,330,208
Sprouts Farmers Market, Inc. (a)	272,860	8,183,072
Total		39,513,280
Food Products 3.1%
Hain Celestial Group, Inc. (The) (a)	170,230	10,770,452
Hershey Co. (The)	136,061	12,634,625
Keurig Green Mountain, Inc.	89,930	7,755,563
Mead Johnson Nutrition Co.	224,817	21,874,694
Tyson Foods, Inc., Class A	420,080	17,832,396
Total		70,867,730
Personal Products 0.4%
Herbalife Ltd. (a)	171,210	8,908,056
Tobacco 0.7%
Lorillard, Inc.	213,780	15,494,774
TOTAL CONSUMER STAPLES		165,338,594
ENERGY 4.6%
Energy Equipment & Services 1.2%
Cameron International Corp. (a)	320,135	16,432,530
Nabors Industries Ltd.	704,490	10,391,227
Total		26,823,757
Oil, Gas & Consumable Fuels 3.4%
Cabot Oil & Gas Corp.	489,872	16,636,053
Concho Resources, Inc. (a)	287,317	34,564,235
Whiting Petroleum Corp. (a)	789,370	26,041,317
Total		77,241,605
TOTAL ENERGY		104,065,362

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 8.5%
Banks 2.0%
Signature Bank (a)	235,361	$32,868,164
SVB Financial Group (a)	94,256	12,716,077
Total		45,584,241
Capital Markets 0.8%
Affiliated Managers Group, Inc. (a)	75,820	16,957,901
Diversified Financial Services 3.3%
CBOE Holdings, Inc.	284,390	16,642,503
McGraw Hill Financial, Inc.	292,520	30,348,950
Moody’s Corp.	247,535	26,758,534
Total		73,749,987
Insurance 0.9%
Aon PLC	209,660	21,221,785
Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International Corp.	112,020	9,135,231
Extra Space Storage, Inc.	172,110	12,052,863
Total		21,188,094
Thrifts & Mortgage Finance 0.6%
Radian Group, Inc.	706,250	12,656,000
TOTAL FINANCIALS		191,358,008
HEALTH CARE 14.6%
Biotechnology 3.0%
BioMarin Pharmaceutical, Inc. (a)	94,530	11,870,132
Incyte Corp. (a)	186,190	20,508,829
Medivation, Inc. (a)	128,420	16,957,861
Puma Biotechnology, Inc. (a)	33,100	6,469,395
Vertex Pharmaceuticals, Inc. (a)	89,790	11,519,159
Total		67,325,376
Health Care Equipment & Supplies 4.0%
Align Technology, Inc. (a)	240,100	14,566,867
CR Bard, Inc.	120,650	20,549,108
IDEXX Laboratories, Inc. (a)	136,050	18,448,380
St. Jude Medical, Inc.	291,030	21,463,462
Zimmer Holdings, Inc.	125,940	14,368,495
Total		89,396,312
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	190,430	16,790,213
Centene Corp. (a)	218,000	16,424,120
CIGNA Corp.	40,040	5,638,833

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Community Health Systems, Inc. (a)	234,900	$12,992,319
HCA Holdings, Inc. (a)	192,760	15,773,551
Henry Schein, Inc. (a)	79,048	11,198,730
Total		78,817,766
Health Care Technology 1.0%
Cerner Corp. (a)	126,765	8,530,017
Veeva Systems Inc., Class A (a)	549,250	14,895,660
Total		23,425,677
Life Sciences Tools & Services 1.1%
Illumina, Inc. (a)	122,320	25,207,706
Pharmaceuticals 2.0%
Jazz Pharmaceuticals PLC (a)	77,290	13,861,961
Mylan NV (a)	353,090	25,644,927
Perrigo Co. PLC	33,900	6,451,170
Total		45,958,058
TOTAL HEALTH CARE		330,130,895
INDUSTRIALS 15.2%
Aerospace & Defense 0.7%
TransDigm Group, Inc.	69,760	15,768,550
Airlines 2.3%
Alaska Air Group, Inc.	398,070	25,731,245
Southwest Airlines Co.	719,590	26,660,809
Total		52,392,054
Building Products 0.7%
Fortune Brands Home & Security, Inc.	321,220	14,731,149
Commercial Services & Supplies 1.0%
Stericycle, Inc. (a)	66,718	9,160,381
Tyco International PLC	321,410	12,972,108
Total		22,132,489
Electrical Equipment 1.9%
AMETEK, Inc.	531,713	28,584,891
Rockwell Automation, Inc.	117,753	14,470,666
Total		43,055,557
Industrial Conglomerates 1.0%
Roper Technologies, Inc.	129,660	22,685,314

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 4.1%
Flowserve Corp.	237,090	$13,039,950
Ingersoll-Rand PLC	309,280	21,272,278
Middleby Corp. (The) (a)	203,220	22,090,014
Pall Corp.	156,850	19,518,414
Wabtec Corp.	166,420	16,691,926
Total		92,612,582
Marine 0.6%
Kirby Corp. (a)	168,214	12,903,696
Professional Services 0.7%
Verisk Analytics, Inc. (a)	227,531	16,514,200
Road & Rail 0.5%
JB Hunt Transport Services, Inc.	128,790	10,820,936
Trading Companies & Distributors 1.7%
Fastenal Co.	421,540	17,498,125
United Rentals, Inc. (a)	243,828	21,678,748
Total		39,176,873
TOTAL INDUSTRIALS		342,793,400
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 1.2%
F5 Networks, Inc. (a)	42,350	5,322,972
Palo Alto Networks, Inc. (a)	135,050	22,889,624
Total		28,212,596
Internet Software & Services 1.5%
CoStar Group, Inc. (a)	85,999	17,966,051
LinkedIn Corp., Class A (a)	81,360	15,859,505
Total		33,825,556
IT Services 3.0%
Alliance Data Systems Corp. (a)	102,920	30,673,247
FleetCor Technologies, Inc. (a)	160,380	24,400,213
Gartner, Inc. (a)	135,670	11,868,412
Total		66,941,872
Semiconductors & Semiconductor Equipment 4.4%
Avago Technologies Ltd.	197,547	29,250,784
Broadcom Corp., Class A	162,140	9,217,659
Lam Research Corp.	248,590	20,446,528
NXP Semiconductors NV (a)	118,000	13,245,500
Skyworks Solutions, Inc.	247,970	27,117,999
Total		99,278,470

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 7.9%
Activision Blizzard, Inc.	1,683,800	$42,532,788
Electronic Arts, Inc. (a)	507,300	31,835,612
Intuit, Inc.	269,415	28,059,572
Red Hat, Inc. (a)	218,932	16,916,876
ServiceNow, Inc. (a)	295,318	22,624,312
Splunk, Inc. (a)	237,060	16,029,997
Tableau Software, Inc., Class A (a)	183,020	20,719,694
Total		178,718,851
TOTAL INFORMATION TECHNOLOGY		406,977,345
MATERIALS 6.2%
Chemicals 4.5%
Eastman Chemical Co.	274,323	21,059,777
International Flavors & Fragrances, Inc.	163,314	19,440,898
Sherwin-Williams Co. (The)	162,495	46,827,809
Westlake Chemical Corp.	184,080	12,979,481
Total		100,307,965
Construction Materials 0.5%
Eagle Materials, Inc.	141,420	11,805,741
Containers & Packaging 0.6%
Rock-Tenn Co., Class A	212,792	13,861,271
Paper & Forest Products 0.6%
International Paper Co.	251,830	13,052,349
TOTAL MATERIALS		139,027,326
TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
SBA Communications Corp., Class A (a)	332,241	37,147,866
TOTAL TELECOMMUNICATION SERVICES		37,147,866
UTILITIES 0.6%
Electric Utilities 0.6%
ITC Holdings Corp.	387,490	13,674,522
TOTAL UTILITIES		13,674,522
Total Common Stocks (Cost: $1,557,680,477)		$2,176,322,198

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	67,537,760	$67,537,760
Total Money Market Funds (Cost: $67,537,760)		$67,537,760
Total Investments (Cost: $1,625,218,237) (d)		$2,243,859,958(e)
Other Assets & Liabilities, Net		14,205,428
Net Assets		$2,258,065,386

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,786,697	746,899,129	(735,148,066)	67,537,760	56,223	67,537,760

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $1,625,218,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$632,946,000
Unrealized Depreciation	(14,304,000)
Net Unrealized Appreciation	$618,642,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	445,808,880	—	—	445,808,880
Consumer Staples	165,338,594	—	—	165,338,594
Energy	104,065,362	—	—	104,065,362
Financials	191,358,008	—	—	191,358,008
Health Care	330,130,895	—	—	330,130,895
Industrials	342,793,400	—	—	342,793,400
Information Technology	406,977,345	—	—	406,977,345
Materials	139,027,326	—	—	139,027,326
Telecommunication Services	37,147,866	—	—	37,147,866
Utilities	13,674,522	—	—	13,674,522
Total Common Stocks	2,176,322,198	—	—	2,176,322,198
Money Market Funds	67,537,760	—	—	67,537,760
Total Investments	2,243,859,958	—	—	2,243,859,958

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 13.5%
Auto Components 0.9%
Dorman Products, Inc. (a)	65,295	$3,046,665
Fox Factory Holding Corp. (a)	310,857	5,070,077
Total		8,116,742
Diversified Consumer Services 1.0%
Bridgepoint Education, Inc. (a)	10,406	96,776
Steiner Leisure Ltd. (a)	175,406	8,605,418
Total		8,702,194
Hotels, Restaurants & Leisure 1.9%
Cheesecake Factory, Inc. (The)	76,300	3,934,791
Denny’s Corp. (a)	256,043	2,670,529
Diversified Restaurant Holdings, Inc. (a)	790,261	3,279,583
Morgans Hotel Group Co. (a)	979,436	6,718,931
Total		16,603,834
Household Durables 3.4%
Century Communities, Inc. (a)	237,607	4,906,585
Helen of Troy Ltd. (a)	136,090	11,906,514
Installed Building Products, Inc. (a)	192,826	4,134,189
Jarden Corp. (a)	176,533	9,366,841
Total		30,314,129
Leisure Products 0.8%
Arctic Cat, Inc.	115,180	3,810,154
Callaway Golf Co.	343,922	3,246,624
Total		7,056,778
Media 2.1%
Carmike Cinemas, Inc. (a)	230,341	6,410,390
John Wiley & Sons, Inc., Class A	202,776	11,765,064
Total		18,175,454
Multiline Retail 0.3%
Tuesday Morning Corp. (a)	228,542	2,929,908
Specialty Retail 3.1%
Buckle, Inc. (The)	131,583	5,602,804
Destination Maternity Corp.	272,984	3,000,094
Express, Inc. (a)	268,415	4,734,841
Hibbett Sports, Inc. (a)	79,380	3,695,139
Penske Automotive Group, Inc.	189,371	9,773,437
Total		26,806,315
TOTAL CONSUMER DISCRETIONARY		118,705,354

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 0.8%
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	41,922	$3,655,179
Personal Products 0.4%
Elizabeth Arden, Inc. (a)	265,550	3,736,289
TOTAL CONSUMER STAPLES		7,391,468
ENERGY 4.4%
Energy Equipment & Services 2.4%
Glori Energy, Inc. (a)	597,636	1,213,201
Gulfmark Offshore, Inc., Class A	150,096	2,015,789
Helix Energy Solutions Group, Inc. (a)	152,379	2,387,779
Newpark Resources, Inc. (a)	297,084	2,519,272
Oceaneering International, Inc.	40,383	2,051,457
Tetra Technologies, Inc. (a)	1,262,791	7,942,955
Unit Corp. (a)	96,116	3,030,538
Total		21,160,991
Oil, Gas & Consumable Fuels 2.0%
Carrizo Oil & Gas, Inc. (a)	91,819	4,605,641
Diamondback Energy, Inc. (a)	85,275	6,635,247
Matador Resources Co. (a)	233,846	6,440,119
Total		17,681,007
TOTAL ENERGY		38,841,998
FINANCIALS 18.3%
Banks 8.6%
Berkshire Hills Bancorp, Inc.	90,399	2,478,741
Bryn Mawr Bank Corp.	248,631	7,180,463
Financial Institutions, Inc.	401,372	9,259,652
Independent Bank Corp.	384,958	5,208,482
National Bank Holdings Corp., Class A	242,204	4,630,940
OFG Bancorp	769,785	10,114,975
PacWest Bancorp	152,321	6,837,690
QCR Holdings, Inc.	61,034	1,314,672
Simmons First National Corp., Class A	79,713	3,430,848
South State Corp.	60,547	4,349,091
Southwest Bancorp, Inc.	511,295	9,049,922
Trico Bancshares	196,194	4,627,235
Union Bankshares Corp.	251,035	5,424,866
Veritex Holdings, Inc. (a)	160,948	2,253,272
Total		76,160,849
Capital Markets 1.7%
INTL FCStone, Inc. (a)	197,467	6,925,168
MVC Capital, Inc.	392,096	3,964,090

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	80,317	$3,837,546
Total		14,726,804
Insurance 2.8%
Arthur J Gallagher & Co.	82,115	3,978,472
CNO Financial Group, Inc.	426,931	7,684,758
Enstar Group Ltd. (a)	34,741	5,267,430
Horace Mann Educators Corp.	155,526	5,353,205
State Auto Financial Corp.	127,382	2,706,868
Total		24,990,733
Real Estate Investment Trusts (REITs) 4.1%
Acadia Realty Trust	158,564	4,918,655
American Campus Communities, Inc.	139,577	5,444,899
First Potomac Realty Trust	388,178	3,920,598
Physicians Realty Trust	386,108	6,200,894
STAG Industrial, Inc.	383,286	8,163,992
Summit Hotel Properties, Inc.	564,839	7,546,249
Total		36,195,287
Thrifts & Mortgage Finance 1.1%
Dime Community Bancshares, Inc.	255,614	4,189,514
Federal Agricultural Mortgage Corp., Class C	158,069	4,990,238
Total		9,179,752
TOTAL FINANCIALS		161,253,425
HEALTH CARE 14.1%
Biotechnology 1.0%
Repligen Corp. (a)	217,135	8,850,423
Health Care Equipment & Supplies 6.6%
Analogic Corp.	111,783	9,457,960
Atrion Corp.	28,506	10,686,329
Haemonetics Corp. (a)	93,798	3,875,733
Hill-Rom Holdings, Inc.	67,829	3,497,263
Invacare Corp.	247,588	5,380,087
Staar Surgical Co. (a)	1,152,449	10,763,874
Teleflex, Inc.	31,121	4,006,518
Thoratec Corp. (a)	135,129	6,133,505
West Pharmaceutical Services, Inc.	79,863	4,323,783
Total		58,125,052
Health Care Providers & Services 4.1%
Air Methods Corp. (a)	239,623	10,102,506
Magellan Health, Inc. (a)	106,118	7,176,760

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Providence Service Corp. (The) (a)	393,302	$18,902,094
Total		36,181,360
Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A (a)	47,463	6,852,233
Bio-Techne Corp.	47,511	4,810,489
Bruker Corp. (a)	164,316	3,260,029
Total		14,922,751
Pharmaceuticals 0.7%
Supernus Pharmaceuticals, Inc. (a)	442,159	6,287,501
TOTAL HEALTH CARE		124,367,087
INDUSTRIALS 18.9%
Aerospace & Defense 1.4%
AAR Corp.	146,256	4,320,402
American Science & Engineering, Inc.	132,413	5,181,321
Teledyne Technologies, Inc. (a)	29,554	2,994,707
Total		12,496,430
Air Freight & Logistics 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	112,100	6,107,208
HUB Group, Inc., Class A (a)	99,952	4,239,964
Total		10,347,172
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	132,107	4,285,551
McGrath Rentcorp	247,071	7,520,841
Unifirst Corp.	66,714	7,626,078
Total		19,432,470
Construction & Engineering 3.6%
Argan, Inc.	158,691	5,677,964
EMCOR Group, Inc.	139,958	6,349,894
Great Lakes Dredge & Dock Corp. (a)	668,790	3,718,472
MasTec, Inc. (a)	374,872	6,620,240
Primoris Services Corp.	316,536	5,941,381
Sterling Construction Co., Inc. (a)	818,278	3,240,381
Total		31,548,332
Electrical Equipment 1.9%
EnerSys	75,545	5,034,319
Global Power Equipment Group, Inc.	154,828	1,158,113
LSI Industries, Inc.	1,132,528	10,725,040
Total		16,917,472

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.4%
Raven Industries, Inc.	175,059	$3,371,636
Machinery 4.9%
Alamo Group, Inc.	104,027	5,510,310
Albany International Corp., Class A	136,895	5,418,304
ESCO Technologies, Inc.	73,602	2,745,355
Key Technology, Inc. (a)	297,951	3,763,121
Miller Industries, Inc.	169,810	3,482,803
PMFG, Inc. (a)	1,051,229	6,790,940
Terex Corp.	171,362	4,237,782
TriMas Corp. (a)	176,719	5,107,179
Wabash National Corp. (a)	500,158	6,772,139
Total		43,827,933
Marine 0.4%
Rand Logistics, Inc. (a)(b)	1,006,432	3,421,869
Professional Services 0.6%
Kforce, Inc.	252,161	5,550,063
Road & Rail 0.4%
Marten Transport Ltd.	152,241	3,452,826
Trading Companies & Distributors 1.9%
Kaman Corp.	194,503	8,239,147
MRC Global, Inc. (a)	228,023	3,491,032
Rush Enterprises, Inc., Class A (a)	188,131	4,998,641
Total		16,728,820
TOTAL INDUSTRIALS		167,095,023
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 3.6%
ADTRAN, Inc.	293,497	5,054,018
InterDigital, Inc.	127,696	7,486,816
Mitel Networks Corp. (a)	581,733	5,410,117
Plantronics, Inc.	207,317	11,437,679
Sonus Networks, Inc. (a)	289,637	2,267,858
Total		31,656,488
Electronic Equipment, Instruments & Components 8.0%
Anixter International, Inc. (a)	70,543	4,796,924
Belden, Inc.	173,228	14,623,908
Benchmark Electronics, Inc. (a)	243,900	5,668,236
Cognex Corp. (a)	74,237	3,746,741
CTS Corp.	215,941	4,070,488

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
FARO Technologies, Inc. (a)	104,360	$4,553,227
GSI Group, Inc. (a)	319,768	4,774,136
Littelfuse, Inc.	58,159	5,623,975
Newport Corp. (a)	335,916	6,345,453
Plexus Corp. (a)	244,737	11,130,639
Rogers Corp. (a)	75,471	5,452,780
Total		70,786,507
Internet Software & Services 0.3%
TechTarget, Inc. (a)	264,610	2,447,643
IT Services 3.5%
Acxiom Corp. (a)	89,887	1,489,428
Computer Task Group, Inc.	476,080	3,537,274
CoreLogic, Inc. (a)	240,092	9,358,786
DST Systems, Inc.	95,168	11,267,891
PRGX Global, Inc. (a)(b)	1,337,048	5,682,454
Total		31,335,833
Semiconductors & Semiconductor Equipment 0.4%
Xcerra Corp. (a)	456,680	3,525,570
Software 2.0%
American Software, Inc., Class A	415,405	3,651,410
Mentor Graphics Corp.	141,335	3,690,257
Netscout Systems, Inc. (a)	135,195	5,418,616
Progress Software Corp. (a)	185,949	4,896,037
Total		17,656,320
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc. (a)	300,053	5,343,944
Intevac, Inc. (a)	415,739	2,261,620
Total		7,605,564
TOTAL INFORMATION TECHNOLOGY		165,013,925
MATERIALS 5.5%
Chemicals 4.2%
H.B. Fuller Co.	75,587	3,182,968
Innophos Holdings, Inc.	95,110	4,956,182
Omnova Solutions, Inc. (a)	885,978	6,653,695
Rayonier Advanced Materials, Inc.	228,218	3,763,315
Sensient Technologies Corp.	198,744	13,454,969
Stepan Co.	102,126	5,255,404
Total		37,266,533

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 0.6%
Greif, Inc., Class A	144,816	$5,530,523
Metals & Mining 0.2%
Universal Stainless & Alloy Products, Inc. (a)	98,679	1,781,156
Paper & Forest Products 0.5%
PH Glatfelter Co.	161,077	3,783,699
TOTAL MATERIALS		48,361,911
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
General Communication, Inc., Class A (a)	600,567	9,651,112
TOTAL TELECOMMUNICATION SERVICES		9,651,112

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.3%
Electric Utilities 0.5%
Allete, Inc.	80,369	$4,046,579
Gas Utilities 1.8%
Laclede Group, Inc. (The)	113,337	6,064,663
New Jersey Resources Corp.	177,828	5,347,288
South Jersey Industries, Inc.	187,652	4,952,136
Total		16,364,087
TOTAL UTILITIES		20,410,666
Total Common Stocks (Cost: $603,635,760)		$861,091,969

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	22,064,059	$22,064,059
Total Money Market Funds (Cost: $22,064,059)		$22,064,059
Total Investments (Cost: $625,699,819) (d)		$883,156,028(e)
Other Assets & Liabilities, Net		(1,087,713)
Net Assets		$882,068,315

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,075,821	309,253,037	(299,264,799)	—	22,064,059	14,115	22,064,059
PRGX Global, Inc.*	8,426,444	—	(274,892)	(66,546)	8,085,006	—	5,682,454
Rand Logistics, Inc.*	4,870,856	792,087	—	—	5,662,943	—	3,421,869
Total	25,373,121	310,045,124	(299,539,691)	(66,546)	35,812,008	14,115	31,168,382

* Issuer was not an affiliate for the entire period ended May 31, 2015.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $625,700,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$311,494,000
Unrealized Depreciation	(54,038,000)
Net Unrealized Appreciation	$257,456,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	118,705,354	—	—	118,705,354
Consumer Staples	7,391,468	—	—	7,391,468
Energy	38,841,998	—	—	38,841,998
Financials	161,253,425	—	—	161,253,425
Health Care	124,367,087	—	—	124,367,087
Industrials	167,095,023	—	—	167,095,023
Information Technology	165,013,925	—	—	165,013,925
Materials	48,361,911	—	—	48,361,911
Telecommunication Services	9,651,112	—	—	9,651,112
Utilities	20,410,666	—	—	20,410,666
Total Common Stocks	861,091,969	—	—	861,091,969
Money Market Funds	22,064,059	—	—	22,064,059
Total Investments	883,156,028	—	—	883,156,028

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 18.0%
Diversified Consumer Services 2.2%
Capella Education Co.	72,800	$3,878,056
Grand Canyon Education, Inc. (a)	121,800	5,202,078
LifeLock, Inc. (a)	219,900	3,346,878
Total		12,427,012
Hotels, Restaurants & Leisure 8.2%
Bojangles’, Inc. (a)	86,935	2,392,451
Chuy’s Holdings, Inc. (a)	171,200	4,449,488
Domino’s Pizza, Inc.	52,117	5,663,033
Fiesta Restaurant Group, Inc. (a)	57,159	2,659,609
Jack in the Box, Inc.	81,600	7,083,696
Marriott Vacations Worldwide Corp.	32,800	2,895,584
Papa John’s International, Inc.	32,100	2,205,591
Red Robin Gourmet Burgers, Inc. (a)	43,300	3,610,787
Six Flags Entertainment Corp.	148,280	7,244,961
Sonic Corp.	183,200	5,521,648
Texas Roadhouse, Inc.	81,200	2,843,624
Total		46,570,472
Internet & Catalog Retail 0.6%
Liberty TripAdvisor Holdings, Inc., Class A (a)	127,200	3,559,056
Leisure Products 1.0%
Smith & Wesson Holding Corp. (a)	367,800	5,410,338
Media 2.5%
Eros International PLC (a)	416,016	8,299,519
IMAX Corp. (a)	143,500	5,788,790
Total		14,088,309
Specialty Retail 2.2%
Asbury Automotive Group, Inc. (a)	34,400	2,928,128
Container Store Group, Inc. (The) (a)	138,500	2,542,860
Finish Line, Inc., Class A (The)	149,900	3,922,883
Lithia Motors, Inc., Class A	29,400	3,129,630
Total		12,523,501
Textiles, Apparel & Luxury Goods 1.3%
Skechers U.S.A., Inc., Class A (a)	70,100	7,421,487
TOTAL CONSUMER DISCRETIONARY		102,000,175
CONSUMER STAPLES 3.3%
Food & Staples Retailing 3.3%
Casey’s General Stores, Inc.	34,800	3,034,212
Diplomat Pharmacy, Inc. (a)	127,586	4,931,199

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Smart & Final Stores, Inc. (a)	341,078	$5,764,218
Sprouts Farmers Market, Inc. (a)	169,300	5,077,307
Total		18,806,936
TOTAL CONSUMER STAPLES		18,806,936
ENERGY 3.4%
Energy Equipment & Services 0.5%
US Silica Holdings, Inc.	95,000	2,930,750
Oil, Gas & Consumable Fuels 2.9%
Carrizo Oil & Gas, Inc. (a)	173,314	8,693,430
Matador Resources Co. (a)	177,800	4,896,612
Oasis Petroleum, Inc. (a)	163,600	2,777,928
Total		16,367,970
TOTAL ENERGY		19,298,720
FINANCIALS 7.4%
Banks 2.7%
BankUnited, Inc.	244,800	8,222,832
Webster Financial Corp.	191,400	7,252,146
Total		15,474,978
Consumer Finance 0.8%
PRA Group, Inc. (a)	77,278	4,386,299
Real Estate Investment Trusts (REITs) 2.8%
FelCor Lodging Trust, Inc.	259,314	2,785,033
Sovran Self Storage, Inc.	108,700	9,914,527
STORE Capital Corp.	137,792	2,874,341
Total		15,573,901
Thrifts & Mortgage Finance 1.1%
Radian Group, Inc.	350,200	6,275,584
TOTAL FINANCIALS		41,710,762
HEALTH CARE 25.5%
Biotechnology 9.0%
AMAG Pharmaceuticals, Inc. (a)	31,300	2,177,854
Arena Pharmaceuticals, Inc. (a)	266,100	1,044,442
Arrowhead Research Corp. (a)	259,700	1,636,110
Bluebird Bio, Inc. (a)	19,800	3,846,150
Blueprint Medicines Corp. (a)	133,459	3,828,939
Celldex Therapeutics, Inc. (a)	83,300	2,404,871
Clovis Oncology, Inc. (a)	32,500	3,004,300

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Curis, Inc. (a)	551,500	$1,858,555
Dyax Corp. (a)	137,200	3,613,848
Insmed, Inc. (a)	56,300	1,235,222
Insys Therapeutics, Inc. (a)	33,800	2,014,480
Juno Therapeutics, Inc. (a)	25,700	1,352,848
Keryx Biopharmaceuticals, Inc. (a)	121,600	1,264,640
Merrimack Pharmaceuticals, Inc. (a)	126,500	1,492,700
Neurocrine Biosciences, Inc. (a)	59,900	2,627,214
Novavax, Inc. (a)	440,700	3,966,300
PTC Therapeutics, Inc. (a)	13,100	760,979
Puma Biotechnology, Inc. (a)	13,100	2,560,395
Receptos, Inc. (a)	13,118	2,163,027
Regulus Therapeutics, Inc. (a)	106,930	1,509,852
Spark Therapeutics, Inc. (a)	18,941	1,394,815
Tekmira Pharmaceuticals Corp. (a)	37,000	516,890
TESARO, Inc. (a)	55,496	3,260,945
Tokai Pharmaceuticals, Inc. (a)	131,500	1,495,155
Total		51,030,531
Health Care Equipment & Supplies 4.5%
Align Technology, Inc. (a)	189,046	11,469,421
Cyberonics, Inc. (a)	114,200	7,309,942
Insulet Corp. (a)	235,996	6,671,607
Total		25,450,970
Health Care Providers & Services 4.7%
HealthEquity, Inc. (a)	181,131	4,801,783
HealthSouth Corp.	217,400	9,382,984
LifePoint Health, Inc. (a)	56,300	4,238,827
Team Health Holdings, Inc. (a)	140,600	8,222,288
Total		26,645,882
Life Sciences Tools & Services 2.4%
ICON PLC (a)	103,474	6,712,358
INC Research Holdings, Inc. Class A (a)	192,705	6,665,666
Total		13,378,024
Pharmaceuticals 4.9%
Aerie Pharmaceuticals, Inc. (a)	189,000	2,103,570
Akorn, Inc. (a)	207,200	9,510,480
Catalent, Inc. (a)	140,167	4,479,737
Flex Pharma, Inc. (a)	132,508	2,365,268
Pacira Pharmaceuticals, Inc. (a)	72,000	5,631,120
Phibro Animal Health Corp., Class A	102,700	3,556,501
Total		27,646,676
TOTAL HEALTH CARE		144,152,083

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.6%
Aerospace & Defense 0.9%
Teledyne Technologies, Inc. (a)	49,300	$4,995,569
Air Freight & Logistics 0.9%
HUB Group, Inc., Class A (a)	116,100	4,924,962
Airlines 2.1%
Alaska Air Group, Inc.	83,042	5,367,835
Allegiant Travel Co.	42,100	6,629,487
Total		11,997,322
Commercial Services & Supplies 0.9%
ARC Document Solutions, Inc. (a)	448,500	3,359,265
MiX Telematics Ltd., ADR (a)	272,308	2,096,772
Total		5,456,037
Electrical Equipment 1.5%
EnerSys	61,900	4,125,016
Generac Holdings, Inc. (a)	102,700	4,290,806
Total		8,415,822
Machinery 1.9%
John Bean Technologies Corp.	95,563	3,590,302
Mueller Water Products, Inc., Class A	608,900	5,614,058
Watts Water Technologies, Inc., Class A	26,500	1,407,945
Total		10,612,305
Professional Services 1.3%
CEB, Inc.	88,200	7,460,838
Road & Rail 1.1%
Marten Transport Ltd.	37,370	847,551
Swift Transportation Co. (a)	225,600	5,249,712
Total		6,097,263
TOTAL INDUSTRIALS		59,960,118
INFORMATION TECHNOLOGY 24.6%
Electronic Equipment, Instruments & Components 1.1%
Belden, Inc.	34,900	2,946,258
Littelfuse, Inc.	35,800	3,461,860
Total		6,408,118
Internet Software & Services 4.5%
comScore, Inc. (a)	135,800	7,683,564
Constant Contact, Inc. (a)	239,388	6,525,717
Cvent, Inc. (a)	70,500	1,858,380
GrubHub, Inc. (a)	83,100	3,350,592

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
LogMeIn, Inc. (a)	49,200	$3,122,724
Shutterstock, Inc. (a)	44,942	2,875,838
Total		25,416,815
IT Services 3.2%
CoreLogic, Inc. (a)	138,600	5,402,628
Euronet Worldwide, Inc. (a)	144,300	8,629,140
MAXIMUS, Inc.	63,900	4,177,143
Total		18,208,911
Semiconductors & Semiconductor Equipment 4.8%
Cavium, Inc. (a)	51,200	3,602,944
Microsemi Corp. (a)	192,000	6,986,880
Monolithic Power Systems, Inc.	53,200	2,904,720
Power Integrations, Inc.	55,900	2,837,484
Qorvo, Inc. (a)	52,500	4,312,875
Rambus, Inc. (a)	127,900	1,955,591
Silicon Laboratories, Inc. (a)	81,800	4,534,992
Total		27,135,486
Software 10.1%
A10 Networks, Inc. (a)	690,968	4,180,357
Aspen Technology, Inc. (a)	71,639	3,066,149
Barracuda Networks, Inc. (a)	138,097	5,432,736
BroadSoft, Inc. (a)	85,900	3,136,209
CommVault Systems, Inc. (a)	120,900	5,371,587
Fortinet, Inc. (a)	156,700	6,277,402
Guidewire Software, Inc. (a)	82,800	4,011,660
Manhattan Associates, Inc. (a)	78,000	4,278,300
PTC, Inc. (a)	247,700	10,222,579
QLIK Technologies, Inc. (a)	214,600	7,762,082
Tyler Technologies, Inc. (a)	27,300	3,316,404
Total		57,055,465
Technology Hardware, Storage & Peripherals 0.9%
Electronics for Imaging, Inc. (a)	124,400	5,377,812
TOTAL INFORMATION TECHNOLOGY		139,602,607

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.4%
Chemicals 1.2%
Innospec, Inc.	77,200	$3,310,336
PolyOne Corp.	86,800	3,375,652
Total		6,685,988
Construction Materials 0.5%
Eagle Materials, Inc.	34,100	2,846,668
Metals & Mining 0.5%
Stillwater Mining Co. (a)	189,900	2,751,651
Paper & Forest Products 1.2%
Clearwater Paper Corp. (a)	113,300	6,799,133
TOTAL MATERIALS		19,083,440
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
Cogent Communications Holdings, Inc.	172,969	5,434,686
TOTAL TELECOMMUNICATION SERVICES		5,434,686
Total Common Stocks (Cost: $435,853,447)		$550,049,527

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	13,239,814	$13,239,814
Total Money Market Funds (Cost: $13,239,814)		$13,239,814
Total Investments
(Cost: $449,093,261) (d)		$563,289,341(e)
Other Assets & Liabilities, Net		2,940,176
Net Assets		$566,229,517

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000,963	389,217,540	(395,978,689)	13,239,814	10,393	13,239,814

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $449,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$126,854,000
Unrealized Depreciation	(12,658,000)
Net Unrealized Appreciation	$114,196,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	102,000,175	—	—	102,000,175
Consumer Staples	18,806,936	—	—	18,806,936
Energy	19,298,720	—	—	19,298,720
Financials	41,710,762	—	—	41,710,762
Health Care	144,152,083	—	—	144,152,083
Industrials	59,960,118	—	—	59,960,118
Information Technology	139,602,607	—	—	139,602,607
Materials	19,083,440	—	—	19,083,440
Telecommunication Services	5,434,686	—	—	5,434,686
Total Common Stocks	550,049,527	—	—	550,049,527
Money Market Funds	13,239,814	—	—	13,239,814
Total Investments	563,289,341	—	—	563,289,341

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 11.6%
Auto Components 1.8%
Delphi Automotive PLC	368,690	$32,068,656
Hotels, Restaurants & Leisure 1.5%
Aramark	398,180	12,482,943
Hilton Worldwide Holdings, Inc. (a)	99,649	2,885,835
Las Vegas Sands Corp.	26,685	1,356,398
McDonald’s Corp.	99,215	9,517,695
Total		26,242,871
Household Durables 0.4%
Mohawk Industries, Inc. (a)	40,028	7,470,826
Internet & Catalog Retail 1.1%
Priceline Group, Inc. (The) (a)	17,145	20,094,626
Media 4.3%
CBS Corp., Class B Non Voting	438,750	27,079,650
Comcast Corp., Class A	680,790	39,798,983
Twenty-First Century Fox, Inc., Class A	310,150	10,421,040
Total		77,299,673
Specialty Retail 1.9%
Lowe’s Companies, Inc.	323,545	22,641,679
Michaels Companies, Inc. (The) (a)	437,757	11,977,032
Total		34,618,711
Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	92,805	9,711,115
TOTAL CONSUMER DISCRETIONARY		207,506,478
CONSUMER STAPLES 7.5%
Beverages 2.9%
Diageo PLC, ADR	170,505	18,919,235
PepsiCo, Inc.	337,455	32,540,785
Total		51,460,020
Food & Staples Retailing 3.4%
CVS Health Corp.	485,995	49,756,168
Walgreens Boots Alliance, Inc.	135,435	11,625,741
Total		61,381,909
Tobacco 1.2%
Philip Morris International, Inc.	253,520	21,059,906
TOTAL CONSUMER STAPLES		133,901,835

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.5%
Energy Equipment & Services 1.1%
Halliburton Co.	140,370	$6,372,798
Schlumberger Ltd.	135,230	12,274,827
Total		18,647,625
Oil, Gas & Consumable Fuels 5.4%
Canadian Natural Resources Ltd.	475,340	14,659,485
Chevron Corp.	363,240	37,413,720
ConocoPhillips	128,385	8,175,557
Noble Energy, Inc.	240,860	10,544,851
Range Resources Corp.	160,865	8,913,530
Williams Companies, Inc. (The)	327,660	16,743,426
Total		96,450,569
TOTAL ENERGY		115,098,194
FINANCIALS 19.7%
Banks 9.8%
Bank of America Corp.	2,405,365	39,688,523
Citigroup, Inc.	922,430	49,885,014
JPMorgan Chase & Co.	879,280	57,839,038
Wells Fargo & Co.	486,455	27,222,022
Total		174,634,597
Capital Markets 3.8%
BlackRock, Inc.	112,370	41,102,698
Goldman Sachs Group, Inc. (The)	131,420	27,097,490
Total		68,200,188
Consumer Finance 2.5%
American Express Co.	562,405	44,834,927
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B (a)	236,925	33,880,275
Insurance 1.5%
Aon PLC	260,680	26,386,030
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	174,860	4,514,885
TOTAL FINANCIALS		352,450,902
HEALTH CARE 14.2%
Biotechnology 3.4%
Biogen, Inc. (a)	36,000	14,291,640
Celgene Corp. (a)	261,968	29,979,618

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	129,111	$16,563,650
Total		60,834,908
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	670,320	32,577,552
Medtronic PLC	713,472	54,452,183
St. Jude Medical, Inc.	229,686	16,939,342
Total		103,969,077
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	220,040	19,400,927
CIGNA Corp.	170,165	23,964,337
Total		43,365,264
Pharmaceuticals 2.5%
Johnson & Johnson	366,930	36,744,370
Perrigo Co. PLC	41,218	7,843,786
Total		44,588,156
TOTAL HEALTH CARE		252,757,405
INDUSTRIALS 12.0%
Aerospace & Defense 4.1%
Honeywell International, Inc.	440,670	45,917,814
United Technologies Corp.	236,590	27,721,250
Total		73,639,064
Air Freight & Logistics 0.9%
FedEx Corp.	95,180	16,487,080
Building Products 0.6%
Fortune Brands Home & Security, Inc.	215,673	9,890,764
Commercial Services & Supplies 1.2%
Tyco International PLC	527,227	21,278,882
Industrial Conglomerates 1.8%
General Electric Co.	1,146,945	31,277,190
Professional Services 3.2%
Dun & Bradstreet Corp. (The)	106,410	13,613,031
IHS, Inc., Class A (a)	74,045	9,137,153
Nielsen NV	765,710	34,449,293
Total		57,199,477

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.2%
Kansas City Southern	42,898	$3,882,269
TOTAL INDUSTRIALS		213,654,726
INFORMATION TECHNOLOGY 22.4%
Communications Equipment 1.2%
QUALCOMM, Inc.	319,365	22,253,353
Internet Software & Services 4.7%
Alibaba Group Holding Ltd., ADR (a)	117,850	10,526,362
Facebook, Inc., Class A (a)	243,670	19,296,227
Google, Inc., Class A (a)	38,005	20,724,887
Google, Inc., Class C (a)	63,007	33,526,655
Total		84,074,131
IT Services 2.1%
MasterCard, Inc., Class A	411,012	37,919,967
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Corp., Class A	506,363	28,786,737
Skyworks Solutions, Inc.	134,650	14,725,324
Total		43,512,061
Software 5.9%
Activision Blizzard, Inc.	1,160,450	29,312,967
Electronic Arts, Inc. (a)	313,315	19,662,083
Intuit, Inc.	144,460	15,045,509
Microsoft Corp.	863,390	40,458,455
Total		104,479,014
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	619,165	80,664,816
EMC Corp.	704,925	18,567,724
Hewlett-Packard Co.	273,427	9,132,462
Total		108,365,002
TOTAL INFORMATION TECHNOLOGY		400,603,528
MATERIALS 2.5%
Chemicals 2.5%
LyondellBasell Industries NV, Class A	224,245	22,671,170
Monsanto Co.	188,880	22,095,182
Total		44,766,352
TOTAL MATERIALS		44,766,352

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	983,675	$48,632,892
TOTAL TELECOMMUNICATION SERVICES		48,632,892
Total Common Stocks (Cost: $1,239,402,230)		$1,769,372,312

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	16,391,469	$16,391,469
Total Money Market Funds (Cost: $16,391,469)		$16,391,469
Total Investments
(Cost: $1,255,793,699) (d)		$1,785,763,781(e)
Other Assets & Liabilities, Net		(27,201)
Net Assets		$1,785,736,580

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	30,285,104	417,021,667	(430,915,302)	16,391,469	17,933	16,391,469

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $1,255,794,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$533,770,000
Unrealized Depreciation	(3,800,000)
Net Unrealized Appreciation	$529,970,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Investments
Common Stocks
Consumer Discretionary	207,506,478	—	—	207,506,478
Consumer Staples	133,901,835	—	—	133,901,835
Energy	115,098,194	—	—	115,098,194
Financials	352,450,902	—	—	352,450,902
Health Care	252,757,405	—	—	252,757,405
Industrials	213,654,726	—	—	213,654,726
Information Technology	400,603,528	—	—	400,603,528
Materials	44,766,352	—	—	44,766,352
Telecommunication Services	48,632,892	—	—	48,632,892
Total Common Stocks	1,769,372,312	—	—	1,769,372,312
Money Market Funds	16,391,469	—	—	16,391,469
Total Investments	1,785,763,781	—	—	1,785,763,781

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2015